    As filed with the Securities and Exchange Commission on April 27, 2018.

                                                             File Nos. 333-96785
                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                    POST-EFFECTIVE AMENDMENT NO. 32                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 426                            [X]


                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account B
                           (Exact Name of Registrant)


                    Brighthouse Life Insurance Company of NY
                              (Name of Depositor)


                  285 Madison Avenue, New York, New York 10017
        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (980) 365-7100



                        (Name and Address of Guarantor)


                   Metropolitan Tower Life Insurance Company
                                200 Park Avenue
                               New York, NY 10166


                    (Name and Address of Agent for Service)


                    Brighthouse Life Insurance Company of NY

                           c/o CT Corporation System
                         111 Eighth Avenue, 13th Floor
                               New York, NY 10011
                                 (212) 894-8940



                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                           1633 Broadway, 31st Floor
                               New York, NY 10019


                (Approximate Date of Proposed Public Offering:)


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]    on (date) pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[X]    on April 30, 2018 pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under these Variable Annuity Contracts

                   Brighthouse Life Insurance Company of NY
                     Brighthouse Variable Annuity Account B

                                    CLASS L

                        Supplement Dated April 30, 2018
                                     To the
                        Prospectus Dated April 30, 2018

This document is a supplement to the prospectus dated April 30, 2018 (the "Prospectus") for the Class L variable annuity contracts ("Contracts") issued by Brighthouse Life Insurance Company of NY ("we," "us," or "our"). In this supplement, we provide information about the succession of Metropolitan Tower Life Insurance Company ("Met Tower Life") to the guarantee initially provided by General American Life Insurance Company ("General American") for Contracts issued on or before December 31, 2002. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

Effective following the close of business on April 27, 2018, General American was merged into Met Tower Life. As a result of the merger, Met Tower Life assumed legal ownership of all of the assets of General American and has become responsible for all of General American's liabilities and obligations, including those created under the guarantee agreement. Met Tower Life is now responsible for ensuring that there will be sufficient funds to meet obligations under the Contracts.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                       Telephone: 800-343-8496

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                       BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B





                                                                         CLASS L





                                                                  APRIL 30, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY
(Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



The annuity contract has 60 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below. Effective for contracts issued on and after May 1, 2003, the Fixed
                              Account is not available as an investment choice.


BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)


     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B) (formerly Pyramis(R) Government Income Portfolio)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.


To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 86 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  5
FEE TABLES AND EXAMPLES..................................  7
1. THE ANNUITY CONTRACT.................................. 15
2. PURCHASE.............................................. 16
     Purchase Payments................................... 16
     Termination for Low Account Value................... 16
     Allocation of Purchase Payments..................... 17
     Investment Allocation Restrictions for Certain
       Riders............................................ 18
     Free Look........................................... 20
     Accumulation Units.................................. 20
     Account Value....................................... 21
     Replacement of Contracts............................ 21
3. INVESTMENT OPTIONS.................................... 22
     Investment Portfolios That Are Funds-of-Funds....... 25
     Transfers........................................... 25
     Dollar Cost Averaging Programs...................... 28
     Three Month Market Entry Program.................... 30
     Automatic Rebalancing Program....................... 30
     Voting Rights....................................... 30
     Substitution of Investment Options.................. 30
4. EXPENSES.............................................. 31
     Product Charges..................................... 31
     Account Fee......................................... 31
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 31
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 32
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 34
     Withdrawal Charge................................... 34
     Reduction or Elimination of the Withdrawal
       Charge............................................ 35
     Premium and Other Taxes............................. 35
     Transfer Fee........................................ 36
     Income Taxes........................................ 36
     Investment Portfolio Expenses....................... 36
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 36
     Annuity Date........................................ 36
     Annuity Payments.................................... 36
     Annuity Options..................................... 37
     Variable Annuity Payments........................... 39
     Fixed Annuity Payments.............................. 39
6. ACCESS TO YOUR MONEY.................................. 39
     Systematic Withdrawal Program....................... 41
     Suspension of Payments or Transfers................. 41
7. LIVING BENEFITS....................................... 41
     Overview of Living Benefit Riders................... 41
     Guaranteed Income Benefits.......................... 42
     Description of GMIB Plus I.......................... 43
     Description of GMIB................................. 48
     Guaranteed Withdrawal Benefits...................... 49
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 50
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 57
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 58
     Guaranteed Minimum Accumulation Benefit............. 62
8. PERFORMANCE........................................... 64
9. DEATH BENEFIT......................................... 65
     Upon Your Death..................................... 65
     Standard Death Benefit -- Principal Protection...... 66
     Optional Death Benefit -- Annual Step-Up............ 66
     General Death Benefit Provisions.................... 67
     Spousal Continuation................................ 67
     Death of the Annuitant.............................. 68
     Controlled Payout................................... 68
10. FEDERAL INCOME TAX STATUS............................ 68
     Non-Qualified Contracts............................. 68
     Qualified Contracts................................. 72
11. OTHER INFORMATION.................................... 78
     Brighthouse Life Insurance Company of NY............ 78
     Metropolitan Tower Life Insurance Company........... 79
     The Separate Account................................ 79
     Distributor......................................... 80
     Selling Firms....................................... 80
     Requests and Elections.............................. 81
     Ownership........................................... 83
     Legal Proceedings................................... 83
     Financial Statements................................ 83

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  84
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     GMIB Plus I Examples.............................. D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 21
Accumulation Phase....................................................... 15
Accumulation Unit........................................................ 20
Annual Benefit Payment..................................... 52 and 58
Annuitant................................................................ 83
Annuity Date............................................................. 36
Annuity Options.......................................................... 37
Annuity Payments......................................................... 36
Annuity Service Center..................................................... 6
Annuity Units............................................................ 37
Beneficiary.............................................................. 83
Benefit Base............................................................. 58
Business Day............................................................. 17
Contract Year.............................................. 16 and 42
Fixed Account............................................................ 15
Free Look................................................................ 20
Good Order............................................................... 82
Guaranteed Accumulation Amount........................................... 63
Guaranteed Withdrawal Amount............................................. 59
GWB Withdrawal Rate...................................................... 58
Income Base.............................................................. 43
Income Phase............................................................. 15
Investment Portfolios.................................................... 22
Joint Owners............................................................. 83
Owner.................................................................... 83
Purchase Payment......................................................... 16
Remaining Guaranteed Withdrawal Amount................................... 50
Separate Account......................................................... 79
Total Guaranteed Withdrawal Amount....................................... 50

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                   Brighthouse Life Insurance Company of NY

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE


WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")


Number of Complete Years from     Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
-------------------------------   ------------------------
               0                             7
               1                             6
               2                             5
        3 and thereafter                     0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)


Mortality and Expense Charge                               1.35%
Administration Charge                                      0.25%
                                                           ----

Total Separate Account Annual Expenses                     1.60%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up Death Benefit     0.20%
Total Separate Account Annual Expenses
Including Charge for Optional Death Benefit                1.80%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. For contracts issued before May 1, 2003, the Mortality and Expense Charge is 1.45%. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.95%


  GMIB --  maximum charge                                             0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.") Charges for riders may vary depending on your Contract issue date and the specific benefits elected. Additional information describing the rider charges in effect for when your Contract was issued, and that will enable you to determine the applicable charges, is available in the section of the Prospectus titled "Expenses."



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus I rider charge may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may decrease with certain withdrawals. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge           1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge           0.55%


  Guaranteed Withdrawal Benefit I -- maximum charge                  0.95%

  Guaranteed Withdrawal Benefit I -- current charge                  0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) RIDER
CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))

  GMAB -- maximum charge                                             0.75%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation           0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation             0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio               --           0.55%        0.02%

 American Funds(R) Moderate Allocation           0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio                  0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio           0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate           0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International             0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Harris Oakmark International Portfolio          0.77%         0.25%        0.04%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation          0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation            0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio             0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation          0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                   --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio          0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate            --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Templeton International              --        0.95%         0.01%         0.94%
  Bond Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Harris Oakmark International Portfolio           --        1.06%         0.02%         1.04%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Balanced-Risk Allocation               0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio         0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.69%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.03%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.06%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.07%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                         0.62%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Balanced-Risk Allocation              0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                      --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                    --        0.82%         0.14%         0.68%

 JPMorgan Global Active Allocation               --        1.02%         0.06%         0.96%
  Portfolio

 Loomis Sayles Global Markets Portfolio          --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.10%         0.89%

 PanAgora Global Diversified Risk              0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio        0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio          0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                     0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.93%         0.09%         0.84%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value               --        1.10%         0.05%         1.05%
  Portfolio

 Brighthouse/Dimensional International           --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.68%           --          0.68%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                          --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.01%         1.06%
  Portfolio

 Western Asset Management Strategic      0.56%         0.25%        0.04%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.02%        --        0.74%         0.01%         0.73%

  U.S. Government Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,214     $1,959      $2,543      $5,311
    minimum       $1,142     $1,748      $2,201      $4,677


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $514      $1,509      $2,543      $5,311
    minimum        $442      $1,298      $2,201      $4,677


CHART 2. Chart 2 assumes that you do not select the optional death benefit rider, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,014     $1,349      $1,509      $3,155
    minimum       $  942     $1,133      $1,150      $2,441


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $314        $899      $1,509      $3,155
    minimum        $242        $683      $1,150      $2,441

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


Except as described below, the contract also contains a Fixed Account option. The Fixed Account offers an interest rate that is guaranteed by us. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


This prospectus describes all material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT IS NOT AVAILABLE AS AN INVESTMENT CHOICE (A GUARANTEED ACCOUNT OPTION IS AVAILABLE IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM DURING THE ACCUMULATION PHASE, AND A FIXED ANNUITY PAYMENT OPTION IS AVAILABLE DURING THE INCOME PHASE). ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."

All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if, at the time the termination would otherwise occur, the Benefit Base/

Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus (GMIB Plus I) or Lifetime Withdrawal Guarantee II (LWG II) riders, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for Certain Riders."


If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee I" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


Allocation. If you elect the GMIB Plus I or the Lifetime Withdrawal Guarantee

II, you must comply with certain investment allocation restrictions.

SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or the BlackRock Ultra-Short Term Bond Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o  at least 30% of Purchase Payments or Account Value to Platform 1 portfolios;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and you may allocate up to 85% of
                                                            ---------
purchase payments or account value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     BlackRock Ultra-Short Term Bond Portfolio

   Brighthouse/Franklin Low Duration Total Return Portfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
     Western Asset Management U.S. Government Portfolio

Platform 2
----------


   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

Platform 3
----------


   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio

Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and

2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3. INVESTMENT OPTIONS

The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANYOF NY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT

RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B) (formerly Pyramis(R) Government Income Portfolio)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.

o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, Lifetime Withdrawal Guarantee II, or Lifetime Withdrawal Guarantee I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to "Purchase -- Investment Allocation Restrictions for Certain Riders" for more information.


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the GMAB rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. This program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.45% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.

If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday (for GMIB Plus I) or 86th birthday (for GMIB) ; or


o  the Guaranteed Principal Option is exercised (only applicable to GMIB Plus
     I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For GMIB Plus I, the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the GMIB Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the GMIB Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the GMIB Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the Income Base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)

For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an

Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          5
  3 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.


5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB PLUS I OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GMAB RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or

o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GMIB, GWB or GMAB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders -- a guaranteed income benefit and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I)


o  Guaranteed Minimum Income Benefit (GMIB)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the income phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee II (LWG II)

o  Lifetime Withdrawal Guarantee I (LWG I)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


We no longer offer the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you select.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus I in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus I in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR

ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB AND QUALIFIED CONTRACTS. The GMIB Plus I and GMIB riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding the GMIB Plus I or GMIB rider in connection with a Qualified Contract.


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS I


The GMIB Plus I rider is no longer available for purchase. The GMIB Plus I rider is available only for Owners up through age 78, and you can only elect the GMIB Plus I at the time you purchase the contract. THE GMIB PLUS I RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are described below.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


THE ANNUAL INCREASE AMOUNT IS LIMITED TO 270% OF THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a 270% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Plus I investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for Certain Riders."


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS I RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, but the investment allocation restrictions described above will no longer apply.


EXERCISING THE GMIB PLUS I RIDER. If you exercise the GMIB Plus I, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB Plus I rider.


The GMIB Annuity Table is specified in the rider. For GMIB Plus I, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus I, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.

If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus I, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS I RIDER. Except as otherwise provided in the GMIB Plus I rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus I rider terminates, the corresponding GMIB Plus I rider charge terminates and the GMIB Plus I investment allocation restrictions, described above, will no longer apply.


For contracts issued with the GMIB Plus I rider on or before May 1, 2009, the
------------------------------------------------------------------------
following additional differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(3) The Annual Increase Amount is limited to a maximum of 190% of your Purchase Payments or, if greater, 190% of the Annual Increase Amount as increased by the most recent Optional Step-Up.

(4) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(5) The joint and last survivor Annuity Option under the

GMIB Plus I is only available if the oldest Annuitant's attained age is 55 or older.

(6) The annuity rates for attained ages 85 to 90 are the same as those for attained age 84.

(7) Different investment allocation restrictions apply. (See
"Purchase -- Investment Allocation and Restrictions for Certain Riders.")

(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(See Appendix D for examples illustrating the operation of

the GMIB Plus I.)


DESCRIPTION OF GMIB


The GMIB rider is no longer available for sale. GMIB was available only for Owners up through age 75, and you could only elect the GMIB at the time you purchased the contract. GMIB may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


The GMIB rider is otherwise identical to the GMIB Plus I, with the following exceptions:


(1) The additional charge for GMIB is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB income base is calculated as described above for GMIB Plus I, except that:


      a. withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b. the annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c. if total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee II rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and both you and your spouse are at least age 59 1/2 at the time of the first withdrawal), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, AND THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider or the GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or Benefit Base (for GWB I), as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first three years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDER) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals..


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranted Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


6% COMPOUNDING INCOME AMOUNT. If the Single Life version of the LWG II has been elected, beginning with the contract anniversary following the date you reach age 63, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed

Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


If the Joint Life version of the LWG II has been elected, beginning with the contract anniversary following the date the younger spouse reaches age 66, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date the younger spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday (or, for the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63); and


o may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before December 11, 2009, the second bullet item
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above is replaced with the following: "if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63)."


For contracts issued on or before February 23, 2009, the maximum charge upon an
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Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic

Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
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Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. If the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (6% if you take your first withdrawal during a Contract Year in which the younger spouse attains or will attain age 76 or older).


For contracts issued on or before December 11, 2009, if the Single Life version
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of the LWG II is elected, the Withdrawal Rate is 5% (6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); if the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).


If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate.


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2 (or, for the Joint Life version, if you take your first withdrawal before the date when both you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take your first withdrawal when both you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2). Therefore, you will be guaranteed income for life.


o The Withdrawal Rate used to calculate your Annual Benefit Payment varies depending on: (a) whether you have elected the Single Life or Joint Life version of LWG II, and (b) your age (or, for the Joint Life version, the age of the younger spouse) when you take your first withdrawal (see "Annual Benefit Payment" above).

o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 6% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE WITHDRAWAL RATE (SEE "ANNUAL BENEFIT PAYMENT" ABOVE FOR HOW THE WITHDRAWAL RATE IS DETERMINED).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee II - 2. When Withdrawals Do Exceed the Annual Benefit Payment."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (because you elected the Single Life version of LWG II and took your first withdrawal before the Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) will attain age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. For a detailed description of the LWG II investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for Certain Riders." If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, your former spouse will not be eligible to receive payments under the LWG II rider. Furthermore, changing the primary Beneficiary under the contract terminates the LWG II rider. In order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1/2 at the time of the first withdrawal.


The Withdrawal Rate for the Joint Life version of LWG II may differ from the Withdrawal Rate for the Single Life version (see "Annual Benefit Payment" above). In addition, for contracts issued prior to December 14, 2009, the age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II (see "6% Compounding Income Amount" below).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in

      Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner (or, for the Joint Life version, the primary Beneficiary) for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. By contrast, the Withdrawal Rate under the Lifetime Withdrawal Guarantee II varies depending on whether the Single Life or Joint Life version is elected and the age at which the first withdrawal is made. (See "Description of the Lifetime Withdrawal Guarantee II -- Annual Benefit Payment" above.)


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


AGE AND OTHER PURCHASE REQUIREMENTS. You could only elect the Single Life version of the Lifetime Withdrawal Guarantee I rider if the Owner or oldest Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract was issued. You could only elect the Joint Life version of the Lifetime Withdrawal Guarantee I rider if: (1) the contract was owned by Joint Owners who are spouses and (2) both Joint Owners were at least 63 years old on the date the contract was issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version of the Lifetime Withdrawal Guarantee I rider could only be purchased with Non-Qualified Contracts.

TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio

   (b)        the American Funds(R) Balanced Allocation Portfolio

   (c)        the American Funds(R) Growth Allocation Portfolio

   (d)        the American Funds(R) Moderate Allocation Portfolio

   (e)        the AQR Global Risk Balanced Portfolio

   (f)        the BlackRock Global Tactical Strategies Portfolio

   (g)        the BlackRock Ultra-Short Term Bond Portfolio

   (h)        the Brighthouse Asset Allocation 20 Portfolio

   (i)        the Brighthouse Asset Allocation 40 Portfolio

   (j)        the Brighthouse Asset Allocation 60 Portfolio

   (k)        the Brighthouse Asset Allocation 80 Portfolio

   (l)        the Brighthouse Balanced Plus Portfolio

   (m)        the Fidelity Institutional Asset Management(R) Government Income
              Portfolio

   (n)        the Invesco Balanced-Risk Allocation Portfolio

   (o)        the JPMorgan Global Active Allocation Portfolio

   (p)        the MetLife Aggregate Bond Index Portfolio

   (q)        the MetLife Multi-Index Targeted Risk Portfolio

   (r)        the PanAgora Global Diversified Risk Portfolio

   (s)        the Schroders Global Multi-Asset Portfolio

   (t)        the SSGA Growth and Income ETF Portfolio

   (u)        the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;

o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we would charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:

(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of the cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

OPTIONAL RESET. Starting with the fifth contract anniversary (as long as it is prior to the Owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the Owner's 86th birthday.


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available Brighthouse Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.

      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the

Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)

GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.

DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS


INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


NON-QUALIFIED CONTRACTS


This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.

SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).

AGGREGATION


If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.

TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f)  to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.

The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS AND TRANSFERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:


(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.


For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




11. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


METROPOLITAN TOWER LIFE INSURANCE COMPANY


For contracts issued on or before December 31, 2002, Metropolitan Tower Life Insurance Company ("Met Tower Life") agreed to ensure that Brighthouse will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, Met Tower Life will pay such claim directly to the contract Owner if Brighthouse is unable to make such payment. This guarantee is enforceable by such contract Owners against Met Tower Life directly without any requirement that contract Owners first file a claim against Brighthouse. The guarantee agreement is binding on Met Tower Life, its successors or assignees and will terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than Met Tower Life's rating. With respect to the guarantee, Met Tower Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


Met Tower Life is a direct wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The principal executive offices of Met Tower Life are located at 200 Park Avenue, New York, NY 10166. Prior to April 30, 2018, the guarantee was provided by General American Life Insurance Company ("General American"). On April 27, 2018, following the close of business, General American merged into Met Tower Life and Met Tower Life replaced General American as the issuer of the guarantee.


THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as First MetLife Investors Variable Annuity Account One. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your financial representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of Met Tower Life as well as General American Life Insurance Company (an affiliate of Met

Tower Life that was merged into Met Tower Life effective as of April 27, 2018) and an unaudited narrative description of the pro forma effects of the merger have also been included.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Additional Information


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)





                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.178148         10.497446       2,093,982.9022
01/01/2013 to 12/31/2013        10.497446         11.459381       2,163,072.4015
01/01/2014 to 12/31/2014        11.459381         12.081996       2,106,237.1102
01/01/2015 to 12/31/2015        12.081996         11.935192       1,684,340.3656
01/01/2016 to 12/31/2016        11.935192         12.143818       1,553,221.3651
01/01/2017 to 12/31/2017        12.143818         13.552152       1,380,196.6109
--------------------------      ---------         ---------       --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996796          1.037539           4,075.6868
01/01/2015 to 12/31/2015         1.037539          1.009006          44,960.1686
01/01/2016 to 12/31/2016         1.009006          1.010776          44,161.3525
01/01/2017 to 12/31/2017         1.010776          1.146561         113,069.0529
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.008027          6.992356       1,053,299.4409
01/01/2009 to 12/31/2009         6.992356          8.881638       2,767,145.6000
01/01/2010 to 12/31/2010         8.881638          9.784098       3,720,125.5428
01/01/2011 to 12/31/2011         9.784098          9.405479       4,101,132.2448
01/01/2012 to 12/31/2012         9.405479         10.486500       4,149,652.8619
01/01/2013 to 12/31/2013        10.486500         12.208182       4,013,297.7611
01/01/2014 to 12/31/2014        12.208182         12.715716       3,754,606.3246
01/01/2015 to 12/31/2015        12.715716         12.400753       3,662,380.0831
01/01/2016 to 12/31/2016        12.400753         13.130747       2,955,651.2313
01/01/2017 to 12/31/2017        13.130747         15.071216       2,714,681.5805
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.998027          6.342282         998,875.0742
01/01/2009 to 12/31/2009         6.342282          8.349533       2,336,080.1400
01/01/2010 to 12/31/2010         8.349533          9.306378       2,491,652.8125
01/01/2011 to 12/31/2011         9.306378          8.708073       2,524,841.8000
01/01/2012 to 12/31/2012         8.708073          9.933828       2,401,832.0423
01/01/2013 to 12/31/2013         9.933828         12.206386       2,317,551.6617
01/01/2014 to 12/31/2014        12.206386         12.754435       2,198,147.3510
01/01/2015 to 12/31/2015        12.754435         12.432218       2,107,957.5872
01/01/2016 to 12/31/2016        12.432218         13.304348       1,910,847.0209
01/01/2017 to 12/31/2017        13.304348         15.857161       1,709,221.4846
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.988028          5.743791         140,615.4966
01/01/2009 to 12/31/2009         5.743791          7.835191         446,242.0000
01/01/2010 to 12/31/2010         7.835191          9.105799       1,154,990.0764
01/01/2011 to 12/31/2011         9.105799          8.532140         765,654.4995
01/01/2012 to 12/31/2012         8.532140          9.838177         971,594.4746
01/01/2013 to 12/31/2013         9.838177         12.540809         974,997.5463
01/01/2014 to 12/31/2014        12.540809         13.325075         912,984.4800
01/01/2015 to 12/31/2015        13.325075         13.936918         801,572.5436
01/01/2016 to 12/31/2016        13.936918         14.933854         751,865.9636
01/01/2017 to 12/31/2017        14.933854         18.760905         686,222.9089
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.018026          7.664231         422,581.5738
01/01/2009 to 12/31/2009         7.664231          9.288692       1,513,989.9200
01/01/2010 to 12/31/2010         9.288692         10.026861       2,225,207.5344
01/01/2011 to 12/31/2011        10.026861          9.867207       2,395,813.8270
01/01/2012 to 12/31/2012         9.867207         10.740633       2,292,794.6608
01/01/2013 to 12/31/2013        10.740633         11.975342       2,089,947.8708
01/01/2014 to 12/31/2014        11.975342         12.478537       1,922,409.0319
01/01/2015 to 12/31/2015        12.478537         12.166943       1,799,160.6579
01/01/2016 to 12/31/2016        12.166943         12.787964       1,666,539.8701
01/01/2017 to 12/31/2017        12.787964         14.188915       1,505,581.7388
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.107341         11.482334       2,435,473.5605
01/01/2013 to 12/31/2013        11.482334         10.895034       2,380,442.3656
01/01/2014 to 12/31/2014        10.895034         11.128446       2,201,933.3778
01/01/2015 to 12/31/2015        11.128446          9.883533       1,825,889.7256
01/01/2016 to 12/31/2016         9.883533         10.577105       1,491,366.1771
01/01/2017 to 12/31/2017        10.577105         11.407300       1,311,797.7131
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.934082         10.228279       4,038,666.0523
01/01/2013 to 12/31/2013        10.228279         11.081407       4,274,656.9657
01/01/2014 to 12/31/2014        11.081407         11.527592       3,937,429.3032
01/01/2015 to 12/31/2015        11.527592         11.309628       3,427,005.5533
01/01/2016 to 12/31/2016        11.309628         11.600120       2,833,524.7353
01/01/2017 to 12/31/2017        11.600120         12.910083       2,465,981.5805
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.046652         11.971652          22,570.8026
01/01/2009 to 12/31/2009        11.971652         17.243250          95,064.5100
01/01/2010 to 12/31/2010        17.243250         19.606939         125,534.9748
01/01/2011 to 12/31/2011        19.606939         19.709415         150,435.8857
01/01/2012 to 12/31/2012        19.709415         22.558187         146,253.6602
01/01/2013 to 12/31/2013        22.558187         24.223673         110,333.5954
01/01/2014 to 12/31/2014        24.223673         24.575543         101,889.1895
01/01/2015 to 12/31/2015        24.575543         23.160238          97,770.0415
01/01/2016 to 12/31/2016        23.160238         25.926754         105,637.2057
01/01/2017 to 12/31/2017        25.926754         27.441522          99,083.5207
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.065482          7.594535       1,209,711.4101
01/01/2009 to 12/31/2009         7.594535          9.894153       1,234,423.4500
01/01/2010 to 12/31/2010         9.894153         11.321306       1,336,442.2521
01/01/2011 to 12/31/2011        11.321306         10.477473       1,369,268.3545
01/01/2012 to 12/31/2012        10.477473         12.012329       1,331,507.5018
01/01/2013 to 12/31/2013        12.012329         15.279383       1,452,261.6082
01/01/2014 to 12/31/2014        15.279383         15.770441       1,349,874.3793
01/01/2015 to 12/31/2015        15.770441         15.178031       1,186,469.5555
01/01/2016 to 12/31/2016        15.178031         16.245697       1,128,506.3670
01/01/2017 to 12/31/2017        16.245697         19.616323         995,067.6085
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         9.960927         10.395119       3,300,785.9240
01/01/2013 to 12/31/2013        10.395119         11.675982       3,450,252.9467
01/01/2014 to 12/31/2014        11.675982         12.574137       3,506,191.1450
01/01/2015 to 12/31/2015        12.574137         11.845004       3,719,156.3102
01/01/2016 to 12/31/2016        11.845004         12.606873       3,539,066.1625
01/01/2017 to 12/31/2017        12.606873         14.652688       3,336,806.4432
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        17.008110         11.722197         229,872.9875
01/01/2009 to 12/31/2009        11.722197         14.558366         268,375.3300
01/01/2010 to 12/31/2010        14.558366         17.143934         289,700.2052
01/01/2011 to 12/31/2011        17.143934         15.325747         293,041.8617
01/01/2012 to 12/31/2012        15.325747         17.758225         265,123.1762
01/01/2013 to 12/31/2013        17.758225         23.100870         395,543.8018
01/01/2014 to 12/31/2014        23.100870         23.077950         385,604.0982
01/01/2015 to 12/31/2015        23.077950         21.440311         311,696.0333
01/01/2016 to 12/31/2016        21.440311         27.639680         269,641.0901
01/01/2017 to 12/31/2017        27.639680         30.324109         236,496.0990
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS
B))

01/01/2008 to 12/31/2008        14.021368          6.123445         235,289.5686
01/01/2009 to 12/31/2009         6.123445         10.160875         315,500.9800
01/01/2010 to 12/31/2010        10.160875         12.340627         375,091.4590
01/01/2011 to 12/31/2011        12.340627          9.853738         431,300.6062
01/01/2012 to 12/31/2012         9.853738         11.505677         436,650.0223
01/01/2013 to 12/31/2013        11.505677         10.737520         403,887.3624
01/01/2014 to 12/31/2014        10.737520          9.858227         410,886.4225
01/01/2015 to 12/31/2015         9.858227          8.344877         397,148.6705
01/01/2016 to 12/31/2016         8.344877          9.138735         365,318.1750
01/01/2017 to 12/31/2017         9.138735         11.518991         360,728.5069
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         9.997534         10.195084          13,039.1362
01/01/2011 to 12/31/2011        10.195084         10.214674          16,605.2996
01/01/2012 to 12/31/2012        10.214674         10.766904          20,440.6079
01/01/2013 to 12/31/2013        10.766904         10.980504          74,821.3038
01/01/2014 to 12/31/2014        10.980504         10.864003          85,837.0214
01/01/2015 to 12/31/2015        10.864003         10.581094          89,239.4900
01/01/2016 to 12/31/2016        10.581094         11.355595          69,472.3822
01/01/2017 to 12/31/2017        11.355595         11.563724          65,655.1648
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011          9.987535          9.740597       34,224.0457
01/01/2012 to 12/31/2012          9.740597          9.986641       68,778.0000
01/01/2013 to 12/31/2013          9.986641          9.922338      456,021.2880
01/01/2014 to 12/31/2014          9.922338          9.848415      446,432.9437
01/01/2015 to 12/31/2015          9.848415          9.612514      473,985.8588
01/01/2016 to 12/31/2016          9.612514          9.736865      434,386.2627
01/01/2017 to 12/31/2017          9.736865          9.690991      449,332.9853
--------------------------        --------          --------      ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009          9.998027         10.867960        6,196.9600
01/01/2010 to 12/31/2010         10.867960         12.119715       92,003.0206
01/01/2011 to 12/31/2011         12.119715         11.864590      145,445.0597
01/01/2012 to 12/31/2012         11.864590         13.316647       28,695.2821
01/01/2013 to 12/31/2013         13.316647         13.214774       26,080.3237
01/01/2014 to 12/31/2014         13.214774         13.127056       23,880.0385
01/01/2015 to 12/31/2015         13.127056         12.356527       24,713.6029
01/01/2016 to 12/31/2016         12.356527         12.242243       23,347.8335
01/01/2017 to 12/31/2017         12.242243         12.041259       24,081.8707
--------------------------       ---------         ---------      ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         16.064120          9.201824      141,437.7510
01/01/2009 to 12/31/2009          9.201824         12.176868      153,421.7600
01/01/2010 to 12/31/2010         12.176868         13.886119      177,489.4646
01/01/2011 to 12/31/2011         13.886119         12.876948      181,132.2023
01/01/2012 to 12/31/2012         12.876948         15.932812      161,485.6432
01/01/2013 to 12/31/2013         15.932812         16.203410      181,037.7744
01/01/2014 to 12/31/2014         16.203410         18.025806      153,063.5694
01/01/2015 to 12/31/2015         18.025806         17.456087      145,355.0369
01/01/2016 to 12/31/2016         17.456087         17.294568      136,770.6071
01/01/2017 to 12/31/2017         17.294568         18.812199      123,708.2546
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008          7.645002          4.576046      233,923.8710
01/01/2009 to 12/31/2009          4.576046          5.975843      244,106.7600
01/01/2010 to 12/31/2010          5.975843          7.265437      256,011.6899
01/01/2011 to 12/31/2011          7.265437          7.367833      419,830.6483
01/01/2012 to 12/31/2012          7.367833          8.574900      619,914.2660
01/01/2013 to 12/31/2013          8.574900         12.262580      812,234.8337
01/01/2014 to 12/31/2014         12.262580         14.319275      837,829.7975
01/01/2015 to 12/31/2015         14.319275         13.496115      863,619.3758
01/01/2016 to 12/31/2016         13.496115         13.610663      790,988.3806
01/01/2017 to 12/31/2017         13.610663         15.829482      685,054.2979
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        135.103915        138.571745        2,164.5092
01/01/2011 to 12/31/2011        138.571745        125.835311        3,461.0995
01/01/2012 to 12/31/2012        125.835311        151.404221        3,924.9175
01/01/2013 to 12/31/2013        151.404221        191.509486        5,945.6992
01/01/2014 to 04/25/2014        191.509486        199.169061            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         10.271927          4.578276      124,586.0941
01/01/2009 to 12/31/2009          4.578276          6.203956      162,325.8600
01/01/2010 to 12/31/2010          6.203956          6.540272      163,124.0540
01/01/2011 to 04/29/2011          6.540272          6.945274            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.183900          9.532418         198,216.5144
01/01/2009 to 12/31/2009         9.532418         12.386674         175,920.0400
01/01/2010 to 12/31/2010        12.386674         15.113932         174,699.9031
01/01/2011 to 12/31/2011        15.113932         13.910583         190,749.5557
01/01/2012 to 12/31/2012        13.910583         16.136315         184,279.8003
01/01/2013 to 12/31/2013        16.136315         21.023179         197,420.4713
01/01/2014 to 12/31/2014        21.023179         23.379678         184,154.8335
01/01/2015 to 12/31/2015        23.379678         20.868641         177,664.3727
01/01/2016 to 12/31/2016        20.868641         23.198484         153,941.7477
01/01/2017 to 12/31/2017        23.198484         25.244402         141,143.2458
--------------------------      ---------         ---------         ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.017716         11.041112         374,749.1157
01/01/2009 to 12/31/2009        11.041112         16.815186         354,626.1900
01/01/2010 to 12/31/2010        16.815186         19.227231         401,445.3646
01/01/2011 to 12/31/2011        19.227231         16.192619         442,147.2488
01/01/2012 to 12/31/2012        16.192619         20.554229         399,634.4315
01/01/2013 to 12/31/2013        20.554229         26.342855         378,099.8475
01/01/2014 to 12/31/2014        26.342855         24.374836         390,925.9100
01/01/2015 to 12/31/2015        24.374836         22.857379         381,893.6021
01/01/2016 to 12/31/2016        22.857379         24.285490         328,406.7645
01/01/2017 to 12/31/2017        24.285490         31.111778         317,985.7701
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010647          1.045112       1,558,601.1772
01/01/2013 to 12/31/2013         1.045112          1.045571       3,046,217.6109
01/01/2014 to 12/31/2014         1.045571          1.084229       2,276,858.2841
01/01/2015 to 12/31/2015         1.084229          1.020107       2,637,699.4075
01/01/2016 to 12/31/2016         1.020107          1.119301       2,491,838.7421
01/01/2017 to 12/31/2017         1.119301          1.209332       2,047,306.1426
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.404215          7.177860         299,172.4763
01/01/2009 to 12/31/2009         7.177860          8.923076         383,181.6600
01/01/2010 to 12/31/2010         8.923076         10.065751         298,191.9081
01/01/2011 to 12/31/2011        10.065751          9.739920         280,740.8644
01/01/2012 to 12/31/2012         9.739920         11.328525         263,941.2619
01/01/2013 to 12/31/2013        11.328525         15.064004         260,863.2930
01/01/2014 to 12/31/2014        15.064004         16.173046         247,196.9065
01/01/2015 to 12/31/2015        16.173046         14.936038         247,700.8377
01/01/2016 to 12/31/2016        14.936038         17.207145         197,126.7945
01/01/2017 to 12/31/2017        17.207145         19.946752         181,361.4919
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.637262          9.409582         162,587.4206
01/01/2009 to 12/31/2009         9.409582         12.367259         181,311.5600
01/01/2010 to 12/31/2010        12.367259         15.327193         182,468.6425
01/01/2011 to 12/31/2011        15.327193         14.891553         189,771.1456
01/01/2012 to 12/31/2012        14.891553         17.290758         239,777.2712
01/01/2013 to 12/31/2013        17.290758         23.805318         183,940.6220
01/01/2014 to 12/31/2014        23.805318         25.230252         172,681.9025
01/01/2015 to 12/31/2015        25.230252         24.356456         159,526.0533
01/01/2016 to 12/31/2016        24.356456         26.657372         149,972.4169
01/01/2017 to 12/31/2017        26.657372         32.816005         148,195.3710
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.009975         10.444963         436,636.5738
01/01/2014 to 12/31/2014        10.444963         10.781011         526,959.0934
01/01/2015 to 12/31/2015        10.781011         10.639824         543,162.4029
01/01/2016 to 12/31/2016        10.639824         10.683050         563,831.7055
01/01/2017 to 12/31/2017        10.683050         10.840479         530,422.0412
--------------------------      ---------         ---------         ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.038026          8.927771          36,174.0617
01/01/2009 to 12/31/2009         8.927771          9.831441         408,124.3100
01/01/2010 to 12/31/2010         9.831441         10.245177         402,353.7652
01/01/2011 to 12/31/2011        10.245177         10.645421         652,626.7535
01/01/2012 to 12/31/2012        10.645421         10.968482         524,064.9299
01/01/2013 to 04/26/2013        10.968482         10.939784               0.0000
--------------------------      ---------         ---------         ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012701          1.047153         887,391.9438
01/01/2013 to 12/31/2013         1.047153          1.141470       2,305,129.8404
01/01/2014 to 12/31/2014         1.141470          1.199313       2,456,694.8279
01/01/2015 to 12/31/2015         1.199313          1.188452       2,034,279.8130
01/01/2016 to 12/31/2016         1.188452          1.201136       1,700,118.7585
01/01/2017 to 12/31/2017         1.201136          1.376287       1,474,630.1771
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.947617          7.723640         142,144.5326
01/01/2009 to 12/31/2009         7.723640         10.682263         146,196.7800
01/01/2010 to 12/31/2010        10.682263         12.801388         175,117.0142
01/01/2011 to 12/31/2011        12.801388         12.387038         206,666.9600
01/01/2012 to 12/31/2012        12.387038         14.224693         376,630.2471
01/01/2013 to 12/31/2013        14.224693         16.363954         186,678.5878
01/01/2014 to 12/31/2014        16.363954         16.629275         189,561.7312
01/01/2015 to 12/31/2015        16.629275         16.533129         175,359.2143
01/01/2016 to 12/31/2016        16.533129         17.013925         160,464.7213
01/01/2017 to 12/31/2017        17.013925         20.549735         150,706.5122
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077631          1.123774         238,876.5308
01/01/2014 to 12/31/2014         1.123774          1.205943         711,779.1016
01/01/2015 to 12/31/2015         1.205943          1.170076       3,657,259.4289
01/01/2016 to 12/31/2016         1.170076          1.199325       3,584,533.5351
01/01/2017 to 12/31/2017         1.199325          1.361091       3,565,397.8666
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.454683          9.884817         448,534.6848
01/01/2009 to 12/31/2009         9.884817         12.779445         474,493.7700
01/01/2010 to 12/31/2010        12.779445         13.990078         453,991.3972
01/01/2011 to 12/31/2011        13.990078         12.274831         428,090.7762
01/01/2012 to 12/31/2012        12.274831         14.075937         405,570.9609
01/01/2013 to 12/31/2013        14.075937         16.489817         376,076.8250
01/01/2014 to 12/31/2014        16.489817         15.070088         355,653.0556
01/01/2015 to 12/31/2015        15.070088         14.538673         355,192.3200
01/01/2016 to 12/31/2016        14.538673         14.154316         328,932.1341
01/01/2017 to 12/31/2017        14.154316         17.816812         300,161.3427
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999754          1.032732               0.0000
01/01/2015 to 12/31/2015         1.032732          0.958753               0.0000
01/01/2016 to 12/31/2016         0.958753          1.046394          21,279.8631
01/01/2017 to 12/31/2017         1.046394          1.157256          31,697.2782
--------------------------       --------          --------          -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.905367         10.886879         328,323.5520
01/01/2009 to 12/31/2009        10.886879         12.622618         761,405.9900
01/01/2010 to 12/31/2010        12.622618         13.359664         936,902.8772
01/01/2011 to 12/31/2011        13.359664         14.583906       1,207,165.0781
01/01/2012 to 12/31/2012        14.583906         15.630297       1,158,101.6028
01/01/2013 to 12/31/2013        15.630297         13.927562         892,053.9913
01/01/2014 to 12/31/2014        13.927562         14.074860         827,015.6552
01/01/2015 to 12/31/2015        14.074860         13.393833         792,507.5801
01/01/2016 to 12/31/2016        13.393833         13.810534         692,407.7333
01/01/2017 to 12/31/2017        13.810534         14.035225         716,747.6108
--------------------------      ---------         ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.969788         12.790020         533,367.6289
01/01/2009 to 12/31/2009        12.790020         14.826672       1,338,864.5300
01/01/2010 to 12/31/2010        14.826672         15.752043       2,150,139.4637
01/01/2011 to 12/31/2011        15.752043         15.962182       2,403,413.8139
01/01/2012 to 12/31/2012        15.962182         17.129299       2,045,012.6922
01/01/2013 to 12/31/2013        17.129299         16.501480       1,976,212.7535
01/01/2014 to 12/31/2014        16.501480         16.886492       1,764,128.5662
01/01/2015 to 12/31/2015        16.886492         16.586082       1,644,337.7316
01/01/2016 to 12/31/2016        16.586082         16.715339       1,524,799.1777
01/01/2017 to 12/31/2017        16.715339         17.156877       1,551,331.4019
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.729226         10.865912         543,315.5563
01/01/2013 to 12/31/2013        10.865912         10.189740         421,108.7642
01/01/2014 to 12/31/2014        10.189740         10.764236         312,403.5294
01/01/2015 to 12/31/2015        10.764236         10.617679         327,330.1225
01/01/2016 to 12/31/2016        10.617679         10.565643         335,245.3430
01/01/2017 to 12/31/2017        10.565643         10.647479         294,917.0090
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.214980         10.723087          68,276.6162
01/01/2014 to 12/31/2014        10.723087         11.441855         145,048.1309
01/01/2015 to 12/31/2015        11.441855         11.097109         140,253.9685
01/01/2016 to 12/31/2016        11.097109         11.396794         109,458.8408
01/01/2017 to 12/31/2017        11.396794         13.037902         189,614.1199
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010679          1.065216         561,728.9895
01/01/2013 to 12/31/2013         1.065216          1.151996         938,508.5424
01/01/2014 to 12/31/2014         1.151996          1.219011       1,234,228.9109
01/01/2015 to 12/31/2015         1.219011          1.186739       1,614,286.4575
01/01/2016 to 12/31/2016         1.186739          1.231461       1,626,656.7604
01/01/2017 to 12/31/2017         1.231461          1.382471       1,421,414.6075
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.301144          8.460286           400.3308
01/01/2009 to 12/31/2009         8.460286         10.377335       221,270.6700
01/01/2010 to 12/31/2010        10.377335         11.439728       635,726.4534
01/01/2011 to 12/31/2011        11.439728         11.355300       873,238.9989
01/01/2012 to 12/31/2012        11.355300         12.584198       899,368.5774
01/01/2013 to 12/31/2013        12.584198         13.958021       807,604.3511
01/01/2014 to 12/31/2014        13.958021         14.505773       746,280.6149
01/01/2015 to 12/31/2015        14.505773         13.967291       895,125.6656
01/01/2016 to 12/31/2016        13.967291         14.511610       853,306.3955
01/01/2017 to 12/31/2017        14.511610         16.514029       861,484.2726
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.686099          7.756380           432.2105
01/01/2009 to 12/31/2009         7.756380          9.834791        98,224.4100
01/01/2010 to 12/31/2010         9.834791         11.026635       231,731.0340
01/01/2011 to 12/31/2011        11.026635         10.599738       326,261.8709
01/01/2012 to 12/31/2012        10.599738         11.974538       355,481.6773
01/01/2013 to 12/31/2013        11.974538         13.886441       358,812.0028
01/01/2014 to 12/31/2014        13.886441         14.372340       338,745.8405
01/01/2015 to 12/31/2015        14.372340         13.789705       298,910.3004
01/01/2016 to 12/31/2016        13.789705         14.475466       282,437.7459
01/01/2017 to 12/31/2017        14.475466         17.009871       270,884.5279
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        56.412293         35.274100       150,572.0930
01/01/2009 to 12/31/2009        35.274100         41.017004       154,287.7200
01/01/2010 to 12/31/2010        41.017004         47.141906       151,570.3908
01/01/2011 to 12/31/2011        47.141906         44.445719       151,053.3456
01/01/2012 to 12/31/2012        44.445719         51.496264       137,268.0459
01/01/2013 to 12/31/2013        51.496264         67.660932       131,908.9215
01/01/2014 to 12/31/2014        67.660932         75.279414       113,705.6572
01/01/2015 to 12/31/2015        75.279414         71.285095       110,790.2150
01/01/2016 to 12/31/2016        71.285095         81.176371       103,432.2283
01/01/2017 to 12/31/2017        81.176371         93.245806       101,813.6118
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.505627          5.624666       375,892.5435
01/01/2009 to 12/31/2009         5.624666          8.036369       487,719.8700
01/01/2010 to 12/31/2010         8.036369         10.078183       532,729.0912
01/01/2011 to 12/31/2011        10.078183          9.735655       549,081.3573
01/01/2012 to 12/31/2012         9.735655         10.869334       810,517.3895
01/01/2013 to 12/31/2013        10.869334         14.580492       727,240.1369
01/01/2014 to 12/31/2014        14.580492         16.149772       678,737.2611
01/01/2015 to 12/31/2015        16.149772         16.920211       606,825.7572
01/01/2016 to 12/31/2016        16.920211         17.651325       554,399.3953
01/01/2017 to 12/31/2017        17.651325         21.627224       501,900.2124
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        24.701441         16.230660           9,332.2884
01/01/2009 to 12/31/2009        16.230660         20.170985          51,094.6300
01/01/2010 to 12/31/2010        20.170985         24.868818          80,089.6337
01/01/2011 to 12/31/2011        24.868818         23.522724          88,744.5715
01/01/2012 to 12/31/2012        23.522724         26.496199          78,704.6115
01/01/2013 to 12/31/2013        26.496199         33.910186          64,121.9292
01/01/2014 to 12/31/2014        33.910186         36.516974          62,438.3972
01/01/2015 to 12/31/2015        36.516974         32.644245          61,112.4907
01/01/2016 to 12/31/2016        32.644245         37.032845          58,510.7615
01/01/2017 to 12/31/2017        37.032845         39.820499          53,686.7961
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.591377         14.875007         209,432.9522
01/01/2014 to 12/31/2014        14.875007         14.121177         199,720.4201
01/01/2015 to 12/31/2015        14.121177         13.568265         194,879.7020
01/01/2016 to 12/31/2016        13.568265         13.999304         191,218.0971
01/01/2017 to 12/31/2017        13.999304         18.547795         152,203.8292
--------------------------      ---------         ---------         ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.088023          6.038254         112,874.2566
01/01/2009 to 12/31/2009         6.038254          8.454436         224,834.4100
01/01/2010 to 12/31/2010         8.454436          8.876070         307,807.4315
01/01/2011 to 12/31/2011         8.876070          7.472605         386,252.3170
01/01/2012 to 12/31/2012         7.472605          8.618659         353,598.1835
01/01/2013 to 04/26/2013         8.618659          8.927398               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.439815         10.519575         793,199.3838
01/01/2009 to 12/31/2009        10.519575         10.358072       1,025,325.9100
01/01/2010 to 12/31/2010        10.358072         10.173286         845,908.4198
01/01/2011 to 12/31/2011        10.173286          9.992289       1,269,776.3444
01/01/2012 to 12/31/2012         9.992289          9.813061         801,494.1367
01/01/2013 to 12/31/2013         9.813061          9.637997         769,596.1508
01/01/2014 to 12/31/2014         9.637997          9.466058         699,057.8839
01/01/2015 to 12/31/2015         9.466058          9.297185         493,720.2646
01/01/2016 to 12/31/2016         9.297185          9.141565         739,051.8475
01/01/2017 to 12/31/2017         9.141565          9.035909         646,230.4400
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.453089         13.682515         221,477.6474
01/01/2015 to 12/31/2015        13.682515         13.359733         112,542.2088
01/01/2016 to 12/31/2016        13.359733         13.715825         144,749.1078
01/01/2017 to 12/31/2017        13.715825         14.405732          87,478.1758
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.508762          8.968693       1,156,920.9104
01/01/2009 to 12/31/2009         8.968693         10.826616       2,002,594.9100
01/01/2010 to 12/31/2010        10.826616         11.792861       2,318,169.2964
01/01/2011 to 12/31/2011        11.792861         11.788574       3,510,889.3265
01/01/2012 to 12/31/2012        11.788574         12.840462       3,529,916.2348
01/01/2013 to 12/31/2013        12.840462         13.756466       2,668,087.1699
01/01/2014 to 04/25/2014        13.756466         13.852173               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.001131          8.672324       2,397,692.7278
01/01/2009 to 12/31/2009         8.672324         10.739578       3,151,374.5600
01/01/2010 to 12/31/2010        10.739578         11.855988       4,458,769.7193
01/01/2011 to 12/31/2011        11.855988         11.631326       4,725,900.4726
01/01/2012 to 12/31/2012        11.631326         12.838561       4,570,484.6304
01/01/2013 to 12/31/2013        12.838561         14.403353       4,424,752.5194
01/01/2014 to 04/25/2014        14.403353         14.448906               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.036313         14.390080       6,157,991.7590
01/01/2015 to 12/31/2015        14.390080         13.981661       5,143,383.4709
01/01/2016 to 12/31/2016        13.981661         14.568240       4,756,208.3968
01/01/2017 to 12/31/2017        14.568240         15.831892       3,966,386.7331
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.383127          8.277530       5,592,467.5472
01/01/2009 to 12/31/2009         8.277530         10.433553       6,888,897.2600
01/01/2010 to 12/31/2010        10.433553         11.639689       8,665,658.3738
01/01/2011 to 12/31/2011        11.639689         11.237801       8,951,697.6038
01/01/2012 to 12/31/2012        11.237801         12.573811       8,575,041.2148
01/01/2013 to 12/31/2013        12.573811         14.747678       7,989,347.3742
01/01/2014 to 04/25/2014        14.747678         14.749798               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.434587         14.910526       7,993,799.5486
01/01/2015 to 12/31/2015        14.910526         14.458852       7,116,766.6308
01/01/2016 to 12/31/2016        14.458852         15.209943       6,454,168.5542
01/01/2017 to 12/31/2017        15.209943         17.140160       5,867,506.7686
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.034100          7.953419       6,122,194.6529
01/01/2009 to 12/31/2009         7.953419         10.162676       6,744,177.9300
01/01/2010 to 12/31/2010        10.162676         11.527582       6,736,088.0935
01/01/2011 to 12/31/2011        11.527582         10.883780       6,560,061.0536
01/01/2012 to 12/31/2012        10.883780         12.368927       6,311,366.4411
01/01/2013 to 12/31/2013        12.368927         15.296509       6,577,951.3336
01/01/2014 to 04/25/2014        15.296509         15.215505               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.998027          7.014269         249,145.3127
01/01/2009 to 12/31/2009         7.014269          8.856104         715,460.6700
01/01/2010 to 12/31/2010         8.856104          9.571990         774,451.6612
01/01/2011 to 12/31/2011         9.571990          9.236064         750,767.8937
01/01/2012 to 12/31/2012         9.236064         10.532994         681,382.8758
01/01/2013 to 04/26/2013        10.532994         11.324926               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.408551         14.969507       6,208,735.5670
01/01/2015 to 12/31/2015        14.969507         14.453064       6,075,120.9867
01/01/2016 to 12/31/2016        14.453064         15.350843       5,523,764.5600
01/01/2017 to 12/31/2017        15.350843         17.966920       4,994,745.1747
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.131145          8.533693         164,064.9336
01/01/2009 to 12/31/2009         8.533693         11.834451         154,888.5200
01/01/2010 to 12/31/2010        11.834451         13.339080         160,625.2920
01/01/2011 to 12/31/2011        13.339080         13.951958         157,147.4425
01/01/2012 to 12/31/2012        13.951958         15.288669         150,945.7771
01/01/2013 to 12/31/2013        15.288669         20.498259         145,939.0561
01/01/2014 to 12/31/2014        20.498259         20.469564         132,059.3174
01/01/2015 to 12/31/2015        20.469564         18.161276         125,547.1430
01/01/2016 to 12/31/2016        18.161276         21.877849         117,440.8023
01/01/2017 to 12/31/2017        21.877849         24.183224         103,095.3941
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008        10.064543         10.129022               0.0000
01/01/2009 to 12/31/2009        10.129022         14.197922           6,084.4900
01/01/2010 to 12/31/2010        14.197922         17.094897          17,750.1695
01/01/2011 to 12/31/2011        17.094897         14.061559          24,896.1732
01/01/2012 to 12/31/2012        14.061559         16.281954          19,021.0035
01/01/2013 to 12/31/2013        16.281954         20.405601          23,893.2320
01/01/2014 to 12/31/2014        20.405601         18.699838          26,126.0389
01/01/2015 to 12/31/2015        18.699838         19.423236          30,145.8548
01/01/2016 to 12/31/2016        19.423236         20.188248          24,071.7557
01/01/2017 to 12/31/2017        20.188248         25.866578          23,745.9863
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        21.749126         22.078608          46,939.0664
01/01/2017 to 12/31/2017        22.078608         25.764862          48,450.7489
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        12.604707         15.412194           4,804.7700
01/01/2010 to 12/31/2010        15.412194         17.548973           8,976.2256
01/01/2011 to 12/31/2011        17.548973         16.396759          21,995.7415
01/01/2012 to 12/31/2012        16.396759         17.773798          26,838.9301
01/01/2013 to 12/31/2013        17.773798         23.167563          24,918.3094
01/01/2014 to 12/31/2014        23.167563         25.241683          25,462.4229
01/01/2015 to 12/31/2015        25.241683         24.729244          21,497.0540
01/01/2016 to 04/29/2016        24.729244         24.850964               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.630624          8.699080         758,497.2103
01/01/2009 to 12/31/2009         8.699080         11.263222         869,426.3200
01/01/2010 to 12/31/2010        11.263222         12.369630         988,566.2802
01/01/2011 to 12/31/2011        12.369630         11.641659       1,011,730.6986
01/01/2012 to 12/31/2012        11.641659         12.885091         950,277.5952
01/01/2013 to 12/31/2013        12.885091         16.898436         862,396.1688
01/01/2014 to 12/31/2014        16.898436         18.330797         784,039.2342
01/01/2015 to 12/31/2015        18.330797         18.411859         721,017.1527
01/01/2016 to 12/31/2016        18.411859         19.376793         632,881.3683
01/01/2017 to 12/31/2017        19.376793         22.632977         571,172.7650
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.489942         17.226997       104,959.7195
01/01/2014 to 12/31/2014        17.226997         18.759852       100,082.6764
01/01/2015 to 12/31/2015        18.759852         18.905012        89,294.7471
01/01/2016 to 12/31/2016        18.905012         19.525432        75,843.8349
01/01/2017 to 12/31/2017        19.525432         23.960265        64,046.0939
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.401303          7.820092        89,881.4545
01/01/2009 to 12/31/2009         7.820092         11.303161       104,379.8300
01/01/2010 to 12/31/2010        11.303161         14.117238       111,519.0447
01/01/2011 to 12/31/2011        14.117238         12.830735       120,368.8955
01/01/2012 to 12/31/2012        12.830735         13.359163       114,886.1979
01/01/2013 to 04/26/2013        13.359163         14.396828             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.736327          7.936920       368,311.5772
01/01/2009 to 12/31/2009         7.936920         10.879438       434,802.8100
01/01/2010 to 12/31/2010        10.879438         11.894387       461,580.1896
01/01/2011 to 12/31/2011        11.894387         11.708536       430,002.4357
01/01/2012 to 12/31/2012        11.708536         13.287480       492,148.5559
01/01/2013 to 12/31/2013        13.287480         17.844249       484,571.1445
01/01/2014 to 12/31/2014        17.844249         19.058273       433,207.8481
01/01/2015 to 12/31/2015        19.058273         20.691121       380,968.6759
01/01/2016 to 12/31/2016        20.691121         20.295634       365,295.8564
01/01/2017 to 12/31/2017        20.295634         27.308289       323,202.0921
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.977183          5.702159        55,067.1706
01/01/2009 to 12/31/2009         5.702159          6.902598        82,894.0200
01/01/2010 to 12/31/2010         6.902598          7.822517        91,980.0776
01/01/2011 to 12/31/2011         7.822517          7.388228        92,351.3319
01/01/2012 to 12/31/2012         7.388228          8.175281        90,207.3137
01/01/2013 to 04/26/2013         8.175281          8.774528             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.043168          5.332099       240,142.6166
01/01/2009 to 12/31/2009         5.332099          7.525685       226,680.7100
01/01/2010 to 12/31/2010         7.525685          8.086054       201,308.1991
01/01/2011 to 12/31/2011         8.086054          7.832451       183,067.1810
01/01/2012 to 04/27/2012         7.832451          8.800013             0.0000
--------------------------      ---------         ---------       ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        13.824619         14.272032        64,774.8200
01/01/2010 to 12/31/2010        14.272032         14.809536        85,347.7523
01/01/2011 to 12/31/2011        14.809536         15.586135       172,783.1673
01/01/2012 to 12/31/2012        15.586135         15.855089       139,099.8399
01/01/2013 to 12/31/2013        15.855089         15.171972        74,893.2498
01/01/2014 to 12/31/2014        15.171972         15.714905       104,832.5930
01/01/2015 to 12/31/2015        15.714905         15.425862        87,396.1547
01/01/2016 to 12/31/2016        15.425862         15.466796       111,518.9431
01/01/2017 to 12/31/2017        15.466796         15.637896       110,110.0224
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.695786         13.296994        18,639.2400
01/01/2010 to 12/31/2010        13.296994         16.444869        28,684.3779
01/01/2011 to 12/31/2011        16.444869         15.790359        38,888.9993
01/01/2012 to 12/31/2012        15.790359         18.184822        37,567.8496
01/01/2013 to 12/31/2013        18.184822         23.710385        39,509.1911
01/01/2014 to 12/31/2014        23.710385         25.432717        41,717.3134
01/01/2015 to 12/31/2015        25.432717         24.310190        50,689.4417
01/01/2016 to 12/31/2016        24.310190         28.671634        43,742.3770
01/01/2017 to 12/31/2017        28.671634         32.555673        49,032.0208
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.848886         11.373048        13,107.6500
01/01/2010 to 12/31/2010        11.373048         12.037580        45,480.3547
01/01/2011 to 12/31/2011        12.037580         10.327221        51,740.3456
01/01/2012 to 12/31/2012        10.327221         11.961547        51,412.3752
01/01/2013 to 12/31/2013        11.961547         14.266681        48,708.3471
01/01/2014 to 12/31/2014        14.266681         13.125095        60,079.1378
01/01/2015 to 12/31/2015        13.125095         12.721950        54,498.6340
01/01/2016 to 12/31/2016        12.721950         12.616036        58,955.5923
01/01/2017 to 12/31/2017        12.616036         15.433067        78,130.5483
--------------------------      ---------         ---------        -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        10.969103         13.465685         9,843.6100
01/01/2010 to 12/31/2010        13.465685         16.736517        29,015.0172
01/01/2011 to 12/31/2011        16.736517         15.727087        35,946.3647
01/01/2012 to 12/31/2012        15.727087         17.907911        42,277.3969
01/01/2013 to 12/31/2013        17.907911         24.293548        45,200.4306
01/01/2014 to 12/31/2014        24.293548         24.988752        55,062.5462
01/01/2015 to 12/31/2015        24.988752         23.429556        54,385.1766
01/01/2016 to 12/31/2016        23.429556         27.826941        43,258.3917
01/01/2017 to 12/31/2017        27.826941         31.240082        42,028.5167
--------------------------      ---------         ---------        -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.424435          8.273378       332,337.8518
01/01/2009 to 12/31/2009         8.273378         10.234088       346,191.6600
01/01/2010 to 12/31/2010        10.234088         11.510447       370,136.6356
01/01/2011 to 12/31/2011        11.510447         11.492700       364,952.2498
01/01/2012 to 12/31/2012        11.492700         13.030657       303,641.9255
01/01/2013 to 12/31/2013        13.030657         16.858533       371,734.3409
01/01/2014 to 12/31/2014        16.858533         18.730418       360,852.0887
01/01/2015 to 12/31/2015        18.730418         18.568010       264,816.7071
01/01/2016 to 12/31/2016        18.568010         20.316679       278,030.1178
01/01/2017 to 12/31/2017        20.316679         24.197045       282,900.1224
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.811965         20.756199       129,233.7603
01/01/2014 to 12/31/2014        20.756199         22.539090       166,692.4695
01/01/2015 to 12/31/2015        22.539090         22.056313       168,045.1130
01/01/2016 to 12/31/2016        22.056313         24.716370       162,446.7805
01/01/2017 to 12/31/2017        24.716370         28.545114       150,571.7939
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998027          6.581951        16,170.8453
01/01/2009 to 12/31/2009         6.581951          8.073191       148,433.7100
01/01/2010 to 12/31/2010         8.073191          8.803303       228,063.3366
01/01/2011 to 12/31/2011         8.803303          8.599289       259,249.7696
01/01/2012 to 12/31/2012         8.599289          9.620356       224,585.0002
01/01/2013 to 04/26/2013         9.620356         10.524851             0.0000
--------------------------       --------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.068260         23.747926       119,505.2549
01/01/2014 to 12/31/2014        23.747926         23.254168       109,502.6963
01/01/2015 to 12/31/2015        23.254168         22.926111        94,216.8883
01/01/2016 to 12/31/2016        22.926111         26.659045        84,634.7442
01/01/2017 to 12/31/2017        26.659045         30.240358        75,566.9975
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.297171          9.269262       177,663.6482
01/01/2009 to 12/31/2009         9.269262         12.450655       206,346.6400
01/01/2010 to 12/31/2010        12.450655         15.024065       181,642.0882
01/01/2011 to 12/31/2011        15.024065         13.977994       178,436.4345
01/01/2012 to 12/31/2012        13.977994         14.452926       167,787.7448
01/01/2013 to 04/26/2013        14.452926         15.651038             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.444247         20.707934       166,484.6595
01/01/2014 to 12/31/2014        20.707934         22.133589       176,174.0102
01/01/2015 to 12/31/2015        22.133589         24.024065       207,625.1577
01/01/2016 to 12/31/2016        24.024065         23.956932       194,069.6210
01/01/2017 to 12/31/2017        23.956932         31.408174       180,375.0546
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         6.229901          3.398616       217,753.4179
01/01/2009 to 12/31/2009         3.398616          5.306594       280,420.8400
01/01/2010 to 12/31/2010         5.306594          6.655218       362,848.6249
01/01/2011 to 12/31/2011         6.655218          5.889901       421,512.8825
01/01/2012 to 12/31/2012         5.889901          6.485249       413,789.1663
01/01/2013 to 04/26/2013         6.485249          6.773144             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.603814         14.718034        29,585.9300
01/01/2010 to 12/31/2010        14.718034         18.651343       169,126.0623
01/01/2011 to 12/31/2011        18.651343         15.264514       100,967.4669
01/01/2012 to 12/31/2012        15.264514         15.377272       110,787.5642
01/01/2013 to 12/31/2013        15.377272         16.727253        68,924.5753
01/01/2014 to 12/31/2014        16.727253         13.336181        74,110.8328
01/01/2015 to 12/31/2015        13.336181          8.807343        92,814.3262
01/01/2016 to 12/31/2016         8.807343         12.433905        79,949.3711
01/01/2017 to 12/31/2017        12.433905         12.122223        89,389.3962
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        27.518509         28.467128       174,530.6987
01/01/2017 to 12/31/2017        28.467128         30.178689       150,084.4596
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     18.919602         15.124411          178,671.4962
01/01/2009 to 12/31/2009     15.124411         20.317210          213,352.3800
01/01/2010 to 12/31/2010     20.317210         22.542192          228,658.2640
01/01/2011 to 12/31/2011     22.542192         23.128254          219,893.8399
01/01/2012 to 12/31/2012     23.128254         25.654361          214,780.1153
01/01/2013 to 12/31/2013     25.654361         27.207186          201,400.9415
01/01/2014 to 12/31/2014     27.207186         28.012247          182,924.3744
01/01/2015 to 12/31/2015     28.012247         26.914264          172,861.8385
01/01/2016 to 04/29/2016     26.914264         27.695839                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     28.080394         29.073825           25,841.5303
01/01/2017 to 12/31/2017     29.073825         30.836944           20,816.4316
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     11.733980         12.292535          300,739.3689
01/01/2011 to 12/31/2011     12.292535         12.491238           73,904.8937
01/01/2012 to 12/31/2012     12.491238         13.672498           61,376.5128
01/01/2013 to 12/31/2013     13.672498         13.618052           64,019.2717
01/01/2014 to 12/31/2014     13.618052         13.969333           77,835.6827
01/01/2015 to 12/31/2015     13.969333         13.520174           62,667.7243
01/01/2016 to 04/29/2016     13.520174         13.837231                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     15.742695         15.378827          166,029.7365
01/01/2009 to 12/31/2009     15.378827         15.720806          245,261.8800
01/01/2010 to 12/31/2010     15.720806         16.288453          209,021.9079
01/01/2011 to 12/31/2011     16.288453         16.841092          268,944.0108
01/01/2012 to 12/31/2012     16.841092         17.043155          254,635.0206
01/01/2013 to 12/31/2013     17.043155         16.587579          200,804.5790
01/01/2014 to 12/31/2014     16.587579         16.707126          195,468.5770
01/01/2015 to 12/31/2015     16.707126         16.459462          181,040.5173
01/01/2016 to 12/31/2016     16.459462         16.330939          181,832.4746
01/01/2017 to 12/31/2017     16.330939         16.309229          178,384.3189

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.198697         10.532766       1,845,581.3520
01/01/2013 to 12/31/2013        10.532766         11.520955       1,922,115.2669
01/01/2014 to 12/31/2014        11.520955         12.171233       1,813,569.0144
01/01/2015 to 12/31/2015        12.171233         12.047422       1,658,247.6091
01/01/2016 to 12/31/2016        12.047422         12.282548       1,553,831.7663
01/01/2017 to 12/31/2017        12.282548         13.734327       1,388,620.7615
--------------------------      ---------         ---------       --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996823          1.038973         103,589.6716
01/01/2015 to 12/31/2015         1.038973          1.012423         257,008.4638
01/01/2016 to 12/31/2016         1.012423          1.016230         259,670.8437
01/01/2017 to 12/31/2017         1.016230          1.155048         320,170.3352
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.008246          7.002006       1,050,523.7152
01/01/2009 to 12/31/2009         7.002006          8.911697       2,542,058.9500
01/01/2010 to 12/31/2010         8.911697          9.836852       3,774,031.1524
01/01/2011 to 12/31/2011         9.836852          9.475085       4,291,432.4986
01/01/2012 to 12/31/2012         9.475085         10.585364       4,037,602.5993
01/01/2013 to 12/31/2013        10.585364         12.347940       4,099,671.7183
01/01/2014 to 12/31/2014        12.347940         12.887037       3,850,449.2433
01/01/2015 to 12/31/2015        12.887037         12.593002       3,551,027.7166
01/01/2016 to 12/31/2016        12.593002         13.361005       3,225,553.5123
01/01/2017 to 12/31/2017        13.361005         15.366105       2,908,282.6889
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.998247          6.351043         950,682.0557
01/01/2009 to 12/31/2009         6.351043          8.377803       1,903,235.9100
01/01/2010 to 12/31/2010         8.377803          9.356566       2,062,989.3547
01/01/2011 to 12/31/2011         9.356566          8.772532       2,102,886.8724
01/01/2012 to 12/31/2012         8.772532         10.027496       1,982,502.2891
01/01/2013 to 12/31/2013        10.027496         12.346139       1,851,845.6812
01/01/2014 to 12/31/2014        12.346139         12.926295       1,708,429.2231
01/01/2015 to 12/31/2015        12.926295         12.624971       1,614,788.1552
01/01/2016 to 12/31/2016        12.624971         13.537668       1,569,741.3117
01/01/2017 to 12/31/2017        13.537668         16.167443       1,767,981.0121
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.988247          5.751733         269,224.2789
01/01/2009 to 12/31/2009         5.751733          7.861733         712,977.8700
01/01/2010 to 12/31/2010         7.861733          9.154919       1,094,026.5361
01/01/2011 to 12/31/2011         9.154919          8.595309       1,344,515.0553
01/01/2012 to 12/31/2012         8.595309          9.930956       1,194,008.8336
01/01/2013 to 12/31/2013         9.930956         12.684406       1,015,882.4198
01/01/2014 to 12/31/2014        12.684406         13.504638         688,422.2148
01/01/2015 to 12/31/2015        13.504638         14.153010         601,920.5278
01/01/2016 to 12/31/2016        14.153010         15.195759         490,703.2406
01/01/2017 to 12/31/2017        15.195759         19.128010         432,787.9062
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.018246          7.674799         493,051.6788
01/01/2009 to 12/31/2009         7.674799          9.320117       1,641,627.2200
01/01/2010 to 12/31/2010         9.320117         10.080914       2,288,339.5629
01/01/2011 to 12/31/2011        10.080914          9.940216       2,636,644.5223
01/01/2012 to 12/31/2012         9.940216         10.841879       2,590,866.7994
01/01/2013 to 12/31/2013        10.841879         12.112423       2,379,435.5479
01/01/2014 to 12/31/2014        12.112423         12.646648       2,104,208.9805
01/01/2015 to 12/31/2015        12.646648         12.355551       1,957,894.9733
01/01/2016 to 12/31/2016        12.355551         13.012197       1,851,864.9112
01/01/2017 to 12/31/2017        13.012197         14.466527       1,651,334.1043
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.130359         11.521583       2,333,873.7994
01/01/2013 to 12/31/2013        11.521583         10.954170       1,923,354.9837
01/01/2014 to 12/31/2014        10.954170         11.211254       1,803,967.0510
01/01/2015 to 12/31/2015        11.211254          9.977033       1,442,436.3994
01/01/2016 to 12/31/2016         9.977033         10.698538       1,272,166.7775
01/01/2017 to 12/31/2017        10.698538         11.561296       1,101,452.9086
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.954140         10.262698       3,262,778.8453
01/01/2013 to 12/31/2013        10.262698         11.140953       3,455,195.7467
01/01/2014 to 12/31/2014        11.140953         11.612740       3,367,024.6781
01/01/2015 to 12/31/2015        11.612740         11.415986       3,121,350.9291
01/01/2016 to 12/31/2016        11.415986         11.732651       2,813,754.3242
01/01/2017 to 12/31/2017        11.732651         13.083641       2,501,219.3263
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.425532         12.270938          12,054.4006
01/01/2009 to 12/31/2009        12.270938         17.709663         103,415.9900
01/01/2010 to 12/31/2010        17.709663         20.177578         175,963.4708
01/01/2011 to 12/31/2011        20.177578         20.323542         212,336.0903
01/01/2012 to 12/31/2012        20.323542         23.307882         203,457.5504
01/01/2013 to 12/31/2013        23.307882         25.078819         162,701.3025
01/01/2014 to 12/31/2014        25.078819         25.494051         155,762.3475
01/01/2015 to 12/31/2015        25.494051         24.073973         188,356.7323
01/01/2016 to 12/31/2016        24.073973         27.003572         165,638.7150
01/01/2017 to 12/31/2017        27.003572         28.638306         152,408.3220
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.148279          7.658055         615,562.9444
01/01/2009 to 12/31/2009         7.658055          9.996887         603,469.2800
01/01/2010 to 12/31/2010         9.996887         11.461735         878,206.9195
01/01/2011 to 12/31/2011        11.461735         10.628642       1,142,277.0532
01/01/2012 to 12/31/2012        10.628642         12.210162       1,070,917.6956
01/01/2013 to 12/31/2013        12.210162         15.562098       1,003,466.7128
01/01/2014 to 12/31/2014        15.562098         16.094408         976,529.0955
01/01/2015 to 12/31/2015        16.094408         15.520856         898,403.1297
01/01/2016 to 12/31/2016        15.520856         16.645894         853,141.2595
01/01/2017 to 12/31/2017        16.645894         20.139654         738,351.1652
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         9.981038         10.430094      3,112,615.6854
01/01/2013 to 12/31/2013        10.430094         11.738718      3,583,803.7247
01/01/2014 to 12/31/2014        11.738718         12.667006      3,284,814.3925
01/01/2015 to 12/31/2015        12.667006         11.956388      3,260,530.8171
01/01/2016 to 12/31/2016        11.956388         12.750893      3,051,165.5258
01/01/2017 to 12/31/2017        12.750893         14.849650      2,801,110.1298
--------------------------      ---------         ---------      --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        17.236545         11.903543        241,843.3794
01/01/2009 to 12/31/2009        11.903543         14.813199        277,224.1700
01/01/2010 to 12/31/2010        14.813199         17.478914        285,138.2241
01/01/2011 to 12/31/2011        17.478914         15.656440        262,633.5484
01/01/2012 to 12/31/2012        15.656440         18.177905        240,951.5194
01/01/2013 to 12/31/2013        18.177905         23.694123        227,742.2052
01/01/2014 to 12/31/2014        23.694123         23.718022        211,742.6241
01/01/2015 to 12/31/2015        23.718022         22.079104        194,257.2078
01/01/2016 to 12/31/2016        22.079104         28.520132        163,890.0948
01/01/2017 to 12/31/2017        28.520132         31.352531        151,787.9990
--------------------------      ---------         ---------      --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        14.068459          6.156400        223,508.4997
01/01/2009 to 12/31/2009         6.156400         10.236000        284,706.9100
01/01/2010 to 12/31/2010        10.236000         12.456715        454,052.5988
01/01/2011 to 12/31/2011        12.456715          9.966333        558,034.5419
01/01/2012 to 12/31/2012         9.966333         11.660563        466,500.5315
01/01/2013 to 12/31/2013        11.660563         10.903862        452,640.4430
01/01/2014 to 12/31/2014        10.903862         10.031008        468,185.0236
01/01/2015 to 12/31/2015        10.031008          8.508161        578,090.8443
01/01/2016 to 12/31/2016         8.508161          9.336201        508,846.7432
01/01/2017 to 12/31/2017         9.336201         11.791357        467,945.3730
--------------------------      ---------         ---------      --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON
VANCE FLOATING RATE SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         9.997808         10.208891         26,504.7791
01/01/2011 to 12/31/2011        10.208891         10.248932         72,180.4264
01/01/2012 to 12/31/2012        10.248932         10.824756         81,489.9582
01/01/2013 to 12/31/2013        10.824756         11.061605        186,476.1946
01/01/2014 to 12/31/2014        11.061605         10.966157        211,282.5040
01/01/2015 to 12/31/2015        10.966157         10.701976        195,325.7074
01/01/2016 to 12/31/2016        10.701976         11.508315        185,347.2568
01/01/2017 to 12/31/2017        11.508315         11.742641        165,616.4103
--------------------------      ---------         ---------      --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.987809          9.753794         37,183.5212
01/01/2012 to 12/31/2012         9.753794         10.020301         58,136.5523
01/01/2013 to 12/31/2013        10.020301          9.975715        320,862.1165
01/01/2014 to 12/31/2014         9.975715          9.921220        388,213.2182
01/01/2015 to 12/31/2015         9.921220          9.702965        457,633.5966
01/01/2016 to 12/31/2016         9.702965          9.848164        479,751.9689
01/01/2017 to 12/31/2017         9.848164          9.821338        443,054.8460
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009          9.998247         10.882555        4,242.5300
01/01/2010 to 12/31/2010         10.882555         12.160270       93,176.0214
01/01/2011 to 12/31/2011         12.160270         11.928070       85,239.8173
01/01/2012 to 12/31/2012         11.928070         13.414839      175,210.2113
01/01/2013 to 12/31/2013         13.414839         13.338870       79,337.4497
01/01/2014 to 12/31/2014         13.338870         13.276865       58,300.9684
01/01/2015 to 12/31/2015         13.276865         12.522582       46,621.9683
01/01/2016 to 12/31/2016         12.522582         12.431603       54,873.2519
01/01/2017 to 12/31/2017         12.431603         12.251928       52,042.3457
--------------------------       ---------         ---------      ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         16.182460          9.288287       64,191.8177
01/01/2009 to 12/31/2009          9.288287         12.315905       72,382.7700
01/01/2010 to 12/31/2010         12.315905         14.072750       91,826.0722
01/01/2011 to 12/31/2011         14.072750         13.076104      113,388.9036
01/01/2012 to 12/31/2012         13.076104         16.211779      105,634.9231
01/01/2013 to 12/31/2013         16.211779         16.520134      120,497.6141
01/01/2014 to 12/31/2014         16.520134         18.414936      111,531.1870
01/01/2015 to 12/31/2015         18.414936         17.868635      100,686.1756
01/01/2016 to 12/31/2016         17.868635         17.738721       79,965.9156
01/01/2017 to 12/31/2017         17.738721         19.333840       80,454.1584
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008          7.782325          4.667622      166,132.6798
01/01/2009 to 12/31/2009          4.667622          6.107641      182,817.5100
01/01/2010 to 12/31/2010          6.107641          7.440526      187,332.0888
01/01/2011 to 12/31/2011          7.440526          7.560468      414,451.2122
01/01/2012 to 12/31/2012          7.560468          8.816804      409,387.9530
01/01/2013 to 12/31/2013          8.816804         12.633734      402,527.6846
01/01/2014 to 12/31/2014         12.633734         14.782210      604,196.1620
01/01/2015 to 12/31/2015         14.782210         13.960351      613,300.0917
01/01/2016 to 12/31/2016         13.960351         14.107032      562,251.8922
01/01/2017 to 12/31/2017         14.107032         16.439507      497,674.5968
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        142.925755        146.788850        4,431.6810
01/01/2011 to 12/31/2011        146.788850        133.563610        7,561.2698
01/01/2012 to 12/31/2012        133.563610        161.026092        7,408.2287
01/01/2013 to 12/31/2013        161.026092        204.087712        8,125.3225
01/01/2014 to 04/25/2014        204.087712        212.384108            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         10.316557          4.607445      159,305.0779
01/01/2009 to 12/31/2009          4.607445          6.255989      217,156.0000
01/01/2010 to 12/31/2010          6.255989          6.608321      240,044.7999
01/01/2011 to 04/29/2011          6.608321          7.022114            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.295768          9.621978         123,656.0683
01/01/2009 to 12/31/2009         9.621978         12.528083         108,005.7900
01/01/2010 to 12/31/2010        12.528083         15.317038         109,867.5579
01/01/2011 to 12/31/2011        15.317038         14.125705         224,557.2869
01/01/2012 to 12/31/2012        14.125705         16.418830         198,291.4015
01/01/2013 to 12/31/2013        16.418830         21.434056         206,981.0138
01/01/2014 to 12/31/2014        21.434056         23.884333         164,016.6077
01/01/2015 to 12/31/2015        23.884333         21.361815         234,113.2309
01/01/2016 to 12/31/2016        21.361815         23.794257         213,888.7880
01/01/2017 to 12/31/2017        23.794257         25.944391         203,993.2875
--------------------------      ---------         ---------         ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.316358         11.237068         273,084.6015
01/01/2009 to 12/31/2009        11.237068         17.147896         307,751.6500
01/01/2010 to 12/31/2010        17.147896         19.646879         360,290.3449
01/01/2011 to 12/31/2011        19.646879         16.579144         449,696.2090
01/01/2012 to 12/31/2012        16.579144         21.087207         295,333.0442
01/01/2013 to 12/31/2013        21.087207         27.080001         352,769.6008
01/01/2014 to 12/31/2014        27.080001         25.107104         309,436.3043
01/01/2015 to 12/31/2015        25.107104         23.591232         261,454.1996
01/01/2016 to 12/31/2016        23.591232         25.115377         243,326.9073
01/01/2017 to 12/31/2017        25.115377         32.239119         212,214.4393
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010680          1.046550       3,393,320.3342
01/01/2013 to 12/31/2013         1.046550          1.049106       3,585,601.3185
01/01/2014 to 12/31/2014         1.049106          1.090072       2,135,117.7495
01/01/2015 to 12/31/2015         1.090072          1.027660       1,801,334.4149
01/01/2016 to 12/31/2016         1.027660          1.129845       2,353,807.0346
01/01/2017 to 12/31/2017         1.129845          1.223161       2,026,700.5913
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.465355          7.230874         204,146.2232
01/01/2009 to 12/31/2009         7.230874          9.008179         287,127.4600
01/01/2010 to 12/31/2010         9.008179         10.184113         318,535.0728
01/01/2011 to 12/31/2011        10.184113          9.876117         329,908.2400
01/01/2012 to 12/31/2012         9.876117         11.518581         310,131.1776
01/01/2013 to 12/31/2013        11.518581         15.347858         340,088.2061
01/01/2014 to 12/31/2014        15.347858         16.510796         329,929.4960
01/01/2015 to 12/31/2015        16.510796         15.278501         272,706.8844
01/01/2016 to 12/31/2016        15.278501         17.636921         242,742.6648
01/01/2017 to 12/31/2017        17.636921         20.485749         207,554.6489
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.882811          9.576584         116,799.2972
01/01/2009 to 12/31/2009         9.576584         12.611958         169,242.6000
01/01/2010 to 12/31/2010        12.611958         15.661715         165,668.3114
01/01/2011 to 12/31/2011        15.661715         15.246982         184,600.9777
01/01/2012 to 12/31/2012        15.246982         17.739074         178,343.0383
01/01/2013 to 12/31/2013        17.739074         24.471397         149,419.5319
01/01/2014 to 12/31/2014        24.471397         25.988140         145,521.4093
01/01/2015 to 12/31/2015        25.988140         25.138346         136,596.6172
01/01/2016 to 12/31/2016        25.138346         27.568205         120,873.8144
01/01/2017 to 12/31/2017        27.568205         34.004978         103,635.2593
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.120984         10.564513         518,293.7216
01/01/2014 to 12/31/2014        10.564513         10.926236         574,339.5610
01/01/2015 to 12/31/2015        10.926236         10.804739         690,540.7799
01/01/2016 to 12/31/2016        10.804739         10.870355         714,349.0489
01/01/2017 to 12/31/2017        10.870355         11.052567         754,883.9525
--------------------------      ---------         ---------         ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.038245          8.940063          84,632.5682
01/01/2009 to 12/31/2009         8.940063          9.864681         303,828.8900
01/01/2010 to 12/31/2010         9.864681         10.300392         446,455.8058
01/01/2011 to 12/31/2011        10.300392         10.724159         484,715.9799
01/01/2012 to 12/31/2012        10.724159         11.071850         498,075.0031
01/01/2013 to 04/26/2013        11.071850         11.043124               0.0000
--------------------------      ---------         ---------         ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012734          1.048594         595,461.4182
01/01/2013 to 12/31/2013         1.048594          1.145329       2,405,091.1984
01/01/2014 to 12/31/2014         1.145329          1.205777       3,484,051.3643
01/01/2015 to 12/31/2015         1.205777          1.197250       3,526,715.8549
01/01/2016 to 12/31/2016         1.197250          1.212451       3,703,456.5480
01/01/2017 to 12/31/2017         1.212451          1.392023       2,959,305.6440
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.991090          7.765170         129,238.4350
01/01/2009 to 12/31/2009         7.765170         10.761189         165,731.8400
01/01/2010 to 12/31/2010        10.761189         12.921756         195,525.3583
01/01/2011 to 12/31/2011        12.921756         12.528496         261,267.3683
01/01/2012 to 12/31/2012        12.528496         14.416084         243,391.2529
01/01/2013 to 12/31/2013        14.416084         16.617317         187,223.0412
01/01/2014 to 12/31/2014        16.617317         16.920561         315,058.8972
01/01/2015 to 12/31/2015        16.920561         16.856421         294,341.9832
01/01/2016 to 12/31/2016        16.856421         17.381346         244,094.5389
01/01/2017 to 12/31/2017        17.381346         21.035397         227,300.1855
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.786819         11.263869          75,951.2114
01/01/2014 to 12/31/2014        11.263869         12.111669         426,111.4846
01/01/2015 to 12/31/2015        12.111669         11.774980         548,661.2728
01/01/2016 to 12/31/2016        11.774980         12.093488         508,883.4107
01/01/2017 to 12/31/2017        12.093488         13.752054         493,376.8403
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.744346         10.064027         311,588.3701
01/01/2009 to 12/31/2009        10.064027         13.030672         332,816.8800
01/01/2010 to 12/31/2010        13.030672         14.286492         329,410.6128
01/01/2011 to 12/31/2011        14.286492         12.553706         311,896.8896
01/01/2012 to 12/31/2012        12.553706         14.417451         303,554.8816
01/01/2013 to 12/31/2013        14.417451         16.921007         268,510.8346
01/01/2014 to 12/31/2014        16.921007         15.495135         281,968.5074
01/01/2015 to 12/31/2015        15.495135         14.978675         386,354.3356
01/01/2016 to 12/31/2016        14.978675         14.611887         386,619.7830
01/01/2017 to 12/31/2017        14.611887         18.429475         340,588.2485
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999781          1.034159          13,609.7785
01/01/2015 to 12/31/2015         1.034159          0.962001          65,416.9257
01/01/2016 to 12/31/2016         0.962001          1.052040         358,019.8355
01/01/2017 to 12/31/2017         1.052040          1.165823         174,768.6500
--------------------------       --------          --------         ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.017125         11.011145         364,258.2382
01/01/2009 to 12/31/2009        11.011145         12.792237         672,326.4100
01/01/2010 to 12/31/2010        12.792237         13.566288         992,052.2633
01/01/2011 to 12/31/2011        13.566288         14.839021       1,147,374.4821
01/01/2012 to 12/31/2012        14.839021         15.935720       1,104,195.2781
01/01/2013 to 12/31/2013        15.935720         14.228159         913,147.6301
01/01/2014 to 12/31/2014        14.228159         14.407427         785,635.2479
01/01/2015 to 12/31/2015        14.407427         13.737772         661,374.5059
01/01/2016 to 12/31/2016        13.737772         14.193534         584,640.4391
01/01/2017 to 12/31/2017        14.193534         14.453257         570,456.8539
--------------------------      ---------         ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.202604         13.045741         593,342.4989
01/01/2009 to 12/31/2009        13.045741         15.153372       1,179,800.1300
01/01/2010 to 12/31/2010        15.153372         16.131354       1,890,771.0046
01/01/2011 to 12/31/2011        16.131354         16.379191       2,199,505.9997
01/01/2012 to 12/31/2012        16.379191         17.612171       2,063,278.4485
01/01/2013 to 12/31/2013        17.612171         17.000630       1,865,779.9282
01/01/2014 to 12/31/2014        17.000630         17.432118       1,636,945.8309
01/01/2015 to 12/31/2015        17.432118         17.156288       1,367,737.5455
01/01/2016 to 12/31/2016        17.156288         17.324603       1,246,836.0647
01/01/2017 to 12/31/2017        17.324603         17.817737       1,229,746.9414
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.750877         10.902463         477,214.1632
01/01/2013 to 12/31/2013        10.902463         10.244493         393,625.4837
01/01/2014 to 12/31/2014        10.244493         10.843739         369,488.7291
01/01/2015 to 12/31/2015        10.843739         10.717518         346,207.0042
01/01/2016 to 12/31/2016        10.717518         10.686344         307,883.8788
01/01/2017 to 12/31/2017        10.686344         10.790616         274,716.8702
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.215538         10.738134          21,510.3983
01/01/2014 to 12/31/2014        10.738134         11.480851         100,283.0940
01/01/2015 to 12/31/2015        11.480851         11.157230         144,172.5138
01/01/2016 to 12/31/2016        11.157230         11.481478          80,159.6682
01/01/2017 to 12/31/2017        11.481478         13.160991         160,441.3633
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010712          1.066681         248,559.2253
01/01/2013 to 12/31/2013         1.066681          1.155891         855,492.6101
01/01/2014 to 12/31/2014         1.155891          1.225580       1,291,733.1858
01/01/2015 to 12/31/2015         1.225580          1.195524       1,281,901.3323
01/01/2016 to 12/31/2016         1.195524          1.243060       1,299,737.7568
01/01/2017 to 12/31/2017         1.243060          1.398277       1,122,815.3127
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.353050          8.515568               0.0000
01/01/2009 to 12/31/2009         8.515568         10.466056         394,883.5900
01/01/2010 to 12/31/2010        10.466056         11.560613         853,369.3052
01/01/2011 to 12/31/2011        11.560613         11.498218       1,628,872.8606
01/01/2012 to 12/31/2012        11.498218         12.768225       1,861,336.5315
01/01/2013 to 12/31/2013        12.768225         14.190487       1,106,032.2462
01/01/2014 to 12/31/2014        14.190487         14.776889         983,976.9019
01/01/2015 to 12/31/2015        14.776889         14.256839       1,106,170.8116
01/01/2016 to 12/31/2016        14.256839         14.842093         986,072.1681
01/01/2017 to 12/31/2017        14.842093         16.923820         827,612.2291
--------------------------      ---------         ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.734168          7.807073          11,053.1438
01/01/2009 to 12/31/2009         7.807073          9.918888         345,976.6400
01/01/2010 to 12/31/2010         9.918888         11.143167         340,239.7660
01/01/2011 to 12/31/2011        11.143167         10.733165         355,421.1251
01/01/2012 to 12/31/2012        10.733165         12.149667         361,903.6134
01/01/2013 to 12/31/2013        12.149667         14.117733       1,087,080.9617
01/01/2014 to 12/31/2014        14.117733         14.640983       1,068,142.6057
01/01/2015 to 12/31/2015        14.640983         14.075594       1,074,408.6675
01/01/2016 to 12/31/2016        14.075594         14.805146       1,013,485.9027
01/01/2017 to 12/31/2017        14.805146         17.431987         743,160.8630
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        57.425171         35.979786          64,211.3541
01/01/2009 to 12/31/2009        35.979786         41.921405          74,585.1000
01/01/2010 to 12/31/2010        41.921405         48.277737         101,133.1539
01/01/2011 to 12/31/2011        48.277737         45.607572          93,570.0980
01/01/2012 to 12/31/2012        45.607572         52.948759          85,965.8333
01/01/2013 to 12/31/2013        52.948759         69.708565          84,163.6157
01/01/2014 to 12/31/2014        69.708565         77.712882          93,273.0030
01/01/2015 to 12/31/2015        77.712882         73.736832          94,226.0087
01/01/2016 to 12/31/2016        73.736832         84.136378          59,502.7564
01/01/2017 to 12/31/2017        84.136378         96.838777          47,358.4854
--------------------------      ---------         ---------       --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.676372          5.737228         387,443.4015
01/01/2009 to 12/31/2009         5.737228          8.213605         482,333.7300
01/01/2010 to 12/31/2010         8.213605         10.321049         584,406.6373
01/01/2011 to 12/31/2011        10.321049          9.990196         517,150.9386
01/01/2012 to 12/31/2012         9.990196         11.175965         494,742.3147
01/01/2013 to 12/31/2013        11.175965         15.021807         444,707.8351
01/01/2014 to 12/31/2014        15.021807         16.671898         406,427.2778
01/01/2015 to 12/31/2015        16.671898         17.502220         403,147.3546
01/01/2016 to 12/31/2016        17.502220         18.295040         419,495.6777
01/01/2017 to 12/31/2017        18.295040         22.460657         383,086.0111
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        24.652140         16.220286           9,236.0804
01/01/2009 to 12/31/2009        16.220286         20.198268          46,472.0000
01/01/2010 to 12/31/2010        20.198268         24.952252          57,250.3683
01/01/2011 to 12/31/2011        24.952252         23.648823          73,807.8948
01/01/2012 to 12/31/2012        23.648823         26.691850          70,191.4652
01/01/2013 to 12/31/2013        26.691850         34.228939          57,501.2402
01/01/2014 to 12/31/2014        34.228939         36.934034          45,490.3395
01/01/2015 to 12/31/2015        36.934034         33.083227          44,362.6880
01/01/2016 to 12/31/2016        33.083227         37.605994          41,251.2049
01/01/2017 to 12/31/2017        37.605994         40.517502          38,608.5310
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         9.064514          9.933979         529,720.9944
01/01/2014 to 12/31/2014         9.933979          9.449439         415,273.8837
01/01/2015 to 12/31/2015         9.449439          9.097637         327,948.8246
01/01/2016 to 12/31/2016         9.097637          9.405442         266,648.0848
01/01/2017 to 12/31/2017         9.405442         12.486203         225,661.4082
--------------------------      ---------         ---------         ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.088243          6.046592         188,260.3662
01/01/2009 to 12/31/2009         6.046592          8.483058         386,784.5500
01/01/2010 to 12/31/2010         8.483058          8.923930         641,172.5348
01/01/2011 to 12/31/2011         8.923930          7.527931         748,738.6029
01/01/2012 to 12/31/2012         7.527931          8.699940         660,430.1085
01/01/2013 to 04/26/2013         8.699940          9.017323               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.627251         10.729941       1,036,784.0642
01/01/2009 to 12/31/2009        10.729941         10.586364       1,085,706.9400
01/01/2010 to 12/31/2010        10.586364         10.418325       1,185,692.2225
01/01/2011 to 12/31/2011        10.418325         10.253403       1,161,425.3883
01/01/2012 to 12/31/2012        10.253403         10.089764         919,864.3212
01/01/2013 to 12/31/2013        10.089764          9.929608         930,600.7115
01/01/2014 to 12/31/2014         9.929608          9.771994         791,234.0973
01/01/2015 to 12/31/2015         9.771994          9.616882         660,889.0832
01/01/2016 to 12/31/2016         9.616882          9.474845         724,001.7368
01/01/2017 to 12/31/2017         9.474845          9.384038         593,542.2110
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.698319         13.950796         115,740.2404
01/01/2015 to 12/31/2015        13.950796         13.648964          39,575.4149
01/01/2016 to 12/31/2016        13.648964         14.040820          69,275.3430
01/01/2017 to 12/31/2017        14.040820         14.776512          66,689.6479
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.581702          9.043675         760,634.1429
01/01/2009 to 12/31/2009         9.043675         10.938981       1,483,640.0400
01/01/2010 to 12/31/2010        10.938981         11.939096       2,009,956.5756
01/01/2011 to 12/31/2011        11.939096         11.958591       2,142,166.2253
01/01/2012 to 12/31/2012        11.958591         13.051863       2,116,973.2366
01/01/2013 to 12/31/2013        13.051863         14.010940       1,711,001.0004
01/01/2014 to 04/25/2014        14.010940         14.117312               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.077188          8.744835       1,448,693.8864
01/01/2009 to 12/31/2009         8.744835         10.851048       2,294,068.2100
01/01/2010 to 12/31/2010        10.851048         12.003012       3,357,134.8173
01/01/2011 to 12/31/2011        12.003012         11.799088       3,602,458.2586
01/01/2012 to 12/31/2012        11.799088         13.049943       3,404,395.6274
01/01/2013 to 12/31/2013        13.049943         14.669803       3,215,638.7069
01/01/2014 to 04/25/2014        14.669803         14.725478               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.292191         14.672253       4,471,162.5533
01/01/2015 to 12/31/2015        14.672253         14.284376       4,024,961.7907
01/01/2016 to 12/31/2016        14.284376         14.913452       3,675,505.0495
01/01/2017 to 12/31/2017        14.913452         16.239397       3,253,995.4466
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.461603          8.346747       2,917,768.3113
01/01/2009 to 12/31/2009         8.346747         10.541860       4,403,952.9400
01/01/2010 to 12/31/2010        10.541860         11.784043       5,932,653.2631
01/01/2011 to 12/31/2011        11.784043         11.399904       6,200,509.7628
01/01/2012 to 12/31/2012        11.399904         12.780853       5,887,433.9949
01/01/2013 to 12/31/2013        12.780853         15.020517       5,662,973.2035
01/01/2014 to 04/25/2014        15.020517         15.032150               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.697744         15.202924       5,387,842.7532
01/01/2015 to 12/31/2015        15.202924         14.771918       4,758,345.0008
01/01/2016 to 12/31/2016        14.771918         15.570381       4,317,837.8815
01/01/2017 to 12/31/2017        15.570381         17.581357       3,923,268.2547
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.116699          8.019935       4,140,193.3420
01/01/2009 to 12/31/2009         8.019935         10.268189       4,906,404.3900
01/01/2010 to 12/31/2010        10.268189         11.670563       4,682,873.0423
01/01/2011 to 12/31/2011        11.670563         11.040799       4,536,961.1692
01/01/2012 to 12/31/2012        11.040799         12.572620       4,276,638.6692
01/01/2013 to 12/31/2013        12.572620         15.579528       4,679,471.5785
01/01/2014 to 04/25/2014        15.579528         15.506799               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.998247          7.023948         443,882.2908
01/01/2009 to 12/31/2009         7.023948          8.886076         841,065.9000
01/01/2010 to 12/31/2010         8.886076          9.623600         937,701.7061
01/01/2011 to 12/31/2011         9.623600          9.304422         932,497.8537
01/01/2012 to 12/31/2012         9.304422         10.632302         791,021.1921
01/01/2013 to 04/26/2013        10.632302         11.438970               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.671265         15.263092       4,643,460.1733
01/01/2015 to 12/31/2015        15.263092         14.766037       4,377,886.5972
01/01/2016 to 12/31/2016        14.766037         15.714653       4,181,086.0951
01/01/2017 to 12/31/2017        15.714653         18.429430       3,862,884.9980
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID
CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.420738          8.704398        91,324.2384
01/01/2009 to 12/31/2009         8.704398         12.095358       102,394.2200
01/01/2010 to 12/31/2010        12.095358         13.660430       125,979.6440
01/01/2011 to 12/31/2011        13.660430         14.316621       138,318.0041
01/01/2012 to 12/31/2012        14.316621         15.719850       130,875.3804
01/01/2013 to 12/31/2013        15.719850         21.118530       124,227.6055
01/01/2014 to 12/31/2014        21.118530         21.131208        98,607.1212
01/01/2015 to 12/31/2015        21.131208         18.785869        77,553.5257
01/01/2016 to 12/31/2016        18.785869         22.675559        70,917.1078
01/01/2017 to 12/31/2017        22.675559         25.115015        64,669.2719
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008        10.065149         10.132460         1,548.7019
01/01/2009 to 12/31/2009        10.132460         14.231178        15,985.8700
01/01/2010 to 12/31/2010        14.231178         17.169192        23,646.0200
01/01/2011 to 12/31/2011        17.169192         14.150930        42,389.3668
01/01/2012 to 12/31/2012        14.150930         16.418403        26,180.6012
01/01/2013 to 12/31/2013        16.418403         20.617768        26,973.7432
01/01/2014 to 12/31/2014        20.617768         18.932119        35,126.5611
01/01/2015 to 12/31/2015        18.932119         19.703879        47,753.9719
01/01/2016 to 12/31/2016        19.703879         20.520943        42,502.3497
01/01/2017 to 12/31/2017        20.520943         26.345304        43,710.9992
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        22.348644         22.717309        94,872.8872
01/01/2017 to 12/31/2017        22.717309         26.563097        93,371.6635
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        12.995244         15.910675         9,006.4400
01/01/2010 to 12/31/2010        15.910675         18.152803        12,464.1050
01/01/2011 to 12/31/2011        18.152803         16.994843        19,180.1518
01/01/2012 to 12/31/2012        16.994843         18.459187        17,350.7569
01/01/2013 to 12/31/2013        18.459187         24.109085        16,277.9677
01/01/2014 to 12/31/2014        24.109085         26.320086        15,332.1857
01/01/2015 to 12/31/2015        26.320086         25.837392        15,367.1553
01/01/2016 to 04/29/2016        25.837392         25.981652             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.893261          8.873076       564,005.1726
01/01/2009 to 12/31/2009         8.873076         11.511510       753,532.1200
01/01/2010 to 12/31/2010        11.511510         12.667599       818,477.6201
01/01/2011 to 12/31/2011        12.667599         11.945921       826,579.3817
01/01/2012 to 12/31/2012        11.945921         13.248456       700,888.4385
01/01/2013 to 12/31/2013        13.248456         17.409738       600,590.1574
01/01/2014 to 12/31/2014        17.409738         18.923249       532,694.4722
01/01/2015 to 12/31/2015        18.923249         19.044988       543,351.0771
01/01/2016 to 12/31/2016        19.044988         20.083227       465,691.3169
01/01/2017 to 12/31/2017        20.083227         23.504930       425,118.6651
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.753325         17.563771        94,505.6784
01/01/2014 to 12/31/2014        17.563771         19.164892        93,381.6377
01/01/2015 to 12/31/2015        19.164892         19.351862        72,951.4773
01/01/2016 to 12/31/2016        19.351862         20.026964        69,484.5156
01/01/2017 to 12/31/2017        20.026964         24.624744        60,638.0470
--------------------------      ---------         ---------        -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.514806          7.893597        95,950.7747
01/01/2009 to 12/31/2009         7.893597         11.432244       127,908.9800
01/01/2010 to 12/31/2010        11.432244         14.307007       110,690.7083
01/01/2011 to 12/31/2011        14.307007         13.029205       110,892.0865
01/01/2012 to 12/31/2012        13.029205         13.593123       113,318.3026
01/01/2013 to 04/26/2013        13.593123         14.658279             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.907448          8.059753       308,404.4496
01/01/2009 to 12/31/2009         8.059753         11.069917       400,283.0700
01/01/2010 to 12/31/2010        11.069917         12.126850       430,897.2911
01/01/2011 to 12/31/2011        12.126850         11.961220       464,938.4878
01/01/2012 to 12/31/2012        11.961220         13.601550       503,657.9198
01/01/2013 to 12/31/2013        13.601550         18.302575       434,074.2684
01/01/2014 to 12/31/2014        18.302575         19.586920       387,843.2866
01/01/2015 to 12/31/2015        19.586920         21.307636       322,251.3773
01/01/2016 to 12/31/2016        21.307636         20.942211       302,668.0330
01/01/2017 to 12/31/2017        20.942211         28.234472       242,141.0940
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.980526          5.715558        13,677.2944
01/01/2009 to 12/31/2009         5.715558          6.932672        27,449.7500
01/01/2010 to 12/31/2010         6.932672          7.872314        33,096.8974
01/01/2011 to 12/31/2011         7.872314          7.450121        43,785.0402
01/01/2012 to 12/31/2012         7.450121          8.260356        39,057.8375
01/01/2013 to 04/26/2013         8.260356          8.871479             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.223547          5.438802       221,000.5738
01/01/2009 to 12/31/2009         5.438802          7.691650       194,580.2100
01/01/2010 to 12/31/2010         7.691650          8.280910       156,679.8752
01/01/2011 to 12/31/2011         8.280910          8.037222       128,040.6046
01/01/2012 to 04/27/2012         8.037222          9.035962             0.0000
--------------------------      ---------         ---------       ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        14.117727         14.593884        32,150.6900
01/01/2010 to 12/31/2010        14.593884         15.173825       112,066.7293
01/01/2011 to 12/31/2011        15.173825         16.001403       153,515.7808
01/01/2012 to 12/31/2012        16.001403         16.310287       237,160.0269
01/01/2013 to 12/31/2013        16.310287         15.638812       198,797.9322
01/01/2014 to 12/31/2014        15.638812         16.230879       188,191.8210
01/01/2015 to 12/31/2015        16.230879         15.964250       214,374.9806
01/01/2016 to 12/31/2016        15.964250         16.038659       230,701.8258
01/01/2017 to 12/31/2017        16.038659         16.248460       247,256.0399
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.886608         13.552069        11,266.5700
01/01/2010 to 12/31/2010        13.552069         16.793842        48,269.9494
01/01/2011 to 12/31/2011        16.793842         16.157675        79,313.0679
01/01/2012 to 12/31/2012        16.157675         18.645282        77,114.2958
01/01/2013 to 12/31/2013        18.645282         24.359398        73,845.4134
01/01/2014 to 12/31/2014        24.359398         26.181194        69,468.9866
01/01/2015 to 12/31/2015        26.181194         25.075747        65,776.7335
01/01/2016 to 12/31/2016        25.075747         29.633721        65,627.8255
01/01/2017 to 12/31/2017        29.633721         33.715240        60,015.3953
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         9.036620         11.629649        12,451.3700
01/01/2010 to 12/31/2010        11.629649         12.333790        65,250.9196
01/01/2011 to 12/31/2011        12.333790         10.602515       103,394.5704
01/01/2012 to 12/31/2012        10.602515         12.305116        92,277.7979
01/01/2013 to 12/31/2013        12.305116         14.705830        88,090.2287
01/01/2014 to 12/31/2014        14.705830         13.556208        91,698.3107
01/01/2015 to 12/31/2015        13.556208         13.166143       127,489.1035
01/01/2016 to 12/31/2016        13.166143         13.082675       125,927.1617
01/01/2017 to 12/31/2017        13.082675         16.035829       119,623.3283
--------------------------      ---------         ---------       ------------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        11.201841         13.769524        14,564.7000
01/01/2010 to 12/31/2010        13.769524         17.148383        51,800.7447
01/01/2011 to 12/31/2011        17.148383         16.146327       114,281.1689
01/01/2012 to 12/31/2012        16.146327         18.422276        78,697.5928
01/01/2013 to 12/31/2013        18.422276         25.041316       138,950.8715
01/01/2014 to 12/31/2014        25.041316         25.809501       101,725.8521
01/01/2015 to 12/31/2015        25.809501         24.247567       153,022.3305
01/01/2016 to 12/31/2016        24.247567         28.856113       141,188.6117
01/01/2017 to 12/31/2017        28.856113         32.460147       138,231.2455
--------------------------      ---------         ---------       ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.627956          8.414024        94,029.0444
01/01/2009 to 12/31/2009         8.414024         10.426819       170,753.2300
01/01/2010 to 12/31/2010        10.426819         11.748324       241,738.6344
01/01/2011 to 12/31/2011        11.748324         11.751302       286,897.5958
01/01/2012 to 12/31/2012        11.751302         13.347990       244,264.9301
01/01/2013 to 12/31/2013        13.347990         17.300179       226,003.6786
01/01/2014 to 12/31/2014        17.300179         19.255728       274,056.3891
01/01/2015 to 12/31/2015        19.255728         19.123163       266,831.6433
01/01/2016 to 12/31/2016        19.123163         20.961805       267,377.2644
01/01/2017 to 12/31/2017        20.961805         25.010210       261,014.0888
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.346666         21.408098       248,755.5923
01/01/2014 to 12/31/2014        21.408098         23.293524       135,771.0417
01/01/2015 to 12/31/2015        23.293524         22.840233       120,529.0710
01/01/2016 to 12/31/2016        22.840233         25.646065       128,640.0348
01/01/2017 to 12/31/2017        25.646065         29.677927       125,751.2113
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998247          6.591041        55,333.3141
01/01/2009 to 12/31/2009         6.591041          8.100526       168,796.1600
01/01/2010 to 12/31/2010         8.100526          8.850782       378,377.4866
01/01/2011 to 12/31/2011         8.850782          8.662946       462,832.5598
01/01/2012 to 12/31/2012         8.662946          9.711073       580,819.1858
01/01/2013 to 04/26/2013         9.711073         10.630851             0.0000
--------------------------       --------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.179191         20.176973        79,647.6518
01/01/2014 to 12/31/2014        20.176973         19.797033        73,420.9722
01/01/2015 to 12/31/2015        19.797033         19.556829        57,578.0426
01/01/2016 to 12/31/2016        19.556829         22.786677        48,679.4183
01/01/2017 to 12/31/2017        22.786677         25.899379        43,186.9899
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.537348          9.433749        55,303.1483
01/01/2009 to 12/31/2009         9.433749         12.696966        70,440.1100
01/01/2010 to 12/31/2010        12.696966         15.351926        74,817.3325
01/01/2011 to 12/31/2011        15.351926         14.311582        93,511.0641
01/01/2012 to 12/31/2012        14.311582         14.827643        91,660.6118
01/01/2013 to 04/26/2013        14.827643         16.067029             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         7.004515          8.832540       330,613.1298
01/01/2014 to 12/31/2014         8.832540          9.459526       272,764.4471
01/01/2015 to 12/31/2015         9.459526         10.288041       325,124.8726
01/01/2016 to 12/31/2016        10.288041         10.279831       377,131.9248
01/01/2017 to 12/31/2017        10.279831         13.504012       332,045.2566
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         6.341871          3.466669       127,316.2566
01/01/2009 to 12/31/2009         3.466669          5.423684       164,581.5300
01/01/2010 to 12/31/2010         5.423684          6.815663       196,528.5354
01/01/2011 to 12/31/2011         6.815663          6.043953       239,925.5071
01/01/2012 to 12/31/2012         6.043953          6.668266       244,215.1087
01/01/2013 to 04/26/2013         6.668266          6.968715             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.615690         14.752537        19,113.7400
01/01/2010 to 12/31/2010        14.752537         18.732453        58,944.2536
01/01/2011 to 12/31/2011        18.732453         15.361565       104,300.6714
01/01/2012 to 12/31/2012        15.361565         15.506197       117,500.0134
01/01/2013 to 12/31/2013        15.506197         16.901273        83,365.2180
01/01/2014 to 12/31/2014        16.901273         13.501963        86,504.6299
01/01/2015 to 12/31/2015        13.501963          8.934732        80,290.3614
01/01/2016 to 12/31/2016         8.934732         12.638993        62,421.6116
01/01/2017 to 12/31/2017        12.638993         12.346767        65,261.5681
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        28.728516         29.758273       129,993.3845
01/01/2017 to 12/31/2017        29.758273         31.610434       117,064.6110
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     19.259181         15.426805          149,745.8551
01/01/2009 to 12/31/2009     15.426805         20.764874          174,885.1700
01/01/2010 to 12/31/2010     20.764874         23.084982          169,790.1780
01/01/2011 to 12/31/2011     23.084982         23.732450          169,109.3782
01/01/2012 to 12/31/2012     23.732450         26.377521          172,572.3148
01/01/2013 to 12/31/2013     26.377521         28.030120          151,059.2293
01/01/2014 to 12/31/2014     28.030120         28.917307          138,948.4516
01/01/2015 to 12/31/2015     28.917307         27.839496          127,479.1355
01/01/2016 to 04/29/2016     27.839496         28.666781                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     29.315106         30.392485           28,294.8075
01/01/2017 to 12/31/2017     30.392485         32.299917           26,906.6614
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     11.776604         12.353553           24,975.1993
01/01/2011 to 12/31/2011     12.353553         12.578305           43,228.5500
01/01/2012 to 12/31/2012     12.578305         13.795504           66,664.2473
01/01/2013 to 12/31/2013     13.795504         13.768082           44,296.4677
01/01/2014 to 12/31/2014     13.768082         14.151507           58,550.8101
01/01/2015 to 12/31/2015     14.151507         13.723918           58,207.4665
01/01/2016 to 04/29/2016     13.723918         14.054991                0.0000
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     16.162956         15.821074           77,577.9589
01/01/2009 to 12/31/2009     15.821074         16.205260          123,863.9300
01/01/2010 to 12/31/2010     16.205260         16.824014          153,498.6564
01/01/2011 to 12/31/2011     16.824014         17.429548          188,245.4498
01/01/2012 to 12/31/2012     17.429548         17.674177          181,523.1922
01/01/2013 to 12/31/2013     17.674177         17.236178          165,487.1999
01/01/2014 to 12/31/2014     17.236178         17.395157          142,531.7202
01/01/2015 to 12/31/2015     17.395157         17.171609          111,048.5874
01/01/2016 to 12/31/2016     17.171609         17.071639          108,310.8239
01/01/2017 to 12/31/2017     17.071639         17.082986          102,468.2414

DISCONTINUED INVESTMENT PORTFOLIOS.


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class E) (formerly WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016); and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds(R) International Portfolio (Class
  C) merged into Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS(R) Value Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).


Effective as of April 28, 2014:

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).


Effective as of May 1, 2016:


o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and


o Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).


Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio)

     merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)        consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              Company(SM)
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)        Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid    securities of mid-sized companies.
 Cap Value Portfolio)
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B) (formerly
 Goldman Sachs Mid Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)                                    growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)                                    and growth of capital, with a greater
                                              emphasis on income.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid    Subadviser: Victory Capital Management
 Cap Value Portfolio)                         Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B) (formerly          Subadviser: Wells Capital Management
 Goldman Sachs Mid Cap Value Portfolio)       (formerly Goldman Sachs Asset
                                              Management, L.P.)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)                                   Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GMIB PLUS I EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit Plus (GMIB Plus I). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 -
        $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


  (Based on the date a contract was issued with the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living
        Benefits -- Guaranteed Income Benefits.")


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday, subject to the 270% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -- "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the Annuity Pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






(3) The Highest Anniversary Value ("HAV")


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus I rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional Purchase Payments made. The Highest Anniversary

      Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the Annuity Payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus I rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


  Assume the Owner chooses to exercise the GMIB Plus I rider at the 21st contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Assume the Account Value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 270% of the total Purchase Payments, which equals $270,000. Because the Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($270,000) is used as the Income Base. The Income Base of $270,000 is applied to the GMIB Annuity Table. This yields Annuity Payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 81, the Income Base of $270,000 would yield monthly payments of $1,607; if the Owner were age 86, the Income Base of $270,000 would yield monthly payments of $1,877.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus I may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]






  With the GMIB Plus I, the Income Base is applied to special, conservative
        Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB Plus I, you will have paid for the GMIB Plus I although it was never used.


[GRAPHIC APPEARS HERE]






(5)   The Guaranteed Principal Option


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus I rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus I allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.


[GRAPHIC APPEARS HERE]





  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step Up: Automatic Annual Step-Up


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 270% maximum increase limitation on the Annual Increase Amount. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus I remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus I rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

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APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee II rider. Examples D through K are for the Enhanced GWB rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB rider) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee II


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract with the Single Life version of LWG II had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Single Life version of the LWG II rider, if the contract Owner makes the first withdrawal on or after the contract anniversary following the date the contract Owner reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract with the Single Life version of the LWG II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be

$6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).

If the first withdrawal is taken after the fifth Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)


Assume that a contract Owner, age 63 at issue, elected the Single Life version of the LWG II rider and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually on each contract anniversary, from the second contract anniversary through the fourth contract anniversary, and at that point would be equal to $134,832. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).


At the 5th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than

$159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced GWB -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


E. Enhanced GWB -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced GWB -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced GWB -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


H. Enhanced GWB -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0   $0        $0            $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



I. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB -- How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
 $7,350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2018              $100,000
   B    Account Value                                 10/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2020              $  9,000
   G    Percentage Reduction in Account               10/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2020              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2018              $100,000
   B    Account Value                                      10/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2020              $  9,000
   G    Percentage Reduction in Account                    10/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2020              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                       BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B





                                                                CLASS L - 4 YEAR

                        (OFFERED BETWEEN NOVEMBER 22, 2004 AND OCTOBER 7, 2011)





                                                                  APRIL 30, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY
(Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



The annuity contract has 62 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 61 Investment Portfolios listed below. Effective for contracts issued on and after May 1, 2003, the Fixed
                              Account is not available as an investment choice.


BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B)* (formerly Pyramis(R) Government Income Portfolio)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)*

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


* If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See
"Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.


To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 96 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 17
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 18
     Investment Allocation Restrictions for Certain
       Riders............................................ 19
     Free Look........................................... 23
     Accumulation Units.................................. 23
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 28
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 32
     Automatic Rebalancing Program....................... 32
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 33
4. EXPENSES.............................................. 33
     Product Charges..................................... 33
     Account Fee......................................... 34
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 34
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 35
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 37
     Withdrawal Charge................................... 37
     Reduction or Elimination of the Withdrawal
       Charge............................................ 38
     Premium and Other Taxes............................. 38
     Transfer Fee........................................ 38
     Income Taxes........................................ 38
     Investment Portfolio Expenses....................... 38
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 39
     Annuity Date........................................ 39
     Annuity Payments.................................... 39
     Annuity Options..................................... 40
     Variable Annuity Payments........................... 41
     Fixed Annuity Payments.............................. 42
6. ACCESS TO YOUR MONEY.................................. 42
     Systematic Withdrawal Program....................... 43
     Suspension of Payments or Transfers................. 43
7. LIVING BENEFITS....................................... 44
     Overview of Living Benefit Riders................... 44
     Guaranteed Income Benefits.......................... 44
     Description of GMIB Max I........................... 46
     Description of GMIB Plus III........................ 53
     Description of GMIB Plus I.......................... 60
     Description of GMIB I............................... 60
     Guaranteed Withdrawal Benefits...................... 61
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 62
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 69
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 70
     Guaranteed Minimum Accumulation Benefit............. 74
8. PERFORMANCE........................................... 77
9. DEATH BENEFIT......................................... 77
     Upon Your Death..................................... 77
     Standard Death Benefit -- Principal Protection...... 78
     Optional Death Benefit -- Annual Step-Up............ 78
     General Death Benefit Provisions.................... 79
     Spousal Continuation................................ 79
     Death of the Annuitant.............................. 80
     Controlled Payout................................... 80
10. FEDERAL INCOME TAX STATUS............................ 80
     Non-Qualified Contracts............................. 80
     Qualified Contracts................................. 84
11. OTHER INFORMATION.................................... 91
     Brighthouse Life Insurance Company of NY............ 91
     The Separate Account................................ 91
     Distributor......................................... 91
     Selling Firms....................................... 92
     Requests and Elections.............................. 93
     Ownership........................................... 94
     Legal Proceedings................................... 95
     Financial Statements................................ 95

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  96
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment..................................... 64 and 71
Annuitant................................................................ 95
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Service Center..................................................... 8
Annuity Units............................................................ 39
Beneficiary.............................................................. 95
Benefit Base............................................................. 70
Business Day............................................................. 18
Contract Year.............................................. 18 and 44
Free Look................................................................ 23
Good Order............................................................... 93
Guaranteed Accumulation Amount........................................... 75
Guaranteed Withdrawal Amount............................................. 72
GWB Withdrawal Rate...................................................... 71
Income Base................................................ 46 and 53
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 94
Owner.................................................................... 94
Purchase Payment......................................................... 17
Remaining Guaranteed Withdrawal Amount................................... 63
Separate Account......................................................... 91
Total Guaranteed Withdrawal Amount....................................... 62

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                   Brighthouse Life Insurance Company of NY

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE


WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")


       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
              4 and thereafter                      0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)


Mortality and Expense Charge                               1.35%
Administration Charge                                      0.25%
                                                           ----

Total Separate Account Annual Expenses                     1.60%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up Death Benefit     0.20%
Total Separate Account Annual Expenses
Including Charge for Optional Death Benefit                1.80%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Max I and GMIB Plus III -- maximum charge                      1.50%

  GMIB Max I and GMIB Plus III -- current charge                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.95%


  GMIB I -- maximum charge                                            0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.") Charges for riders may vary depending on your Contract issue date and the specific benefits elected. Additional information describing the rider charges in effect for when your Contract was issued, and that will enable you to determine the applicable charges, is available in the section of the Prospectus titled "Expenses."



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Max I, GMIB Plus III and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may decrease with certain withdrawals. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge           1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge           0.55%



  Guaranteed Withdrawal Benefit I -- maximum charge                  0.95%

  Guaranteed Withdrawal Benefit I -- current charge                  0.50%



  GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) RIDER
  CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))

  GMAB -- maximum charge                                             0.75%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation           0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation             0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio               --           0.55%        0.02%

 American Funds(R) Moderate Allocation           0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio                  0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio           0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate           0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International             0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Harris Oakmark International Portfolio          0.77%         0.25%        0.04%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation          0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation            0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio             0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation          0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                   --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio          0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate            --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Templeton International              --        0.95%         0.01%         0.94%
  Bond Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Harris Oakmark International Portfolio           --        1.06%         0.02%         1.04%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Balanced-Risk Allocation               0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio         0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.69%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.03%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.06%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.07%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                         0.62%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Balanced-Risk Allocation              0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                      --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                    --        0.82%         0.14%         0.68%

 JPMorgan Global Active Allocation               --        1.02%         0.06%         0.96%
  Portfolio

 Loomis Sayles Global Markets Portfolio          --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.10%         0.89%

 PanAgora Global Diversified Risk              0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio        0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio          0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                     0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.93%         0.09%         0.84%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value               --        1.10%         0.05%         1.05%
  Portfolio

 Brighthouse/Dimensional International           --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.68%           --          0.68%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                          --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.01%         1.06%
  Portfolio

 Western Asset Management Strategic      0.56%         0.25%        0.04%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.02%        --        0.74%         0.01%         0.73%

  U.S. Government Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,214     $2,049      $2,543      $5,311
    minimum       $1,142     $1,838      $2,201      $4,677


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $514      $1,509      $2,543      $5,311
    minimum        $442      $1,298      $2,201      $4,677


CHART 2. Chart 2 assumes you do not select the optional death benefit rider, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,014     $1,439      $1,509      $3,155
    minimum       $  942     $1,223      $1,150      $2,441


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $314        $899      $1,509      $3,155
    minimum        $242        $683      $1,150      $2,441

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Paymentis the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:

o  The minimum initial Purchase Payment we will accept is $10,000.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Paymentis $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimumsubsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if, at the time the termination would otherwise occur, the Benefit Base/

Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the GMIB Max I rider, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus III (GMIB Plus III), Guaranteed Minimum Income Benefit Plus I (GMIB Plus I), or Lifetime Withdrawal Guarantee II (LWG II) rider, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II."


If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee I" (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB MAX I


If you elect the GMIB Max I rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:


o  AB Global Dynamic Allocation Portfolio


o  AQR Global Risk Balanced Portfolio


o  BlackRock Global Tactical Strategies Portfolio


o  Brighthouse Balanced Plus Portfolio


o  Invesco Balanced-Risk Allocation Portfolio


o  JPMorgan Global Active Allocation Portfolio


o  MetLife Multi-Index Targeted Risk Portfolio


o  PanAgora Global Diversified Risk Portfolio


o  Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max I rider.


The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I rider is not selected may offer the potential for higher returns. Before you select the GMIB Max I rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max I rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect the GMIB Max I rider, you may not participate in the Dollar Cost Averaging (DCA) program.


If a GMIB Max I rider terminates (see the descriptions of the GMIB Max I rider in the "Living Benefits - Guaranteed Income Benefits" section), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB MAX I. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max I rider. As of the date of this prospectus, only contracts issued with the GMIB Max I rider during the time period specified in the "Current Restrictions on Subsequent Purchase Payments" section below are subject to restrictions on subsequent Purchase Payments.


Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I."


Current Restrictions on Subsequent Purchase Payments. If we received your application and necessary information, in Good Order, at our MetLife Annuity

Service Center before the close of the New York Stock Exchange on September 23,
               ------
2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                   -----
Exchange on September 23, 2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.


Restrictions on Subsequent Purchase Payments After Rider Terminates. If the GMIB Max I rider terminates (see "Living Benefits - Guaranteed Income Benefits
- Terminating the GMIB Max I Rider"), the restrictions on subsequent Purchase Payments described above will no longer apply.


INVESTMENT ALLOCATION RESTRICTIONS FOR GMIB PLUS III, GMIB PLUS I, AND LIFETIME WITHDRAWAL GUARANTEE II


Allocation. If you elect the GMIB Plus III or the Lifetime Withdrawal Guarantee

II, or if you elected the GMIB Plus I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:

(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or the BlackRock Ultra-Short Term Bond Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o  at least 30% of Purchase Payments or Account Value to Platform 1 portfolios;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and you may allocate up to 85% of
                                                            ---------
purchase payments or account value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     BlackRock Ultra-Short Term Bond Portfolio

   Brighthouse/Franklin Low Duration Total Return Portfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
     Western Asset Management U.S. Government Portfolio

Platform 2
----------


   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

Platform 3
----------


   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio

Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and

2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3. INVESTMENT OPTIONS

The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANYOF NY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT

RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B)* (formerly Pyramis(R) Government Income Portfolio)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)*

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   * If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.

   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Investment Options -- Transfers -- Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Max I, GMIB Plus III, GMIB Plus I, Lifetime Withdrawal Guarantee II, or Lifetime Withdrawal Guarantee I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to "Purchase -- Investment Allocation Restrictions for Certain Riders" for more information.


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following Business Day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either: (i) in writing with an original signature, or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max I, GMIB Plus III, GMIB Plus I, Lifetime Withdrawal Guarantee II, or GMAB rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. This program is not available if you have selected the GMAB rider.

EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus I, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I) or 91st birthday (for GMIB Max I, GMIB Plus III or GMIB Plus I); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus III, and GMIB Max I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max I, GMIB Plus III, GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the GMIB Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Max I or GMIB Plus III rider, the rider charge is 1.00% of the Income Base. For contracts issued before May 1, 2011 for which the GMIB Plus III was elected, the rider charge equals 0.95% of the Income Base.


If you selected the GMIB Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the GMIB Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the GMIB Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued prior to May 1, 2005, this charge is reduced to 0.45% of the Income Base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.

If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximim Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximim Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximim Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximim Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the GMIB Max I, GMIB Plus, or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GMIB, GWB or GMAB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders -- guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  GMIB Max I


o  Guaranteed Minimum Income Benefit Plus III (GMIB Plus III)


o  Guaranteed Minimum Income Benefit Plus I (GMIB Plus I)


o  Guaranteed Minimum Income Benefit I (GMIB I)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the income phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER

INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus I, and GMIB I.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in contracts issued on or after May 1, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus I in contracts issued after May 1, 2009 and prior to May 1, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus I in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB I AND QUALIFIED CONTRACTS. The GMIB Plus I and GMIB I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding the GMIB Plus I or GMIB I rider in connection with a Qualified Contract.


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB MAX I


The GMIB Max I rider is no longer available for purchase. The GMIB Max I rider is available only for Owners up through age 78, and you can only elect the GMIB Max I at the time you purchase the contract. THE GMIB MAX I RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


THE ANNUAL INCREASE AMOUNT IS LIMITED TO 275% OF THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 275% of the new, higher Annual Increase Amount, if it is greater than 275% of your Purchase Payments.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 6%; or

(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Operation of the GMIB - Income Base").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max I" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and

(ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate,
                              ------
the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be Beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a percentage (275%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and

(4) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max I investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I."


If you elect the GMIB Max I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


If you elect the GMIB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I" and you will not be able to allocate Purchase Payments or Account Value to the BlackRock Ultra-Short Term Bond Portfolio.


The Investment Portfolios listed in "Investment Allocation and Other Puchase Payment Restrictions for GMIB Max I" (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I rider is not selected may offer the potential for higher returns. Before you select the GMIB Max I rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.


If the GMIB Max I rider terminates (see "Terminating the GMIB Max I Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I."


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS.

o  If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock
                                        ------
     Exchange on September 23, 2011, and you elected the

     GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.

o  If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                        -----
     Exchange on September 23, 2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER RIDER TERMINATES. If the GMIB Max I rider terminates (see "Terminating the GMIB Max I Rider" below), the restrictions on subsequent Purchase Payments described above will no longer apply.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX I RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. The investment allocation restrictions and subsequent Purchase Payment restrictions described above will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


EXERCISING THE GMIB MAX I RIDER. If you exercise the GMIB Max I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:

(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB Max I rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with


10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Max I, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max I payout rates are enhanced under the following circumstances.


If you select the GMIB Max I rider and if:


o  your contract was issued on or after your 59th birthday;


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if you select the GMIB Max I rider and if:


o  your contract was issued on or after your 65th birthday;


o  you take no withdrawals prior to age 70;


o your Account Value is fully withdrawn or decreases to zero at or after your 70th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;

then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max I rider. If the the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max I rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Max I, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB MAX I RIDER. Except as otherwise provided in the GMIB Max I rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Max I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Max I rider terminates, the corresponding rider charge terminates and the GMIB Max I investment allocation restrictions and subsequent Purchase Payment restrictions, described above, will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX I


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the GMIB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS III


The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. THE GMIB PLUS III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


THE ANNUAL INCREASE AMOUNT IS LIMITED TO 350% OF THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 350% of the new, higher Annual Increase Amount, if it is greater than 350% of your Purchase Payments.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and

(ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate,
                              ------
the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a 350% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Plus III investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I and Lifetime Withdrawal Guarantee II."


If you elect the GMIB Plus III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, but the investment allocation restrictions described above will no longer apply.


EXERCISING THE GMIB PLUS III RIDER. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB Plus III rider.


The GMIB Annuity Table is specified in the rider. For GMIB Plus III, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

ENHANCED PAYOUT RATES. As noted above, for the GMIB Plus III rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances.
If:


o  your contract was issued on or after your 57th birthday;


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


For contracts issued with the GMIB Plus III rider from July 19, 2010 through
----------------------------------------------------------------------------
April 30, 2011, the following enhanced payout rates apply. If:
--------------


o  your contract was issued on or after your 57th birthday;


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS III RIDER. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates and the GMIB Plus III investment allocation restrictions, described above, will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


For contracts issued before May 1, 2011 with the GMIB Plus III rider, the
---------------------------------------
following differences apply:


(1) The rider charge is 0.95% of the Income Base. The rider charge may increase upon an Optional Step-Up to the lower of: (a) the Maximum Optional Step-Up Charge (1.50%), or (b) the current rate we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


(2) The GMIB Annuity Table is based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The Annual Increase Amount is limited to a maximum of 270% of your Purchase Payments or, if greater, 270% of the Annual Increase Amount as increased by the most recent Optional Step-Up.


(4) Different enhanced payout rates apply (see "Enhanced Payout Rates" above).

(See Appendix D for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS I


GMIB Plus I was available with contracts issued on or before July 16, 2010.


GMIB Plus I is identical to GMIB Plus III, with the following exceptions:


(1) The GMIB Plus I Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus I rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The Annual Increase Amount is limited to a maximum of 270% of your purchase payments or, if greater, 270% of the Annual Increase Amount as increased by the most recent Optional Step-Up.


(4) The payout rates described above under "Enhanced Payout Rates" do not apply to the GMIB Plus I rider.


(5) The rider charge for GMIB Plus I is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


For contracts issued with the GMIB Plus I rider on or before May 1, 2009, the
------------------------------------------------------------------------
following additional differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(3) The Annual Increase Amount is limited to a maximum of 190% of your Purchase Payments or, if greater, 190% of the Annual Increase Amount as increased by the most recent Optional Step-Up.

(4) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(5) The joint and last survivor Annuity Option under the GMIB Plus I is only available if the oldest Annuitant's attained age is 55 or older.

(6) The annuity rates for attained ages 85 to 90 are the same as those for attained age 84.

(7) Different investment allocation restrictions apply. (See
"Purchase -- Investment Allocation Restrictions for Certain Riders.")

(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


DESCRIPTION OF GMIB I


The GMIB I rider is no longer available for sale. GMIB I was available only for owners up through age 75, and you could only elect the GMIB I at the time you purchased the contract. GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.


The GMIB I rider is otherwise identical to the GMIB Plus I, with the following exceptions:


(1) The additional charge for GMIB I is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB I income base is calculated as described above for GMIB Plus I, except that:


      a. withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b. the annual increase rate is 6% per year through the contract anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and


      c. if total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:


   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee II rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and both you and your spouse are at least age 59 1/2 at the time of the first withdrawal), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, AND THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider or the GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or Benefit Base (for GWB I), as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first four years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDER) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed

Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals..


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday (or, for the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you take your first withdrawal during a Contract Year in which the younger spouse attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued prior to December 14, 2009, the second bullet item above
-----------------------------------------------
is replaced with the following: "if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63)."


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. If the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (6% if you take your first withdrawal during a Contract Year in which the younger spouse attains or will attain age 76 or older).


For contracts issued prior on or before December 11, 2009, if the Single Life
---------------------------------------------------------
version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); if the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).


If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate.


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2 (or, for the Joint Life version, if you take your first withdrawal before the date when both you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take your first withdrawal when both you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2). Therefore, you will be guaranteed income for life.


o The Withdrawal Rate used to calculate your Annual Benefit Payment varies depending on: (a) whether you have elected the Single Life or Joint Life version of LWG II, and (b) your age (or, for the Joint Life version, the age of the younger spouse) when you take your first withdrawal (see "Annual Benefit Payment" above).


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE WITHDRAWAL RATE (SEE "ANNUAL BENEFIT PAYMENT" ABOVE FOR HOW THE WITHDRAWAL RATE IS DETERMINED).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee II - 2. When Withdrawals Do Exceed the Annual Benefit Payment."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (because you elected the Single Life version of LWG II and took your first withdrawal before the Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) will attain age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal

Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. For a detailed description of the LWG II investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for Certain Riders." If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, your former spouse will not be eligible to receive payments under the LWG II rider. Furthermore, changing the primary Beneficiary under the contract terminates the LWG II rider. In order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1/2 at the time of the first withdrawal.


The Withdrawal Rate for the Joint Life version of LWG II may differ from the Withdrawal Rate for the Single Life version (see "Annual Benefit Payment" above). In addition, for contracts issued prior to December 14, 2009, the age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II (see "6% Compounding Income Amount" below).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner (or, for the Joint Life version, the primary Beneficiary) for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining

Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


6% COMPOUNDING INCOME AMOUNT. For contracts issued on or before December 11,
                              ----------------------------------------------
2009, if the Single Life version of the LWG II has been elected, beginning with
----
the contract anniversary following the date you reach age 63, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


If the Joint Life version of the LWG II has been elected, beginning with the contract anniversary following the date the younger spouse reaches age 66, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date the younger spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed above), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account

Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. By contrast, the Withdrawal Rate under the Lifetime Withdrawal Guarantee II varies depending on whether the Single Life or Joint Life version is elected and the age at which the first withdrawal is made. (See "Description of the Lifetime Withdrawal Guarantee II -- Annual Benefit Payment" above.)

AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


AGE AND OTHER PURCHASE REQUIREMENTS. You could only elect the Single Life version of the Lifetime Withdrawal Guarantee I rider if the Owner or oldest Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract was issued. You could only elect the Joint Life version of the Lifetime Withdrawal Guarantee I rider if: (1) the contract was owned by Joint Owners who are spouses and (2) both Joint Owners were at least 63 years old on the date the contract was issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version of the Lifetime Withdrawal Guarantee I rider could only be purchased with Non-Qualified Contracts.


TERMINATION. The Lifetime Withdrawal Guarantee I rider will not terminate upon a change of the primary Beneficiary.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio

   (b)        the American Funds(R) Balanced Allocation Portfolio

   (c)        the American Funds(R) Growth Allocation Portfolio

   (d)        the American Funds(R) Moderate Allocation Portfolio

   (e)        the AQR Global Risk Balanced Portfolio

   (f)        the BlackRock Global Tactical Strategies Portfolio

   (g)        the BlackRock Ultra-Short Term Bond Portfolio

   (h)        the Brighthouse Asset Allocation 20 Portfolio

   (i)        the Brighthouse Asset Allocation 40 Portfolio

   (j)        the Brighthouse Asset Allocation 60 Portfolio

   (k)        the Brighthouse Asset Allocation 80 Portfolio

   (l)        the Brighthouse Balanced Plus Portfolio

   (m)        the Fidelity Institutional Asset Management(R) Government Income
              Portfolio

   (n)        the Invesco Balanced-Risk Allocation Portfolio

   (o)        the JPMorgan Global Active Allocation Portfolio

   (p)        the MetLife Aggregate Bond Index Portfolio

   (q)        the MetLife Multi-Index Targeted Risk Portfolio

   (r)        the PanAgora Global Diversified Risk Portfolio

   (s)        the Schroders Global Multi-Asset Portfolio

   (t)        the SSGA Growth and Income ETF Portfolio

   (u)        the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;

o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT

ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we would charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of the cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

OPTIONAL RESET. Starting with the fifth contract anniversary (as long as it is prior to the Owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the Owner's 86th birthday.


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available Brighthouse Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider.

The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.


10. FEDERAL INCOME TAX STATUS


INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


NON-QUALIFIED CONTRACTS


This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."

ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f)  to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS AND TRANSFERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another

IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:


(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.


For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your

IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




11. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc.
(BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as First MetLife Investors Variable Annuity Account One. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" and the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your financial representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Additional Information


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information
(SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)





                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.178148         10.497446       2,093,982.9022
01/01/2013 to 12/31/2013        10.497446         11.459381       2,163,072.4015
01/01/2014 to 12/31/2014        11.459381         12.081996       2,106,237.1102
01/01/2015 to 12/31/2015        12.081996         11.935192       1,684,340.3656
01/01/2016 to 12/31/2016        11.935192         12.143818       1,553,221.3651
01/01/2017 to 12/31/2017        12.143818         13.552152       1,380,196.6109
--------------------------      ---------         ---------       --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996796          1.037539           4,075.6868
01/01/2015 to 12/31/2015         1.037539          1.009006          44,960.1686
01/01/2016 to 12/31/2016         1.009006          1.010776          44,161.3525
01/01/2017 to 12/31/2017         1.010776          1.146561         113,069.0529
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.008027          6.992356       1,053,299.4409
01/01/2009 to 12/31/2009         6.992356          8.881638       2,767,145.6000
01/01/2010 to 12/31/2010         8.881638          9.784098       3,720,125.5428
01/01/2011 to 12/31/2011         9.784098          9.405479       4,101,132.2448
01/01/2012 to 12/31/2012         9.405479         10.486500       4,149,652.8619
01/01/2013 to 12/31/2013        10.486500         12.208182       4,013,297.7611
01/01/2014 to 12/31/2014        12.208182         12.715716       3,754,606.3246
01/01/2015 to 12/31/2015        12.715716         12.400753       3,662,380.0831
01/01/2016 to 12/31/2016        12.400753         13.130747       2,955,651.2313
01/01/2017 to 12/31/2017        13.130747         15.071216       2,714,681.5805
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.998027          6.342282         998,875.0742
01/01/2009 to 12/31/2009         6.342282          8.349533       2,336,080.1400
01/01/2010 to 12/31/2010         8.349533          9.306378       2,491,652.8125
01/01/2011 to 12/31/2011         9.306378          8.708073       2,524,841.8000
01/01/2012 to 12/31/2012         8.708073          9.933828       2,401,832.0423
01/01/2013 to 12/31/2013         9.933828         12.206386       2,317,551.6617
01/01/2014 to 12/31/2014        12.206386         12.754435       2,198,147.3510
01/01/2015 to 12/31/2015        12.754435         12.432218       2,107,957.5872
01/01/2016 to 12/31/2016        12.432218         13.304348       1,910,847.0209
01/01/2017 to 12/31/2017        13.304348         15.857161       1,709,221.4846
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.988028          5.743791         140,615.4966
01/01/2009 to 12/31/2009         5.743791          7.835191         446,242.0000
01/01/2010 to 12/31/2010         7.835191          9.105799       1,154,990.0764
01/01/2011 to 12/31/2011         9.105799          8.532140         765,654.4995
01/01/2012 to 12/31/2012         8.532140          9.838177         971,594.4746
01/01/2013 to 12/31/2013         9.838177         12.540809         974,997.5463
01/01/2014 to 12/31/2014        12.540809         13.325075         912,984.4800
01/01/2015 to 12/31/2015        13.325075         13.936918         801,572.5436
01/01/2016 to 12/31/2016        13.936918         14.933854         751,865.9636
01/01/2017 to 12/31/2017        14.933854         18.760905         686,222.9089
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.018026          7.664231         422,581.5738
01/01/2009 to 12/31/2009         7.664231          9.288692       1,513,989.9200
01/01/2010 to 12/31/2010         9.288692         10.026861       2,225,207.5344
01/01/2011 to 12/31/2011        10.026861          9.867207       2,395,813.8270
01/01/2012 to 12/31/2012         9.867207         10.740633       2,292,794.6608
01/01/2013 to 12/31/2013        10.740633         11.975342       2,089,947.8708
01/01/2014 to 12/31/2014        11.975342         12.478537       1,922,409.0319
01/01/2015 to 12/31/2015        12.478537         12.166943       1,799,160.6579
01/01/2016 to 12/31/2016        12.166943         12.787964       1,666,539.8701
01/01/2017 to 12/31/2017        12.787964         14.188915       1,505,581.7388
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.107341         11.482334       2,435,473.5605
01/01/2013 to 12/31/2013        11.482334         10.895034       2,380,442.3656
01/01/2014 to 12/31/2014        10.895034         11.128446       2,201,933.3778
01/01/2015 to 12/31/2015        11.128446          9.883533       1,825,889.7256
01/01/2016 to 12/31/2016         9.883533         10.577105       1,491,366.1771
01/01/2017 to 12/31/2017        10.577105         11.407300       1,311,797.7131
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.934082         10.228279       4,038,666.0523
01/01/2013 to 12/31/2013        10.228279         11.081407       4,274,656.9657
01/01/2014 to 12/31/2014        11.081407         11.527592       3,937,429.3032
01/01/2015 to 12/31/2015        11.527592         11.309628       3,427,005.5533
01/01/2016 to 12/31/2016        11.309628         11.600120       2,833,524.7353
01/01/2017 to 12/31/2017        11.600120         12.910083       2,465,981.5805
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.046652         11.971652          22,570.8026
01/01/2009 to 12/31/2009        11.971652         17.243250          95,064.5100
01/01/2010 to 12/31/2010        17.243250         19.606939         125,534.9748
01/01/2011 to 12/31/2011        19.606939         19.709415         150,435.8857
01/01/2012 to 12/31/2012        19.709415         22.558187         146,253.6602
01/01/2013 to 12/31/2013        22.558187         24.223673         110,333.5954
01/01/2014 to 12/31/2014        24.223673         24.575543         101,889.1895
01/01/2015 to 12/31/2015        24.575543         23.160238          97,770.0415
01/01/2016 to 12/31/2016        23.160238         25.926754         105,637.2057
01/01/2017 to 12/31/2017        25.926754         27.441522          99,083.5207
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.065482          7.594535       1,209,711.4101
01/01/2009 to 12/31/2009         7.594535          9.894153       1,234,423.4500
01/01/2010 to 12/31/2010         9.894153         11.321306       1,336,442.2521
01/01/2011 to 12/31/2011        11.321306         10.477473       1,369,268.3545
01/01/2012 to 12/31/2012        10.477473         12.012329       1,331,507.5018
01/01/2013 to 12/31/2013        12.012329         15.279383       1,452,261.6082
01/01/2014 to 12/31/2014        15.279383         15.770441       1,349,874.3793
01/01/2015 to 12/31/2015        15.770441         15.178031       1,186,469.5555
01/01/2016 to 12/31/2016        15.178031         16.245697       1,128,506.3670
01/01/2017 to 12/31/2017        16.245697         19.616323         995,067.6085
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         9.960927         10.395119       3,300,785.9240
01/01/2013 to 12/31/2013        10.395119         11.675982       3,450,252.9467
01/01/2014 to 12/31/2014        11.675982         12.574137       3,506,191.1450
01/01/2015 to 12/31/2015        12.574137         11.845004       3,719,156.3102
01/01/2016 to 12/31/2016        11.845004         12.606873       3,539,066.1625
01/01/2017 to 12/31/2017        12.606873         14.652688       3,336,806.4432
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        17.008110         11.722197         229,872.9875
01/01/2009 to 12/31/2009        11.722197         14.558366         268,375.3300
01/01/2010 to 12/31/2010        14.558366         17.143934         289,700.2052
01/01/2011 to 12/31/2011        17.143934         15.325747         293,041.8617
01/01/2012 to 12/31/2012        15.325747         17.758225         265,123.1762
01/01/2013 to 12/31/2013        17.758225         23.100870         395,543.8018
01/01/2014 to 12/31/2014        23.100870         23.077950         385,604.0982
01/01/2015 to 12/31/2015        23.077950         21.440311         311,696.0333
01/01/2016 to 12/31/2016        21.440311         27.639680         269,641.0901
01/01/2017 to 12/31/2017        27.639680         30.324109         236,496.0990
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS
B))

01/01/2008 to 12/31/2008        14.021368          6.123445         235,289.5686
01/01/2009 to 12/31/2009         6.123445         10.160875         315,500.9800
01/01/2010 to 12/31/2010        10.160875         12.340627         375,091.4590
01/01/2011 to 12/31/2011        12.340627          9.853738         431,300.6062
01/01/2012 to 12/31/2012         9.853738         11.505677         436,650.0223
01/01/2013 to 12/31/2013        11.505677         10.737520         403,887.3624
01/01/2014 to 12/31/2014        10.737520          9.858227         410,886.4225
01/01/2015 to 12/31/2015         9.858227          8.344877         397,148.6705
01/01/2016 to 12/31/2016         8.344877          9.138735         365,318.1750
01/01/2017 to 12/31/2017         9.138735         11.518991         360,728.5069
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         9.997534         10.195084          13,039.1362
01/01/2011 to 12/31/2011        10.195084         10.214674          16,605.2996
01/01/2012 to 12/31/2012        10.214674         10.766904          20,440.6079
01/01/2013 to 12/31/2013        10.766904         10.980504          74,821.3038
01/01/2014 to 12/31/2014        10.980504         10.864003          85,837.0214
01/01/2015 to 12/31/2015        10.864003         10.581094          89,239.4900
01/01/2016 to 12/31/2016        10.581094         11.355595          69,472.3822
01/01/2017 to 12/31/2017        11.355595         11.563724          65,655.1648
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011          9.987535          9.740597       34,224.0457
01/01/2012 to 12/31/2012          9.740597          9.986641       68,778.0000
01/01/2013 to 12/31/2013          9.986641          9.922338      456,021.2880
01/01/2014 to 12/31/2014          9.922338          9.848415      446,432.9437
01/01/2015 to 12/31/2015          9.848415          9.612514      473,985.8588
01/01/2016 to 12/31/2016          9.612514          9.736865      434,386.2627
01/01/2017 to 12/31/2017          9.736865          9.690991      449,332.9853
--------------------------        --------          --------      ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009          9.998027         10.867960        6,196.9600
01/01/2010 to 12/31/2010         10.867960         12.119715       92,003.0206
01/01/2011 to 12/31/2011         12.119715         11.864590      145,445.0597
01/01/2012 to 12/31/2012         11.864590         13.316647       28,695.2821
01/01/2013 to 12/31/2013         13.316647         13.214774       26,080.3237
01/01/2014 to 12/31/2014         13.214774         13.127056       23,880.0385
01/01/2015 to 12/31/2015         13.127056         12.356527       24,713.6029
01/01/2016 to 12/31/2016         12.356527         12.242243       23,347.8335
01/01/2017 to 12/31/2017         12.242243         12.041259       24,081.8707
--------------------------       ---------         ---------      ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         16.064120          9.201824      141,437.7510
01/01/2009 to 12/31/2009          9.201824         12.176868      153,421.7600
01/01/2010 to 12/31/2010         12.176868         13.886119      177,489.4646
01/01/2011 to 12/31/2011         13.886119         12.876948      181,132.2023
01/01/2012 to 12/31/2012         12.876948         15.932812      161,485.6432
01/01/2013 to 12/31/2013         15.932812         16.203410      181,037.7744
01/01/2014 to 12/31/2014         16.203410         18.025806      153,063.5694
01/01/2015 to 12/31/2015         18.025806         17.456087      145,355.0369
01/01/2016 to 12/31/2016         17.456087         17.294568      136,770.6071
01/01/2017 to 12/31/2017         17.294568         18.812199      123,708.2546
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008          7.645002          4.576046      233,923.8710
01/01/2009 to 12/31/2009          4.576046          5.975843      244,106.7600
01/01/2010 to 12/31/2010          5.975843          7.265437      256,011.6899
01/01/2011 to 12/31/2011          7.265437          7.367833      419,830.6483
01/01/2012 to 12/31/2012          7.367833          8.574900      619,914.2660
01/01/2013 to 12/31/2013          8.574900         12.262580      812,234.8337
01/01/2014 to 12/31/2014         12.262580         14.319275      837,829.7975
01/01/2015 to 12/31/2015         14.319275         13.496115      863,619.3758
01/01/2016 to 12/31/2016         13.496115         13.610663      790,988.3806
01/01/2017 to 12/31/2017         13.610663         15.829482      685,054.2979
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        135.103915        138.571745        2,164.5092
01/01/2011 to 12/31/2011        138.571745        125.835311        3,461.0995
01/01/2012 to 12/31/2012        125.835311        151.404221        3,924.9175
01/01/2013 to 12/31/2013        151.404221        191.509486        5,945.6992
01/01/2014 to 04/25/2014        191.509486        199.169061            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         10.271927          4.578276      124,586.0941
01/01/2009 to 12/31/2009          4.578276          6.203956      162,325.8600
01/01/2010 to 12/31/2010          6.203956          6.540272      163,124.0540
01/01/2011 to 04/29/2011          6.540272          6.945274            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.183900          9.532418         198,216.5144
01/01/2009 to 12/31/2009         9.532418         12.386674         175,920.0400
01/01/2010 to 12/31/2010        12.386674         15.113932         174,699.9031
01/01/2011 to 12/31/2011        15.113932         13.910583         190,749.5557
01/01/2012 to 12/31/2012        13.910583         16.136315         184,279.8003
01/01/2013 to 12/31/2013        16.136315         21.023179         197,420.4713
01/01/2014 to 12/31/2014        21.023179         23.379678         184,154.8335
01/01/2015 to 12/31/2015        23.379678         20.868641         177,664.3727
01/01/2016 to 12/31/2016        20.868641         23.198484         153,941.7477
01/01/2017 to 12/31/2017        23.198484         25.244402         141,143.2458
--------------------------      ---------         ---------         ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.017716         11.041112         374,749.1157
01/01/2009 to 12/31/2009        11.041112         16.815186         354,626.1900
01/01/2010 to 12/31/2010        16.815186         19.227231         401,445.3646
01/01/2011 to 12/31/2011        19.227231         16.192619         442,147.2488
01/01/2012 to 12/31/2012        16.192619         20.554229         399,634.4315
01/01/2013 to 12/31/2013        20.554229         26.342855         378,099.8475
01/01/2014 to 12/31/2014        26.342855         24.374836         390,925.9100
01/01/2015 to 12/31/2015        24.374836         22.857379         381,893.6021
01/01/2016 to 12/31/2016        22.857379         24.285490         328,406.7645
01/01/2017 to 12/31/2017        24.285490         31.111778         317,985.7701
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010647          1.045112       1,558,601.1772
01/01/2013 to 12/31/2013         1.045112          1.045571       3,046,217.6109
01/01/2014 to 12/31/2014         1.045571          1.084229       2,276,858.2841
01/01/2015 to 12/31/2015         1.084229          1.020107       2,637,699.4075
01/01/2016 to 12/31/2016         1.020107          1.119301       2,491,838.7421
01/01/2017 to 12/31/2017         1.119301          1.209332       2,047,306.1426
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.404215          7.177860         299,172.4763
01/01/2009 to 12/31/2009         7.177860          8.923076         383,181.6600
01/01/2010 to 12/31/2010         8.923076         10.065751         298,191.9081
01/01/2011 to 12/31/2011        10.065751          9.739920         280,740.8644
01/01/2012 to 12/31/2012         9.739920         11.328525         263,941.2619
01/01/2013 to 12/31/2013        11.328525         15.064004         260,863.2930
01/01/2014 to 12/31/2014        15.064004         16.173046         247,196.9065
01/01/2015 to 12/31/2015        16.173046         14.936038         247,700.8377
01/01/2016 to 12/31/2016        14.936038         17.207145         197,126.7945
01/01/2017 to 12/31/2017        17.207145         19.946752         181,361.4919
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.637262          9.409582         162,587.4206
01/01/2009 to 12/31/2009         9.409582         12.367259         181,311.5600
01/01/2010 to 12/31/2010        12.367259         15.327193         182,468.6425
01/01/2011 to 12/31/2011        15.327193         14.891553         189,771.1456
01/01/2012 to 12/31/2012        14.891553         17.290758         239,777.2712
01/01/2013 to 12/31/2013        17.290758         23.805318         183,940.6220
01/01/2014 to 12/31/2014        23.805318         25.230252         172,681.9025
01/01/2015 to 12/31/2015        25.230252         24.356456         159,526.0533
01/01/2016 to 12/31/2016        24.356456         26.657372         149,972.4169
01/01/2017 to 12/31/2017        26.657372         32.816005         148,195.3710
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.009975         10.444963         436,636.5738
01/01/2014 to 12/31/2014        10.444963         10.781011         526,959.0934
01/01/2015 to 12/31/2015        10.781011         10.639824         543,162.4029
01/01/2016 to 12/31/2016        10.639824         10.683050         563,831.7055
01/01/2017 to 12/31/2017        10.683050         10.840479         530,422.0412
--------------------------      ---------         ---------         ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.038026          8.927771          36,174.0617
01/01/2009 to 12/31/2009         8.927771          9.831441         408,124.3100
01/01/2010 to 12/31/2010         9.831441         10.245177         402,353.7652
01/01/2011 to 12/31/2011        10.245177         10.645421         652,626.7535
01/01/2012 to 12/31/2012        10.645421         10.968482         524,064.9299
01/01/2013 to 04/26/2013        10.968482         10.939784               0.0000
--------------------------      ---------         ---------         ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012701          1.047153         887,391.9438
01/01/2013 to 12/31/2013         1.047153          1.141470       2,305,129.8404
01/01/2014 to 12/31/2014         1.141470          1.199313       2,456,694.8279
01/01/2015 to 12/31/2015         1.199313          1.188452       2,034,279.8130
01/01/2016 to 12/31/2016         1.188452          1.201136       1,700,118.7585
01/01/2017 to 12/31/2017         1.201136          1.376287       1,474,630.1771
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.947617          7.723640         142,144.5326
01/01/2009 to 12/31/2009         7.723640         10.682263         146,196.7800
01/01/2010 to 12/31/2010        10.682263         12.801388         175,117.0142
01/01/2011 to 12/31/2011        12.801388         12.387038         206,666.9600
01/01/2012 to 12/31/2012        12.387038         14.224693         376,630.2471
01/01/2013 to 12/31/2013        14.224693         16.363954         186,678.5878
01/01/2014 to 12/31/2014        16.363954         16.629275         189,561.7312
01/01/2015 to 12/31/2015        16.629275         16.533129         175,359.2143
01/01/2016 to 12/31/2016        16.533129         17.013925         160,464.7213
01/01/2017 to 12/31/2017        17.013925         20.549735         150,706.5122
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077631          1.123774         238,876.5308
01/01/2014 to 12/31/2014         1.123774          1.205943         711,779.1016
01/01/2015 to 12/31/2015         1.205943          1.170076       3,657,259.4289
01/01/2016 to 12/31/2016         1.170076          1.199325       3,584,533.5351
01/01/2017 to 12/31/2017         1.199325          1.361091       3,565,397.8666
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.454683          9.884817         448,534.6848
01/01/2009 to 12/31/2009         9.884817         12.779445         474,493.7700
01/01/2010 to 12/31/2010        12.779445         13.990078         453,991.3972
01/01/2011 to 12/31/2011        13.990078         12.274831         428,090.7762
01/01/2012 to 12/31/2012        12.274831         14.075937         405,570.9609
01/01/2013 to 12/31/2013        14.075937         16.489817         376,076.8250
01/01/2014 to 12/31/2014        16.489817         15.070088         355,653.0556
01/01/2015 to 12/31/2015        15.070088         14.538673         355,192.3200
01/01/2016 to 12/31/2016        14.538673         14.154316         328,932.1341
01/01/2017 to 12/31/2017        14.154316         17.816812         300,161.3427
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999754          1.032732               0.0000
01/01/2015 to 12/31/2015         1.032732          0.958753               0.0000
01/01/2016 to 12/31/2016         0.958753          1.046394          21,279.8631
01/01/2017 to 12/31/2017         1.046394          1.157256          31,697.2782
--------------------------       --------          --------          -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.905367         10.886879         328,323.5520
01/01/2009 to 12/31/2009        10.886879         12.622618         761,405.9900
01/01/2010 to 12/31/2010        12.622618         13.359664         936,902.8772
01/01/2011 to 12/31/2011        13.359664         14.583906       1,207,165.0781
01/01/2012 to 12/31/2012        14.583906         15.630297       1,158,101.6028
01/01/2013 to 12/31/2013        15.630297         13.927562         892,053.9913
01/01/2014 to 12/31/2014        13.927562         14.074860         827,015.6552
01/01/2015 to 12/31/2015        14.074860         13.393833         792,507.5801
01/01/2016 to 12/31/2016        13.393833         13.810534         692,407.7333
01/01/2017 to 12/31/2017        13.810534         14.035225         716,747.6108
--------------------------      ---------         ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.969788         12.790020         533,367.6289
01/01/2009 to 12/31/2009        12.790020         14.826672       1,338,864.5300
01/01/2010 to 12/31/2010        14.826672         15.752043       2,150,139.4637
01/01/2011 to 12/31/2011        15.752043         15.962182       2,403,413.8139
01/01/2012 to 12/31/2012        15.962182         17.129299       2,045,012.6922
01/01/2013 to 12/31/2013        17.129299         16.501480       1,976,212.7535
01/01/2014 to 12/31/2014        16.501480         16.886492       1,764,128.5662
01/01/2015 to 12/31/2015        16.886492         16.586082       1,644,337.7316
01/01/2016 to 12/31/2016        16.586082         16.715339       1,524,799.1777
01/01/2017 to 12/31/2017        16.715339         17.156877       1,551,331.4019
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.729226         10.865912         543,315.5563
01/01/2013 to 12/31/2013        10.865912         10.189740         421,108.7642
01/01/2014 to 12/31/2014        10.189740         10.764236         312,403.5294
01/01/2015 to 12/31/2015        10.764236         10.617679         327,330.1225
01/01/2016 to 12/31/2016        10.617679         10.565643         335,245.3430
01/01/2017 to 12/31/2017        10.565643         10.647479         294,917.0090
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.214980         10.723087          68,276.6162
01/01/2014 to 12/31/2014        10.723087         11.441855         145,048.1309
01/01/2015 to 12/31/2015        11.441855         11.097109         140,253.9685
01/01/2016 to 12/31/2016        11.097109         11.396794         109,458.8408
01/01/2017 to 12/31/2017        11.396794         13.037902         189,614.1199
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010679          1.065216         561,728.9895
01/01/2013 to 12/31/2013         1.065216          1.151996         938,508.5424
01/01/2014 to 12/31/2014         1.151996          1.219011       1,234,228.9109
01/01/2015 to 12/31/2015         1.219011          1.186739       1,614,286.4575
01/01/2016 to 12/31/2016         1.186739          1.231461       1,626,656.7604
01/01/2017 to 12/31/2017         1.231461          1.382471       1,421,414.6075
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.301144          8.460286           400.3308
01/01/2009 to 12/31/2009         8.460286         10.377335       221,270.6700
01/01/2010 to 12/31/2010        10.377335         11.439728       635,726.4534
01/01/2011 to 12/31/2011        11.439728         11.355300       873,238.9989
01/01/2012 to 12/31/2012        11.355300         12.584198       899,368.5774
01/01/2013 to 12/31/2013        12.584198         13.958021       807,604.3511
01/01/2014 to 12/31/2014        13.958021         14.505773       746,280.6149
01/01/2015 to 12/31/2015        14.505773         13.967291       895,125.6656
01/01/2016 to 12/31/2016        13.967291         14.511610       853,306.3955
01/01/2017 to 12/31/2017        14.511610         16.514029       861,484.2726
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.686099          7.756380           432.2105
01/01/2009 to 12/31/2009         7.756380          9.834791        98,224.4100
01/01/2010 to 12/31/2010         9.834791         11.026635       231,731.0340
01/01/2011 to 12/31/2011        11.026635         10.599738       326,261.8709
01/01/2012 to 12/31/2012        10.599738         11.974538       355,481.6773
01/01/2013 to 12/31/2013        11.974538         13.886441       358,812.0028
01/01/2014 to 12/31/2014        13.886441         14.372340       338,745.8405
01/01/2015 to 12/31/2015        14.372340         13.789705       298,910.3004
01/01/2016 to 12/31/2016        13.789705         14.475466       282,437.7459
01/01/2017 to 12/31/2017        14.475466         17.009871       270,884.5279
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        56.412293         35.274100       150,572.0930
01/01/2009 to 12/31/2009        35.274100         41.017004       154,287.7200
01/01/2010 to 12/31/2010        41.017004         47.141906       151,570.3908
01/01/2011 to 12/31/2011        47.141906         44.445719       151,053.3456
01/01/2012 to 12/31/2012        44.445719         51.496264       137,268.0459
01/01/2013 to 12/31/2013        51.496264         67.660932       131,908.9215
01/01/2014 to 12/31/2014        67.660932         75.279414       113,705.6572
01/01/2015 to 12/31/2015        75.279414         71.285095       110,790.2150
01/01/2016 to 12/31/2016        71.285095         81.176371       103,432.2283
01/01/2017 to 12/31/2017        81.176371         93.245806       101,813.6118
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.505627          5.624666       375,892.5435
01/01/2009 to 12/31/2009         5.624666          8.036369       487,719.8700
01/01/2010 to 12/31/2010         8.036369         10.078183       532,729.0912
01/01/2011 to 12/31/2011        10.078183          9.735655       549,081.3573
01/01/2012 to 12/31/2012         9.735655         10.869334       810,517.3895
01/01/2013 to 12/31/2013        10.869334         14.580492       727,240.1369
01/01/2014 to 12/31/2014        14.580492         16.149772       678,737.2611
01/01/2015 to 12/31/2015        16.149772         16.920211       606,825.7572
01/01/2016 to 12/31/2016        16.920211         17.651325       554,399.3953
01/01/2017 to 12/31/2017        17.651325         21.627224       501,900.2124
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        24.701441         16.230660           9,332.2884
01/01/2009 to 12/31/2009        16.230660         20.170985          51,094.6300
01/01/2010 to 12/31/2010        20.170985         24.868818          80,089.6337
01/01/2011 to 12/31/2011        24.868818         23.522724          88,744.5715
01/01/2012 to 12/31/2012        23.522724         26.496199          78,704.6115
01/01/2013 to 12/31/2013        26.496199         33.910186          64,121.9292
01/01/2014 to 12/31/2014        33.910186         36.516974          62,438.3972
01/01/2015 to 12/31/2015        36.516974         32.644245          61,112.4907
01/01/2016 to 12/31/2016        32.644245         37.032845          58,510.7615
01/01/2017 to 12/31/2017        37.032845         39.820499          53,686.7961
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.591377         14.875007         209,432.9522
01/01/2014 to 12/31/2014        14.875007         14.121177         199,720.4201
01/01/2015 to 12/31/2015        14.121177         13.568265         194,879.7020
01/01/2016 to 12/31/2016        13.568265         13.999304         191,218.0971
01/01/2017 to 12/31/2017        13.999304         18.547795         152,203.8292
--------------------------      ---------         ---------         ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.088023          6.038254         112,874.2566
01/01/2009 to 12/31/2009         6.038254          8.454436         224,834.4100
01/01/2010 to 12/31/2010         8.454436          8.876070         307,807.4315
01/01/2011 to 12/31/2011         8.876070          7.472605         386,252.3170
01/01/2012 to 12/31/2012         7.472605          8.618659         353,598.1835
01/01/2013 to 04/26/2013         8.618659          8.927398               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.439815         10.519575         793,199.3838
01/01/2009 to 12/31/2009        10.519575         10.358072       1,025,325.9100
01/01/2010 to 12/31/2010        10.358072         10.173286         845,908.4198
01/01/2011 to 12/31/2011        10.173286          9.992289       1,269,776.3444
01/01/2012 to 12/31/2012         9.992289          9.813061         801,494.1367
01/01/2013 to 12/31/2013         9.813061          9.637997         769,596.1508
01/01/2014 to 12/31/2014         9.637997          9.466058         699,057.8839
01/01/2015 to 12/31/2015         9.466058          9.297185         493,720.2646
01/01/2016 to 12/31/2016         9.297185          9.141565         739,051.8475
01/01/2017 to 12/31/2017         9.141565          9.035909         646,230.4400
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.453089         13.682515         221,477.6474
01/01/2015 to 12/31/2015        13.682515         13.359733         112,542.2088
01/01/2016 to 12/31/2016        13.359733         13.715825         144,749.1078
01/01/2017 to 12/31/2017        13.715825         14.405732          87,478.1758
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.508762          8.968693       1,156,920.9104
01/01/2009 to 12/31/2009         8.968693         10.826616       2,002,594.9100
01/01/2010 to 12/31/2010        10.826616         11.792861       2,318,169.2964
01/01/2011 to 12/31/2011        11.792861         11.788574       3,510,889.3265
01/01/2012 to 12/31/2012        11.788574         12.840462       3,529,916.2348
01/01/2013 to 12/31/2013        12.840462         13.756466       2,668,087.1699
01/01/2014 to 04/25/2014        13.756466         13.852173               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.001131          8.672324       2,397,692.7278
01/01/2009 to 12/31/2009         8.672324         10.739578       3,151,374.5600
01/01/2010 to 12/31/2010        10.739578         11.855988       4,458,769.7193
01/01/2011 to 12/31/2011        11.855988         11.631326       4,725,900.4726
01/01/2012 to 12/31/2012        11.631326         12.838561       4,570,484.6304
01/01/2013 to 12/31/2013        12.838561         14.403353       4,424,752.5194
01/01/2014 to 04/25/2014        14.403353         14.448906               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.036313         14.390080       6,157,991.7590
01/01/2015 to 12/31/2015        14.390080         13.981661       5,143,383.4709
01/01/2016 to 12/31/2016        13.981661         14.568240       4,756,208.3968
01/01/2017 to 12/31/2017        14.568240         15.831892       3,966,386.7331
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.383127          8.277530       5,592,467.5472
01/01/2009 to 12/31/2009         8.277530         10.433553       6,888,897.2600
01/01/2010 to 12/31/2010        10.433553         11.639689       8,665,658.3738
01/01/2011 to 12/31/2011        11.639689         11.237801       8,951,697.6038
01/01/2012 to 12/31/2012        11.237801         12.573811       8,575,041.2148
01/01/2013 to 12/31/2013        12.573811         14.747678       7,989,347.3742
01/01/2014 to 04/25/2014        14.747678         14.749798               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.434587         14.910526       7,993,799.5486
01/01/2015 to 12/31/2015        14.910526         14.458852       7,116,766.6308
01/01/2016 to 12/31/2016        14.458852         15.209943       6,454,168.5542
01/01/2017 to 12/31/2017        15.209943         17.140160       5,867,506.7686
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.034100          7.953419       6,122,194.6529
01/01/2009 to 12/31/2009         7.953419         10.162676       6,744,177.9300
01/01/2010 to 12/31/2010        10.162676         11.527582       6,736,088.0935
01/01/2011 to 12/31/2011        11.527582         10.883780       6,560,061.0536
01/01/2012 to 12/31/2012        10.883780         12.368927       6,311,366.4411
01/01/2013 to 12/31/2013        12.368927         15.296509       6,577,951.3336
01/01/2014 to 04/25/2014        15.296509         15.215505               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.998027          7.014269         249,145.3127
01/01/2009 to 12/31/2009         7.014269          8.856104         715,460.6700
01/01/2010 to 12/31/2010         8.856104          9.571990         774,451.6612
01/01/2011 to 12/31/2011         9.571990          9.236064         750,767.8937
01/01/2012 to 12/31/2012         9.236064         10.532994         681,382.8758
01/01/2013 to 04/26/2013        10.532994         11.324926               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.408551         14.969507       6,208,735.5670
01/01/2015 to 12/31/2015        14.969507         14.453064       6,075,120.9867
01/01/2016 to 12/31/2016        14.453064         15.350843       5,523,764.5600
01/01/2017 to 12/31/2017        15.350843         17.966920       4,994,745.1747
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.131145          8.533693         164,064.9336
01/01/2009 to 12/31/2009         8.533693         11.834451         154,888.5200
01/01/2010 to 12/31/2010        11.834451         13.339080         160,625.2920
01/01/2011 to 12/31/2011        13.339080         13.951958         157,147.4425
01/01/2012 to 12/31/2012        13.951958         15.288669         150,945.7771
01/01/2013 to 12/31/2013        15.288669         20.498259         145,939.0561
01/01/2014 to 12/31/2014        20.498259         20.469564         132,059.3174
01/01/2015 to 12/31/2015        20.469564         18.161276         125,547.1430
01/01/2016 to 12/31/2016        18.161276         21.877849         117,440.8023
01/01/2017 to 12/31/2017        21.877849         24.183224         103,095.3941
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008        10.064543         10.129022               0.0000
01/01/2009 to 12/31/2009        10.129022         14.197922           6,084.4900
01/01/2010 to 12/31/2010        14.197922         17.094897          17,750.1695
01/01/2011 to 12/31/2011        17.094897         14.061559          24,896.1732
01/01/2012 to 12/31/2012        14.061559         16.281954          19,021.0035
01/01/2013 to 12/31/2013        16.281954         20.405601          23,893.2320
01/01/2014 to 12/31/2014        20.405601         18.699838          26,126.0389
01/01/2015 to 12/31/2015        18.699838         19.423236          30,145.8548
01/01/2016 to 12/31/2016        19.423236         20.188248          24,071.7557
01/01/2017 to 12/31/2017        20.188248         25.866578          23,745.9863
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        21.749126         22.078608          46,939.0664
01/01/2017 to 12/31/2017        22.078608         25.764862          48,450.7489
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        12.604707         15.412194           4,804.7700
01/01/2010 to 12/31/2010        15.412194         17.548973           8,976.2256
01/01/2011 to 12/31/2011        17.548973         16.396759          21,995.7415
01/01/2012 to 12/31/2012        16.396759         17.773798          26,838.9301
01/01/2013 to 12/31/2013        17.773798         23.167563          24,918.3094
01/01/2014 to 12/31/2014        23.167563         25.241683          25,462.4229
01/01/2015 to 12/31/2015        25.241683         24.729244          21,497.0540
01/01/2016 to 04/29/2016        24.729244         24.850964               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.630624          8.699080         758,497.2103
01/01/2009 to 12/31/2009         8.699080         11.263222         869,426.3200
01/01/2010 to 12/31/2010        11.263222         12.369630         988,566.2802
01/01/2011 to 12/31/2011        12.369630         11.641659       1,011,730.6986
01/01/2012 to 12/31/2012        11.641659         12.885091         950,277.5952
01/01/2013 to 12/31/2013        12.885091         16.898436         862,396.1688
01/01/2014 to 12/31/2014        16.898436         18.330797         784,039.2342
01/01/2015 to 12/31/2015        18.330797         18.411859         721,017.1527
01/01/2016 to 12/31/2016        18.411859         19.376793         632,881.3683
01/01/2017 to 12/31/2017        19.376793         22.632977         571,172.7650
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.489942         17.226997       104,959.7195
01/01/2014 to 12/31/2014        17.226997         18.759852       100,082.6764
01/01/2015 to 12/31/2015        18.759852         18.905012        89,294.7471
01/01/2016 to 12/31/2016        18.905012         19.525432        75,843.8349
01/01/2017 to 12/31/2017        19.525432         23.960265        64,046.0939
--------------------------      ---------         ---------       ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.401303          7.820092        89,881.4545
01/01/2009 to 12/31/2009         7.820092         11.303161       104,379.8300
01/01/2010 to 12/31/2010        11.303161         14.117238       111,519.0447
01/01/2011 to 12/31/2011        14.117238         12.830735       120,368.8955
01/01/2012 to 12/31/2012        12.830735         13.359163       114,886.1979
01/01/2013 to 04/26/2013        13.359163         14.396828             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.736327          7.936920       368,311.5772
01/01/2009 to 12/31/2009         7.936920         10.879438       434,802.8100
01/01/2010 to 12/31/2010        10.879438         11.894387       461,580.1896
01/01/2011 to 12/31/2011        11.894387         11.708536       430,002.4357
01/01/2012 to 12/31/2012        11.708536         13.287480       492,148.5559
01/01/2013 to 12/31/2013        13.287480         17.844249       484,571.1445
01/01/2014 to 12/31/2014        17.844249         19.058273       433,207.8481
01/01/2015 to 12/31/2015        19.058273         20.691121       380,968.6759
01/01/2016 to 12/31/2016        20.691121         20.295634       365,295.8564
01/01/2017 to 12/31/2017        20.295634         27.308289       323,202.0921
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.977183          5.702159        55,067.1706
01/01/2009 to 12/31/2009         5.702159          6.902598        82,894.0200
01/01/2010 to 12/31/2010         6.902598          7.822517        91,980.0776
01/01/2011 to 12/31/2011         7.822517          7.388228        92,351.3319
01/01/2012 to 12/31/2012         7.388228          8.175281        90,207.3137
01/01/2013 to 04/26/2013         8.175281          8.774528             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.043168          5.332099       240,142.6166
01/01/2009 to 12/31/2009         5.332099          7.525685       226,680.7100
01/01/2010 to 12/31/2010         7.525685          8.086054       201,308.1991
01/01/2011 to 12/31/2011         8.086054          7.832451       183,067.1810
01/01/2012 to 04/27/2012         7.832451          8.800013             0.0000
--------------------------      ---------         ---------       ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/01/2009 to 12/31/2009        13.813225         14.272032        64,774.8200
01/01/2010 to 12/31/2010        14.272032         14.809536        85,347.7523
01/01/2011 to 12/31/2011        14.809536         15.586135       172,783.1673
01/01/2012 to 12/31/2012        15.586135         15.855089       139,099.8399
01/01/2013 to 12/31/2013        15.855089         15.171972        74,893.2498
01/01/2014 to 12/31/2014        15.171972         15.714905       104,832.5930
01/01/2015 to 12/31/2015        15.714905         15.425862        87,396.1547
01/01/2016 to 12/31/2016        15.425862         15.466796       111,518.9431
01/01/2017 to 12/31/2017        15.466796         15.637896       110,110.0224
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.695786         13.296994        18,639.2400
01/01/2010 to 12/31/2010        13.296994         16.444869        28,684.3779
01/01/2011 to 12/31/2011        16.444869         15.790359        38,888.9993
01/01/2012 to 12/31/2012        15.790359         18.184822        37,567.8496
01/01/2013 to 12/31/2013        18.184822         23.710385        39,509.1911
01/01/2014 to 12/31/2014        23.710385         25.432717        41,717.3134
01/01/2015 to 12/31/2015        25.432717         24.310190        50,689.4417
01/01/2016 to 12/31/2016        24.310190         28.671634        43,742.3770
01/01/2017 to 12/31/2017        28.671634         32.555673        49,032.0208
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.848886         11.373048        13,107.6500
01/01/2010 to 12/31/2010        11.373048         12.037580        45,480.3547
01/01/2011 to 12/31/2011        12.037580         10.327221        51,740.3456
01/01/2012 to 12/31/2012        10.327221         11.961547        51,412.3752
01/01/2013 to 12/31/2013        11.961547         14.266681        48,708.3471
01/01/2014 to 12/31/2014        14.266681         13.125095        60,079.1378
01/01/2015 to 12/31/2015        13.125095         12.721950        54,498.6340
01/01/2016 to 12/31/2016        12.721950         12.616036        58,955.5923
01/01/2017 to 12/31/2017        12.616036         15.433067        78,130.5483
--------------------------      ---------         ---------        -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        10.969103         13.465685         9,843.6100
01/01/2010 to 12/31/2010        13.465685         16.736517        29,015.0172
01/01/2011 to 12/31/2011        16.736517         15.727087        35,946.3647
01/01/2012 to 12/31/2012        15.727087         17.907911        42,277.3969
01/01/2013 to 12/31/2013        17.907911         24.293548        45,200.4306
01/01/2014 to 12/31/2014        24.293548         24.988752        55,062.5462
01/01/2015 to 12/31/2015        24.988752         23.429556        54,385.1766
01/01/2016 to 12/31/2016        23.429556         27.826941        43,258.3917
01/01/2017 to 12/31/2017        27.826941         31.240082        42,028.5167
--------------------------      ---------         ---------        -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.424435          8.273378       332,337.8518
01/01/2009 to 12/31/2009         8.273378         10.234088       346,191.6600
01/01/2010 to 12/31/2010        10.234088         11.510447       370,136.6356
01/01/2011 to 12/31/2011        11.510447         11.492700       364,952.2498
01/01/2012 to 12/31/2012        11.492700         13.030657       303,641.9255
01/01/2013 to 12/31/2013        13.030657         16.858533       371,734.3409
01/01/2014 to 12/31/2014        16.858533         18.730418       360,852.0887
01/01/2015 to 12/31/2015        18.730418         18.568010       264,816.7071
01/01/2016 to 12/31/2016        18.568010         20.316679       278,030.1178
01/01/2017 to 12/31/2017        20.316679         24.197045       282,900.1224
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.811965         20.756199       129,233.7603
01/01/2014 to 12/31/2014        20.756199         22.539090       166,692.4695
01/01/2015 to 12/31/2015        22.539090         22.056313       168,045.1130
01/01/2016 to 12/31/2016        22.056313         24.716370       162,446.7805
01/01/2017 to 12/31/2017        24.716370         28.545114       150,571.7939
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998027          6.581951        16,170.8453
01/01/2009 to 12/31/2009         6.581951          8.073191       148,433.7100
01/01/2010 to 12/31/2010         8.073191          8.803303       228,063.3366
01/01/2011 to 12/31/2011         8.803303          8.599289       259,249.7696
01/01/2012 to 12/31/2012         8.599289          9.620356       224,585.0002
01/01/2013 to 04/26/2013         9.620356         10.524851             0.0000
--------------------------       --------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.068260         23.747926       119,505.2549
01/01/2014 to 12/31/2014        23.747926         23.254168       109,502.6963
01/01/2015 to 12/31/2015        23.254168         22.926111        94,216.8883
01/01/2016 to 12/31/2016        22.926111         26.659045        84,634.7442
01/01/2017 to 12/31/2017        26.659045         30.240358        75,566.9975
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.297171          9.269262       177,663.6482
01/01/2009 to 12/31/2009         9.269262         12.450655       206,346.6400
01/01/2010 to 12/31/2010        12.450655         15.024065       181,642.0882
01/01/2011 to 12/31/2011        15.024065         13.977994       178,436.4345
01/01/2012 to 12/31/2012        13.977994         14.452926       167,787.7448
01/01/2013 to 04/26/2013        14.452926         15.651038             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.444247         20.707934       166,484.6595
01/01/2014 to 12/31/2014        20.707934         22.133589       176,174.0102
01/01/2015 to 12/31/2015        22.133589         24.024065       207,625.1577
01/01/2016 to 12/31/2016        24.024065         23.956932       194,069.6210
01/01/2017 to 12/31/2017        23.956932         31.408174       180,375.0546
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         6.229901          3.398616       217,753.4179
01/01/2009 to 12/31/2009         3.398616          5.306594       280,420.8400
01/01/2010 to 12/31/2010         5.306594          6.655218       362,848.6249
01/01/2011 to 12/31/2011         6.655218          5.889901       421,512.8825
01/01/2012 to 12/31/2012         5.889901          6.485249       413,789.1663
01/01/2013 to 04/26/2013         6.485249          6.773144             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.603814         14.718034        29,585.9300
01/01/2010 to 12/31/2010        14.718034         18.651343       169,126.0623
01/01/2011 to 12/31/2011        18.651343         15.264514       100,967.4669
01/01/2012 to 12/31/2012        15.264514         15.377272       110,787.5642
01/01/2013 to 12/31/2013        15.377272         16.727253        68,924.5753
01/01/2014 to 12/31/2014        16.727253         13.336181        74,110.8328
01/01/2015 to 12/31/2015        13.336181          8.807343        92,814.3262
01/01/2016 to 12/31/2016         8.807343         12.433905        79,949.3711
01/01/2017 to 12/31/2017        12.433905         12.122223        89,389.3962
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        27.518509         28.467128       174,530.6987
01/01/2017 to 12/31/2017        28.467128         30.178689       150,084.4596
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     18.919602         15.124411          178,671.4962
01/01/2009 to 12/31/2009     15.124411         20.317210          213,352.3800
01/01/2010 to 12/31/2010     20.317210         22.542192          228,658.2640
01/01/2011 to 12/31/2011     22.542192         23.128254          219,893.8399
01/01/2012 to 12/31/2012     23.128254         25.654361          214,780.1153
01/01/2013 to 12/31/2013     25.654361         27.207186          201,400.9415
01/01/2014 to 12/31/2014     27.207186         28.012247          182,924.3744
01/01/2015 to 12/31/2015     28.012247         26.914264          172,861.8385
01/01/2016 to 04/29/2016     26.914264         27.695839                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     28.080394         29.073825           25,841.5303
01/01/2017 to 12/31/2017     29.073825         30.836944           20,816.4316
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     11.733980         12.292535          300,739.3689
01/01/2011 to 12/31/2011     12.292535         12.491238           73,904.8937
01/01/2012 to 12/31/2012     12.491238         13.672498           61,376.5128
01/01/2013 to 12/31/2013     13.672498         13.618052           64,019.2717
01/01/2014 to 12/31/2014     13.618052         13.969333           77,835.6827
01/01/2015 to 12/31/2015     13.969333         13.520174           62,667.7243
01/01/2016 to 04/29/2016     13.520174         13.837231                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     15.742695         15.378827          166,029.7365
01/01/2009 to 12/31/2009     15.378827         15.720806          245,261.8800
01/01/2010 to 12/31/2010     15.720806         16.288453          209,021.9079
01/01/2011 to 12/31/2011     16.288453         16.841092          268,944.0108
01/01/2012 to 12/31/2012     16.841092         17.043155          254,635.0206
01/01/2013 to 12/31/2013     17.043155         16.587579          200,804.5790
01/01/2014 to 12/31/2014     16.587579         16.707126          195,468.5770
01/01/2015 to 12/31/2015     16.707126         16.459462          181,040.5173
01/01/2016 to 12/31/2016     16.459462         16.330939          181,832.4746
01/01/2017 to 12/31/2017     16.330939         16.309229          178,384.3189

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.198697         10.532766       1,845,581.3520
01/01/2013 to 12/31/2013        10.532766         11.520955       1,922,115.2669
01/01/2014 to 12/31/2014        11.520955         12.171233       1,813,569.0144
01/01/2015 to 12/31/2015        12.171233         12.047422       1,658,247.6091
01/01/2016 to 12/31/2016        12.047422         12.282548       1,553,831.7663
01/01/2017 to 12/31/2017        12.282548         13.734327       1,388,620.7615
--------------------------      ---------         ---------       --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996823          1.038973         103,589.6716
01/01/2015 to 12/31/2015         1.038973          1.012423         257,008.4638
01/01/2016 to 12/31/2016         1.012423          1.016230         259,670.8437
01/01/2017 to 12/31/2017         1.016230          1.155048         320,170.3352
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.008246          7.002006       1,050,523.7152
01/01/2009 to 12/31/2009         7.002006          8.911697       2,542,058.9500
01/01/2010 to 12/31/2010         8.911697          9.836852       3,774,031.1524
01/01/2011 to 12/31/2011         9.836852          9.475085       4,291,432.4986
01/01/2012 to 12/31/2012         9.475085         10.585364       4,037,602.5993
01/01/2013 to 12/31/2013        10.585364         12.347940       4,099,671.7183
01/01/2014 to 12/31/2014        12.347940         12.887037       3,850,449.2433
01/01/2015 to 12/31/2015        12.887037         12.593002       3,551,027.7166
01/01/2016 to 12/31/2016        12.593002         13.361005       3,225,553.5123
01/01/2017 to 12/31/2017        13.361005         15.366105       2,908,282.6889
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.998247          6.351043         950,682.0557
01/01/2009 to 12/31/2009         6.351043          8.377803       1,903,235.9100
01/01/2010 to 12/31/2010         8.377803          9.356566       2,062,989.3547
01/01/2011 to 12/31/2011         9.356566          8.772532       2,102,886.8724
01/01/2012 to 12/31/2012         8.772532         10.027496       1,982,502.2891
01/01/2013 to 12/31/2013        10.027496         12.346139       1,851,845.6812
01/01/2014 to 12/31/2014        12.346139         12.926295       1,708,429.2231
01/01/2015 to 12/31/2015        12.926295         12.624971       1,614,788.1552
01/01/2016 to 12/31/2016        12.624971         13.537668       1,569,741.3117
01/01/2017 to 12/31/2017        13.537668         16.167443       1,767,981.0121
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.988247          5.751733         269,224.2789
01/01/2009 to 12/31/2009         5.751733          7.861733         712,977.8700
01/01/2010 to 12/31/2010         7.861733          9.154919       1,094,026.5361
01/01/2011 to 12/31/2011         9.154919          8.595309       1,344,515.0553
01/01/2012 to 12/31/2012         8.595309          9.930956       1,194,008.8336
01/01/2013 to 12/31/2013         9.930956         12.684406       1,015,882.4198
01/01/2014 to 12/31/2014        12.684406         13.504638         688,422.2148
01/01/2015 to 12/31/2015        13.504638         14.153010         601,920.5278
01/01/2016 to 12/31/2016        14.153010         15.195759         490,703.2406
01/01/2017 to 12/31/2017        15.195759         19.128010         432,787.9062
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.018246          7.674799         493,051.6788
01/01/2009 to 12/31/2009         7.674799          9.320117       1,641,627.2200
01/01/2010 to 12/31/2010         9.320117         10.080914       2,288,339.5629
01/01/2011 to 12/31/2011        10.080914          9.940216       2,636,644.5223
01/01/2012 to 12/31/2012         9.940216         10.841879       2,590,866.7994
01/01/2013 to 12/31/2013        10.841879         12.112423       2,379,435.5479
01/01/2014 to 12/31/2014        12.112423         12.646648       2,104,208.9805
01/01/2015 to 12/31/2015        12.646648         12.355551       1,957,894.9733
01/01/2016 to 12/31/2016        12.355551         13.012197       1,851,864.9112
01/01/2017 to 12/31/2017        13.012197         14.466527       1,651,334.1043
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.130359         11.521583       2,333,873.7994
01/01/2013 to 12/31/2013        11.521583         10.954170       1,923,354.9837
01/01/2014 to 12/31/2014        10.954170         11.211254       1,803,967.0510
01/01/2015 to 12/31/2015        11.211254          9.977033       1,442,436.3994
01/01/2016 to 12/31/2016         9.977033         10.698538       1,272,166.7775
01/01/2017 to 12/31/2017        10.698538         11.561296       1,101,452.9086
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.954140         10.262698       3,262,778.8453
01/01/2013 to 12/31/2013        10.262698         11.140953       3,455,195.7467
01/01/2014 to 12/31/2014        11.140953         11.612740       3,367,024.6781
01/01/2015 to 12/31/2015        11.612740         11.415986       3,121,350.9291
01/01/2016 to 12/31/2016        11.415986         11.732651       2,813,754.3242
01/01/2017 to 12/31/2017        11.732651         13.083641       2,501,219.3263
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.425532         12.270938          12,054.4006
01/01/2009 to 12/31/2009        12.270938         17.709663         103,415.9900
01/01/2010 to 12/31/2010        17.709663         20.177578         175,963.4708
01/01/2011 to 12/31/2011        20.177578         20.323542         212,336.0903
01/01/2012 to 12/31/2012        20.323542         23.307882         203,457.5504
01/01/2013 to 12/31/2013        23.307882         25.078819         162,701.3025
01/01/2014 to 12/31/2014        25.078819         25.494051         155,762.3475
01/01/2015 to 12/31/2015        25.494051         24.073973         188,356.7323
01/01/2016 to 12/31/2016        24.073973         27.003572         165,638.7150
01/01/2017 to 12/31/2017        27.003572         28.638306         152,408.3220
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.148279          7.658055         615,562.9444
01/01/2009 to 12/31/2009         7.658055          9.996887         603,469.2800
01/01/2010 to 12/31/2010         9.996887         11.461735         878,206.9195
01/01/2011 to 12/31/2011        11.461735         10.628642       1,142,277.0532
01/01/2012 to 12/31/2012        10.628642         12.210162       1,070,917.6956
01/01/2013 to 12/31/2013        12.210162         15.562098       1,003,466.7128
01/01/2014 to 12/31/2014        15.562098         16.094408         976,529.0955
01/01/2015 to 12/31/2015        16.094408         15.520856         898,403.1297
01/01/2016 to 12/31/2016        15.520856         16.645894         853,141.2595
01/01/2017 to 12/31/2017        16.645894         20.139654         738,351.1652
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         9.981038         10.430094      3,112,615.6854
01/01/2013 to 12/31/2013        10.430094         11.738718      3,583,803.7247
01/01/2014 to 12/31/2014        11.738718         12.667006      3,284,814.3925
01/01/2015 to 12/31/2015        12.667006         11.956388      3,260,530.8171
01/01/2016 to 12/31/2016        11.956388         12.750893      3,051,165.5258
01/01/2017 to 12/31/2017        12.750893         14.849650      2,801,110.1298
--------------------------      ---------         ---------      --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        17.236545         11.903543        241,843.3794
01/01/2009 to 12/31/2009        11.903543         14.813199        277,224.1700
01/01/2010 to 12/31/2010        14.813199         17.478914        285,138.2241
01/01/2011 to 12/31/2011        17.478914         15.656440        262,633.5484
01/01/2012 to 12/31/2012        15.656440         18.177905        240,951.5194
01/01/2013 to 12/31/2013        18.177905         23.694123        227,742.2052
01/01/2014 to 12/31/2014        23.694123         23.718022        211,742.6241
01/01/2015 to 12/31/2015        23.718022         22.079104        194,257.2078
01/01/2016 to 12/31/2016        22.079104         28.520132        163,890.0948
01/01/2017 to 12/31/2017        28.520132         31.352531        151,787.9990
--------------------------      ---------         ---------      --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        14.068459          6.156400        223,508.4997
01/01/2009 to 12/31/2009         6.156400         10.236000        284,706.9100
01/01/2010 to 12/31/2010        10.236000         12.456715        454,052.5988
01/01/2011 to 12/31/2011        12.456715          9.966333        558,034.5419
01/01/2012 to 12/31/2012         9.966333         11.660563        466,500.5315
01/01/2013 to 12/31/2013        11.660563         10.903862        452,640.4430
01/01/2014 to 12/31/2014        10.903862         10.031008        468,185.0236
01/01/2015 to 12/31/2015        10.031008          8.508161        578,090.8443
01/01/2016 to 12/31/2016         8.508161          9.336201        508,846.7432
01/01/2017 to 12/31/2017         9.336201         11.791357        467,945.3730
--------------------------      ---------         ---------      --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON
VANCE FLOATING RATE SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         9.997808         10.208891         26,504.7791
01/01/2011 to 12/31/2011        10.208891         10.248932         72,180.4264
01/01/2012 to 12/31/2012        10.248932         10.824756         81,489.9582
01/01/2013 to 12/31/2013        10.824756         11.061605        186,476.1946
01/01/2014 to 12/31/2014        11.061605         10.966157        211,282.5040
01/01/2015 to 12/31/2015        10.966157         10.701976        195,325.7074
01/01/2016 to 12/31/2016        10.701976         11.508315        185,347.2568
01/01/2017 to 12/31/2017        11.508315         11.742641        165,616.4103
--------------------------      ---------         ---------      --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.987809          9.753794         37,183.5212
01/01/2012 to 12/31/2012         9.753794         10.020301         58,136.5523
01/01/2013 to 12/31/2013        10.020301          9.975715        320,862.1165
01/01/2014 to 12/31/2014         9.975715          9.921220        388,213.2182
01/01/2015 to 12/31/2015         9.921220          9.702965        457,633.5966
01/01/2016 to 12/31/2016         9.702965          9.848164        479,751.9689
01/01/2017 to 12/31/2017         9.848164          9.821338        443,054.8460
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009          9.998247         10.882555        4,242.5300
01/01/2010 to 12/31/2010         10.882555         12.160270       93,176.0214
01/01/2011 to 12/31/2011         12.160270         11.928070       85,239.8173
01/01/2012 to 12/31/2012         11.928070         13.414839      175,210.2113
01/01/2013 to 12/31/2013         13.414839         13.338870       79,337.4497
01/01/2014 to 12/31/2014         13.338870         13.276865       58,300.9684
01/01/2015 to 12/31/2015         13.276865         12.522582       46,621.9683
01/01/2016 to 12/31/2016         12.522582         12.431603       54,873.2519
01/01/2017 to 12/31/2017         12.431603         12.251928       52,042.3457
--------------------------       ---------         ---------      ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         16.182460          9.288287       64,191.8177
01/01/2009 to 12/31/2009          9.288287         12.315905       72,382.7700
01/01/2010 to 12/31/2010         12.315905         14.072750       91,826.0722
01/01/2011 to 12/31/2011         14.072750         13.076104      113,388.9036
01/01/2012 to 12/31/2012         13.076104         16.211779      105,634.9231
01/01/2013 to 12/31/2013         16.211779         16.520134      120,497.6141
01/01/2014 to 12/31/2014         16.520134         18.414936      111,531.1870
01/01/2015 to 12/31/2015         18.414936         17.868635      100,686.1756
01/01/2016 to 12/31/2016         17.868635         17.738721       79,965.9156
01/01/2017 to 12/31/2017         17.738721         19.333840       80,454.1584
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008          7.782325          4.667622      166,132.6798
01/01/2009 to 12/31/2009          4.667622          6.107641      182,817.5100
01/01/2010 to 12/31/2010          6.107641          7.440526      187,332.0888
01/01/2011 to 12/31/2011          7.440526          7.560468      414,451.2122
01/01/2012 to 12/31/2012          7.560468          8.816804      409,387.9530
01/01/2013 to 12/31/2013          8.816804         12.633734      402,527.6846
01/01/2014 to 12/31/2014         12.633734         14.782210      604,196.1620
01/01/2015 to 12/31/2015         14.782210         13.960351      613,300.0917
01/01/2016 to 12/31/2016         13.960351         14.107032      562,251.8922
01/01/2017 to 12/31/2017         14.107032         16.439507      497,674.5968
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        142.925755        146.788850        4,431.6810
01/01/2011 to 12/31/2011        146.788850        133.563610        7,561.2698
01/01/2012 to 12/31/2012        133.563610        161.026092        7,408.2287
01/01/2013 to 12/31/2013        161.026092        204.087712        8,125.3225
01/01/2014 to 04/25/2014        204.087712        212.384108            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         10.316557          4.607445      159,305.0779
01/01/2009 to 12/31/2009          4.607445          6.255989      217,156.0000
01/01/2010 to 12/31/2010          6.255989          6.608321      240,044.7999
01/01/2011 to 04/29/2011          6.608321          7.022114            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.295768          9.621978         123,656.0683
01/01/2009 to 12/31/2009         9.621978         12.528083         108,005.7900
01/01/2010 to 12/31/2010        12.528083         15.317038         109,867.5579
01/01/2011 to 12/31/2011        15.317038         14.125705         224,557.2869
01/01/2012 to 12/31/2012        14.125705         16.418830         198,291.4015
01/01/2013 to 12/31/2013        16.418830         21.434056         206,981.0138
01/01/2014 to 12/31/2014        21.434056         23.884333         164,016.6077
01/01/2015 to 12/31/2015        23.884333         21.361815         234,113.2309
01/01/2016 to 12/31/2016        21.361815         23.794257         213,888.7880
01/01/2017 to 12/31/2017        23.794257         25.944391         203,993.2875
--------------------------      ---------         ---------         ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.316358         11.237068         273,084.6015
01/01/2009 to 12/31/2009        11.237068         17.147896         307,751.6500
01/01/2010 to 12/31/2010        17.147896         19.646879         360,290.3449
01/01/2011 to 12/31/2011        19.646879         16.579144         449,696.2090
01/01/2012 to 12/31/2012        16.579144         21.087207         295,333.0442
01/01/2013 to 12/31/2013        21.087207         27.080001         352,769.6008
01/01/2014 to 12/31/2014        27.080001         25.107104         309,436.3043
01/01/2015 to 12/31/2015        25.107104         23.591232         261,454.1996
01/01/2016 to 12/31/2016        23.591232         25.115377         243,326.9073
01/01/2017 to 12/31/2017        25.115377         32.239119         212,214.4393
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010680          1.046550       3,393,320.3342
01/01/2013 to 12/31/2013         1.046550          1.049106       3,585,601.3185
01/01/2014 to 12/31/2014         1.049106          1.090072       2,135,117.7495
01/01/2015 to 12/31/2015         1.090072          1.027660       1,801,334.4149
01/01/2016 to 12/31/2016         1.027660          1.129845       2,353,807.0346
01/01/2017 to 12/31/2017         1.129845          1.223161       2,026,700.5913
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.465355          7.230874         204,146.2232
01/01/2009 to 12/31/2009         7.230874          9.008179         287,127.4600
01/01/2010 to 12/31/2010         9.008179         10.184113         318,535.0728
01/01/2011 to 12/31/2011        10.184113          9.876117         329,908.2400
01/01/2012 to 12/31/2012         9.876117         11.518581         310,131.1776
01/01/2013 to 12/31/2013        11.518581         15.347858         340,088.2061
01/01/2014 to 12/31/2014        15.347858         16.510796         329,929.4960
01/01/2015 to 12/31/2015        16.510796         15.278501         272,706.8844
01/01/2016 to 12/31/2016        15.278501         17.636921         242,742.6648
01/01/2017 to 12/31/2017        17.636921         20.485749         207,554.6489
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.882811          9.576584         116,799.2972
01/01/2009 to 12/31/2009         9.576584         12.611958         169,242.6000
01/01/2010 to 12/31/2010        12.611958         15.661715         165,668.3114
01/01/2011 to 12/31/2011        15.661715         15.246982         184,600.9777
01/01/2012 to 12/31/2012        15.246982         17.739074         178,343.0383
01/01/2013 to 12/31/2013        17.739074         24.471397         149,419.5319
01/01/2014 to 12/31/2014        24.471397         25.988140         145,521.4093
01/01/2015 to 12/31/2015        25.988140         25.138346         136,596.6172
01/01/2016 to 12/31/2016        25.138346         27.568205         120,873.8144
01/01/2017 to 12/31/2017        27.568205         34.004978         103,635.2593
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.120984         10.564513         518,293.7216
01/01/2014 to 12/31/2014        10.564513         10.926236         574,339.5610
01/01/2015 to 12/31/2015        10.926236         10.804739         690,540.7799
01/01/2016 to 12/31/2016        10.804739         10.870355         714,349.0489
01/01/2017 to 12/31/2017        10.870355         11.052567         754,883.9525
--------------------------      ---------         ---------         ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.038245          8.940063          84,632.5682
01/01/2009 to 12/31/2009         8.940063          9.864681         303,828.8900
01/01/2010 to 12/31/2010         9.864681         10.300392         446,455.8058
01/01/2011 to 12/31/2011        10.300392         10.724159         484,715.9799
01/01/2012 to 12/31/2012        10.724159         11.071850         498,075.0031
01/01/2013 to 04/26/2013        11.071850         11.043124               0.0000
--------------------------      ---------         ---------         ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012734          1.048594         595,461.4182
01/01/2013 to 12/31/2013         1.048594          1.145329       2,405,091.1984
01/01/2014 to 12/31/2014         1.145329          1.205777       3,484,051.3643
01/01/2015 to 12/31/2015         1.205777          1.197250       3,526,715.8549
01/01/2016 to 12/31/2016         1.197250          1.212451       3,703,456.5480
01/01/2017 to 12/31/2017         1.212451          1.392023       2,959,305.6440
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.991090          7.765170         129,238.4350
01/01/2009 to 12/31/2009         7.765170         10.761189         165,731.8400
01/01/2010 to 12/31/2010        10.761189         12.921756         195,525.3583
01/01/2011 to 12/31/2011        12.921756         12.528496         261,267.3683
01/01/2012 to 12/31/2012        12.528496         14.416084         243,391.2529
01/01/2013 to 12/31/2013        14.416084         16.617317         187,223.0412
01/01/2014 to 12/31/2014        16.617317         16.920561         315,058.8972
01/01/2015 to 12/31/2015        16.920561         16.856421         294,341.9832
01/01/2016 to 12/31/2016        16.856421         17.381346         244,094.5389
01/01/2017 to 12/31/2017        17.381346         21.035397         227,300.1855
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.786819         11.263869          75,951.2114
01/01/2014 to 12/31/2014        11.263869         12.111669         426,111.4846
01/01/2015 to 12/31/2015        12.111669         11.774980         548,661.2728
01/01/2016 to 12/31/2016        11.774980         12.093488         508,883.4107
01/01/2017 to 12/31/2017        12.093488         13.752054         493,376.8403
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.744346         10.064027         311,588.3701
01/01/2009 to 12/31/2009        10.064027         13.030672         332,816.8800
01/01/2010 to 12/31/2010        13.030672         14.286492         329,410.6128
01/01/2011 to 12/31/2011        14.286492         12.553706         311,896.8896
01/01/2012 to 12/31/2012        12.553706         14.417451         303,554.8816
01/01/2013 to 12/31/2013        14.417451         16.921007         268,510.8346
01/01/2014 to 12/31/2014        16.921007         15.495135         281,968.5074
01/01/2015 to 12/31/2015        15.495135         14.978675         386,354.3356
01/01/2016 to 12/31/2016        14.978675         14.611887         386,619.7830
01/01/2017 to 12/31/2017        14.611887         18.429475         340,588.2485
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999781          1.034159          13,609.7785
01/01/2015 to 12/31/2015         1.034159          0.962001          65,416.9257
01/01/2016 to 12/31/2016         0.962001          1.052040         358,019.8355
01/01/2017 to 12/31/2017         1.052040          1.165823         174,768.6500
--------------------------       --------          --------         ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.017125         11.011145         364,258.2382
01/01/2009 to 12/31/2009        11.011145         12.792237         672,326.4100
01/01/2010 to 12/31/2010        12.792237         13.566288         992,052.2633
01/01/2011 to 12/31/2011        13.566288         14.839021       1,147,374.4821
01/01/2012 to 12/31/2012        14.839021         15.935720       1,104,195.2781
01/01/2013 to 12/31/2013        15.935720         14.228159         913,147.6301
01/01/2014 to 12/31/2014        14.228159         14.407427         785,635.2479
01/01/2015 to 12/31/2015        14.407427         13.737772         661,374.5059
01/01/2016 to 12/31/2016        13.737772         14.193534         584,640.4391
01/01/2017 to 12/31/2017        14.193534         14.453257         570,456.8539
--------------------------      ---------         ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.202604         13.045741         593,342.4989
01/01/2009 to 12/31/2009        13.045741         15.153372       1,179,800.1300
01/01/2010 to 12/31/2010        15.153372         16.131354       1,890,771.0046
01/01/2011 to 12/31/2011        16.131354         16.379191       2,199,505.9997
01/01/2012 to 12/31/2012        16.379191         17.612171       2,063,278.4485
01/01/2013 to 12/31/2013        17.612171         17.000630       1,865,779.9282
01/01/2014 to 12/31/2014        17.000630         17.432118       1,636,945.8309
01/01/2015 to 12/31/2015        17.432118         17.156288       1,367,737.5455
01/01/2016 to 12/31/2016        17.156288         17.324603       1,246,836.0647
01/01/2017 to 12/31/2017        17.324603         17.817737       1,229,746.9414
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.750877         10.902463         477,214.1632
01/01/2013 to 12/31/2013        10.902463         10.244493         393,625.4837
01/01/2014 to 12/31/2014        10.244493         10.843739         369,488.7291
01/01/2015 to 12/31/2015        10.843739         10.717518         346,207.0042
01/01/2016 to 12/31/2016        10.717518         10.686344         307,883.8788
01/01/2017 to 12/31/2017        10.686344         10.790616         274,716.8702
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.215538         10.738134          21,510.3983
01/01/2014 to 12/31/2014        10.738134         11.480851         100,283.0940
01/01/2015 to 12/31/2015        11.480851         11.157230         144,172.5138
01/01/2016 to 12/31/2016        11.157230         11.481478          80,159.6682
01/01/2017 to 12/31/2017        11.481478         13.160991         160,441.3633
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010712          1.066681         248,559.2253
01/01/2013 to 12/31/2013         1.066681          1.155891         855,492.6101
01/01/2014 to 12/31/2014         1.155891          1.225580       1,291,733.1858
01/01/2015 to 12/31/2015         1.225580          1.195524       1,281,901.3323
01/01/2016 to 12/31/2016         1.195524          1.243060       1,299,737.7568
01/01/2017 to 12/31/2017         1.243060          1.398277       1,122,815.3127
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.353050          8.515568               0.0000
01/01/2009 to 12/31/2009         8.515568         10.466056         394,883.5900
01/01/2010 to 12/31/2010        10.466056         11.560613         853,369.3052
01/01/2011 to 12/31/2011        11.560613         11.498218       1,628,872.8606
01/01/2012 to 12/31/2012        11.498218         12.768225       1,861,336.5315
01/01/2013 to 12/31/2013        12.768225         14.190487       1,106,032.2462
01/01/2014 to 12/31/2014        14.190487         14.776889         983,976.9019
01/01/2015 to 12/31/2015        14.776889         14.256839       1,106,170.8116
01/01/2016 to 12/31/2016        14.256839         14.842093         986,072.1681
01/01/2017 to 12/31/2017        14.842093         16.923820         827,612.2291
--------------------------      ---------         ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.734168          7.807073          11,053.1438
01/01/2009 to 12/31/2009         7.807073          9.918888         345,976.6400
01/01/2010 to 12/31/2010         9.918888         11.143167         340,239.7660
01/01/2011 to 12/31/2011        11.143167         10.733165         355,421.1251
01/01/2012 to 12/31/2012        10.733165         12.149667         361,903.6134
01/01/2013 to 12/31/2013        12.149667         14.117733       1,087,080.9617
01/01/2014 to 12/31/2014        14.117733         14.640983       1,068,142.6057
01/01/2015 to 12/31/2015        14.640983         14.075594       1,074,408.6675
01/01/2016 to 12/31/2016        14.075594         14.805146       1,013,485.9027
01/01/2017 to 12/31/2017        14.805146         17.431987         743,160.8630
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        57.425171         35.979786          64,211.3541
01/01/2009 to 12/31/2009        35.979786         41.921405          74,585.1000
01/01/2010 to 12/31/2010        41.921405         48.277737         101,133.1539
01/01/2011 to 12/31/2011        48.277737         45.607572          93,570.0980
01/01/2012 to 12/31/2012        45.607572         52.948759          85,965.8333
01/01/2013 to 12/31/2013        52.948759         69.708565          84,163.6157
01/01/2014 to 12/31/2014        69.708565         77.712882          93,273.0030
01/01/2015 to 12/31/2015        77.712882         73.736832          94,226.0087
01/01/2016 to 12/31/2016        73.736832         84.136378          59,502.7564
01/01/2017 to 12/31/2017        84.136378         96.838777          47,358.4854
--------------------------      ---------         ---------       --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.676372          5.737228         387,443.4015
01/01/2009 to 12/31/2009         5.737228          8.213605         482,333.7300
01/01/2010 to 12/31/2010         8.213605         10.321049         584,406.6373
01/01/2011 to 12/31/2011        10.321049          9.990196         517,150.9386
01/01/2012 to 12/31/2012         9.990196         11.175965         494,742.3147
01/01/2013 to 12/31/2013        11.175965         15.021807         444,707.8351
01/01/2014 to 12/31/2014        15.021807         16.671898         406,427.2778
01/01/2015 to 12/31/2015        16.671898         17.502220         403,147.3546
01/01/2016 to 12/31/2016        17.502220         18.295040         419,495.6777
01/01/2017 to 12/31/2017        18.295040         22.460657         383,086.0111
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        24.652140         16.220286           9,236.0804
01/01/2009 to 12/31/2009        16.220286         20.198268          46,472.0000
01/01/2010 to 12/31/2010        20.198268         24.952252          57,250.3683
01/01/2011 to 12/31/2011        24.952252         23.648823          73,807.8948
01/01/2012 to 12/31/2012        23.648823         26.691850          70,191.4652
01/01/2013 to 12/31/2013        26.691850         34.228939          57,501.2402
01/01/2014 to 12/31/2014        34.228939         36.934034          45,490.3395
01/01/2015 to 12/31/2015        36.934034         33.083227          44,362.6880
01/01/2016 to 12/31/2016        33.083227         37.605994          41,251.2049
01/01/2017 to 12/31/2017        37.605994         40.517502          38,608.5310
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         9.064514          9.933979         529,720.9944
01/01/2014 to 12/31/2014         9.933979          9.449439         415,273.8837
01/01/2015 to 12/31/2015         9.449439          9.097637         327,948.8246
01/01/2016 to 12/31/2016         9.097637          9.405442         266,648.0848
01/01/2017 to 12/31/2017         9.405442         12.486203         225,661.4082
--------------------------      ---------         ---------         ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.088243          6.046592         188,260.3662
01/01/2009 to 12/31/2009         6.046592          8.483058         386,784.5500
01/01/2010 to 12/31/2010         8.483058          8.923930         641,172.5348
01/01/2011 to 12/31/2011         8.923930          7.527931         748,738.6029
01/01/2012 to 12/31/2012         7.527931          8.699940         660,430.1085
01/01/2013 to 04/26/2013         8.699940          9.017323               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.627251         10.729941       1,036,784.0642
01/01/2009 to 12/31/2009        10.729941         10.586364       1,085,706.9400
01/01/2010 to 12/31/2010        10.586364         10.418325       1,185,692.2225
01/01/2011 to 12/31/2011        10.418325         10.253403       1,161,425.3883
01/01/2012 to 12/31/2012        10.253403         10.089764         919,864.3212
01/01/2013 to 12/31/2013        10.089764          9.929608         930,600.7115
01/01/2014 to 12/31/2014         9.929608          9.771994         791,234.0973
01/01/2015 to 12/31/2015         9.771994          9.616882         660,889.0832
01/01/2016 to 12/31/2016         9.616882          9.474845         724,001.7368
01/01/2017 to 12/31/2017         9.474845          9.384038         593,542.2110
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.698319         13.950796         115,740.2404
01/01/2015 to 12/31/2015        13.950796         13.648964          39,575.4149
01/01/2016 to 12/31/2016        13.648964         14.040820          69,275.3430
01/01/2017 to 12/31/2017        14.040820         14.776512          66,689.6479
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.581702          9.043675         760,634.1429
01/01/2009 to 12/31/2009         9.043675         10.938981       1,483,640.0400
01/01/2010 to 12/31/2010        10.938981         11.939096       2,009,956.5756
01/01/2011 to 12/31/2011        11.939096         11.958591       2,142,166.2253
01/01/2012 to 12/31/2012        11.958591         13.051863       2,116,973.2366
01/01/2013 to 12/31/2013        13.051863         14.010940       1,711,001.0004
01/01/2014 to 04/25/2014        14.010940         14.117312               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.077188          8.744835       1,448,693.8864
01/01/2009 to 12/31/2009         8.744835         10.851048       2,294,068.2100
01/01/2010 to 12/31/2010        10.851048         12.003012       3,357,134.8173
01/01/2011 to 12/31/2011        12.003012         11.799088       3,602,458.2586
01/01/2012 to 12/31/2012        11.799088         13.049943       3,404,395.6274
01/01/2013 to 12/31/2013        13.049943         14.669803       3,215,638.7069
01/01/2014 to 04/25/2014        14.669803         14.725478               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.292191         14.672253       4,471,162.5533
01/01/2015 to 12/31/2015        14.672253         14.284376       4,024,961.7907
01/01/2016 to 12/31/2016        14.284376         14.913452       3,675,505.0495
01/01/2017 to 12/31/2017        14.913452         16.239397       3,253,995.4466
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.461603          8.346747       2,917,768.3113
01/01/2009 to 12/31/2009         8.346747         10.541860       4,403,952.9400
01/01/2010 to 12/31/2010        10.541860         11.784043       5,932,653.2631
01/01/2011 to 12/31/2011        11.784043         11.399904       6,200,509.7628
01/01/2012 to 12/31/2012        11.399904         12.780853       5,887,433.9949
01/01/2013 to 12/31/2013        12.780853         15.020517       5,662,973.2035
01/01/2014 to 04/25/2014        15.020517         15.032150               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.697744         15.202924       5,387,842.7532
01/01/2015 to 12/31/2015        15.202924         14.771918       4,758,345.0008
01/01/2016 to 12/31/2016        14.771918         15.570381       4,317,837.8815
01/01/2017 to 12/31/2017        15.570381         17.581357       3,923,268.2547
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.116699          8.019935       4,140,193.3420
01/01/2009 to 12/31/2009         8.019935         10.268189       4,906,404.3900
01/01/2010 to 12/31/2010        10.268189         11.670563       4,682,873.0423
01/01/2011 to 12/31/2011        11.670563         11.040799       4,536,961.1692
01/01/2012 to 12/31/2012        11.040799         12.572620       4,276,638.6692
01/01/2013 to 12/31/2013        12.572620         15.579528       4,679,471.5785
01/01/2014 to 04/25/2014        15.579528         15.506799               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.998247          7.023948         443,882.2908
01/01/2009 to 12/31/2009         7.023948          8.886076         841,065.9000
01/01/2010 to 12/31/2010         8.886076          9.623600         937,701.7061
01/01/2011 to 12/31/2011         9.623600          9.304422         932,497.8537
01/01/2012 to 12/31/2012         9.304422         10.632302         791,021.1921
01/01/2013 to 04/26/2013        10.632302         11.438970               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.671265         15.263092       4,643,460.1733
01/01/2015 to 12/31/2015        15.263092         14.766037       4,377,886.5972
01/01/2016 to 12/31/2016        14.766037         15.714653       4,181,086.0951
01/01/2017 to 12/31/2017        15.714653         18.429430       3,862,884.9980
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID
CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.420738          8.704398        91,324.2384
01/01/2009 to 12/31/2009         8.704398         12.095358       102,394.2200
01/01/2010 to 12/31/2010        12.095358         13.660430       125,979.6440
01/01/2011 to 12/31/2011        13.660430         14.316621       138,318.0041
01/01/2012 to 12/31/2012        14.316621         15.719850       130,875.3804
01/01/2013 to 12/31/2013        15.719850         21.118530       124,227.6055
01/01/2014 to 12/31/2014        21.118530         21.131208        98,607.1212
01/01/2015 to 12/31/2015        21.131208         18.785869        77,553.5257
01/01/2016 to 12/31/2016        18.785869         22.675559        70,917.1078
01/01/2017 to 12/31/2017        22.675559         25.115015        64,669.2719
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008        10.065149         10.132460         1,548.7019
01/01/2009 to 12/31/2009        10.132460         14.231178        15,985.8700
01/01/2010 to 12/31/2010        14.231178         17.169192        23,646.0200
01/01/2011 to 12/31/2011        17.169192         14.150930        42,389.3668
01/01/2012 to 12/31/2012        14.150930         16.418403        26,180.6012
01/01/2013 to 12/31/2013        16.418403         20.617768        26,973.7432
01/01/2014 to 12/31/2014        20.617768         18.932119        35,126.5611
01/01/2015 to 12/31/2015        18.932119         19.703879        47,753.9719
01/01/2016 to 12/31/2016        19.703879         20.520943        42,502.3497
01/01/2017 to 12/31/2017        20.520943         26.345304        43,710.9992
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        22.348644         22.717309        94,872.8872
01/01/2017 to 12/31/2017        22.717309         26.563097        93,371.6635
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        12.995244         15.910675         9,006.4400
01/01/2010 to 12/31/2010        15.910675         18.152803        12,464.1050
01/01/2011 to 12/31/2011        18.152803         16.994843        19,180.1518
01/01/2012 to 12/31/2012        16.994843         18.459187        17,350.7569
01/01/2013 to 12/31/2013        18.459187         24.109085        16,277.9677
01/01/2014 to 12/31/2014        24.109085         26.320086        15,332.1857
01/01/2015 to 12/31/2015        26.320086         25.837392        15,367.1553
01/01/2016 to 04/29/2016        25.837392         25.981652             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.893261          8.873076       564,005.1726
01/01/2009 to 12/31/2009         8.873076         11.511510       753,532.1200
01/01/2010 to 12/31/2010        11.511510         12.667599       818,477.6201
01/01/2011 to 12/31/2011        12.667599         11.945921       826,579.3817
01/01/2012 to 12/31/2012        11.945921         13.248456       700,888.4385
01/01/2013 to 12/31/2013        13.248456         17.409738       600,590.1574
01/01/2014 to 12/31/2014        17.409738         18.923249       532,694.4722
01/01/2015 to 12/31/2015        18.923249         19.044988       543,351.0771
01/01/2016 to 12/31/2016        19.044988         20.083227       465,691.3169
01/01/2017 to 12/31/2017        20.083227         23.504930       425,118.6651
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.753325         17.563771        94,505.6784
01/01/2014 to 12/31/2014        17.563771         19.164892        93,381.6377
01/01/2015 to 12/31/2015        19.164892         19.351862        72,951.4773
01/01/2016 to 12/31/2016        19.351862         20.026964        69,484.5156
01/01/2017 to 12/31/2017        20.026964         24.624744        60,638.0470
--------------------------      ---------         ---------        -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.514806          7.893597        95,950.7747
01/01/2009 to 12/31/2009         7.893597         11.432244       127,908.9800
01/01/2010 to 12/31/2010        11.432244         14.307007       110,690.7083
01/01/2011 to 12/31/2011        14.307007         13.029205       110,892.0865
01/01/2012 to 12/31/2012        13.029205         13.593123       113,318.3026
01/01/2013 to 04/26/2013        13.593123         14.658279             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.907448          8.059753       308,404.4496
01/01/2009 to 12/31/2009         8.059753         11.069917       400,283.0700
01/01/2010 to 12/31/2010        11.069917         12.126850       430,897.2911
01/01/2011 to 12/31/2011        12.126850         11.961220       464,938.4878
01/01/2012 to 12/31/2012        11.961220         13.601550       503,657.9198
01/01/2013 to 12/31/2013        13.601550         18.302575       434,074.2684
01/01/2014 to 12/31/2014        18.302575         19.586920       387,843.2866
01/01/2015 to 12/31/2015        19.586920         21.307636       322,251.3773
01/01/2016 to 12/31/2016        21.307636         20.942211       302,668.0330
01/01/2017 to 12/31/2017        20.942211         28.234472       242,141.0940
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.980526          5.715558        13,677.2944
01/01/2009 to 12/31/2009         5.715558          6.932672        27,449.7500
01/01/2010 to 12/31/2010         6.932672          7.872314        33,096.8974
01/01/2011 to 12/31/2011         7.872314          7.450121        43,785.0402
01/01/2012 to 12/31/2012         7.450121          8.260356        39,057.8375
01/01/2013 to 04/26/2013         8.260356          8.871479             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.223547          5.438802       221,000.5738
01/01/2009 to 12/31/2009         5.438802          7.691650       194,580.2100
01/01/2010 to 12/31/2010         7.691650          8.280910       156,679.8752
01/01/2011 to 12/31/2011         8.280910          8.037222       128,040.6046
01/01/2012 to 04/27/2012         8.037222          9.035962             0.0000
--------------------------      ---------         ---------       ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/01/2009 to 12/31/2009        14.105861         14.593884        32,150.6900
01/01/2010 to 12/31/2010        14.593884         15.173825       112,066.7293
01/01/2011 to 12/31/2011        15.173825         16.001403       153,515.7808
01/01/2012 to 12/31/2012        16.001403         16.310287       237,160.0269
01/01/2013 to 12/31/2013        16.310287         15.638812       198,797.9322
01/01/2014 to 12/31/2014        15.638812         16.230879       188,191.8210
01/01/2015 to 12/31/2015        16.230879         15.964250       214,374.9806
01/01/2016 to 12/31/2016        15.964250         16.038659       230,701.8258
01/01/2017 to 12/31/2017        16.038659         16.248460       247,256.0399
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.886608         13.552069        11,266.5700
01/01/2010 to 12/31/2010        13.552069         16.793842        48,269.9494
01/01/2011 to 12/31/2011        16.793842         16.157675        79,313.0679
01/01/2012 to 12/31/2012        16.157675         18.645282        77,114.2958
01/01/2013 to 12/31/2013        18.645282         24.359398        73,845.4134
01/01/2014 to 12/31/2014        24.359398         26.181194        69,468.9866
01/01/2015 to 12/31/2015        26.181194         25.075747        65,776.7335
01/01/2016 to 12/31/2016        25.075747         29.633721        65,627.8255
01/01/2017 to 12/31/2017        29.633721         33.715240        60,015.3953
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         9.036620         11.629649        12,451.3700
01/01/2010 to 12/31/2010        11.629649         12.333790        65,250.9196
01/01/2011 to 12/31/2011        12.333790         10.602515       103,394.5704
01/01/2012 to 12/31/2012        10.602515         12.305116        92,277.7979
01/01/2013 to 12/31/2013        12.305116         14.705830        88,090.2287
01/01/2014 to 12/31/2014        14.705830         13.556208        91,698.3107
01/01/2015 to 12/31/2015        13.556208         13.166143       127,489.1035
01/01/2016 to 12/31/2016        13.166143         13.082675       125,927.1617
01/01/2017 to 12/31/2017        13.082675         16.035829       119,623.3283
--------------------------      ---------         ---------       ------------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        11.201841         13.769524        14,564.7000
01/01/2010 to 12/31/2010        13.769524         17.148383        51,800.7447
01/01/2011 to 12/31/2011        17.148383         16.146327       114,281.1689
01/01/2012 to 12/31/2012        16.146327         18.422276        78,697.5928
01/01/2013 to 12/31/2013        18.422276         25.041316       138,950.8715
01/01/2014 to 12/31/2014        25.041316         25.809501       101,725.8521
01/01/2015 to 12/31/2015        25.809501         24.247567       153,022.3305
01/01/2016 to 12/31/2016        24.247567         28.856113       141,188.6117
01/01/2017 to 12/31/2017        28.856113         32.460147       138,231.2455
--------------------------      ---------         ---------       ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.627956          8.414024        94,029.0444
01/01/2009 to 12/31/2009         8.414024         10.426819       170,753.2300
01/01/2010 to 12/31/2010        10.426819         11.748324       241,738.6344
01/01/2011 to 12/31/2011        11.748324         11.751302       286,897.5958
01/01/2012 to 12/31/2012        11.751302         13.347990       244,264.9301
01/01/2013 to 12/31/2013        13.347990         17.300179       226,003.6786
01/01/2014 to 12/31/2014        17.300179         19.255728       274,056.3891
01/01/2015 to 12/31/2015        19.255728         19.123163       266,831.6433
01/01/2016 to 12/31/2016        19.123163         20.961805       267,377.2644
01/01/2017 to 12/31/2017        20.961805         25.010210       261,014.0888
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.346666         21.408098       248,755.5923
01/01/2014 to 12/31/2014        21.408098         23.293524       135,771.0417
01/01/2015 to 12/31/2015        23.293524         22.840233       120,529.0710
01/01/2016 to 12/31/2016        22.840233         25.646065       128,640.0348
01/01/2017 to 12/31/2017        25.646065         29.677927       125,751.2113
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998247          6.591041        55,333.3141
01/01/2009 to 12/31/2009         6.591041          8.100526       168,796.1600
01/01/2010 to 12/31/2010         8.100526          8.850782       378,377.4866
01/01/2011 to 12/31/2011         8.850782          8.662946       462,832.5598
01/01/2012 to 12/31/2012         8.662946          9.711073       580,819.1858
01/01/2013 to 04/26/2013         9.711073         10.630851             0.0000
--------------------------       --------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.179191         20.176973        79,647.6518
01/01/2014 to 12/31/2014        20.176973         19.797033        73,420.9722
01/01/2015 to 12/31/2015        19.797033         19.556829        57,578.0426
01/01/2016 to 12/31/2016        19.556829         22.786677        48,679.4183
01/01/2017 to 12/31/2017        22.786677         25.899379        43,186.9899
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.537348          9.433749        55,303.1483
01/01/2009 to 12/31/2009         9.433749         12.696966        70,440.1100
01/01/2010 to 12/31/2010        12.696966         15.351926        74,817.3325
01/01/2011 to 12/31/2011        15.351926         14.311582        93,511.0641
01/01/2012 to 12/31/2012        14.311582         14.827643        91,660.6118
01/01/2013 to 04/26/2013        14.827643         16.067029             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         7.004515          8.832540       330,613.1298
01/01/2014 to 12/31/2014         8.832540          9.459526       272,764.4471
01/01/2015 to 12/31/2015         9.459526         10.288041       325,124.8726
01/01/2016 to 12/31/2016        10.288041         10.279831       377,131.9248
01/01/2017 to 12/31/2017        10.279831         13.504012       332,045.2566
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         6.341871          3.466669       127,316.2566
01/01/2009 to 12/31/2009         3.466669          5.423684       164,581.5300
01/01/2010 to 12/31/2010         5.423684          6.815663       196,528.5354
01/01/2011 to 12/31/2011         6.815663          6.043953       239,925.5071
01/01/2012 to 12/31/2012         6.043953          6.668266       244,215.1087
01/01/2013 to 04/26/2013         6.668266          6.968715             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.615690         14.752537        19,113.7400
01/01/2010 to 12/31/2010        14.752537         18.732453        58,944.2536
01/01/2011 to 12/31/2011        18.732453         15.361565       104,300.6714
01/01/2012 to 12/31/2012        15.361565         15.506197       117,500.0134
01/01/2013 to 12/31/2013        15.506197         16.901273        83,365.2180
01/01/2014 to 12/31/2014        16.901273         13.501963        86,504.6299
01/01/2015 to 12/31/2015        13.501963          8.934732        80,290.3614
01/01/2016 to 12/31/2016         8.934732         12.638993        62,421.6116
01/01/2017 to 12/31/2017        12.638993         12.346767        65,261.5681
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        28.728516         29.758273       129,993.3845
01/01/2017 to 12/31/2017        29.758273         31.610434       117,064.6110
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     19.259181         15.426805          149,745.8551
01/01/2009 to 12/31/2009     15.426805         20.764874          174,885.1700
01/01/2010 to 12/31/2010     20.764874         23.084982          169,790.1780
01/01/2011 to 12/31/2011     23.084982         23.732450          169,109.3782
01/01/2012 to 12/31/2012     23.732450         26.377521          172,572.3148
01/01/2013 to 12/31/2013     26.377521         28.030120          151,059.2293
01/01/2014 to 12/31/2014     28.030120         28.917307          138,948.4516
01/01/2015 to 12/31/2015     28.917307         27.839496          127,479.1355
01/01/2016 to 04/29/2016     27.839496         28.666781                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     29.315106         30.392485           28,294.8075
01/01/2017 to 12/31/2017     30.392485         32.299917           26,906.6614
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     11.776604         12.353553           24,975.1993
01/01/2011 to 12/31/2011     12.353553         12.578305           43,228.5500
01/01/2012 to 12/31/2012     12.578305         13.795504           66,664.2473
01/01/2013 to 12/31/2013     13.795504         13.768082           44,296.4677
01/01/2014 to 12/31/2014     13.768082         14.151507           58,550.8101
01/01/2015 to 12/31/2015     14.151507         13.723918           58,207.4665
01/01/2016 to 04/29/2016     13.723918         14.054991                0.0000
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     16.162956         15.821074           77,577.9589
01/01/2009 to 12/31/2009     15.821074         16.205260          123,863.9300
01/01/2010 to 12/31/2010     16.205260         16.824014          153,498.6564
01/01/2011 to 12/31/2011     16.824014         17.429548          188,245.4498
01/01/2012 to 12/31/2012     17.429548         17.674177          181,523.1922
01/01/2013 to 12/31/2013     17.674177         17.236178          165,487.1999
01/01/2014 to 12/31/2014     17.236178         17.395157          142,531.7202
01/01/2015 to 12/31/2015     17.395157         17.171609          111,048.5874
01/01/2016 to 12/31/2016     17.171609         17.071639          108,310.8239
01/01/2017 to 12/31/2017     17.071639         17.082986          102,468.2414

DISCONTINUED INVESTMENT PORTFOLIOS.


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class E) (formerly WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016); and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds(R) International Portfolio (Class
  C) merged into Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS(R) Value Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).


Effective as of April 28, 2014:

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).


Effective as of May 1, 2016:


o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and


o Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).


Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio)

     merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)*
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)*                                   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)*       consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              CompanySM
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)*       Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)*
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)*                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)*
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid    securities of mid-sized companies.
 Cap Value Portfolio)
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B) (formerly
 Goldman Sachs Mid Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)                                    growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)                                    and growth of capital, with a greater
                                              emphasis on income.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid    Subadviser: Victory Capital Management
 Cap Value Portfolio)                         Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B) (formerly          Subadviser: Wells Capital Management
 Goldman Sachs Mid Cap Value Portfolio)       (formerly Goldman Sachs Asset
                                              Management, L.P.)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)*                                  Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)*                                  Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

* If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See
"Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples use the annual increase rate for the GMIB Plus III rider, 5%. If a contract was issued with certain other versions of the GMIB rider, the annual increase rate is 6% instead of 5%. See "Living Benefits -- Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


  (If a contract is issued with the GMIB Max I rider, or if a contract was issued with certain versions of the GMIB Plus I rider, the annual increase rate is 6% instead of 5%. See "Living Benefits -- Guaranteed Income Benefits.")


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday, subject to the 350% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -- "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the Annuity Pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]








(3) The Highest Anniversary Value ("HAV")


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's

      81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the Annuity Payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]

(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $611; if the owner were age 75, the income base of $162,889 would yield monthly payments of $717.)


   Assume the owner chooses to exercise the GMIB Plus III rider at the 26th contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 350% of the total purchase payments, which equals $350,000. Because the Annual Increase Amount ($350,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($350,000) is used as the income base. The income base of $350,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,918 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 86, the income base of $350,000 would yield monthly payments of $2,258.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]






  With the GMIB, the Income Base is applied to special, conservative Guaranteed
        Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.



[GRAPHIC APPEARS HERE]






(5)   The Guaranteed Principal Option


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]






  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step Up: Automatic Annual Step-Up


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 350% maximum increase limitation on the Annual Increase Amount. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus III rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]






(7) Required Minimum Distribution Examples -- GMIB Plus III


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:


     (a) 5% or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater,divided by the sum of (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the

          Contract Year and any (i) subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (c) is equal to $7,200 divided by $100,000, or 7.2%.


   Withdrawals Through the Automated Required Minimum Distribution Program
   -----------------------------------------------------------------------


   If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August
        2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


   Withdrawals Outside the Automated Required Minimum Distribution Program
   -----------------------------------------------------------------------


   If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


   If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


   Withdrawals in Excess of the Required Minimum Distribution Amounts
   ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


   No Withdrawals
   --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). Under the GMIB Plus III, the Annual Increase Amount is limited to a maximum of 350% of your Purchase Payments or, if greater, 350% of the Annual Increase Amount as increased by the most recent Optional Step-Up. (Under the GMIB Max I, the Annual Increase Amount is
      limited to a maximum of 275% of your purchase payments or, if greater, 275% of the Annual Increase Amount as increased by the most recent Optional Step-Up.)

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APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee II rider. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for the Enhanced GWB rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB rider) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee II


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract with the Single Life version of LWG II had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Single Life version of the LWG II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76 or older, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


(The Withdrawal Rates for the Joint Life version of the LWG II rider and for contracts with the LWG II rider issued before December 14, 2009 are different. See "Living Benefits -- Description of the Lifetime Withdrawal Guarantee
II -- Annual Benefit Payment.")



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000

     2. When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract with the Single Life version of the LWG II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which he or she attains or will attain age 76 or older, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which he or she will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


B. Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract Owner, age 67 at issue, elected the Single Life version of the Lifetime Withdrawal Guarantee II rider and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and has not taken any withdrawals before the Contract Year in which the Owner reached age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before December 14, 2009 -- Lifetime Withdrawal Guarantee II -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 6% of the previous year's Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).


If the first withdrawal is taken after the fifth Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





D. For Contracts Issued Before December 14, 2009 -- Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)


Assume that a contract Owner, age 63 at issue, elected the Single Life version of the LWG II rider on a contract issued before December 14, 2009 and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to

$110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second contract anniversary through the fourth contract anniversary, and at that point would be equal to $134,832. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).


At the 5th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).



[GRAPHIC APPEARS HERE]






E. Enhanced GWB -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced GWB -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


G. Enhanced GWB -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced GWB -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


I. Enhanced GWB -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18



     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



J. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.


The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000

K. Enhanced GWB -- How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.


L. Enhanced GWB -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

                      This page intentionally left blank.

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2018              $100,000
   B    Account Value                                 10/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2020              $  9,000
   G    Percentage Reduction in Account               10/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2020              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2018              $100,000
   B    Account Value                                      10/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2020              $  9,000
   G    Percentage Reduction in Account                    10/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2020              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2020 and 10/2/2020 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                                      AND


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


CLASS L AND CLASS L - 4 YEAR (OFFERED BETWEEN NOVEMBER 22, 2004 AND OCTOBER 7,
                                     2011)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED APRIL 30, 2018, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.



THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2018.


SAI-0418NYL
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  INDEPENDENT AUDITORS.....................................    3
  CUSTODIAN................................................    3
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    6
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   12
  FINANCIAL STATEMENTS.....................................   27

COMPANY


Brighthouse Life Insurance Company of NY (BLNY or the Company) is a stock life insurance company organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, the Company changed its name to First Cova Life Insurance Company; on February 12, 2001 the Company changed its name to First MetLife Investors Insurance Company; and on March 6, 2017, the Company changed its name to Brighthouse Life Insurance Company of NY.

BLNY is a direct, wholly-owned subsidiary of Brighthouse Life Insurance Company
(BLIC). BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, BLNY, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.BLNY is licensed to do business only in the State of New York.

Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or about
-----------------------------------------------------------------
August 4, 2017, MetLife, Inc. ("MetLife") terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife and the Company on December 31, 2002. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B (formerly First MetLife Investors Variable Annuity Account One) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements and related financial statement schedules of Brighthouse Life Insurance Company of NY included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


INDEPENDENT AUDITORS

The consolidated financial statements of Metropolitan Tower Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to Metropolitan Tower Life Insurance Company and subsidiaries being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of General American Life Insurance Company and subsidiary included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to General American Life Insurance Company and subsidiary being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.



CUSTODIAN


Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.





                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2017        $39,562,157           $0
  2016        $28,067,892           $0
  2015        $29,097,680           $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2017 ranged from $0 to $13,545,227.* The amount of commissions paid to selected selling firms during 2017 ranged from $0 to $5,740,951. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2017 ranged from $993 to $14,653,965.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA).


The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Advisor Group
American Portfolios Financial Services, Inc

Ameriprise Financial Services, Inc.

AXA Network LLC
Cadaret Grant & Co., Inc

Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network

Community America Financial Solutions, LLC

CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.

First Allied Securities Inc.
Founders Financial Securities, LLC
FTB Advisors
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Independent Financial Group

Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.

Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
Merrill Lynch, Inc.

MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group
Parkland Securities, LLC
PFS Investments Inc.

Pioneer Investments

ProEquities, Inc.

Questar Capital Corporation

Raymond James & Associates, Inc.
RBC Wealth Management

Scuddder Investments
Securities American, Inc.
Securities Service Network

Sigma Financial Corporation

Signator Investors, Inc.
SII Investments, Inc.

Stifel, Nicolaus & Company, Incorporated

Summit Brokerage Services, Inc.
TFS Securities, Inc.
The Investment Center
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any applicable withdrawal charge, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity

Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX


The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:




 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

Established by an individual under Section 408(a) or 408(b) of the Code.

SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.


SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,500; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,500; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,500; catch-up contribution: $6,000

Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2017. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.188418          10.515091         65,790.2496
01/01/2013 to 12/31/2013         10.515091          11.490127         65,252.2241
01/01/2014 to 12/31/2014         11.490127          12.126533         64,978.7543
01/01/2015 to 12/31/2015         12.126533          11.991176         63,909.1946
01/01/2016 to 12/31/2016         11.991176          12.212986         68,907.6028
01/01/2017 to 12/31/2017         12.212986          13.642936         62,979.8624
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996809           1.038256              0.0000
01/01/2015 to 12/31/2015          1.038256           1.010713              0.0000
01/01/2016 to 12/31/2016          1.010713           1.013500              0.0000
01/01/2017 to 12/31/2017          1.013500           1.150797              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008137           6.997179              0.0000
01/01/2009 to 12/31/2009          6.997179           8.896655        233,114.7700
01/01/2010 to 12/31/2010          8.896655           9.810440        566,800.0656
01/01/2011 to 12/31/2011          9.810440           9.440218        788,297.6003
01/01/2012 to 12/31/2012          9.440218          10.535816        783,781.0960
01/01/2013 to 12/31/2013         10.535816          12.277863        725,364.0728
01/01/2014 to 12/31/2014         12.277863          12.801090        709,639.8758
01/01/2015 to 12/31/2015         12.801090          12.496508        689,624.4595
01/01/2016 to 12/31/2016         12.496508          13.245376        780,742.7231
01/01/2017 to 12/31/2017         13.245376          15.217947        756,424.6089
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998137           6.346661              0.0000
01/01/2009 to 12/31/2009          6.346661           8.363656        182,379.8500
01/01/2010 to 12/31/2010          8.363656           9.331438        205,951.2686
01/01/2011 to 12/31/2011          9.331438           8.740243        209,997.6623
01/01/2012 to 12/31/2012          8.740243           9.980552        200,128.3227
01/01/2013 to 12/31/2013          9.980552          12.276064        197,817.0390
01/01/2014 to 12/31/2014         12.276064          12.840078        184,911.2132
01/01/2015 to 12/31/2015         12.840078          12.528224        179,100.1388
01/01/2016 to 12/31/2016         12.528224          13.420501        166,563.6218
01/01/2017 to 12/31/2017         13.420501          16.011551        172,458.5396
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988138           5.747760              0.0000
01/01/2009 to 12/31/2009          5.747760           7.848451         90,526.3200
01/01/2010 to 12/31/2010          7.848451           9.130326        208,029.8770
01/01/2011 to 12/31/2011          9.130326           8.563666        263,554.7806
01/01/2012 to 12/31/2012          8.563666           9.884458        257,252.2985
01/01/2013 to 12/31/2013          9.884458          12.612403        227,292.0347
01/01/2014 to 12/31/2014         12.612403          13.414557        218,931.0593
01/01/2015 to 12/31/2015         13.414557          14.044549        202,923.4628
01/01/2016 to 12/31/2016         14.044549          15.064238        184,959.0424
01/01/2017 to 12/31/2017         15.064238          18.943568        161,432.7479
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018136           7.669513              0.0000
01/01/2009 to 12/31/2009          7.669513           9.304391        221,693.8800
01/01/2010 to 12/31/2010          9.304391          10.053851        372,821.2641
01/01/2011 to 12/31/2011         10.053851           9.903644        379,813.3304
01/01/2012 to 12/31/2012          9.903644          10.791138        352,375.0210
01/01/2013 to 12/31/2013         10.791138          12.043688        362,807.9113
01/01/2014 to 12/31/2014         12.043688          12.562312        345,307.5325
01/01/2015 to 12/31/2015         12.562312          12.260885        334,167.3582
01/01/2016 to 12/31/2016         12.260885          12.899594        319,445.9011
01/01/2017 to 12/31/2017         12.899594          14.327049        222,101.3882
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.118844          11.501942         70,679.8862
01/01/2013 to 12/31/2013         11.501942          10.924562         65,869.4805
01/01/2014 to 12/31/2014         10.924562          11.169773         63,688.7517
01/01/2015 to 12/31/2015         11.169773           9.930173         56,915.0961
01/01/2016 to 12/31/2016          9.930173          10.637649         50,893.2934
01/01/2017 to 12/31/2017         10.637649          11.484040         48,583.1363
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.944106          10.245474        177,977.2214
01/01/2013 to 12/31/2013         10.245474          11.111140        189,938.6591
01/01/2014 to 12/31/2014         11.111140          11.570088        191,403.4476
01/01/2015 to 12/31/2015         11.570088          11.362683        183,563.8433
01/01/2016 to 12/31/2016         11.362683          11.666197        176,678.8011
01/01/2017 to 12/31/2017         11.666197          12.996573        167,560.6971
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.234987          12.120372              0.0000
01/01/2009 to 12/31/2009         12.120372          17.474901         10,534.3500
01/01/2010 to 12/31/2010         17.474901          19.890213         27,772.9254
01/01/2011 to 12/31/2011         19.890213          20.014124         43,349.5435
01/01/2012 to 12/31/2012         20.014124          22.929971         46,094.5129
01/01/2013 to 12/31/2013         22.929971          24.647538         41,500.0998
01/01/2014 to 12/31/2014         24.647538          25.030585         41,707.7889
01/01/2015 to 12/31/2015         25.030585          23.612687         40,161.7678
01/01/2016 to 12/31/2016         23.612687          26.459687         32,147.2613
01/01/2017 to 12/31/2017         26.459687          28.033530         28,273.8749
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.106815           7.626229              0.0000
01/01/2009 to 12/31/2009          7.626229           9.945388          4,302.7400
01/01/2010 to 12/31/2010          9.945388          11.391304         55,393.7953
01/01/2011 to 12/31/2011         11.391304          10.552787         73,772.9367
01/01/2012 to 12/31/2012         10.552787          12.110842         72,201.8873
01/01/2013 to 12/31/2013         12.110842          15.420093         74,348.3829
01/01/2014 to 12/31/2014         15.420093          15.931601         71,666.4600
01/01/2015 to 12/31/2015         15.931601          15.348487         66,880.8563
01/01/2016 to 12/31/2016         15.348487          16.444579         58,988.9353
01/01/2017 to 12/31/2017         16.444579          19.876267         70,684.8747
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.970977          10.412592        191,617.5059
01/01/2013 to 12/31/2013         10.412592          11.707308        217,821.7584
01/01/2014 to 12/31/2014         11.707308          12.620486        222,042.7627
01/01/2015 to 12/31/2015         12.620486          11.900565        215,898.4527
01/01/2016 to 12/31/2016         11.900565          12.678679        201,654.5509
01/01/2017 to 12/31/2017         12.678679          14.750840        205,335.7790
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.104820          11.800706         12,514.4958
01/01/2009 to 12/31/2009         11.800706          14.670540         18,020.2100
01/01/2010 to 12/31/2010         14.670540          17.293298         25,309.2585
01/01/2011 to 12/31/2011         17.293298          15.474716         29,545.3811
01/01/2012 to 12/31/2012         15.474716          17.948868         29,289.1911
01/01/2013 to 12/31/2013         17.948868          23.372214         25,834.2943
01/01/2014 to 12/31/2014         23.372214          23.372395         25,002.2508
01/01/2015 to 12/31/2015         23.372395          21.735600         23,895.3872
01/01/2016 to 12/31/2016         21.735600          28.048371         19,535.6063
01/01/2017 to 12/31/2017         28.048371          30.803191         18,758.0252
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.044898           6.139902        140,274.0756
01/01/2009 to 12/31/2009          6.139902          10.198371        177,874.7700
01/01/2010 to 12/31/2010         10.198371          12.398539        234,913.9020
01/01/2011 to 12/31/2011         12.398539           9.909879        294,715.4067
01/01/2012 to 12/31/2012          9.909879          11.582864        297,947.8113
01/01/2013 to 12/31/2013         11.582864          10.820375        303,199.2190
01/01/2014 to 12/31/2014         10.820375           9.944246        270,703.0227
01/01/2015 to 12/31/2015          9.944246           8.426126        283,076.3860
01/01/2016 to 12/31/2016          8.426126           9.236944        247,145.1204
01/01/2017 to 12/31/2017          9.236944          11.654382        220,006.3600
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997671          10.201985         12,067.5720
01/01/2011 to 12/31/2011         10.201985          10.231789         19,605.6955
01/01/2012 to 12/31/2012         10.231789          10.795791         20,985.6489
01/01/2013 to 12/31/2013         10.795791          11.020980         60,575.6256
01/01/2014 to 12/31/2014         11.020980          10.914961         54,485.0935
01/01/2015 to 12/31/2015         10.914961          10.641364         51,256.4539
01/01/2016 to 12/31/2016         10.641364          11.431700         47,182.2660
01/01/2017 to 12/31/2017         11.431700          11.652839         41,939.9249
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011           9.987672           9.747194             0.0000
01/01/2012 to 12/31/2012           9.747194          10.003456         2,661.1551
01/01/2013 to 12/31/2013          10.003456           9.948991       108,714.2971
01/01/2014 to 12/31/2014           9.948991           9.884750       117,354.1239
01/01/2015 to 12/31/2015           9.884750           9.657634       144,568.8357
01/01/2016 to 12/31/2016           9.657634           9.792357       119,840.5295
01/01/2017 to 12/31/2017           9.792357           9.755947       122,771.2431
--------------------------        ---------          ---------       ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009           9.998137          10.875255         1,183.9300
01/01/2010 to 12/31/2010          10.875255          12.139976         4,325.2768
01/01/2011 to 12/31/2011          12.139976          11.896288         7,025.1171
01/01/2012 to 12/31/2012          11.896288          13.365653         6,777.2708
01/01/2013 to 12/31/2013          13.365653          13.276677        10,467.8503
01/01/2014 to 12/31/2014          13.276677          13.201749         9,617.8736
01/01/2015 to 12/31/2015          13.201749          12.439278         9,831.7966
01/01/2016 to 12/31/2016          12.439278          12.336560        10,116.6199
01/01/2017 to 12/31/2017          12.336560          12.146137        10,547.6423
--------------------------        ---------          ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.123181           9.244955        73,112.5791
01/01/2009 to 12/31/2009           9.244955          12.246189       101,964.5500
01/01/2010 to 12/31/2010          12.246189          13.979123       105,077.2178
01/01/2011 to 12/31/2011          13.979123          12.976144       128,487.8063
01/01/2012 to 12/31/2012          12.976144          16.071691       118,600.1936
01/01/2013 to 12/31/2013          16.071691          16.361006       113,034.4311
01/01/2014 to 12/31/2014          16.361006          18.219333       104,287.2704
01/01/2015 to 12/31/2015          18.219333          17.661157        89,478.9740
01/01/2016 to 12/31/2016          17.661157          17.515237        81,579.3392
01/01/2017 to 12/31/2017          17.515237          19.071237        78,857.5736
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.699415           4.613253             0.0000
01/01/2009 to 12/31/2009           4.613253           6.030462         2,583.1900
01/01/2010 to 12/31/2010           6.030462           7.339169        18,438.2966
01/01/2011 to 12/31/2011           7.339169           7.450037       116,186.6790
01/01/2012 to 12/31/2012           7.450037           8.679293       116,709.6246
01/01/2013 to 12/31/2013           8.679293          12.424274       146,050.5013
01/01/2014 to 12/31/2014          12.424274          14.522602       186,091.5821
01/01/2015 to 12/31/2015          14.522602          13.701458       188,018.9138
01/01/2016 to 12/31/2016          13.701458          13.831577       166,670.8084
01/01/2017 to 12/31/2017          13.831577          16.102450       154,414.6884
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         138.959822         142.621142           919.9449
01/01/2011 to 12/31/2011         142.621142         129.641895         1,782.7063
01/01/2012 to 12/31/2012         129.641895         156.141071         1,622.6602
01/01/2013 to 12/31/2013         156.141071         197.698607         1,732.8998
01/01/2014 to 04/25/2014         197.698607         205.670490             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.294222           4.592839        16,151.8989
01/01/2009 to 12/31/2009           4.592839           6.229921        38,530.4200
01/01/2010 to 12/31/2010           6.229921           6.574211        83,357.4729
01/01/2011 to 04/29/2011           6.574211           6.983591             0.0000
--------------------------       ----------         ----------       ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.239731           9.577094            294.6393
01/01/2009 to 12/31/2009          9.577094          12.457178            232.2700
01/01/2010 to 12/31/2010         12.457178          15.215147          3,764.2796
01/01/2011 to 12/31/2011         15.215147          14.017731         15,213.3927
01/01/2012 to 12/31/2012         14.017731          16.276960         14,734.4642
01/01/2013 to 12/31/2013         16.276960          21.227624         27,869.8411
01/01/2014 to 12/31/2014         21.227624          23.630659         35,160.7402
01/01/2015 to 12/31/2015         23.630659          21.113789         33,105.0919
01/01/2016 to 12/31/2016         21.113789          23.494483         27,017.4419
01/01/2017 to 12/31/2017         23.494483          25.592004         26,659.2294
--------------------------       ---------          ---------         -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.136582          11.121298          1,370.4701
01/01/2009 to 12/31/2009         11.121298          16.954259         23,493.8900
01/01/2010 to 12/31/2010         16.954259          19.405629         66,266.9627
01/01/2011 to 12/31/2011         19.405629          16.359204         77,165.0753
01/01/2012 to 12/31/2012         16.359204          20.786563         71,744.2011
01/01/2013 to 12/31/2013         20.786563          26.667256         60,517.3021
01/01/2014 to 12/31/2014         26.667256          24.699703         66,707.3975
01/01/2015 to 12/31/2015         24.699703          23.185213         60,988.6653
01/01/2016 to 12/31/2016         23.185213          24.658455         57,916.1237
01/01/2017 to 12/31/2017         24.658455          31.621070         47,031.8067
--------------------------       ---------          ---------         -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010663           1.045831         52,994.9679
01/01/2013 to 12/31/2013          1.045831           1.047337        236,723.2101
01/01/2014 to 12/31/2014          1.047337           1.087147        223,735.7783
01/01/2015 to 12/31/2015          1.087147           1.023876        243,449.4210
01/01/2016 to 12/31/2016          1.023876           1.124561        230,040.0604
01/01/2017 to 12/31/2017          1.124561           1.216227        200,278.1189
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.434750           7.204322         44,401.7360
01/01/2009 to 12/31/2009          7.204322           8.964934         50,626.1600
01/01/2010 to 12/31/2010          8.964934          10.123079         43,443.0012
01/01/2011 to 12/31/2011         10.123079           9.805176         66,685.6370
01/01/2012 to 12/31/2012          9.805176          11.415893         62,848.1215
01/01/2013 to 12/31/2013         11.415893          15.195357         59,339.6239
01/01/2014 to 12/31/2014         15.195357          16.330397         52,920.7703
01/01/2015 to 12/31/2015         16.330397          15.096452         52,537.5622
01/01/2016 to 12/31/2016         15.096452          17.409352         37,500.8314
01/01/2017 to 12/31/2017         17.409352          20.201278         35,805.1042
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.734969           9.477905          5,404.3101
01/01/2009 to 12/31/2009          9.477905          12.469523         29,245.7000
01/01/2010 to 12/31/2010         12.469523          15.469377         50,909.1683
01/01/2011 to 12/31/2011         15.469377          15.044709         57,940.4032
01/01/2012 to 12/31/2012         15.044709          17.486156         55,908.4273
01/01/2013 to 12/31/2013         17.486156          24.098401         52,355.6936
01/01/2014 to 12/31/2014         24.098401          25.566439         50,536.3782
01/01/2015 to 12/31/2015         25.566439          24.705705         49,088.8926
01/01/2016 to 12/31/2016         24.705705          27.066666         45,483.7473
01/01/2017 to 12/31/2017         27.066666          33.353081         41,152.4112
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.065340          10.504568        179,617.1624
01/01/2014 to 12/31/2014         10.504568          10.853381        198,722.0799
01/01/2015 to 12/31/2015         10.853381          10.721965        192,472.9734
01/01/2016 to 12/31/2016         10.721965          10.776295        173,709.3682
01/01/2017 to 12/31/2017         10.776295          10.946010        166,330.3577
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038135           8.933915              0.0000
01/01/2009 to 12/31/2009          8.933915           9.848047         71,115.3800
01/01/2010 to 12/31/2010          9.848047          10.272748        127,853.8400
01/01/2011 to 12/31/2011         10.272748          10.684718        148,445.0282
01/01/2012 to 12/31/2012         10.684718          11.020045        168,908.9524
01/01/2013 to 04/26/2013         11.020045          10.991333              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012718           1.047873         48,680.1488
01/01/2013 to 12/31/2013          1.047873           1.143398        531,239.7615
01/01/2014 to 12/31/2014          1.143398           1.202541        502,235.1289
01/01/2015 to 12/31/2015          1.202541           1.192843        480,283.8956
01/01/2016 to 12/31/2016          1.192843           1.206780        448,342.5647
01/01/2017 to 12/31/2017          1.206780           1.384133         66,826.3217
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.969339           7.744379              0.0000
01/01/2009 to 12/31/2009          7.744379          10.721656         13,625.6500
01/01/2010 to 12/31/2010         10.721656          12.861435         47,136.4191
01/01/2011 to 12/31/2011         12.861435          12.457570         56,846.7084
01/01/2012 to 12/31/2012         12.457570          14.320073         48,200.8457
01/01/2013 to 12/31/2013         14.320073          16.490154         36,148.9308
01/01/2014 to 12/31/2014         16.490154          16.774291         34,161.7556
01/01/2015 to 12/31/2015         16.774291          16.693997         31,480.7725
01/01/2016 to 12/31/2016         16.693997          17.196660         25,569.2764
01/01/2017 to 12/31/2017         17.196660          20.791155         22,870.9370
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.781562          11.250795              0.0000
01/01/2014 to 12/31/2014         11.250795          12.085520              0.0000
01/01/2015 to 12/31/2015         12.085520          11.737809              0.0000
01/01/2016 to 12/31/2016         11.737809          12.043264          6,769.9243
01/01/2017 to 12/31/2017         12.043264          13.681299         21,184.0721
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.555375           9.946841        118,354.2614
01/01/2009 to 12/31/2009          9.946841          12.866064        135,344.1600
01/01/2010 to 12/31/2010         12.866064          14.091939        126,000.2610
01/01/2011 to 12/31/2011         14.091939          12.370383        136,922.4668
01/01/2012 to 12/31/2012         12.370383          14.192640        131,970.3286
01/01/2013 to 12/31/2013         14.192640          16.640515        120,658.7732
01/01/2014 to 12/31/2014         16.640515          15.223038        120,884.3574
01/01/2015 to 12/31/2015         15.223038          14.700931        117,982.4158
01/01/2016 to 12/31/2016         14.700931          14.326607        120,124.9225
01/01/2017 to 12/31/2017         14.326607          18.051664        102,072.6562
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999767           1.033445              0.0000
01/01/2015 to 12/31/2015          1.033445           0.960376              0.0000
01/01/2016 to 12/31/2016          0.960376           1.049213         15,937.9917
01/01/2017 to 12/31/2017          1.049213           1.161532         38,339.4826
--------------------------        --------           --------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.961109          10.948830        238,486.1045
01/01/2009 to 12/31/2009         10.948830          12.707137        347,182.0400
01/01/2010 to 12/31/2010         12.707137          13.462572        437,052.7372
01/01/2011 to 12/31/2011         13.462572          14.710903        471,342.9633
01/01/2012 to 12/31/2012         14.710903          15.782261        393,736.9025
01/01/2013 to 12/31/2013         15.782261          14.077051        437,841.5574
01/01/2014 to 12/31/2014         14.077051          14.240165        415,219.4528
01/01/2015 to 12/31/2015         14.240165          13.564706        388,328.0308
01/01/2016 to 12/31/2016         13.564706          14.000717        348,542.7020
01/01/2017 to 12/31/2017         14.000717          14.242700        367,822.6256
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.062031          12.893905        504,043.1312
01/01/2009 to 12/31/2009         12.893905          14.962046        688,256.7700
01/01/2010 to 12/31/2010         14.962046          15.911764        816,962.1485
01/01/2011 to 12/31/2011         15.911764          16.140123        948,844.4860
01/01/2012 to 12/31/2012         16.140123          17.337670        751,456.3522
01/01/2013 to 12/31/2013         17.337670          16.718928        749,699.8642
01/01/2014 to 12/31/2014         16.718928          17.126132        736,964.8118
01/01/2015 to 12/31/2015         17.126132          16.838293        671,054.1407
01/01/2016 to 12/31/2016         16.838293          16.986493        606,075.9762
01/01/2017 to 12/31/2017         16.986493          17.452590        602,178.3848
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.740046          10.884172         25,896.3860
01/01/2013 to 12/31/2013         10.884172          10.217080         17,639.3606
01/01/2014 to 12/31/2014         10.217080          10.803915         17,489.3536
01/01/2015 to 12/31/2015         10.803915          10.667482         16,845.6695
01/01/2016 to 12/31/2016         10.667482          10.625822         16,581.8246
01/01/2017 to 12/31/2017         10.625822          10.718809         16,808.6931
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215259          10.730608              0.0000
01/01/2014 to 12/31/2014         10.730608          11.461336              0.0000
01/01/2015 to 12/31/2015         11.461336          11.127129          8,767.0328
01/01/2016 to 12/31/2016         11.127129          11.439057          8,646.8613
01/01/2017 to 12/31/2017         11.439057          13.099302         12,865.7474
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.065948         13,244.6049
01/01/2013 to 12/31/2013          1.065948           1.153942         31,269.1441
01/01/2014 to 12/31/2014          1.153942           1.222291         45,502.1754
01/01/2015 to 12/31/2015          1.222291           1.191123         44,955.3723
01/01/2016 to 12/31/2016          1.191123           1.237247         44,552.9112
01/01/2017 to 12/31/2017          1.237247           1.390352         14,207.1461
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.327057           8.487882              0.0000
01/01/2009 to 12/31/2009          8.487882          10.421601        157,043.9000
01/01/2010 to 12/31/2010         10.421601          11.500012        332,539.4101
01/01/2011 to 12/31/2011         11.500012          11.426536        415,423.0426
01/01/2012 to 12/31/2012         11.426536          12.675878        513,040.3338
01/01/2013 to 12/31/2013         12.675878          14.073774        512,172.2816
01/01/2014 to 12/31/2014         14.073774          14.640704        497,241.7740
01/01/2015 to 12/31/2015         14.640704          14.111323        456,880.0248
01/01/2016 to 12/31/2016         14.111323          14.675922        447,733.1431
01/01/2017 to 12/31/2017         14.675922          16.717670        331,752.1019
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.710096           7.781685              0.0000
01/01/2009 to 12/31/2009          7.781685           9.876750         34,723.5800
01/01/2010 to 12/31/2010          9.876750          11.084748         65,721.7747
01/01/2011 to 12/31/2011         11.084748          10.666243        116,538.0545
01/01/2012 to 12/31/2012         10.666243          12.061785         78,477.8256
01/01/2013 to 12/31/2013         12.061785          14.001609         82,940.8950
01/01/2014 to 12/31/2014         14.001609          14.506040         80,657.4323
01/01/2015 to 12/31/2015         14.506040          13.931917         78,242.6329
01/01/2016 to 12/31/2016         13.931917          14.639379         62,631.5830
01/01/2017 to 12/31/2017         14.639379          17.219636         45,080.0814
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.812310          35.559995         21,732.0237
01/01/2009 to 12/31/2009         35.559995          41.390847         21,639.4500
01/01/2010 to 12/31/2010         41.390847          47.619129         24,178.4139
01/01/2011 to 12/31/2011         47.619129          44.940498         29,930.3981
01/01/2012 to 12/31/2012         44.940498          52.121894         28,889.5106
01/01/2013 to 12/31/2013         52.121894          68.551426         33,004.1825
01/01/2014 to 12/31/2014         68.551426          76.346488         31,585.0984
01/01/2015 to 12/31/2015         76.346488          72.367912         30,653.0683
01/01/2016 to 12/31/2016         72.367912          82.491872         23,844.4848
01/01/2017 to 12/31/2017         82.491872          94.851399         22,055.0748
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.573262           5.670387         23,408.3656
01/01/2009 to 12/31/2009          5.670387           8.109800         64,728.2600
01/01/2010 to 12/31/2010          8.109800          10.180436         99,664.8668
01/01/2011 to 12/31/2011         10.180436           9.844256        142,399.1406
01/01/2012 to 12/31/2012          9.844256          11.001636        128,501.1338
01/01/2013 to 12/31/2013         11.001636          14.772721        124,462.8650
01/01/2014 to 12/31/2014         14.772721          16.379062        101,107.9567
01/01/2015 to 12/31/2015         16.379062          17.177611         88,671.7489
01/01/2016 to 12/31/2016         17.177611          17.937778         71,256.2674
01/01/2017 to 12/31/2017         17.937778          22.000113         60,272.0815
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         24.389993          16.036905         29,309.0361
01/01/2009 to 12/31/2009         16.036905          19.949853         46,735.8700
01/01/2010 to 12/31/2010         19.949853          24.620764         52,841.8048
01/01/2011 to 12/31/2011         24.620764          23.311362         58,395.7684
01/01/2012 to 12/31/2012         23.311362          26.284529         54,753.5100
01/01/2013 to 12/31/2013         26.284529          33.672929         52,503.1448
01/01/2014 to 12/31/2014         33.672929          36.297762         48,883.5160
01/01/2015 to 12/31/2015         36.297762          32.480771         44,995.0080
01/01/2016 to 12/31/2016         32.480771          36.884267         42,720.8843
01/01/2017 to 12/31/2017         36.884267          39.700298         39,407.2271
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          9.019129           9.877586        106,158.1101
01/01/2014 to 12/31/2014          9.877586           9.386400         97,009.0436
01/01/2015 to 12/31/2015          9.386400           9.027907         97,190.5468
01/01/2016 to 12/31/2016          9.027907           9.324025         87,398.1985
01/01/2017 to 12/31/2017          9.324025          12.365792         74,860.8608
--------------------------        --------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088133           6.042422              0.0000
01/01/2009 to 12/31/2009          6.042422           8.468735         54,107.1200
01/01/2010 to 12/31/2010          8.468735           8.899968         91,580.1730
01/01/2011 to 12/31/2011          8.899968           7.500217        115,747.1641
01/01/2012 to 12/31/2012          7.500217           8.659204        108,736.2914
01/01/2013 to 04/26/2013          8.659204           8.972248              0.0000
--------------------------       ---------          ---------        ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.514057          10.605013          8,069.4320
01/01/2009 to 12/31/2009         10.605013          10.452647        168,966.1600
01/01/2010 to 12/31/2010         10.452647          10.276448        124,507.4258
01/01/2011 to 12/31/2011         10.276448          10.103688        138,853.4964
01/01/2012 to 12/31/2012         10.103688           9.932445        139,418.3602
01/01/2013 to 12/31/2013          9.932445           9.765015        126,747.5357
01/01/2014 to 12/31/2014          9.765015           9.600406        118,776.0650
01/01/2015 to 12/31/2015          9.600406           9.438573         81,635.9940
01/01/2016 to 12/31/2016          9.438573           9.289873         94,936.5295
01/01/2017 to 12/31/2017          9.289873           9.191666         80,451.0138
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.638745          13.880728              0.0000
01/01/2015 to 12/31/2015         13.880728          13.566834              0.0000
01/01/2016 to 12/31/2016         13.566834          13.942382              0.0000
01/01/2017 to 12/31/2017         13.942382          14.658293              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.545175           9.006106              0.0000
01/01/2009 to 12/31/2009          9.006106          10.882653        178,199.8600
01/01/2010 to 12/31/2010         10.882653          11.865753        284,844.2565
01/01/2011 to 12/31/2011         11.865753          11.873279        434,217.1695
01/01/2012 to 12/31/2012         11.873279          12.945732        508,669.2421
01/01/2013 to 12/31/2013         12.945732          13.883120        446,461.8261
01/01/2014 to 04/25/2014         13.883120          13.984114              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.039100           8.708504          2,751.0485
01/01/2009 to 12/31/2009          8.708504          10.795169        236,690.5900
01/01/2010 to 12/31/2010         10.795169          11.929274        586,910.7335
01/01/2011 to 12/31/2011         11.929274          11.714907        827,566.0048
01/01/2012 to 12/31/2012         11.714907          12.943820        885,801.6242
01/01/2013 to 12/31/2013         12.943820          14.535968        814,159.2158
01/01/2014 to 04/25/2014         14.535968          14.586537              0.0000
--------------------------       ---------          ---------        ------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.982160          14.344266        1,244,220.5846
01/01/2015 to 12/31/2015         14.344266          13.951097        1,139,472.9296
01/01/2016 to 12/31/2016         13.951097          14.550937          972,557.0414
01/01/2017 to 12/31/2017         14.550937          15.828863          895,004.7786
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.422303           8.312066            6,328.9888
01/01/2009 to 12/31/2009          8.312066          10.487567          423,966.5500
01/01/2010 to 12/31/2010         10.487567          11.711644        1,445,915.3119
01/01/2011 to 12/31/2011         11.711644          11.318563        1,491,372.9037
01/01/2012 to 12/31/2012         11.318563          12.676909        1,461,916.4386
01/01/2013 to 12/31/2013         12.676909          14.883473        1,214,622.8337
01/01/2014 to 04/25/2014         14.883473          14.890305                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.888224          15.389533        1,189,187.9946
01/01/2015 to 12/31/2015         15.389533          14.938285        1,130,841.9151
01/01/2016 to 12/31/2016         14.938285          15.730003        1,045,643.5436
01/01/2017 to 12/31/2017         15.730003          17.743898          854,540.3589
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.075334           7.986608            1,655.1430
01/01/2009 to 12/31/2009          7.986608          10.215296          139,697.9600
01/01/2010 to 12/31/2010         10.215296          11.598853          141,175.2841
01/01/2011 to 12/31/2011         11.598853          10.962009          132,109.4686
01/01/2012 to 12/31/2012         10.962009          12.470358          138,071.6607
01/01/2013 to 12/31/2013         12.470358          15.437370          197,796.5916
01/01/2014 to 04/25/2014         15.437370          15.360462                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998137           7.019107                0.0000
01/01/2009 to 12/31/2009          7.019107           8.871078           23,497.3900
01/01/2010 to 12/31/2010          8.871078           9.597761           89,704.4226
01/01/2011 to 12/31/2011          9.597761           9.270180           96,816.7887
01/01/2012 to 12/31/2012          9.270180          10.582532           87,785.8602
01/01/2013 to 04/26/2013         10.582532          11.381805                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.347453          15.955756          176,853.9927
01/01/2015 to 12/31/2015         15.955756          15.420708          147,564.3065
01/01/2016 to 12/31/2016         15.420708          16.394979          129,288.6527
01/01/2017 to 12/31/2017         16.394979          19.208132           91,982.2650
--------------------------       ---------          ---------        --------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.245897           8.603054          1,037.5647
01/01/2009 to 12/31/2009          8.603054          11.942581          2,626.7500
01/01/2010 to 12/31/2010         11.942581          13.474414          7,157.9308
01/01/2011 to 12/31/2011         13.474414          14.107583          8,316.4312
01/01/2012 to 12/31/2012         14.107583          15.474756          8,335.3865
01/01/2013 to 12/31/2013         15.474756          20.768498         12,794.5765
01/01/2014 to 12/31/2014         20.768498          20.760186         12,896.2135
01/01/2015 to 12/31/2015         20.760186          18.437567         12,189.1365
01/01/2016 to 12/31/2016         18.437567          22.232898         10,479.9669
01/01/2017 to 12/31/2017         22.232898          24.600198         10,396.9408
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.064846          10.130741              0.0000
01/01/2009 to 12/31/2009         10.130741          14.214541            673.7100
01/01/2010 to 12/31/2010         14.214541          17.132004          5,938.4461
01/01/2011 to 12/31/2011         17.132004          14.106174         12,352.6481
01/01/2012 to 12/31/2012         14.106174          16.350037         14,110.5722
01/01/2013 to 12/31/2013         16.350037          20.511410         12,213.5461
01/01/2014 to 12/31/2014         20.511410          18.815620         14,000.4457
01/01/2015 to 12/31/2015         18.815620          19.563055         14,409.0393
01/01/2016 to 12/31/2016         19.563055          20.353916         12,326.7185
01/01/2017 to 12/31/2017         20.353916          26.104844         11,708.4717
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         22.046869          22.395704          1,832.2479
01/01/2017 to 12/31/2017         22.395704          26.160961          1,906.8595
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))
05/04/2009 to 12/31/2009         12.798486          15.659452            144.9400
01/01/2010 to 12/31/2010         15.659452          17.848335          4,792.6702
01/01/2011 to 12/31/2011         17.848335          16.693124          1,504.9575
01/01/2012 to 12/31/2012         16.693124          18.113252            789.9090
01/01/2013 to 12/31/2013         18.113252          23.633637            693.2496
01/01/2014 to 12/31/2014         23.633637          25.775246            638.9217
01/01/2015 to 12/31/2015         25.775246          25.277248            628.4541
01/01/2016 to 04/29/2016         25.277248          25.410021              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.734651           8.769752         12,657.4242
01/01/2009 to 12/31/2009          8.769752          11.366087         27,621.3100
01/01/2010 to 12/31/2010         11.366087          12.495080         51,576.8341
01/01/2011 to 12/31/2011         12.495080          11.771472         49,516.9796
01/01/2012 to 12/31/2012         11.771472          13.041871         45,000.0569
01/01/2013 to 12/31/2013         13.041871          17.121148         34,774.6859
01/01/2014 to 12/31/2014         17.121148          18.590970         19,848.4718
01/01/2015 to 12/31/2015         18.590970          18.691868         15,856.4766
01/01/2016 to 12/31/2016         18.691868          19.691157         11,122.2538
01/01/2017 to 12/31/2017         19.691157          23.023103         10,083.5725
--------------------------       ---------          ---------         -----------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.621041          17.394570         10,008.6654
01/01/2014 to 12/31/2014         17.394570          18.961291          9,803.6423
01/01/2015 to 12/31/2015         18.961291          19.127133          9,082.2600
01/01/2016 to 12/31/2016         19.127133          19.774609          8,409.8938
01/01/2017 to 12/31/2017         19.774609          24.290234          7,863.6140
--------------------------       ---------          ---------         -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.457950           7.856759             56.2910
01/01/2009 to 12/31/2009          7.856759          11.367520          1,506.0800
01/01/2010 to 12/31/2010         11.367520          14.211806          7,638.2543
01/01/2011 to 12/31/2011         14.211806          12.929589         18,578.5618
01/01/2012 to 12/31/2012         12.929589          13.475635         15,459.3732
01/01/2013 to 04/26/2013         13.475635          14.526966              0.0000
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.808748           7.990082         15,306.2113
01/01/2009 to 12/31/2009          7.990082          10.963262         34,497.9200
01/01/2010 to 12/31/2010         10.963262          11.998016         49,121.2612
01/01/2011 to 12/31/2011         11.998016          11.822340         69,608.7160
01/01/2012 to 12/31/2012         11.822340          13.430120        107,836.9467
01/01/2013 to 12/31/2013         13.430120          18.053842         93,676.4056
01/01/2014 to 12/31/2014         18.053842          19.301419         75,371.2263
01/01/2015 to 12/31/2015         19.301419          20.976066         59,516.5087
01/01/2016 to 12/31/2016         20.976066          20.595720         58,231.2186
01/01/2017 to 12/31/2017         20.595720          27.739682         48,298.3502
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.978854           5.708855              0.0000
01/01/2009 to 12/31/2009          5.708855           6.917618          3,641.2400
01/01/2010 to 12/31/2010          6.917618           7.847376         47,372.7820
01/01/2011 to 12/31/2011          7.847376           7.419110         53,311.4079
01/01/2012 to 12/31/2012          7.419110           8.217708         53,387.6857
01/01/2013 to 04/26/2013          8.217708           8.822871              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.114613           5.375437         21,773.6487
01/01/2009 to 12/31/2009          5.375437           7.594442         17,253.3200
01/01/2010 to 12/31/2010          7.594442           8.168089         15,920.7699
01/01/2011 to 12/31/2011          8.168089           7.919813         15,370.3508
01/01/2012 to 04/27/2012          7.919813           8.901065              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.970405          14.432061         12,363.3200
01/01/2010 to 12/31/2010         14.432061          14.990574         33,268.2730
01/01/2011 to 12/31/2011         14.990574          15.792405         47,040.4066
01/01/2012 to 12/31/2012         15.792405          16.081078         49,442.5616
01/01/2013 to 12/31/2013         16.081078          15.403624         50,798.9974
01/01/2014 to 12/31/2014         15.403624          15.970809         51,157.1439
01/01/2015 to 12/31/2015         15.970809          15.692748         40,410.0251
01/01/2016 to 12/31/2016         15.692748          15.750133         39,537.2977
01/01/2017 to 12/31/2017         15.750133          15.940256         42,885.1745
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.790776          13.423926          5,460.0200
01/01/2010 to 12/31/2010         13.423926          16.618440         15,712.6799
01/01/2011 to 12/31/2011         16.618440          15.972962         19,988.6813
01/01/2012 to 12/31/2012         15.972962          18.413613         20,094.9979
01/01/2013 to 12/31/2013         18.413613          24.032702         16,583.5027
01/01/2014 to 12/31/2014         24.032702          25.804243         15,073.7711
01/01/2015 to 12/31/2015         25.804243          24.690002         14,086.2063
01/01/2016 to 12/31/2016         24.690002          29.148710          9,669.7646
01/01/2017 to 12/31/2017         29.148710          33.130385         15,180.7479
--------------------------       ---------          ---------         -----------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.942261          11.500633         12,717.7200
01/01/2010 to 12/31/2010         11.500633          12.184786         32,300.4666
01/01/2011 to 12/31/2011         12.184786          10.463963         45,416.1303
01/01/2012 to 12/31/2012         10.463963          12.132116         47,660.6598
01/01/2013 to 12/31/2013         12.132116          14.484592         40,021.2906
01/01/2014 to 12/31/2014         14.484592          13.338910         41,073.4983
01/01/2015 to 12/31/2015         13.338910          12.942142         40,870.3169
01/01/2016 to 12/31/2016         12.942142          12.847237         41,986.2222
01/01/2017 to 12/31/2017         12.847237          15.731562         39,310.9586
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.084862          13.616758          4,769.1200
01/01/2010 to 12/31/2010         13.616758          16.941199         13,442.7810
01/01/2011 to 12/31/2011         16.941199          15.935329         21,577.0763
01/01/2012 to 12/31/2012         15.935329          18.163273         18,744.1300
01/01/2013 to 12/31/2013         18.163273          24.664599         29,025.9697
01/01/2014 to 12/31/2014         24.664599          25.395812         26,297.2670
01/01/2015 to 12/31/2015         25.395812          23.835054         24,589.3644
01/01/2016 to 12/31/2016         23.835054          28.336857         22,760.1311
01/01/2017 to 12/31/2017         28.336857          31.844273         26,393.7759
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.501110           8.327330            422.8470
01/01/2009 to 12/31/2009          8.327330          10.309070            403.2800
01/01/2010 to 12/31/2010         10.309070          11.604052         19,115.6838
01/01/2011 to 12/31/2011         11.604052          11.595415         35,432.9048
01/01/2012 to 12/31/2012         11.595415          13.157692         38,187.0111
01/01/2013 to 12/31/2013         13.157692          17.036502         34,094.3347
01/01/2014 to 12/31/2014         17.036502          18.943294         31,879.8309
01/01/2015 to 12/31/2015         18.943294          18.794073         30,288.3578
01/01/2016 to 12/31/2016         18.794073          20.580487         13,361.3865
01/01/2017 to 12/31/2017         20.580487          24.530788         14,413.6803
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.077339          21.079629         13,266.7569
01/01/2014 to 12/31/2014         21.079629          22.913203         15,133.9818
01/01/2015 to 12/31/2015         22.913203          22.444852         13,169.3617
01/01/2016 to 12/31/2016         22.444852          25.176928         12,142.4435
01/01/2017 to 12/31/2017         25.176928          29.106011         11,324.7231
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998137           6.586494          3,107.3202
01/01/2009 to 12/31/2009          6.586494           8.086847         22,533.7800
01/01/2010 to 12/31/2010          8.086847           8.827011         34,566.1106
01/01/2011 to 12/31/2011          8.827011           8.631059         39,591.6974
01/01/2012 to 12/31/2012          8.631059           9.665608         38,256.2339
01/01/2013 to 04/26/2013          9.665608          10.577718              0.0000
--------------------------       ---------          ---------         -----------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.314500          24.070792         79,799.7731
01/01/2014 to 12/31/2014         24.070792          23.593914         74,993.9319
01/01/2015 to 12/31/2015         23.593914          23.284341         66,998.2143
01/01/2016 to 12/31/2016         23.284341          27.102686         58,115.1792
01/01/2017 to 12/31/2017         27.102686          30.774264         53,172.0627
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.392789           9.336585         69,262.7538
01/01/2009 to 12/31/2009          9.336585          12.553632         78,277.8600
01/01/2010 to 12/31/2010         12.553632          15.163466         85,338.8030
01/01/2011 to 12/31/2011         15.163466          14.121784        106,107.0880
01/01/2012 to 12/31/2012         14.121784          14.616294        111,323.2311
01/01/2013 to 04/26/2013         14.616294          15.832980              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.892997           8.686068        157,291.3126
01/01/2014 to 12/31/2014          8.686068           9.293357        149,729.3136
01/01/2015 to 12/31/2015          9.293357          10.097215        144,595.6716
01/01/2016 to 12/31/2016         10.097215          10.079074        120,552.9781
01/01/2017 to 12/31/2017         10.079074          13.227105         98,906.3015
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.274282           3.426273          5,485.7605
01/01/2009 to 12/31/2009          3.426273           5.355128          3,087.0800
01/01/2010 to 12/31/2010          5.355128           6.722797         40,745.1141
01/01/2011 to 12/31/2011          6.722797           5.955652         56,290.8164
01/01/2012 to 12/31/2012          5.955652           6.564241         47,345.7196
01/01/2013 to 04/26/2013          6.564241           6.857823              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.609750          14.735275          7,495.8900
01/01/2010 to 12/31/2010         14.735275          18.691855         14,736.4515
01/01/2011 to 12/31/2011         18.691855          15.312963         28,867.5296
01/01/2012 to 12/31/2012         15.312963          15.441600         31,955.9405
01/01/2013 to 12/31/2013         15.441600          16.814038         31,257.6303
01/01/2014 to 12/31/2014         16.814038          13.418816         38,356.7974
01/01/2015 to 12/31/2015         13.418816           8.870809         51,747.9934
01/01/2016 to 12/31/2016          8.870809          12.536030         28,189.3004
01/01/2017 to 12/31/2017         12.536030          12.233980         31,865.0224
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.117003          29.105541         10,389.6692
01/01/2017 to 12/31/2017         29.105541          30.886265         10,486.7665
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.054020          15.247159          4,858.1963
01/01/2009 to 12/31/2009         15.247159          20.502574          4,359.7500
01/01/2010 to 12/31/2010         20.502574          22.770604         10,934.4573
01/01/2011 to 12/31/2011         22.770604          23.385918         12,530.7420
01/01/2012 to 12/31/2012         23.385918          25.966254         13,064.3319
01/01/2013 to 12/31/2013         25.966254          27.565508         12,837.6657
01/01/2014 to 12/31/2014         27.565508          28.409567         11,032.3744
01/01/2015 to 12/31/2015         28.409567          27.323332         10,811.5127
01/01/2016 to 04/29/2016         27.323332          28.126030              0.0000
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      28.691111          29.725846            19,599.9027
01/01/2017 to 12/31/2017      29.725846          31.559957            20,178.6844
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      22.682850          23.778342            13,665.4080
01/01/2011 to 12/31/2011      23.778342          24.186816            28,834.3849
01/01/2012 to 12/31/2012      24.186816          26.500717            23,034.4088
01/01/2013 to 12/31/2013      26.500717          26.421601            27,641.0312
01/01/2014 to 12/31/2014      26.421601          27.130269            24,823.1682
01/01/2015 to 12/31/2015      27.130269          26.284221            22,477.8313
01/01/2016 to 04/29/2016      26.284221          26.909449                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      15.951480          15.598421                 0.0000
01/01/2009 to 12/31/2009      15.598421          15.961234            16,133.8200
01/01/2010 to 12/31/2010      15.961234          16.554108            22,949.0414
01/01/2011 to 12/31/2011      16.554108          17.132835            37,472.8416
01/01/2012 to 12/31/2012      17.132835          17.355841            44,879.6392
01/01/2013 to 12/31/2013      17.355841          16.908810            42,575.3365
01/01/2014 to 12/31/2014      16.908810          17.047712            62,045.8160
01/01/2015 to 12/31/2015      17.047712          16.811806            65,252.0359
01/01/2016 to 12/31/2016      16.811806          16.697223            38,275.9958
01/01/2017 to 12/31/2017      16.697223          16.691666            34,403.7348

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and the financial statements of the Company and the consolidated financial statements of Metropolitan Tower Life Insurance Company ("Met Tower Life") are included herein. Also included are the consolidated financial statements of General American Life Insurance Company ("General American") and an unaudited narrative description of the PRO FORMA effects of the merger of Met Tower Life and General American.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract and the consolidated financial statements of Met Tower Life as bearing upon its ability, as guarantor, to meet its obligations under the guarantee agreement.

The consolidated financial statements of Met Tower Life and General American are included because for Class L contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts. Effective following the close of business on April 27, 2018, General American was merged into Met Tower Life. As a result of the merger, Met Tower Life assumed legal ownership of all of the assets of General American and has become responsible for all of General American's liabilities and obligations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Variable Annuity Account B
and Board of Directors of
Brighthouse Life Insurance Company of NY

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account B (formerly First MetLife Investors Variable Annuity Account One) (the "Separate Account") of Brighthouse Life Insurance Company of NY (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in
Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2000.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                             AMERICAN FUNDS
                                                AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS
                                                     BOND              GLOBAL GROWTH         CAPITALIZATION            GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $          9,619,189   $        26,149,132   $          5,191,816   $        54,936,706
   Due from Brighthouse Life Insurance
     Company of NY.........................                    --                    --                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................             9,619,189            26,149,132              5,191,816            54,936,706
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                    21                    29                     17                    16
   Due to Brighthouse Life Insurance
     Company of NY.........................                    --                     1                     --                     2
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                    21                    30                     17                    18
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $          9,619,168   $        26,149,102   $          5,191,799   $        54,936,688
                                             ====================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $          9,619,168   $        26,149,102   $          5,191,799   $        54,903,936
   Net assets from contracts in payout.....                    --                    --                     --                32,752
                                             --------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $          9,619,168   $        26,149,102   $          5,191,799   $        54,936,688
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                       BHFTI ALLIANZ             BHFTI
                                                                                     GLOBAL INVESTORS       AMERICAN FUNDS
                                            AMERICAN FUNDS        BHFTI AB GLOBAL         DYNAMIC              BALANCED
                                             GROWTH-INCOME      DYNAMIC ALLOCATION   MULTI-ASSET PLUS         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        29,538,857  $       154,611,339  $         4,585,500  $        226,000,560
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           29,538,857          154,611,339            4,585,500           226,000,560
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   20                   53                   31                    21
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    1                    1                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   20                   54                   32                    21
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        29,538,837  $       154,611,285  $         4,585,468  $        226,000,539
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        29,508,973  $       154,603,159  $         4,585,468  $        225,945,544
   Net assets from contracts in payout..               29,864                8,126                   --                54,995
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        29,538,837  $       154,611,285  $         4,585,468  $        226,000,539
                                          ===================  ===================  ===================  ====================


                                                  BHFTI                BHFTI                 BHFTI               BHFTI AQR
                                             AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL RISK
                                            GROWTH ALLOCATION         GROWTH          MODERATE ALLOCATION        BALANCED
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        112,574,239  $        53,468,665  $        110,213,893  $       129,921,151
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           112,574,239           53,468,665           110,213,893          129,921,151
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   25                    21                   39
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    --                   25                    21                   39
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        112,574,239  $        53,468,640  $        110,213,872  $       129,921,112
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        112,574,239  $        53,468,640  $        110,163,415  $       129,914,724
   Net assets from contracts in payout..                    --                   --                50,457                6,388
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        112,574,239  $        53,468,640  $        110,213,872  $       129,921,112
                                          ====================  ===================  ====================  ===================


                                                  BHFTI                 BHFTI
                                            BLACKROCK GLOBAL          BLACKROCK
                                           TACTICAL STRATEGIES       HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        280,307,780  $        19,418,309
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           280,307,780           19,418,309
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    52                   45
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    52                   46
                                          --------------------  -------------------

NET ASSETS..............................  $        280,307,728  $        19,418,263
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        280,307,728  $        19,416,563
   Net assets from contracts in payout..                    --                1,700
                                          --------------------  -------------------
       Total Net Assets.................  $        280,307,728  $        19,418,263
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI                                                           BHFTI
                                               BRIGHTHOUSE              BHFTI                 BHFTI           BRIGHTHOUSE/
                                                  ASSET              BRIGHTHOUSE           BRIGHTHOUSE      ABERDEEN EMERGING
                                             ALLOCATION 100         BALANCED PLUS        SMALL CAP VALUE     MARKETS EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        112,305,727  $        478,881,979  $        33,921,518  $        33,062,007
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................           112,305,727           478,881,979           33,921,518           33,062,007
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    39                    30                   19                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                     1                    --                    1                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    40                    30                   20                   31
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        112,305,687  $        478,881,949  $        33,921,498  $        33,061,976
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        112,123,036  $        478,716,845  $        33,921,498  $        33,060,827
   Net assets from contracts in payout..               182,651               165,104                   --                1,149
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        112,305,687  $        478,881,949  $        33,921,498  $        33,061,976
                                          ====================  ====================  ===================  ===================

                                                                       BHFTI                BHFTI                 BHFTI
                                                  BHFTI            BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE/         FRANKLIN LOW           TEMPLETON            WELLINGTON
                                               EATON VANCE           DURATION           INTERNATIONAL           LARGE CAP
                                              FLOATING RATE        TOTAL RETURN             BOND                RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          6,134,784  $        16,812,391  $         2,879,512  $          1,770,450
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................             6,134,784           16,812,391            2,879,512             1,770,450
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    22                   16                   31                    18
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    22                   16                   31                    19
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
                                          ====================  ===================  ===================  ====================


                                                                        BHFTI
                                              BHFTI CLARION          CLEARBRIDGE
                                                 GLOBAL              AGGRESSIVE
                                               REAL ESTATE             GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         22,377,621  $         49,652,746
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                     2
                                          --------------------  --------------------
        Total Assets....................            22,377,621            49,652,748
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    44                    48
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    44                    48
                                          --------------------  --------------------

NET ASSETS..............................  $         22,377,577  $         49,652,700
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         22,363,226  $         49,641,298
   Net assets from contracts in payout..                14,351                11,402
                                          --------------------  --------------------
        Total Net Assets................  $         22,377,577  $         49,652,700
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI            BHFTI INVESCO                              BHFTI INVESCO
                                             HARRIS OAKMARK        BALANCED-RISK         BHFTI INVESCO          SMALL CAP
                                              INTERNATIONAL         ALLOCATION             COMSTOCK              GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         59,124,057  $        45,663,056  $        40,230,733  $         28,043,763
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            59,124,057           45,663,056           40,230,733            28,043,763
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    61                   34                   38                    60
   Due to Brighthouse Life Insurance
     Company of NY......................                     1                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    62                   34                   38                    60
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         59,123,995  $        45,663,022  $        40,230,695  $         28,043,703
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         59,069,770  $        45,663,022  $        40,214,992  $         27,976,273
   Net assets from contracts in payout..                54,225                   --               15,703                67,430
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         59,123,995  $        45,663,022  $        40,230,695  $         28,043,703
                                          ====================  ===================  ===================  ====================

                                                                      BHFTI                 BHFTI
                                                 BHFTI              JPMORGAN              JPMORGAN               BHFTI
                                               JPMORGAN           GLOBAL ACTIVE           SMALL CAP          LOOMIS SAYLES
                                               CORE BOND           ALLOCATION               VALUE           GLOBAL MARKETS
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        30,544,274  $        66,524,388  $          4,196,007  $        19,824,773
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           30,544,274           66,524,388             4,196,007           19,824,774
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                   60                    43                   27
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    8                   60                    43                   27
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        30,544,266  $        66,524,328  $          4,195,964  $        19,824,747
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        30,544,266  $        66,524,328  $          4,193,563  $        19,824,747
   Net assets from contracts in payout..                   --                   --                 2,401                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        30,544,266  $        66,524,328  $          4,195,964  $        19,824,747
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                                 METLIFE            BHFTI MFS
                                               MULTI-INDEX          RESEARCH
                                              TARGETED RISK       INTERNATIONAL
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        50,297,957  $        33,006,239
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                   --
                                          -------------------  -------------------
       Total Assets.....................           50,297,958           33,006,239
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   56                   65
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   56                   65
                                          -------------------  -------------------

NET ASSETS..............................  $        50,297,902  $        33,006,174
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        50,297,902  $        33,006,174
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        50,297,902  $        33,006,174
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                             BHFTI
                                                   BHFTI                BHFTI              PANAGORA               BHFTI
                                              MORGAN STANLEY         OPPENHEIMER            GLOBAL           PIMCO INFLATION
                                              MID CAP GROWTH        GLOBAL EQUITY      DIVERSIFIED RISK      PROTECTED BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        11,771,151  $         4,485,753  $         4,420,966  $        63,569,328
   Due from Brighthouse Life Insurance
     Company of NY........................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           11,771,152            4,485,753            4,420,966           63,569,328
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   53                   45                   40                   14
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   53                   45                   41                   14
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        11,771,099  $         4,485,708  $         4,420,925  $        63,569,314
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,757,322  $         4,485,708  $         4,420,925  $        63,550,838
   Net assets from contracts in payout....               13,777                   --                   --               18,476
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        11,771,099  $         4,485,708  $         4,420,925  $        63,569,314
                                            ===================  ===================  ===================  ===================

                                                                         BHFTI                BHFTI                BHFTI
                                                    BHFTI               PYRAMIS             SCHRODERS            SCHRODERS
                                                    PIMCO             GOVERNMENT             GLOBAL               GLOBAL
                                                TOTAL RETURN            INCOME           MULTI-ASSET II         MULTI-ASSET
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       137,443,778  $        45,326,617  $        24,346,021  $        27,150,830
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          137,443,778           45,326,617           24,346,021           27,150,830
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   40                   53                   35                   56
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   40                   54                   35                   56
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       137,443,738  $        45,326,563  $        24,345,986  $        27,150,774
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       137,418,989  $        45,326,563  $        24,345,986  $        27,150,774
   Net assets from contracts in payout....               24,749                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       137,443,738  $        45,326,563  $        24,345,986  $        27,150,774
                                            ===================  ===================  ===================  ===================


                                                 BHFTI SSGA
                                                 GROWTH AND           BHFTI SSGA
                                                 INCOME ETF           GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        93,890,617  $        51,354,166
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           93,890,617           51,354,166
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   34                   11
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   34                   11
                                            -------------------  -------------------

NET ASSETS................................  $        93,890,583  $        51,354,155
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        93,655,964  $        51,354,155
   Net assets from contracts in payout....              234,619                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        93,890,583  $        51,354,155
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                               BHFTI WELLS
                                              BHFTI T. ROWE        BHFTI T. ROWE        BHFTI VICTORY            CAPITAL
                                               PRICE LARGE           PRICE MID          SYCAMORE MID           MANAGEMENT
                                                CAP VALUE           CAP GROWTH            CAP VALUE           MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         57,030,369  $        45,885,970  $        19,531,334  $         23,680,593
   Due from Brighthouse Life Insurance
     Company of NY......................                     2                   --                    1                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            57,030,371           45,885,970           19,531,335            23,680,593
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    81                   29                   46                    22
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    81                   29                   46                    22
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         57,030,290  $        45,885,941  $        19,531,289  $         23,680,571
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         57,014,536  $        45,840,630  $        19,531,289  $         23,672,219
   Net assets from contracts in payout..                15,754               45,311                   --                 8,352
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         57,030,290  $        45,885,941  $        19,531,289  $         23,680,571
                                          ====================  ===================  ===================  ====================

                                            BHFTII BAILLIE                                  BHFTII                BHFTII
                                                GIFFORD               BHFTII               BLACKROCK             BLACKROCK
                                             INTERNATIONAL           BLACKROCK              CAPITAL             ULTRA-SHORT
                                                 STOCK              BOND INCOME          APPRECIATION            TERM BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        15,411,008  $          8,551,054  $          1,609,438  $         48,408,236
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           15,411,008             8,551,054             1,609,438            48,408,236
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   26                    45                    55                    83
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   26                    45                    55                    83
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        15,410,982  $          8,551,009  $          1,609,383  $         48,408,153
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,410,982  $          8,551,009  $          1,609,383  $         48,405,916
   Net assets from contracts in payout..                   --                    --                    --                 2,237
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        15,410,982  $          8,551,009  $          1,609,383  $         48,408,153
                                          ===================  ====================  ====================  ====================

                                                 BHFTII              BHFTII
                                               BRIGHTHOUSE         BRIGHTHOUSE
                                                  ASSET               ASSET
                                              ALLOCATION 20       ALLOCATION 40
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         8,177,663  $       361,067,014
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Assets....................            8,177,663          361,067,014
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   36                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                   36                   30
                                          -------------------  -------------------

NET ASSETS..............................  $         8,177,627  $       361,066,984
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,177,627  $       361,010,302
   Net assets from contracts in payout..                   --               56,682
                                          -------------------  -------------------
        Total Net Assets................  $         8,177,627  $       361,066,984
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                 BHFTII
                                                 BHFTII                BHFTII              BHFTII             BRIGHTHOUSE/
                                               BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/           DIMENSIONAL
                                                  ASSET                 ASSET              ARTISAN            INTERNATIONAL
                                              ALLOCATION 60         ALLOCATION 80       MID CAP VALUE         SMALL COMPANY
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        534,880,457  $       436,267,214  $        14,660,075  $          5,931,215
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   --                    1                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           534,880,458          436,267,214           14,660,076             5,931,215
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                   20                   18                    20
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    35                   20                   18                    20
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        534,880,423  $       436,267,194  $        14,660,058  $          5,931,195
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        534,857,010  $       436,101,565  $        14,660,058  $          5,931,195
   Net assets from contracts in payout..                23,413              165,629                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        534,880,423  $       436,267,194  $        14,660,058  $          5,931,195
                                          ====================  ===================  ===================  ====================

                                                BHFTII
                                             BRIGHTHOUSE/
                                              WELLINGTON             BHFTII                                      BHFTII
                                              CORE EQUITY           FRONTIER               BHFTII             LOOMIS SAYLES
                                             OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH       SMALL CAP CORE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        84,620,093  $         8,547,784  $         50,368,797  $            857,368
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................           84,620,093            8,547,784            50,368,797               857,368
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  137                   22                    65                     9
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                  137                   22                    65                     9
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        84,619,956  $         8,547,762  $         50,368,732  $            857,359
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        84,605,514  $         8,547,762  $         50,351,873  $            841,905
   Net assets from contracts in payout..               14,442                   --                16,859                15,454
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        84,619,956  $         8,547,762  $         50,368,732  $            857,359
                                          ===================  ===================  ====================  ====================


                                                 BHFTII               BHFTII
                                              LOOMIS SAYLES           METLIFE
                                                SMALL CAP            AGGREGATE
                                                 GROWTH             BOND INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           531,187  $        17,636,245
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Assets....................              531,187           17,636,245
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   16                   34
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    1
                                          -------------------  -------------------
        Total Liabilities...............                   17                   35
                                          -------------------  -------------------

NET ASSETS..............................  $           531,170  $        17,636,210
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           531,170  $        17,636,210
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $           531,170  $        17,636,210
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                             BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                           MID CAP STOCK INDEX     MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         8,569,059   $          7,402,593  $        11,503,444  $        53,390,993
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                      1                    1                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................            8,569,059              7,402,594           11,503,445           53,390,993
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   21                     20                   12                   15
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   21                     20                   12                   15
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
   Net assets from contracts in payout..                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
                                          ====================  ====================  ===================  ===================

                                                                                                               BHFTII
                                                BHFTII               BHFTII           BHFTII NEUBERGER      T. ROWE PRICE
                                           MFS TOTAL RETURN         MFS VALUE          BERMAN GENESIS     LARGE CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,754,288  $        25,125,536  $        12,542,108  $        26,386,846
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            7,754,288           25,125,536           12,542,108           26,386,846
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   46                   37                   35                   20
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   46                   37                   35                   20
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         7,754,242  $        25,125,499  $        12,542,073  $        26,386,826
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,754,242  $        25,083,012  $        12,501,689  $        26,386,826
   Net assets from contracts in payout..                   --               42,487               40,384                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         7,754,242  $        25,125,499  $        12,542,073  $        26,386,826
                                          ===================  ===================  ===================  ===================

                                                 BHFTII            BHFTII VANECK
                                              T. ROWE PRICE       GLOBAL NATURAL
                                            SMALL CAP GROWTH         RESOURCES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           502,279  $         4,961,089
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              502,279            4,961,089
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   20                   35
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   20                   35
                                          -------------------  -------------------

NET ASSETS..............................  $           502,259  $         4,961,054
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           502,259  $         4,961,054
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           502,259  $         4,961,054
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                            BHFTII WESTERN
                                           ASSET MANAGEMENT       BHFTII WESTERN
                                            STRATEGIC BOND       ASSET MANAGEMENT        FIDELITY VIP        FIDELITY VIP
                                             OPPORTUNITIES        U.S. GOVERNMENT         CONTRAFUND         EQUITY-INCOME
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        72,787,420  $         25,666,726  $        20,973,155  $            64,487
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................           72,787,420            25,666,726           20,973,155               64,487
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  123                    55                   39                   10
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    --                    1                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                  124                    55                   40                   10
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        72,787,296  $         25,666,671  $        20,973,115  $            64,477
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        72,773,766  $         25,642,686  $        20,973,115  $            64,477
   Net assets from contracts in payout..               13,530                23,985                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        72,787,296  $         25,666,671  $        20,973,115  $            64,477
                                          ===================  ====================  ===================  ===================



                                             FIDELITY VIP         FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                MID CAP             INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        17,298,566  $         21,557,578  $          3,922,185  $         4,131,058
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     1                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           17,298,566            21,557,579             3,922,185            4,131,058
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   13                    25                    28                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   13                    25                    28                   30
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
                                          ===================  ====================  ====================  ====================



                                            FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                               FOREIGN VIP         GLOBAL BOND VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,194,065  $        10,736,752
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
        Total Assets....................            12,194,065           10,736,752
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    32                   13
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    32                   13
                                          --------------------  -------------------

NET ASSETS..............................  $         12,194,033  $        10,736,739
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,177,860  $        10,736,739
   Net assets from contracts in payout..                16,173                   --
                                          --------------------  -------------------
        Total Net Assets................  $         12,194,033  $        10,736,739
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                            LMPVET                LMPVET
                                             INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                           EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        18,649,198  $         10,924,173   $        18,447,723  $         26,287,479
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     1                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           18,649,198            10,924,174            18,447,723            26,287,479
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   16                    39                    28                    21
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    20
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   16                    39                    28                    41
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        18,649,182  $         10,924,135   $        18,447,695  $         26,287,438
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        18,649,182  $         10,924,135   $        18,421,263  $         26,287,438
   Net assets from contracts in payout..                   --                    --                26,432                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        18,649,182  $         10,924,135   $        18,447,695  $         26,287,438
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         15,145,921  $           286,554    $           445,257  $          4,979,214
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            15,145,922              286,554                445,257             4,979,214
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                   23                     16                    48
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    35                   23                     16                    48
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         15,145,887  $           286,531    $           445,241  $          4,979,166
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         15,145,887  $           278,661    $           445,241  $          4,979,166
   Net assets from contracts in payout..                    --                7,870                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         15,145,887  $           286,531    $           445,241  $          4,979,166
                                          ====================  ====================  ====================  ====================

                                                 LMPVET
                                               QS VARIABLE             LMPVET
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,336,157   $          1,420,333
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     --
                                          --------------------  --------------------
        Total Assets....................            2,336,157              1,420,333
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   21                      7
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                      1
                                          --------------------  --------------------
        Total Liabilities...............                   21                      8
                                          --------------------  --------------------

NET ASSETS..............................  $         2,336,136   $          1,420,325
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,336,136   $          1,420,325
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
        Total Net Assets................  $         2,336,136   $          1,420,325
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                   LMPVIT WESTERN
                                                 LMPVET            ASSET VARIABLE         OPPENHEIMER
                                               QS VARIABLE           GLOBAL HIGH        VA MAIN STREET           PIMCO VIT
                                             MODERATE GROWTH         YIELD BOND            SMALL CAP            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             57,795  $         8,480,348  $          4,378,813  $           124,791
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................                57,795            8,480,348             4,378,813              124,791
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    15                   27                    21                   18
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    15                   27                    21                   18
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             57,780  $         8,480,321  $          4,378,792  $           124,773
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             57,780  $         8,480,321  $          4,378,792  $           124,773
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             57,780  $         8,480,321  $          4,378,792  $           124,773
                                          ====================  ===================  ====================  ===================



                                                PIMCO VIT          PIONEER VCT           PIONEER VCT          PUTNAM VT
                                              LOW DURATION        MID CAP VALUE      REAL ESTATE SHARES     EQUITY INCOME
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            59,462  $         2,454,390  $            12,157  $            87,875
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................               59,462            2,454,390               12,157               87,875
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                   33                    6                    8
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    8                   33                    6                    9
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $            59,454  $         2,454,357  $            12,151  $            87,866
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            59,454  $         2,454,357  $            12,151  $            87,866
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $            59,454  $         2,454,357  $            12,151  $            87,866
                                          ===================  ===================  ===================  ===================



                                                PUTNAM VT      RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH    ESTATE SECURITIES
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           260,563  $             8,649
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              260,563                8,649
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    3                    4
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                    3                    4
                                          -------------------  -------------------

NET ASSETS..............................  $           260,560  $             8,645
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           260,560  $             8,645
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           260,560  $             8,645
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017



                                                 RUSSELL                                     RUSSELL               RUSSELL
                                              INTERNATIONAL            RUSSELL           U.S. SMALL CAP        U.S. STRATEGIC
                                            DEVELOPED MARKETS      STRATEGIC BOND            EQUITY                EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             14,246  $             24,275  $              4,854  $             53,813
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                14,246                24,275                 4,854                53,813
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     8                     4                     7                     2
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     8                     5                     7                     2
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             14,238  $             24,270  $              4,847  $             53,811
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             14,238  $             24,270  $              4,847  $             53,811
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             14,238  $             24,270  $              4,847  $             53,811
                                          ====================  ====================  ====================  ====================

                                                TAP 1919
                                            VARIABLE SOCIALLY
                                               RESPONSIVE
                                                BALANCED
                                               SUB-ACCOUNT
                                          ---------------------
ASSETS:
   Investments at fair value............  $              15,067
   Due from Brighthouse Life Insurance
     Company of NY......................                     --
                                          ---------------------
        Total Assets....................                 15,067
                                          ---------------------
LIABILITIES:
   Accrued fees.........................                     11
   Due to Brighthouse Life Insurance
     Company of NY......................                      1
                                          ---------------------
        Total Liabilities...............                     12
                                          ---------------------

NET ASSETS..............................  $              15,055
                                          =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              15,055
   Net assets from contracts in payout..                     --
                                          ---------------------
        Total Net Assets................  $              15,055
                                          =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS
                                                    BOND             GLOBAL GROWTH       CAPITALIZATION           GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           185,041  $           161,527  $            21,583  $          262,432
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              104,124              313,768               47,711             663,489
      Administrative charges...............               23,889               62,291               12,505             133,602
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              128,013              376,059               60,216             797,091
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....               57,028            (214,532)             (38,633)           (534,659)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              140,066              748,932                   --           5,118,207
      Realized gains (losses) on sale of
        investments........................                3,543              592,393               97,260           1,622,041
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......              143,609            1,341,325               97,260           6,740,248
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               15,844            5,246,393            1,030,071           6,273,817
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              159,453            6,587,718            1,127,331          13,014,065
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           216,481  $         6,373,186  $         1,088,698  $       12,479,406
                                             ===================  ===================  ===================  ==================

                                                                                          BHFTI ALLIANZ            BHFTI
                                                                                        GLOBAL INVESTORS      AMERICAN FUNDS
                                               AMERICAN FUNDS       BHFTI AB GLOBAL          DYNAMIC             BALANCED
                                                GROWTH-INCOME     DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           392,137  $         2,238,546  $           56,549  $         3,278,207
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              376,255            1,840,265              42,618            2,874,006
      Administrative charges...............               70,828              379,096               9,393              548,051
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              447,083            2,219,361              52,011            3,422,057
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (54,946)               19,185               4,538            (143,850)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,819,573                   --                  --           11,011,412
      Realized gains (losses) on sale of
        investments........................              507,813            2,006,326              11,847            2,350,843
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            2,327,386            2,006,326              11,847           13,362,255
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,014,832           15,173,077             473,254           17,481,743
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,342,218           17,179,403             485,101           30,843,998
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,287,272  $        17,198,588  $          489,639  $        30,700,148
                                             ===================  ===================  ==================  ===================


                                                     BHFTI                BHFTI
                                                AMERICAN FUNDS       AMERICAN FUNDS
                                               GROWTH ALLOCATION         GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,327,368  $           203,740
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,457,069              690,777
      Administrative charges...............              267,335              127,578
                                             -------------------  -------------------
        Total expenses.....................            1,724,404              818,355
                                             -------------------  -------------------
          Net investment income (loss).....            (397,036)            (614,615)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,796,124            5,360,623
      Realized gains (losses) on sale of
        investments........................            1,464,113              896,473
                                             -------------------  -------------------
          Net realized gains (losses)......            8,260,237            6,257,096
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,042,632            6,014,644
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           19,302,869           12,271,740
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,905,833  $        11,657,125
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                    BHFTI              BHFTI AQR              BHFTI                BHFTI
                                               AMERICAN FUNDS         GLOBAL RISK       BLACKROCK GLOBAL         BLACKROCK
                                             MODERATE ALLOCATION       BALANCED        TACTICAL STRATEGIES      HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        1,962,240   $         2,191,212  $         1,844,278  $         1,049,797
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,476,969             1,551,884            3,334,141              266,470
      Administrative charges...............             276,521               320,629              684,972               49,024
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           1,753,490             1,872,513            4,019,113              315,494
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             208,750               318,699          (2,174,835)              734,303
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,808,566             6,138,115            3,319,701                   --
      Realized gains (losses) on sale of
        investments........................             915,517           (1,833,500)              966,248             (70,659)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           5,724,083             4,304,615            4,285,949             (70,659)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           5,838,680             5,554,754           28,192,921              498,145
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          11,562,763             9,859,369           32,478,870              427,486
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       11,771,513   $        10,178,068  $        30,304,035  $         1,161,789
                                             ===================  ===================  ===================  ===================


                                                     BHFTI                                                          BHFTI
                                                  BRIGHTHOUSE             BHFTI                BHFTI            BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE          BRIGHTHOUSE       ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS       SMALL CAP VALUE      MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,349,241  $         6,953,845  $           305,820  $           347,356
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,526,376            5,322,427              470,198              424,493
      Administrative charges...............              270,924            1,117,925               83,761               79,028
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,797,300            6,440,352              553,959              503,521
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (448,059)              513,493            (248,139)            (156,165)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,999,454           22,122,398            1,212,373                   --
      Realized gains (losses) on sale of
        investments........................            1,645,629            2,130,237              414,568              251,049
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            7,645,083           24,252,635            1,626,941              251,049
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,393,378           44,015,548            1,779,225            7,229,580
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           21,038,461           68,268,183            3,406,166            7,480,629
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,590,402  $        68,781,676  $         3,158,027  $         7,324,464
                                             ===================  ===================  ===================  ===================

                                                                          BHFTI
                                                     BHFTI            BRIGHTHOUSE/
                                                 BRIGHTHOUSE/         FRANKLIN LOW
                                                  EATON VANCE           DURATION
                                                 FLOATING RATE        TOTAL RETURN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           232,247  $           230,521
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               85,181              221,403
      Administrative charges...............               15,672               41,168
                                             -------------------  -------------------
        Total expenses.....................              100,853              262,571
                                             -------------------  -------------------
          Net investment income (loss).....              131,394             (32,050)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              (8,482)            (142,547)
                                             -------------------  -------------------
          Net realized gains (losses)......              (8,482)            (142,547)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                3,830              125,491
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (4,652)             (17,056)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           126,742  $          (49,106)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI
                                                BRIGHTHOUSE/         BRIGHTHOUSE/                                  BHFTI
                                                  TEMPLETON           WELLINGTON          BHFTI CLARION         CLEARBRIDGE
                                                INTERNATIONAL          LARGE CAP             GLOBAL             AGGRESSIVE
                                                    BOND               RESEARCH            REAL ESTATE            GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            16,179  $          773,379  $           361,639
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               37,817               24,846             299,944              694,479
      Administrative charges...............                7,506                4,284              55,526              122,727
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................               45,323               29,130             355,470              817,206
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (45,323)             (12,951)             417,909            (455,567)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                1,213               63,262                  --                   --
      Realized gains (losses) on sale of
        investments........................             (59,335)               62,857             104,573            2,876,099
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......             (58,122)              126,119             104,573            2,876,099
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               66,547              195,646           1,407,032            5,186,981
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                8,425              321,765           1,511,605            8,063,080
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (36,898)  $           308,814  $        1,929,514  $         7,607,513
                                             ===================  ===================  ==================  ===================



                                                    BHFTI            BHFTI INVESCO                             BHFTI INVESCO
                                               HARRIS OAKMARK        BALANCED-RISK        BHFTI INVESCO          SMALL CAP
                                                INTERNATIONAL         ALLOCATION            COMSTOCK              GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          947,204  $         1,664,079  $           866,995  $                --
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             800,971              530,645              472,406              370,204
      Administrative charges...............             143,717              109,936               95,925               66,739
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................             944,688              640,581              568,331              436,943
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               2,516            1,023,498              298,664            (436,943)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            2,306,728            1,140,915            2,866,894
      Realized gains (losses) on sale of
        investments........................             625,120            (103,855)            1,102,229             (71,626)
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             625,120            2,202,873            2,243,144            2,795,268
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          13,651,074              331,031            3,320,112            3,277,492
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          14,276,194            2,533,904            5,563,256            6,072,760
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       14,278,710  $         3,557,402  $         5,861,920  $         5,635,817
                                             ==================  ===================  ===================  ===================


                                                                         BHFTI
                                                    BHFTI              JPMORGAN
                                                  JPMORGAN           GLOBAL ACTIVE
                                                  CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           758,465  $        1,576,953
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              417,604             719,321
      Administrative charges...............               76,124             157,282
                                             -------------------  ------------------
        Total expenses.....................              493,728             876,603
                                             -------------------  ------------------
          Net investment income (loss).....              264,737             700,350
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................             (46,267)             438,864
                                             -------------------  ------------------
          Net realized gains (losses)......             (46,267)             438,864
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................              280,974           7,703,467
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              234,707           8,142,331
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           499,444  $        8,842,681
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                                     BHFTI
                                                  JPMORGAN                BHFTI              METLIFE            BHFTI MFS
                                                  SMALL CAP           LOOMIS SAYLES        MULTI-INDEX          RESEARCH
                                                    VALUE            GLOBAL MARKETS       TARGETED RISK       INTERNATIONAL
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            55,610  $           265,450  $          692,899  $           557,115
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               60,452              267,213             550,105              440,191
      Administrative charges...............               10,414               47,993             115,671               79,468
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................               70,866              315,206             665,776              519,659
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (15,256)             (49,756)              27,123               37,456
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              202,968               83,097           1,261,805                   --
      Realized gains (losses) on sale of
        investments........................               95,527              667,679             227,639              234,486
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......              298,495              750,776           1,489,444              234,486
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (206,251)            2,945,460           4,474,225            7,116,011
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               92,244            3,696,236           5,963,669            7,350,497
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            76,988  $         3,646,480  $        5,990,792  $         7,387,953
                                             ===================  ===================  ==================  ===================

                                                                                             BHFTI
                                                    BHFTI               BHFTI              PANAGORA              BHFTI
                                               MORGAN STANLEY        OPPENHEIMER            GLOBAL          PIMCO INFLATION
                                               MID CAP GROWTH       GLOBAL EQUITY      DIVERSIFIED RISK     PROTECTED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           16,798  $            38,817  $               --  $          987,520
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             131,768               48,201              50,382             864,319
      Administrative charges...............              27,539               10,721              10,427             158,412
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................             159,307               58,922              60,809           1,022,731
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....           (142,509)             (20,105)            (60,809)            (35,211)
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --                  --                  --
      Realized gains (losses) on sale of
        investments........................             501,836              211,745              10,859           (390,541)
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......             501,836              211,745              10,859           (390,541)
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           3,130,854            1,091,054             478,051           1,568,458
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           3,632,690            1,302,799             488,910           1,177,917
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        3,490,181  $         1,282,694  $          428,101  $        1,142,706
                                             ==================  ===================  ==================  ==================

                                                                         BHFTI
                                                     BHFTI              PYRAMIS
                                                     PIMCO            GOVERNMENT
                                                 TOTAL RETURN           INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         2,408,527  $        1,006,873
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,839,639             535,783
      Administrative charges...............              342,651             114,701
                                             -------------------  ------------------
        Total expenses.....................            2,182,290             650,484
                                             -------------------  ------------------
          Net investment income (loss).....              226,237             356,389
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              686,324                  --
      Realized gains (losses) on sale of
        investments........................            (301,202)            (82,483)
                                             -------------------  ------------------
          Net realized gains (losses)......              385,122            (82,483)
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,262,995             258,014
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,648,117             175,531
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,874,354  $          531,920
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI
                                                  SCHRODERS            SCHRODERS          BHFTI SSGA
                                                   GLOBAL               GLOBAL            GROWTH AND           BHFTI SSGA
                                               MULTI-ASSET II         MULTI-ASSET         INCOME ETF           GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $          189,386  $           205,064  $         2,236,363  $        1,042,844
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             239,449              302,501            1,179,463             623,381
      Administrative charges...............              50,485               64,340              227,661             124,308
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................             289,934              366,841            1,407,124             747,689
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....           (100,548)            (161,777)              829,239             295,155
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               1,527              491,736              280,519             525,560
      Realized gains (losses) on sale of
        investments........................             195,322              180,791              470,124             382,646
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......             196,849              672,527              750,643             908,206
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           2,575,480            2,566,817           10,443,136           6,998,421
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,772,329            3,239,344           11,193,779           7,906,627
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,671,781  $         3,077,567  $        12,023,018  $        8,201,782
                                             ==================  ===================  ===================  ==================

                                                                                                               BHFTI WELLS
                                                BHFTI T. ROWE        BHFTI T. ROWE       BHFTI VICTORY           CAPITAL
                                                 PRICE LARGE           PRICE MID         SYCAMORE MID          MANAGEMENT
                                                  CAP VALUE           CAP GROWTH           CAP VALUE          MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        1,142,543  $                --  $           178,357  $          249,739
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             770,158              622,261              249,253             320,941
      Administrative charges...............             140,449              112,318               47,705              58,247
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................             910,607              734,579              296,958             379,188
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             231,936            (734,579)            (118,601)           (129,449)
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,782,383            3,965,858                   --                  --
      Realized gains (losses) on sale of
        investments........................           1,753,429              848,067              362,463           (298,454)
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           6,535,812            4,813,925              362,463           (298,454)
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           1,215,159            5,111,318            1,223,591           2,442,128
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           7,750,971            9,925,243            1,586,054           2,143,674
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        7,982,907  $         9,190,664  $         1,467,453  $        2,014,225
                                             ==================  ===================  ===================  ==================

                                                BHFTII BAILLIE
                                                    GIFFORD             BHFTII
                                                 INTERNATIONAL         BLACKROCK
                                                     STOCK            BOND INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           151,680  $          252,437
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              204,672             104,947
      Administrative charges...............               37,700              21,209
                                             -------------------  ------------------
        Total expenses.....................              242,372             126,156
                                             -------------------  ------------------
          Net investment income (loss).....             (90,692)             126,281
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................              708,846             (8,405)
                                             -------------------  ------------------
          Net realized gains (losses)......              708,846             (8,405)
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,650,190              81,420
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,359,036              73,015
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,268,344  $          199,296
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   BHFTII               BHFTII                BHFTII               BHFTII
                                                  BLACKROCK            BLACKROCK            BRIGHTHOUSE          BRIGHTHOUSE
                                                   CAPITAL            ULTRA-SHORT              ASSET                ASSET
                                                APPRECIATION           TERM BOND           ALLOCATION 20        ALLOCATION 40
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,582  $            41,622  $           168,893  $         7,319,260
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               22,064              674,825              109,904            4,928,968
      Administrative charges...............                3,689              122,495               20,411              920,313
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               25,753              797,320              130,315            5,849,281
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (24,171)            (755,698)               38,578            1,469,979
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               35,634                  925              130,948           11,465,793
      Realized gains (losses) on sale of
        investments........................               58,599               71,339             (29,323)          (2,202,463)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               94,233               72,264              101,625            9,263,330
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              341,954              206,610              293,285           20,839,715
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              436,187              278,874              394,910           30,103,045
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           412,016  $         (476,824)  $           433,488  $        31,573,024
                                             ===================  ===================  ===================  ===================

                                                                                                                   BHFTII
                                                    BHFTII               BHFTII               BHFTII            BRIGHTHOUSE/
                                                  BRIGHTHOUSE          BRIGHTHOUSE         BRIGHTHOUSE/          DIMENSIONAL
                                                     ASSET                ASSET               ARTISAN           INTERNATIONAL
                                                 ALLOCATION 60        ALLOCATION 80        MID CAP VALUE        SMALL COMPANY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,141,074  $         6,609,309  $             70,736  $           113,101
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,907,936            5,907,401               201,387               72,443
      Administrative charges...............            1,327,507            1,061,511                35,754               13,705
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            8,235,443            6,968,912               237,141               86,148
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              905,631            (359,603)             (166,405)               26,953
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           20,990,615           23,407,970                    --              260,522
      Realized gains (losses) on sale of
        investments........................          (2,218,718)          (1,024,661)               190,785              (3,503)
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           18,771,897           22,383,309               190,785              257,019
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           45,258,766           45,492,146             1,436,522            1,078,710
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           64,030,663           67,875,455             1,627,307            1,335,729
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        64,936,294  $        67,515,852  $          1,460,902  $         1,362,682
                                             ===================  ===================  ====================  ===================

                                                   BHFTII
                                                BRIGHTHOUSE/
                                                 WELLINGTON              BHFTII
                                                 CORE EQUITY            FRONTIER
                                                OPPORTUNITIES        MID CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,189,485  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,098,575              118,185
      Administrative charges...............              205,466               21,288
                                             -------------------  -------------------
        Total expenses.....................            1,304,041              139,473
                                             -------------------  -------------------
          Net investment income (loss).....            (114,556)            (139,473)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,066,284              220,373
      Realized gains (losses) on sale of
        investments........................              324,915              117,397
                                             -------------------  -------------------
          Net realized gains (losses)......            3,391,199              337,770
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,724,195            1,555,497
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,115,394            1,893,267
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,000,838  $         1,753,794
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                            BHFTII               BHFTII
                                                                       BHFTII            LOOMIS SAYLES           METLIFE
                                                   BHFTII           LOOMIS SAYLES          SMALL CAP            AGGREGATE
                                               JENNISON GROWTH     SMALL CAP CORE           GROWTH             BOND INDEX
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           41,164  $               576  $               --  $           472,363
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             671,990               12,721               4,887              222,816
      Administrative charges...............             121,919                2,045               1,293               43,521
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................             793,909               14,766               6,180              266,337
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           (752,745)             (14,190)             (6,180)              206,026
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           3,488,870               56,075              25,404                   --
      Realized gains (losses) on sale of
        investments........................           1,925,324                8,874              16,340             (34,630)
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           5,414,194               64,949              41,744             (34,630)
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           9,866,087               50,234              81,546               68,099
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          15,280,281              115,183             123,290               33,469
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       14,527,536  $           100,993  $          117,110  $           239,495
                                             ==================  ===================  ==================  ===================



                                               BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                             MID CAP STOCK INDEX    MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           94,201   $           167,321  $          107,552  $           840,518
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             108,107                90,312             144,453              729,890
      Administrative charges...............              20,090                17,050              27,016              132,908
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................             128,197               107,362             171,469              862,798
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (33,996)                59,959            (63,917)             (22,280)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             516,042                    --             442,273            1,533,183
      Realized gains (losses) on sale of
        investments........................             232,348               104,988             216,121            2,937,386
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......             748,390               104,988             658,394            4,470,569
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             344,024             1,204,404             703,038            4,933,740
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           1,092,414             1,309,392           1,361,432            9,404,309
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,058,418   $         1,369,351  $        1,297,515  $         9,382,029
                                             ===================  ===================  ==================  ===================



                                                   BHFTII               BHFTII
                                              MFS TOTAL RETURN         MFS VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          176,744  $           458,447
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              94,296              309,287
      Administrative charges...............              18,734               61,560
                                             ------------------  -------------------
        Total expenses.....................             113,030              370,847
                                             ------------------  -------------------
          Net investment income (loss).....              63,714               87,600
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             395,937            1,488,968
      Realized gains (losses) on sale of
        investments........................             151,645              232,137
                                             ------------------  -------------------
          Net realized gains (losses)......             547,582            1,721,105
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             144,110            1,839,966
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             691,692            3,561,071
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          755,406  $         3,648,671
                                             ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                        BHFTII               BHFTII            BHFTII VANECK
                                              BHFTII NEUBERGER       T. ROWE PRICE        T. ROWE PRICE       GLOBAL NATURAL
                                               BERMAN GENESIS      LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            21,569  $            21,756  $               368  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              171,207              343,481                7,330               60,596
      Administrative charges...............               30,418               62,483                1,239               11,253
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              201,625              405,964                8,569               71,849
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (180,056)            (384,208)              (8,201)             (71,849)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,006,099            1,517,900               31,821                   --
      Realized gains (losses) on sale of
        investments........................              593,545              401,728               26,157             (93,500)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,599,644            1,919,628               57,978             (93,500)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              161,693            5,183,292               42,051              142,067
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,761,337            7,102,920              100,029               48,567
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,581,281  $         6,718,712  $            91,828  $          (23,282)
                                             ===================  ===================  ===================  ===================

                                                BHFTII WESTERN
                                               ASSET MANAGEMENT      BHFTII WESTERN
                                                STRATEGIC BOND      ASSET MANAGEMENT       FIDELITY VIP         FIDELITY VIP
                                                 OPPORTUNITIES       U.S. GOVERNMENT        CONTRAFUND          EQUITY-INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,794,317  $           646,691  $           179,384  $               934
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              889,961              328,209              256,682                  723
      Administrative charges...............              181,398               65,885               50,169                  153
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,071,359              394,094              306,851                  876
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,722,958              252,597            (127,467)                   58
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            1,072,518                1,326
      Realized gains (losses) on sale of
        investments........................              411,872            (123,358)              458,092                  254
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              411,872            (123,358)            1,530,610                1,580
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,468,867             (79,493)            2,234,492                4,921
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,880,739            (202,851)            3,765,102                6,501
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,603,697  $            49,746  $         3,637,635  $             6,559
                                             ===================  ===================  ===================  ===================



                                                 FIDELITY VIP        FTVIPT FRANKLIN
                                                    MID CAP            INCOME VIP
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            80,614  $           893,603
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              183,969              271,136
      Administrative charges...............               41,182               53,724
                                             -------------------  -------------------
        Total expenses.....................              225,151              324,860
                                             -------------------  -------------------
          Net investment income (loss).....            (144,537)              568,743
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              776,410                   --
      Realized gains (losses) on sale of
        investments........................              272,094               64,228
                                             -------------------  -------------------
          Net realized gains (losses)......            1,048,504               64,228
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,973,745            1,032,577
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,022,249            1,096,805
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,877,712  $         1,665,548
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                               FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                              MUTUAL SHARES VIP   SMALL CAP VALUE VIP       FOREIGN VIP        GLOBAL BOND VIP
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            87,173  $            19,897  $           308,988  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               44,920               42,123              179,710              123,721
      Administrative charges...............                9,766                9,661               29,816               27,868
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               54,686               51,784              209,526              151,589
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               32,487             (31,887)               99,462            (151,589)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              158,087              272,128                   --               36,088
      Realized gains (losses) on sale of
        investments........................               60,334               27,918             (41,528)             (78,020)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              218,421              300,046             (41,528)             (41,932)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               10,675               82,805            1,587,607              262,728
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              229,096              382,851            1,546,079              220,796
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           261,583  $           350,964  $         1,645,541  $            69,207
                                             ===================  ===================  ===================  ===================

                                                                                               LMPVET                LMPVET
                                                INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           266,159  $           131,605   $            90,762   $            296,018
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              208,030              114,610               219,845                281,892
      Administrative charges...............               45,971               26,420                44,897                 62,269
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................              254,001              141,030               264,742                344,161
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....               12,158              (9,425)             (173,980)               (48,143)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              332,429                   --             1,164,738                854,705
      Realized gains (losses) on sale of
        investments........................              411,324              295,050               405,836                675,531
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......              743,753              295,050             1,570,574              1,530,236
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              881,152            1,728,217             1,033,257              2,644,411
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,624,905            2,023,267             2,603,831              4,174,647
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,637,063  $         2,013,842   $         2,429,851   $          4,126,504
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           195,215   $               669
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               172,308                 3,967
      Administrative charges...............                37,120                   684
                                             --------------------  --------------------
        Total expenses.....................               209,428                 4,651
                                             --------------------  --------------------
          Net investment income (loss).....              (14,213)               (3,982)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                17,229
      Realized gains (losses) on sale of
        investments........................               810,984                11,569
                                             --------------------  --------------------
          Net realized gains (losses)......               810,984                28,798
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,599,752                33,738
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,410,736                62,536
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         2,396,523   $            58,554
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    LMPVET                LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE      QS VARIABLE            LMPVET
                                                LARGE CAP VALUE      SMALL CAP GROWTH    CONSERVATIVE GROWTH  QS VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $             5,914   $               --   $            54,273  $           24,629
                                             --------------------  --------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 6,528               54,328                26,545              17,271
      Administrative charges...............                 1,089               11,797                 5,759               3,535
                                             --------------------  --------------------  -------------------  ------------------
        Total expenses.....................                 7,617               66,125                32,304              20,806
                                             --------------------  --------------------  -------------------  ------------------
          Net investment income (loss).....               (1,703)             (66,125)                21,969               3,823
                                             --------------------  --------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                12,718              102,556               242,502             218,653
      Realized gains (losses) on sale of
        investments........................                16,901              168,467                46,332              52,414
                                             --------------------  --------------------  -------------------  ------------------
          Net realized gains (losses)......                29,619              271,023               288,834             271,067
                                             --------------------  --------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                25,605              760,137              (49,547)            (44,857)
                                             --------------------  --------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                55,224            1,031,160               239,287             226,210
                                             --------------------  --------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $            53,521   $          965,035   $           261,256  $          230,033
                                             ====================  ====================  ===================  ==================

                                                                   LMPVIT WESTERN
                                                   LMPVET          ASSET VARIABLE         OPPENHEIMER
                                                 QS VARIABLE         GLOBAL HIGH        VA MAIN STREET         PIMCO VIT
                                               MODERATE GROWTH       YIELD BOND            SMALL CAP          HIGH YIELD
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            1,184  $           450,091  $           28,028  $             5,962
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 711              102,909              47,711                1,451
      Administrative charges...............                 132               21,469              10,998                  301
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................                 843              124,378              58,709                1,752
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....                 341              325,713            (30,681)                4,210
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               9,421                   --             233,746                   --
      Realized gains (losses) on sale of
        investments........................                 294             (48,664)             215,842                  551
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......               9,715             (48,664)             449,588                  551
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (2,533)              312,160              98,948                1,268
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               7,182              263,496             548,536                1,819
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            7,523  $           589,209  $          517,855  $             6,029
                                             ==================  ===================  ==================  ===================



                                                  PIMCO VIT          PIONEER VCT
                                                LOW DURATION        MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $              811  $           15,057
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 715              28,297
      Administrative charges...............                 149               6,022
                                             ------------------  ------------------
        Total expenses.....................                 864              34,319
                                             ------------------  ------------------
          Net investment income (loss).....                (53)            (19,262)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --             195,272
      Realized gains (losses) on sale of
        investments........................                 (3)              29,055
                                             ------------------  ------------------
          Net realized gains (losses)......                 (3)             224,327
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                   2              54,747
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (1)             279,074
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (54)  $          259,812
                                             ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                   PIONEER VCT            PUTNAM VT             PUTNAM VT        RUSSELL GLOBAL REAL
                                               REAL ESTATE SHARES       EQUITY INCOME       MULTI-CAP GROWTH      ESTATE SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                277  $              1,348  $              2,036  $                301
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   167                   925                 2,995                   101
      Administrative charges................                    29                   127                   358                    11
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   196                 1,052                 3,353                   112
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                    81                   296               (1,317)                   189
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   808                 2,388                16,552                   158
      Realized gains (losses) on sale of
        investments.........................                   131                 1,245                 6,996                     6
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                   939                 3,633                23,548                   164
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (826)                 8,979                35,697                   453
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   113                12,612                59,245                   617
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                194  $             12,908  $             57,928  $                806
                                              ====================  ====================  ====================  ====================


                                                    RUSSELL                                    RUSSELL               RUSSELL
                                                 INTERNATIONAL            RUSSELL          U.S. SMALL CAP        U.S. STRATEGIC
                                               DEVELOPED MARKETS      STRATEGIC BOND           EQUITY                EQUITY
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                348  $               325  $                 8  $               503
                                              --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   163                  300                   54                  612
      Administrative charges................                    18                   34                    5                   72
                                              --------------------  -------------------  -------------------  -------------------
        Total expenses......................                   181                  334                   59                  684
                                              --------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....                   167                  (9)                 (51)                (181)
                                              --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   473                   --                  315                4,910
      Realized gains (losses) on sale of
        investments.........................                    35                 (10)                   12                  124
                                              --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......                   508                 (10)                  327                5,034
                                              --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                 2,014                  596                  319                3,789
                                              --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 2,522                  586                  646                8,823
                                              --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              2,689  $               577  $               595  $             8,642
                                              ====================  ===================  ===================  ===================

                                                    TAP 1919
                                                VARIABLE SOCIALLY
                                                   RESPONSIVE
                                                    BALANCED
                                                   SUB-ACCOUNT
                                              -------------------
INVESTMENT INCOME:
      Dividends.............................  $               151
                                              -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                  179
      Administrative charges................                   32
                                              -------------------
        Total expenses......................                  211
                                              -------------------
           Net investment income (loss).....                 (60)
                                              -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                1,028
      Realized gains (losses) on sale of
        investments.........................                (156)
                                              -------------------
           Net realized gains (losses)......                  872
                                              -------------------
      Change in unrealized gains (losses)
        on investments......................                1,183
                                              -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                2,055
                                              -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             1,995
                                              ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                               AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        57,028  $        29,857  $      (214,532)  $     (135,352)
   Net realized gains (losses)........          143,609           50,629         1,341,325        2,082,720
   Change in unrealized gains
     (losses) on investments..........           15,844           88,466         5,246,393      (2,198,395)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          216,481          168,952         6,373,186        (251,027)
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          198,994          208,627           175,750          254,129
   Net transfers (including fixed
     account).........................          833,742        (199,767)         (896,338)          381,730
   Contract charges...................         (79,055)         (83,666)         (173,299)        (164,820)
   Transfers for contract benefits
     and terminations.................        (879,678)        (930,588)       (1,701,976)      (2,096,879)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           74,003      (1,005,394)       (2,595,863)      (1,625,840)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          290,484        (836,442)         3,777,323      (1,876,867)
NET ASSETS:
   Beginning of year..................        9,328,684       10,165,126        22,371,779       24,248,646
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $     9,619,168  $     9,328,684  $     26,149,102  $    22,371,779
                                        ===============  ===============  ================  ===============

                                                 AMERICAN FUNDS
                                           GLOBAL SMALL CAPITALIZATION           AMERICAN FUNDS GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (38,633)  $      (43,101)  $     (534,659)  $      (359,436)
   Net realized gains (losses)........            97,260          873,859        6,740,248         5,111,855
   Change in unrealized gains
     (losses) on investments..........         1,030,071        (785,838)        6,273,817         (997,154)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         1,088,698           44,920       12,479,406         3,755,265
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            25,989           81,269           67,076           126,588
   Net transfers (including fixed
     account).........................         (152,583)          158,757      (2,975,833)       (1,165,072)
   Contract charges...................          (37,641)         (35,616)        (361,140)         (353,817)
   Transfers for contract benefits
     and terminations.................         (335,389)        (307,173)      (4,599,550)       (4,165,390)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (499,624)        (102,763)      (7,869,447)       (5,557,691)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           589,074         (57,843)        4,609,959       (1,802,426)
NET ASSETS:
   Beginning of year..................         4,602,725        4,660,568       50,326,729        52,129,155
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      5,191,799  $     4,602,725  $    54,936,688  $     50,326,729
                                        ================  ===============  ===============  ================

                                                                                   BHFTI AB GLOBAL
                                          AMERICAN FUNDS GROWTH-INCOME           DYNAMIC ALLOCATION
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017             2016            2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (54,946)  $      (31,444)  $        19,185  $       178,181
   Net realized gains (losses)........        2,327,386        3,222,636        2,006,326        2,503,739
   Change in unrealized gains
     (losses) on investments..........        3,014,832        (721,423)       15,173,077          505,167
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,287,272        2,469,769       17,198,588        3,187,087
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          272,382          578,369        1,220,119        2,120,929
   Net transfers (including fixed
     account).........................        (717,853)        (318,770)      (2,030,504)          310,170
   Contract charges...................        (179,805)        (176,956)      (1,720,077)      (1,721,810)
   Transfers for contract benefits
     and terminations.................      (2,291,149)      (2,592,451)      (9,236,817)      (7,588,705)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,916,425)      (2,509,808)     (11,767,279)      (6,879,416)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        2,370,847         (40,039)        5,431,309      (3,692,329)
NET ASSETS:
   Beginning of year..................       27,167,990       27,208,029      149,179,976      152,872,305
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    29,538,837  $    27,167,990  $   154,611,285  $   149,179,976
                                        ===============  ===============  ===============  ===============

                                         BHFTI ALLIANZ GLOBAL INVESTORS
                                            DYNAMIC MULTI-ASSET PLUS
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         4,538  $      (37,710)
   Net realized gains (losses)........           11,847          (6,760)
   Change in unrealized gains
     (losses) on investments..........          473,254           56,870
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          489,639           12,400
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          559,303          619,578
   Net transfers (including fixed
     account).........................          596,799          204,555
   Contract charges...................         (40,792)         (26,992)
   Transfers for contract benefits
     and terminations.................        (117,471)        (169,304)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          997,839          627,837
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,487,478          640,237
NET ASSETS:
   Beginning of year..................        3,097,990        2,457,753
                                        ---------------  ---------------
   End of year........................  $     4,585,468  $     3,097,990
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTI AMERICAN FUNDS             BHFTI AMERICAN FUNDS
                                            BALANCED ALLOCATION               GROWTH ALLOCATION
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (143,850)  $        87,357  $     (397,036)  $     (299,990)
   Net realized gains (losses).....       13,362,255       18,660,774        8,260,237       10,287,294
   Change in unrealized gains
     (losses) on investments.......       17,481,743      (6,421,078)       11,042,632      (3,354,771)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       30,700,148       12,327,053       18,905,833        6,632,533
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        4,228,039        4,301,382          704,428          379,264
   Net transfers (including fixed
     account)......................        4,732,746        3,142,962        4,029,306          249,820
   Contract charges................      (2,069,693)      (2,058,786)      (1,094,132)      (1,022,951)
   Transfers for contract benefits
     and terminations..............     (20,854,000)     (17,913,298)      (7,490,483)      (5,275,033)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,962,908)     (12,527,740)      (3,850,881)      (5,668,900)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       16,737,240        (200,687)       15,054,952          963,633
NET ASSETS:
   Beginning of year...............      209,263,299      209,463,986       97,519,287       96,555,654
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   226,000,539  $   209,263,299  $   112,574,239  $    97,519,287
                                     ===============  ===============  ===============  ===============

                                             BHFTI AMERICAN                  BHFTI AMERICAN FUNDS
                                              FUNDS GROWTH                    MODERATE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (614,615)  $     (597,655)  $       208,750  $       346,388
   Net realized gains (losses).....        6,257,096       12,113,826        5,724,083        7,472,588
   Change in unrealized gains
     (losses) on investments.......        6,014,644      (8,192,777)        5,838,680      (2,086,342)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       11,657,125        3,323,394       11,771,513        5,732,634
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          670,984          662,793        1,225,433        2,005,525
   Net transfers (including fixed
     account)......................      (1,889,091)        (184,597)        (344,411)          625,237
   Contract charges................        (455,866)        (443,598)      (1,069,614)      (1,084,313)
   Transfers for contract benefits
     and terminations..............      (3,454,326)      (3,330,016)     (12,069,671)      (6,168,679)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,128,299)      (3,295,418)     (12,258,263)      (4,622,230)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        6,528,826           27,976        (486,750)        1,110,404
NET ASSETS:
   Beginning of year...............       46,939,814       46,911,838      110,700,622      109,590,218
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    53,468,640  $    46,939,814  $   110,213,872  $   110,700,622
                                     ===============  ===============  ===============  ===============

                                                  BHFTI AQR                  BHFTI BLACKROCK GLOBAL
                                            GLOBAL RISK BALANCED               TACTICAL STRATEGIES
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016             2017              2016
                                     ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        318,699  $   (1,937,983)  $   (2,174,835)  $      (64,072)
   Net realized gains (losses).....         4,304,615      (3,172,683)        4,285,949       22,647,060
   Change in unrealized gains
     (losses) on investments.......         5,554,754       14,534,839       28,192,921     (14,679,169)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        10,178,068        9,424,173       30,304,035        7,903,819
                                     ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           348,971        1,186,658        1,942,383        2,812,623
   Net transfers (including fixed
     account)......................       (1,192,469)      (4,304,949)      (2,510,177)      (3,597,519)
   Contract charges................       (1,487,900)      (1,563,019)      (3,090,380)      (3,142,916)
   Transfers for contract benefits
     and terminations..............       (7,622,361)      (8,258,515)     (16,637,898)     (15,625,179)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (9,953,759)     (12,939,825)     (20,296,072)     (19,552,991)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           224,309      (3,515,652)       10,007,963     (11,649,172)
NET ASSETS:
   Beginning of year...............       129,696,803      133,212,455      270,299,765      281,948,937
                                     ----------------  ---------------  ---------------  ---------------
   End of year.....................  $    129,921,112  $   129,696,803  $   280,307,728  $   270,299,765
                                     ================  ===============  ===============  ===============

                                                   BHFTI
                                           BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       734,303  $       934,387
   Net realized gains (losses).....         (70,659)        (371,006)
   Change in unrealized gains
     (losses) on investments.......          498,145        1,586,110
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,161,789        2,149,491
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          124,056          232,787
   Net transfers (including fixed
     account)......................          645,156          (7,539)
   Contract charges................        (157,278)        (154,641)
   Transfers for contract benefits
     and terminations..............      (1,882,886)      (1,339,368)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,270,952)      (1,268,761)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (109,163)          880,730
NET ASSETS:
   Beginning of year...............       19,527,426       18,646,696
                                     ---------------  ---------------
   End of year.....................  $    19,418,263  $    19,527,426
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                    BHFTI                              BHFTI
                                      BRIGHTHOUSE ASSET ALLOCATION 100       BRIGHTHOUSE BALANCED PLUS
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (448,059)  $        592,431  $       513,493  $     5,623,201
   Net realized gains (losses)......        7,645,083        13,308,564       24,252,635        4,921,755
   Change in unrealized gains
     (losses) on investments........       13,393,378       (6,889,824)       44,015,548       15,460,181
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       20,590,402         7,011,171       68,781,676       26,005,137
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          406,933         1,050,096       16,953,215       15,724,952
   Net transfers (including fixed
     account).......................      (3,773,291)       (1,098,998)        5,574,320        8,390,609
   Contract charges.................        (766,782)         (765,719)      (4,839,905)      (4,434,206)
   Transfers for contract benefits
     and terminations...............      (7,844,931)       (3,783,304)     (21,847,455)     (17,517,956)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (11,978,071)       (4,597,925)      (4,159,825)        2,163,399
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        8,612,331         2,413,246       64,621,851       28,168,536
NET ASSETS:
   Beginning of year................      103,693,356       101,280,110      414,260,098      386,091,562
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $   112,305,687  $    103,693,356  $   478,881,949  $   414,260,098
                                      ===============  ================  ===============  ===============

                                                    BHFTI                     BHFTI BRIGHTHOUSE/ABERDEEN
                                         BRIGHTHOUSE SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (248,139)  $      (192,032)  $      (156,165)  $     (181,933)
   Net realized gains (losses)......         1,626,941           499,278           251,049        (523,577)
   Change in unrealized gains
     (losses) on investments........         1,779,225         8,078,847         7,229,580        3,588,963
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,158,027         8,386,093         7,324,464        2,883,453
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            79,992           102,187           227,195          275,463
   Net transfers (including fixed
     account).......................       (1,192,511)       (1,803,032)         (244,849)      (1,154,619)
   Contract charges.................         (225,413)         (230,071)         (255,491)        (251,352)
   Transfers for contract benefits
     and terminations...............       (3,159,492)       (2,267,485)       (2,390,717)      (1,972,435)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (4,497,424)       (4,198,401)       (2,663,862)      (3,102,943)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (1,339,397)         4,187,692         4,660,602        (219,490)
NET ASSETS:
   Beginning of year................        35,260,895        31,073,203        28,401,374       28,620,864
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     33,921,498  $     35,260,895  $     33,061,976  $    28,401,374
                                      ================  ================  ================  ===============

                                            BHFTI BRIGHTHOUSE/EATON         BHFTI BRIGHTHOUSE/FRANKLIN
                                              VANCE FLOATING RATE            LOW DURATION TOTAL RETURN
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016            2017              2016
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        131,394  $       150,617  $      (32,050)  $        239,721
   Net realized gains (losses)......           (8,482)         (51,918)        (142,547)         (135,840)
   Change in unrealized gains
     (losses) on investments........             3,830          388,345          125,491           166,889
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           126,742          487,044         (49,106)           270,770
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            21,813           38,947          191,537           154,633
   Net transfers (including fixed
     account).......................           533,197          119,536         (11,414)         1,670,455
   Contract charges.................          (48,843)         (51,586)        (152,447)         (182,090)
   Transfers for contract benefits
     and terminations...............       (1,077,437)        (927,972)      (1,540,758)       (2,402,308)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (571,270)        (821,075)      (1,513,082)         (759,310)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (444,528)        (334,031)      (1,562,188)         (488,540)
NET ASSETS:
   Beginning of year................         6,579,290        6,913,321       18,374,563        18,863,103
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      6,134,762  $     6,579,290  $    16,812,375  $     18,374,563
                                      ================  ===============  ===============  ================

                                         BHFTI BRIGHTHOUSE/TEMPLETON
                                             INTERNATIONAL BOND
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (45,323)  $       (45,597)
   Net realized gains (losses)......         (58,122)          (37,847)
   Change in unrealized gains
     (losses) on investments........           66,547            69,574
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (36,898)          (13,870)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            4,355            19,213
   Net transfers (including fixed
     account).......................          179,803           299,438
   Contract charges.................         (30,630)          (31,801)
   Transfers for contract benefits
     and terminations...............        (374,957)         (148,167)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (221,429)           138,683
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (258,327)           124,813
NET ASSETS:
   Beginning of year................        3,137,808         3,012,995
                                      ---------------  ----------------
   End of year......................  $     2,879,481  $      3,137,808
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTI BRIGHTHOUSE/WELLINGTON                   BHFTI
                                               LARGE CAP RESEARCH             CLARION GLOBAL REAL ESTATE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (12,951)  $         9,843  $        417,909  $       109,955
   Net realized gains (losses)........           126,119          168,537           104,573          151,764
   Change in unrealized gains
     (losses) on investments..........           195,646         (72,928)         1,407,032        (353,417)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           308,814          105,452         1,929,514         (91,698)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             5,669           13,910           120,872           85,872
   Net transfers (including fixed
     account).........................          (36,897)         (49,245)           716,852        (316,233)
   Contract charges...................          (16,227)         (16,617)         (150,318)        (167,210)
   Transfers for contract benefits
     and terminations.................          (59,284)        (104,964)       (2,328,133)      (2,137,424)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (106,739)        (156,916)       (1,640,727)      (2,534,995)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           202,075         (51,464)           288,787      (2,626,693)
NET ASSETS:
   Beginning of year..................         1,568,356        1,619,820        22,088,790       24,715,483
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      1,770,431  $     1,568,356  $     22,377,577  $    22,088,790
                                        ================  ===============  ================  ===============

                                                      BHFTI                               BHFTI
                                          CLEARBRIDGE AGGRESSIVE GROWTH       HARRIS OAKMARK INTERNATIONAL
                                                   SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2017              2016              2017             2016
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (455,567)  $      (609,269)  $         2,516   $       260,320
   Net realized gains (losses)........        2,876,099         2,055,130          625,120         2,292,038
   Change in unrealized gains
     (losses) on investments..........        5,186,981       (1,032,442)       13,651,074           797,337
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        7,607,513           413,419       14,278,710         3,349,695
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          246,032           491,191          563,162           687,184
   Net transfers (including fixed
     account).........................      (1,319,784)       (1,479,585)      (3,990,714)       (1,255,556)
   Contract charges...................        (385,243)         (392,464)        (435,200)         (409,334)
   Transfers for contract benefits
     and terminations.................      (4,818,459)       (3,725,722)      (4,492,095)       (3,497,945)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,277,454)       (5,106,580)      (8,354,847)       (4,475,651)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        1,330,059       (4,693,161)        5,923,863       (1,125,956)
NET ASSETS:
   Beginning of year..................       48,322,641        53,015,802       53,200,132        54,326,088
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $    49,652,700  $     48,322,641  $    59,123,995   $    53,200,132
                                        ===============  ================  ===============   ===============

                                                       BHFTI                             BHFTI
                                         INVESCO BALANCED-RISK ALLOCATION          INVESCO COMSTOCK
                                                    SUB-ACCOUNT                       SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     1,023,498   $     (479,231)  $       298,664   $       384,175
   Net realized gains (losses)........        2,202,873         (201,160)        2,243,144         3,399,770
   Change in unrealized gains
     (losses) on investments..........          331,031         4,080,988        3,320,112         1,677,383
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,557,402         3,400,597        5,861,920         5,461,328
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,468,831         1,685,062          285,203           388,607
   Net transfers (including fixed
     account).........................        1,498,353         4,522,476      (1,351,600)       (1,500,242)
   Contract charges...................        (464,734)         (396,706)        (266,458)         (263,868)
   Transfers for contract benefits
     and terminations.................      (2,329,546)       (2,219,834)      (3,531,288)       (2,568,671)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        1,172,904         3,590,998      (4,864,143)       (3,944,174)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        4,730,306         6,991,595          997,777         1,517,154
NET ASSETS:
   Beginning of year..................       40,932,716        33,941,121       39,232,918        37,715,764
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    45,663,022   $    40,932,716  $    40,230,695   $    39,232,918
                                        ===============   ===============  ===============   ===============

                                                      BHFTI
                                            INVESCO SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        ---------------------------------
                                              2017             2016
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (436,943)  $      (400,048)
   Net realized gains (losses)........        2,795,268         4,309,282
   Change in unrealized gains
     (losses) on investments..........        3,277,492       (1,576,836)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,635,817         2,332,398
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          228,758           221,816
   Net transfers (including fixed
     account).........................        (695,299)         (330,808)
   Contract charges...................        (186,553)         (179,964)
   Transfers for contract benefits
     and terminations.................      (2,290,424)       (1,753,103)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,943,518)       (2,042,059)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        2,692,299           290,339
NET ASSETS:
   Beginning of year..................       25,351,404        25,061,065
                                        ---------------  ----------------
   End of year........................  $    28,043,703  $     25,351,404
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                              BHFTI
                                           JPMORGAN CORE BOND          JPMORGAN GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       264,737  $       351,392  $       700,350  $       428,563
   Net realized gains (losses).....         (46,267)              182          438,864        1,071,819
   Change in unrealized gains
     (losses) on investments.......          280,974        (188,241)        7,703,467        (553,159)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          499,444          163,333        8,842,681          947,223
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          155,234          283,654        2,166,277        3,340,587
   Net transfers (including fixed
     account)......................        3,901,054        1,729,690      (2,752,152)        5,269,817
   Contract charges................        (258,724)        (267,426)        (686,148)        (662,402)
   Transfers for contract benefits
     and terminations..............      (3,047,810)      (1,719,853)      (3,150,081)      (3,588,849)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          749,754           26,065      (4,422,104)        4,359,153
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,249,198          189,398        4,420,577        5,306,376
NET ASSETS:
   Beginning of year...............       29,295,068       29,105,670       62,103,751       56,797,375
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    30,544,266  $    29,295,068  $    66,524,328  $    62,103,751
                                     ===============  ===============  ===============  ===============

                                                  BHFTI                              BHFTI
                                        JPMORGAN SMALL CAP VALUE         LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,256)  $         5,702  $      (49,756)  $         9,121
   Net realized gains (losses).....          298,495          328,602          750,776        1,043,614
   Change in unrealized gains
     (losses) on investments.......        (206,251)          700,664        2,945,460        (476,671)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           76,988        1,034,968        3,646,480          576,064
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            8,514            8,241          166,483          101,001
   Net transfers (including fixed
     account)......................            9,435        (200,435)        (344,047)        (290,130)
   Contract charges................         (29,909)         (29,031)        (147,231)        (153,084)
   Transfers for contract benefits
     and terminations..............        (293,103)        (249,129)      (1,425,407)      (1,483,155)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (305,063)        (470,354)      (1,750,202)      (1,825,368)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (228,075)          564,614        1,896,278      (1,249,304)
NET ASSETS:
   Beginning of year...............        4,424,039        3,859,425       17,928,469       19,177,773
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,195,964  $     4,424,039  $    19,824,747  $    17,928,469
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                              BHFTI
                                     METLIFE MULTI-INDEX TARGETED RISK     MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                          2017              2016              2017             2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        27,123  $      (52,106)   $        37,456  $       111,704
   Net realized gains (losses).....        1,489,444           71,819           234,486        (285,742)
   Change in unrealized gains
     (losses) on investments.......        4,474,225        1,116,823         7,116,011        (608,834)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,990,792        1,136,536         7,387,953        (782,872)
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,447,602        4,923,613           120,590          173,892
   Net transfers (including fixed
     account)......................        1,648,042        1,832,907       (1,164,610)          431,896
   Contract charges................        (501,527)        (407,140)         (207,170)        (205,639)
   Transfers for contract benefits
     and terminations..............      (1,956,238)      (1,736,586)       (2,929,741)      (1,928,229)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        2,637,879        4,612,794       (4,180,931)      (1,528,080)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............        8,628,671        5,749,330         3,207,022      (2,310,952)
NET ASSETS:
   Beginning of year...............       41,669,231       35,919,901        29,799,152       32,110,104
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $    50,297,902  $    41,669,231   $    33,006,174  $    29,799,152
                                     ===============  ===============   ===============  ===============

                                                   BHFTI
                                       MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (142,509)  $     (139,305)
   Net realized gains (losses).....          501,836          111,132
   Change in unrealized gains
     (losses) on investments.......        3,130,854        (958,689)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,490,181        (986,862)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          131,771          146,891
   Net transfers (including fixed
     account)......................        (705,908)          571,658
   Contract charges................         (82,364)         (75,519)
   Transfers for contract benefits
     and terminations..............        (535,628)        (579,375)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,192,129)           63,655
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,298,052        (923,207)
NET ASSETS:
   Beginning of year...............        9,473,047       10,396,254
                                     ---------------  ---------------
   End of year.....................  $    11,771,099  $     9,473,047
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                             BHFTI
                                         OPPENHEIMER GLOBAL EQUITY     PANAGORA GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017              2016             2017              2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (20,105)  $      (17,800)   $      (60,809)  $        26,791
   Net realized gains (losses).....          211,745          222,704            10,859           64,939
   Change in unrealized gains
     (losses) on investments.......        1,091,054        (261,446)           478,051         (70,755)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,282,694         (56,542)           428,101           20,975
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            6,810           12,813           238,834          580,303
   Net transfers (including fixed
     account)......................        (262,412)           76,591           601,681        2,055,502
   Contract charges................         (27,696)         (25,836)          (44,600)         (20,030)
   Transfers for contract benefits
     and terminations..............        (511,060)        (296,830)         (223,103)         (87,905)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (794,358)        (233,262)           572,812        2,527,870
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............          488,336        (289,804)         1,000,913        2,548,845
NET ASSETS:
   Beginning of year...............        3,997,372        4,287,176         3,420,012          871,167
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $     4,485,708  $     3,997,372   $     4,420,925  $     3,420,012
                                     ===============  ===============   ===============  ===============

                                                   BHFTI                              BHFTI
                                      PIMCO INFLATION PROTECTED BOND           PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (35,211)  $   (1,046,080)  $        226,237  $     1,364,155
   Net realized gains (losses).....        (390,541)      (1,049,721)           385,122        (933,609)
   Change in unrealized gains
     (losses) on investments.......        1,568,458        4,232,442         3,262,995        1,021,568
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,142,706        2,136,641         3,874,354        1,452,114
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          194,603          329,822           551,070          828,212
   Net transfers (including fixed
     account)......................        5,353,432        (827,109)        11,512,664      (2,215,700)
   Contract charges................        (563,323)        (588,722)       (1,242,821)      (1,318,997)
   Transfers for contract benefits
     and terminations..............      (5,153,514)      (4,718,698)      (11,559,622)      (9,582,523)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (168,802)      (5,804,707)         (738,709)     (12,289,008)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          973,904      (3,668,066)         3,135,645     (10,836,894)
NET ASSETS:
   Beginning of year...............       62,595,410       66,263,476       134,308,093      145,144,987
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    63,569,314  $    62,595,410  $    137,443,738  $   134,308,093
                                     ===============  ===============  ================  ===============

                                                   BHFTI                              BHFTI
                                         PYRAMIS GOVERNMENT INCOME       SCHRODERS GLOBAL MULTI-ASSET II
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017              2016             2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       356,389  $       312,164  $      (100,548)  $     (105,165)
   Net realized gains (losses).....         (82,483)           23,841           196,849         (75,687)
   Change in unrealized gains
     (losses) on investments.......          258,014        (402,364)         2,575,480          570,718
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          531,920         (66,359)         2,671,781          389,866
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          504,499          859,230         1,430,937        1,800,631
   Net transfers (including fixed
     account)......................        1,815,400        2,200,091         6,291,778      (1,939,708)
   Contract charges................        (528,653)        (553,495)         (203,742)        (158,089)
   Transfers for contract benefits
     and terminations..............      (3,430,413)      (2,922,955)       (1,616,393)        (985,690)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,639,167)        (417,129)         5,902,580      (1,282,856)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,107,247)        (483,488)         8,574,361        (892,990)
NET ASSETS:
   Beginning of year...............       46,433,810       46,917,298        15,771,625       16,664,615
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    45,326,563  $    46,433,810  $     24,345,986  $    15,771,625
                                     ===============  ===============  ================  ===============

                                                   BHFTI
                                       SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (161,777)  $       (9,306)
   Net realized gains (losses).....          672,527          386,749
   Change in unrealized gains
     (losses) on investments.......        2,566,817          598,052
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,077,567          975,495
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          711,430          580,189
   Net transfers (including fixed
     account)......................          532,800        1,199,859
   Contract charges................        (275,391)        (263,032)
   Transfers for contract benefits
     and terminations..............      (1,127,141)      (1,484,914)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (158,302)           32,102
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,919,265        1,007,597
NET ASSETS:
   Beginning of year...............       24,231,509       23,223,912
                                     ---------------  ---------------
   End of year.....................  $    27,150,774  $    24,231,509
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                              BHFTI
                                       SSGA GROWTH AND INCOME ETF               SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       829,239  $       722,057  $       295,155  $       298,994
   Net realized gains (losses).....          750,643        5,123,859          908,206        2,894,067
   Change in unrealized gains
     (losses) on investments.......       10,443,136      (2,177,056)        6,998,421        (803,023)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,023,018        3,668,860        8,201,782        2,390,038
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,104,573        1,177,131          373,322          805,602
   Net transfers (including fixed
     account)......................        (975,351)        (475,386)      (2,578,137)        (931,969)
   Contract charges................        (911,448)        (927,764)        (502,539)        (509,614)
   Transfers for contract benefits
     and terminations..............      (7,064,614)      (4,866,863)      (3,448,915)      (3,241,574)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,846,840)      (5,092,882)      (6,156,269)      (3,877,555)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,176,178      (1,424,022)        2,045,513      (1,487,517)
NET ASSETS:
   Beginning of year...............       89,714,405       91,138,427       49,308,642       50,796,159
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    93,890,583  $    89,714,405  $    51,354,155  $    49,308,642
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                             BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE     T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       231,936  $       635,681  $     (734,579)  $     (689,458)
   Net realized gains (losses).....        6,535,812        8,115,985        4,813,925        6,889,571
   Change in unrealized gains
     (losses) on investments.......        1,215,159      (1,594,170)        5,111,318      (4,384,954)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,982,907        7,157,496        9,190,664        1,815,159
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          428,551          458,169          232,557          416,921
   Net transfers (including fixed
     account)......................        (675,267)      (3,094,424)      (1,870,051)          560,424
   Contract charges................        (345,253)        (364,413)        (339,482)        (334,897)
   Transfers for contract benefits
     and terminations..............      (6,268,996)      (4,727,400)      (3,929,534)      (3,751,238)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,860,965)      (7,728,068)      (5,906,510)      (3,108,790)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,121,942        (570,572)        3,284,154      (1,293,631)
NET ASSETS:
   Beginning of year...............       55,908,348       56,478,920       42,601,787       43,895,418
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    57,030,290  $    55,908,348  $    45,885,941  $    42,601,787
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                      BHFTI WELLS CAPITAL
                                      VICTORY SYCAMORE MID CAP VALUE       MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2017             2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (118,601)  $     (169,871)  $     (129,449)  $     (182,132)
   Net realized gains (losses).....          362,463        1,039,596        (298,454)        1,202,007
   Change in unrealized gains
     (losses) on investments.......        1,223,591        1,651,354        2,442,128        1,515,714
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,467,453        2,521,079        2,014,225        2,535,589
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          248,155          180,123          100,485          165,719
   Net transfers (including fixed
     account)......................          168,718          117,636        (144,767)        (564,921)
   Contract charges................        (159,345)        (161,759)        (147,830)        (151,171)
   Transfers for contract benefits
     and terminations..............      (1,795,470)      (1,195,026)      (1,822,744)      (1,521,046)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,537,942)      (1,059,026)      (2,014,856)      (2,071,419)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (70,489)        1,462,053            (631)          464,170
NET ASSETS:
   Beginning of year...............       19,601,778       18,139,725       23,681,202       23,217,032
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    19,531,289  $    19,601,778  $    23,680,571  $    23,681,202
                                     ===============  ===============  ===============  ===============

                                          BHFTII BAILLIE GIFFORD
                                            INTERNATIONAL STOCK
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (90,692)  $      (31,231)
   Net realized gains (losses).....          708,846          119,408
   Change in unrealized gains
     (losses) on investments.......        3,650,190          468,003
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,268,344          556,180
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           82,669          159,839
   Net transfers (including fixed
     account)......................      (1,190,553)          143,907
   Contract charges................        (142,472)        (140,895)
   Transfers for contract benefits
     and terminations..............      (1,542,094)      (1,419,706)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,792,450)      (1,256,855)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,475,894        (700,675)
NET ASSETS:
   Beginning of year...............       13,935,088       14,635,763
                                     ---------------  ---------------
   End of year.....................  $    15,410,982  $    13,935,088
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                            BHFTII
                                            BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       126,281  $       127,914  $      (24,171)  $      (22,553)
   Net realized gains (losses)......          (8,405)          (4,531)           94,233          131,627
   Change in unrealized gains
     (losses) on investments........           81,420          (8,439)          341,954        (126,958)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          199,296          114,944          412,016         (17,884)
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           79,571          131,304            2,132            2,798
   Net transfers (including fixed
     account).......................          723,251          291,498         (74,356)           53,245
   Contract charges.................         (69,618)         (71,631)         (11,006)          (9,907)
   Transfers for contract benefits
     and terminations...............        (636,021)        (572,868)         (50,490)         (23,223)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           97,183        (221,697)        (133,720)           22,913
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          296,479        (106,753)          278,296            5,029
NET ASSETS:
   Beginning of year................        8,254,530        8,361,283        1,331,087        1,326,058
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     8,551,009  $     8,254,530  $     1,609,383  $     1,331,087
                                      ===============  ===============  ===============  ===============

                                                    BHFTII                             BHFTII
                                        BLACKROCK ULTRA-SHORT TERM BOND    BRIGHTHOUSE ASSET ALLOCATION 20
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (755,698)  $      (832,913)  $        38,578  $        159,134
   Net realized gains (losses)......            72,264             6,484          101,625           260,313
   Change in unrealized gains
     (losses) on investments........           206,610            54,808          293,285          (44,358)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (476,824)         (771,621)          433,488           375,089
                                      ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           942,654         2,168,805          723,550           392,153
   Net transfers (including fixed
     account).......................        13,560,248        10,154,915        (725,111)         2,163,727
   Contract charges.................         (483,572)         (463,616)         (65,212)          (86,764)
   Transfers for contract benefits
     and terminations...............      (14,362,650)      (13,308,282)        (887,662)       (1,369,964)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (343,320)       (1,448,178)        (954,435)         1,099,152
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (820,144)       (2,219,799)        (520,947)         1,474,241
NET ASSETS:
   Beginning of year................        49,228,297        51,448,096        8,698,574         7,224,333
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $     48,408,153  $     49,228,297  $     8,177,627  $      8,698,574
                                      ================  ================  ===============  ================

                                                    BHFTII                             BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2017              2016             2017              2016
                                      ---------------   ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,469,979   $     7,573,834  $        905,631  $      8,340,416
   Net realized gains (losses)......        9,263,330        22,203,261        18,771,897        43,558,178
   Change in unrealized gains
     (losses) on investments........       20,839,715      (13,298,039)        45,258,766      (24,192,964)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       31,573,024        16,479,056        64,936,294        27,705,630
                                      ---------------   ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,561,436         4,042,790         3,435,900         3,083,274
   Net transfers (including fixed
     account).......................      (8,035,160)       (4,209,880)       (2,545,295)       (3,892,714)
   Contract charges.................      (3,162,110)       (3,289,376)       (4,506,783)       (4,607,715)
   Transfers for contract benefits
     and terminations...............     (34,856,714)      (32,149,336)      (51,698,405)      (35,488,732)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (44,492,548)      (35,605,802)      (55,314,583)      (40,905,887)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............     (12,919,524)      (19,126,746)         9,621,711      (13,200,257)
NET ASSETS:
   Beginning of year................      373,986,508       393,113,254       525,258,712       538,458,969
                                      ---------------   ---------------  ----------------  ----------------
   End of year......................  $   361,066,984   $   373,986,508  $    534,880,423  $    525,258,712
                                      ===============   ===============  ================  ================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 80
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                            2017              2016
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (359,603)   $     5,248,515
   Net realized gains (losses)......       22,383,309        44,736,472
   Change in unrealized gains
     (losses) on investments........       45,492,146      (25,426,322)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       67,515,852        24,558,665
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,279,333         5,086,624
   Net transfers (including fixed
     account).......................      (5,078,400)       (7,656,356)
   Contract charges.................      (3,295,464)       (3,333,595)
   Transfers for contract benefits
     and terminations...............     (34,679,525)      (27,256,604)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (40,774,056)      (33,159,931)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............       26,741,796       (8,601,266)
NET ASSETS:
   Beginning of year................      409,525,398       418,126,664
                                      ---------------   ---------------
   End of year......................  $   436,267,194   $   409,525,398
                                      ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTII BRIGHTHOUSE/ARTISAN      BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                  MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (166,405)  $     (110,602)  $         26,953  $        17,048
   Net realized gains (losses)........          190,785        1,618,237           257,019          188,222
   Change in unrealized gains
     (losses) on investments..........        1,436,522        1,161,510         1,078,710          (4,285)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,460,902        2,669,145         1,362,682          200,985
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          119,502           47,842            98,069           19,562
   Net transfers (including fixed
     account).........................          115,724        (272,660)          (98,841)         (61,550)
   Contract charges...................         (87,576)         (89,178)          (41,541)         (43,007)
   Transfers for contract benefits
     and terminations.................      (1,523,966)      (1,311,548)         (346,709)        (294,787)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,376,316)      (1,625,544)         (389,022)        (379,782)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           84,586        1,043,601           973,660        (178,797)
NET ASSETS:
   Beginning of year..................       14,575,472       13,531,871         4,957,535        5,136,332
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $    14,660,058  $    14,575,472  $      5,931,195  $     4,957,535
                                        ===============  ===============  ================  ===============

                                          BHFTII BRIGHTHOUSE/WELLINGTON                 BHFTII
                                            CORE EQUITY OPPORTUNITIES           FRONTIER MID CAP GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (114,556)  $      (20,487)  $     (139,473)  $      (135,706)
   Net realized gains (losses)........         3,391,199        3,103,768          337,770         1,011,785
   Change in unrealized gains
     (losses) on investments..........         9,724,195          747,718        1,555,497         (595,636)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        13,000,838        3,830,999        1,753,794           280,443
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           315,241          345,637           10,042            38,914
   Net transfers (including fixed
     account).........................       (1,646,765)       15,311,478        (540,120)         (257,830)
   Contract charges...................         (581,585)        (550,621)         (61,035)          (61,625)
   Transfers for contract benefits
     and terminations.................       (6,477,874)      (6,138,712)        (750,546)         (552,456)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (8,390,983)        8,967,782      (1,341,659)         (832,997)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................         4,609,855       12,798,781          412,135         (552,554)
NET ASSETS:
   Beginning of year..................        80,010,101       67,211,320        8,135,627         8,688,181
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $     84,619,956  $    80,010,101  $     8,547,762  $      8,135,627
                                        ================  ===============  ===============  ================

                                                     BHFTII                             BHFTII
                                                 JENNISON GROWTH             LOOMIS SAYLES SMALL CAP CORE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  --------------------------------
                                             2017              2016             2017              2016
                                        ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (752,745)  $      (730,546)  $      (14,190)  $      (13,307)
   Net realized gains (losses)........        5,414,194         6,516,376           64,949           77,212
   Change in unrealized gains
     (losses) on investments..........        9,866,087       (6,713,230)           50,234           64,880
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       14,527,536         (927,400)          100,993          128,785
                                        ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           93,019           244,055            4,138           14,657
   Net transfers (including fixed
     account).........................      (3,971,779)           335,558         (28,903)          (4,436)
   Contract charges...................        (324,143)         (314,492)          (8,695)          (8,645)
   Transfers for contract benefits
     and terminations.................      (4,961,689)       (4,067,274)         (19,249)         (66,421)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (9,164,592)       (3,802,153)         (52,709)         (64,845)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        5,362,944       (4,729,553)           48,284           63,940
NET ASSETS:
   Beginning of year..................       45,005,788        49,735,341          809,075          745,135
                                        ---------------  ----------------  ---------------  ---------------
   End of year........................  $    50,368,732  $     45,005,788  $       857,359  $       809,075
                                        ===============  ================  ===============  ===============

                                                     BHFTII
                                         LOOMIS SAYLES SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (6,180)  $       (5,765)
   Net realized gains (losses)........           41,744           62,954
   Change in unrealized gains
     (losses) on investments..........           81,546         (29,671)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          117,110           27,518
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            1,689            1,280
   Net transfers (including fixed
     account).........................         (24,336)           12,526
   Contract charges...................          (4,091)          (4,169)
   Transfers for contract benefits
     and terminations.................         (35,004)         (60,503)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (61,742)         (50,866)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................           55,368         (23,348)
NET ASSETS:
   Beginning of year..................          475,802          499,150
                                        ---------------  ---------------
   End of year........................  $       531,170  $       475,802
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                 BHFTII                            BHFTII
                                      METLIFE AGGREGATE BOND INDEX       METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2017            2016             2017              2016
                                     --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      206,026  $       178,725  $      (33,996)  $      (39,711)
   Net realized gains (losses).....        (34,630)         (10,707)          748,390          727,674
   Change in unrealized gains
     (losses) on investments.......          68,099        (150,910)          344,024          486,089
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         239,495           17,108        1,058,418        1,174,052
                                     --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         824,210        1,203,581           74,500          164,668
   Net transfers (including fixed
     account)......................       1,448,528        3,452,577          793,772          220,597
   Contract charges................       (175,273)        (153,614)         (69,959)         (60,489)
   Transfers for contract benefits
     and terminations..............     (1,035,911)      (1,417,271)        (798,913)        (506,517)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       1,061,554        3,085,273            (600)        (181,741)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       1,301,049        3,102,381        1,057,818          992,311
NET ASSETS:
   Beginning of year...............      16,335,161       13,232,780        7,511,220        6,518,909
                                     --------------  ---------------  ---------------  ---------------
   End of year.....................  $   17,636,210  $    16,335,161  $     8,569,038  $     7,511,220
                                     ==============  ===============  ===============  ===============

                                                 BHFTII                          BHFTII METLIFE
                                         METLIFE MSCI EAFE INDEX               RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        59,959  $        50,924  $      (63,917)   $      (46,058)
   Net realized gains (losses).....          104,988          (6,198)          658,394           667,473
   Change in unrealized gains
     (losses) on investments.......        1,204,404         (66,937)          703,038         1,073,565
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,369,351         (22,211)        1,297,515         1,694,980
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          115,338           68,592          162,924           165,092
   Net transfers (including fixed
     account)......................          527,425           80,643          476,384         (424,161)
   Contract charges................         (62,625)         (52,924)         (70,361)          (66,530)
   Transfers for contract benefits
     and terminations..............        (422,819)        (407,324)        (707,999)         (474,534)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          157,319        (311,013)        (139,052)         (800,133)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        1,526,670        (333,224)        1,158,463           894,847
NET ASSETS:
   Beginning of year...............        5,875,904        6,209,128       10,344,970         9,450,123
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     7,402,574  $     5,875,904  $    11,503,433   $    10,344,970
                                     ===============  ===============  ===============   ===============


                                        BHFTII METLIFE STOCK INDEX          BHFTII MFS TOTAL RETURN
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (22,280)  $        62,932  $        63,714  $        95,048
   Net realized gains (losses).....        4,470,569        3,842,282          547,582          514,312
   Change in unrealized gains
     (losses) on investments.......        4,933,740          665,714          144,110         (62,139)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,382,029        4,570,928          755,406          547,221
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          397,364          368,902            7,656           53,130
   Net transfers (including fixed
     account)......................      (1,066,467)        2,662,550          265,208           31,682
   Contract charges................        (345,002)        (323,429)         (49,677)         (52,109)
   Transfers for contract benefits
     and terminations..............      (6,496,942)      (3,759,710)        (792,935)        (872,903)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,511,047)      (1,051,687)        (569,748)        (840,200)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,870,982        3,519,241          185,658        (292,979)
NET ASSETS:
   Beginning of year...............       51,519,996       48,000,755        7,568,584        7,861,563
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    53,390,978  $    51,519,996  $     7,754,242  $     7,568,584
                                     ===============  ===============  ===============  ===============


                                             BHFTII MFS VALUE
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        87,600  $       135,447
   Net realized gains (losses).....        1,721,105        2,082,190
   Change in unrealized gains
     (losses) on investments.......        1,839,966          538,333
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,648,671        2,755,970
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          264,922          214,824
   Net transfers (including fixed
     account)......................         (11,851)        1,248,315
   Contract charges................        (211,677)        (209,929)
   Transfers for contract benefits
     and terminations..............      (2,772,263)      (2,186,071)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,730,869)        (932,861)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          917,802        1,823,109
NET ASSETS:
   Beginning of year...............       24,207,697       22,384,588
                                     ---------------  ---------------
   End of year.....................  $    25,125,499  $    24,207,697
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                                     BHFTII                            BHFTII
                                            NEUBERGER BERMAN GENESIS       T. ROWE PRICE LARGE CAP GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016              2017            2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (180,056)  $     (172,417)  $     (384,208)  $     (357,899)
   Net realized gains (losses)........        1,599,644          484,534        1,919,628        2,605,312
   Change in unrealized gains
     (losses) on investments..........          161,693        1,546,226        5,183,292      (2,232,068)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,581,281        1,858,343        6,718,712           15,345
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           73,943           27,736          215,763          343,224
   Net transfers (including fixed
     account).........................        (503,497)        (299,041)        (465,538)          667,983
   Contract charges...................         (88,532)         (92,383)        (190,691)        (179,980)
   Transfers for contract benefits
     and terminations.................      (1,011,690)        (886,072)      (1,882,173)      (1,698,963)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,529,776)      (1,249,760)      (2,322,639)        (867,736)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           51,505          608,583        4,396,073        (852,391)
NET ASSETS:
   Beginning of year..................       12,490,568       11,881,985       21,990,753       22,843,144
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    12,542,073  $    12,490,568  $    26,386,826  $    21,990,753
                                        ===============  ===============  ===============  ===============


                                                     BHFTII                            BHFTII
                                         T. ROWE PRICE SMALL CAP GROWTH    VANECK GLOBAL NATURAL RESOURCES
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016             2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (8,201)  $       (7,903)  $      (71,849)  $      (48,845)
   Net realized gains (losses)........           57,978           80,200         (93,500)        (536,936)
   Change in unrealized gains
     (losses) on investments..........           42,051         (28,794)          142,067        2,377,119
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           91,828           43,503         (23,282)        1,791,338
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --           13,487           36,399
   Net transfers (including fixed
     account).........................         (18,583)          (7,368)          688,115      (1,158,736)
   Contract charges...................          (4,987)          (4,860)         (47,990)         (54,570)
   Transfers for contract benefits
     and terminations.................         (49,760)         (35,295)        (277,109)        (318,056)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (73,330)         (47,523)          376,503      (1,494,963)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           18,498          (4,020)          353,221          296,375
NET ASSETS:
   Beginning of year..................          483,761          487,781        4,607,833        4,311,458
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       502,259  $       483,761  $     4,961,054  $     4,607,833
                                        ===============  ===============  ===============  ===============

                                                      BHFTII                             BHFTII
                                             WESTERN ASSET MANAGEMENT           WESTERN ASSET MANAGEMENT
                                           STRATEGIC BOND OPPORTUNITIES              U.S. GOVERNMENT
                                                    SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      1,722,958  $       400,073  $       252,597   $       236,712
   Net realized gains (losses)........           411,872          105,101        (123,358)          (38,721)
   Change in unrealized gains
     (losses) on investments..........         2,468,867        2,102,236         (79,493)         (324,309)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         4,603,697        2,607,410           49,746         (126,318)
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           417,307          251,583          146,910           583,779
   Net transfers (including fixed
     account).........................         2,777,553       73,669,896        2,353,464         1,768,658
   Contract charges...................         (525,723)        (375,535)        (214,294)         (250,684)
   Transfers for contract benefits
     and terminations.................       (6,625,225)      (4,033,810)      (3,446,092)       (3,082,755)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (3,956,088)       69,512,134      (1,160,012)         (981,002)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................           647,609       72,119,544      (1,110,266)       (1,107,320)
NET ASSETS:
   Beginning of year..................        72,139,687           20,143       26,776,937        27,884,257
                                        ----------------  ---------------  ---------------   ---------------
   End of year........................  $     72,787,296  $    72,139,687  $    25,666,671   $    26,776,937
                                        ================  ===============  ===============   ===============



                                             FIDELITY VIP CONTRAFUND
                                                   SUB-ACCOUNT
                                        --------------------------------
                                              2017             2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (127,467)  $     (152,244)
   Net realized gains (losses)........        1,530,610        1,741,807
   Change in unrealized gains
     (losses) on investments..........        2,234,492        (448,739)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,637,635        1,140,824
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          120,033          154,457
   Net transfers (including fixed
     account).........................        (285,766)           66,945
   Contract charges...................        (136,006)        (134,870)
   Transfers for contract benefits
     and terminations.................      (1,279,823)      (1,512,296)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,581,562)      (1,425,764)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        2,056,073        (284,940)
NET ASSETS:
   Beginning of year..................       18,917,042       19,201,982
                                        ---------------  ---------------
   End of year........................  $    20,973,115  $    18,917,042
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        FIDELITY VIP EQUITY-INCOME            FIDELITY VIP MID CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016             2017              2016
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            58  $            304  $     (144,537)  $      (157,997)
   Net realized gains (losses).....            1,580             4,158        1,048,504           977,588
   Change in unrealized gains
     (losses) on investments.......            4,921             5,572        1,973,745           718,949
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            6,559            10,034        2,877,712         1,538,540
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --                --          214,574           150,891
   Net transfers (including fixed
     account)......................            (102)             (477)        (499,089)            34,676
   Contract charges................            (382)             (472)        (107,183)         (104,892)
   Transfers for contract benefits
     and terminations..............          (3,658)          (18,828)      (1,216,185)         (926,169)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (4,142)          (19,777)      (1,607,883)         (845,494)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............            2,417           (9,743)        1,269,829           693,046
NET ASSETS:
   Beginning of year...............           62,060            71,803       16,028,724        15,335,678
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $        64,477  $         62,060  $    17,298,553  $     16,028,724
                                     ===============  ================  ===============  ================

                                                                                      FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP          FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2017              2016              2017             2016
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       568,743  $        731,414  $        32,487   $        23,499
   Net realized gains (losses).....           64,228         (175,498)          218,421           351,094
   Change in unrealized gains
     (losses) on investments.......        1,032,577         1,872,606           10,675           139,253
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,665,548         2,428,522          261,583           513,846
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           87,554           264,284            1,598            25,037
   Net transfers (including fixed
     account)......................          336,304         (341,359)           63,983            25,865
   Contract charges................        (144,631)         (146,033)         (23,543)          (24,281)
   Transfers for contract benefits
     and terminations..............      (1,817,116)       (1,946,516)        (324,095)         (251,699)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,537,889)       (2,169,624)        (282,057)         (225,078)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          127,659           258,898         (20,474)           288,768
NET ASSETS:
   Beginning of year...............       21,429,895        21,170,997        3,942,631         3,653,863
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $    21,557,554  $     21,429,895  $     3,922,157   $     3,942,631
                                     ===============  ================  ===============   ===============

                                                  FTVIPT                            FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP          TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (31,887)  $      (18,051)  $        99,462  $        23,664
   Net realized gains (losses).....          300,046          541,446         (41,528)           40,396
   Change in unrealized gains
     (losses) on investments.......           82,805          377,639        1,587,607          555,586
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          350,964          901,034        1,645,541          619,646
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           53,336           40,777           58,917           45,642
   Net transfers (including fixed
     account)......................           30,771        (133,080)        (134,455)          275,198
   Contract charges................         (27,481)         (26,942)         (86,506)         (85,558)
   Transfers for contract benefits
     and terminations..............        (180,176)        (221,322)        (974,987)        (703,935)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (123,550)        (340,567)      (1,137,031)        (468,653)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          227,414          560,467          508,510          150,993
NET ASSETS:
   Beginning of year...............        3,903,614        3,343,147       11,685,523       11,534,530
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,131,028  $     3,903,614  $    12,194,033  $    11,685,523
                                     ===============  ===============  ===============  ===============

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2017             2016
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (151,589)   $     (147,218)
   Net realized gains (losses).....         (41,932)         (153,249)
   Change in unrealized gains
     (losses) on investments.......          262,728           459,013
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           69,207           158,546
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           52,342           188,764
   Net transfers (including fixed
     account)......................          306,113           299,547
   Contract charges................         (94,894)          (95,748)
   Transfers for contract benefits
     and terminations..............        (722,573)         (815,793)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (459,012)         (423,230)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (389,805)         (264,684)
NET ASSETS:
   Beginning of year...............       11,126,544        11,391,228
                                     ---------------   ---------------
   End of year.....................  $    10,736,739   $    11,126,544
                                     ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        12,158  $         47,972  $       (9,425)  $      (15,449)
   Net realized gains (losses)......          743,753           778,823          295,050          113,701
   Change in unrealized gains
     (losses) on investments........          881,152         1,419,079        1,728,217        (298,445)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,637,063         2,245,874        2,013,842        (200,193)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          224,783           359,444           99,316           74,556
   Net transfers (including fixed
     account).......................          167,173         (182,027)        (237,327)          301,968
   Contract charges.................        (113,077)         (109,429)         (79,745)         (80,628)
   Transfers for contract benefits
     and terminations...............      (1,919,404)       (1,533,884)        (658,422)        (660,750)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,640,525)       (1,465,896)        (876,178)        (364,854)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (3,462)           779,978        1,137,664        (565,047)
NET ASSETS:
   Beginning of year................       18,652,644        17,872,666        9,786,471       10,351,518
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    18,649,182  $     18,652,644  $    10,924,135  $     9,786,471
                                      ===============  ================  ===============  ===============

                                             LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH             VARIABLE APPRECIATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017             2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (173,980)  $     (137,680)  $       (48,143)  $      (14,843)
   Net realized gains (losses)......         1,570,574        1,247,489         1,530,236        1,238,529
   Change in unrealized gains
     (losses) on investments........         1,033,257      (1,161,909)         2,644,411          621,594
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,429,851         (52,100)         4,126,504        1,845,280
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           384,967          576,827           330,553          962,340
   Net transfers (including fixed
     account).......................           260,161          680,298         (150,828)        (300,037)
   Contract charges.................          (85,238)         (78,189)         (159,223)        (157,093)
   Transfers for contract benefits
     and terminations...............       (1,382,275)      (1,776,039)       (1,550,795)      (2,226,202)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (822,385)        (597,103)       (1,530,293)      (1,720,992)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         1,607,466        (649,203)         2,596,211          124,288
NET ASSETS:
   Beginning of year................        16,840,229       17,489,432        23,691,227       23,566,939
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     18,447,695  $    16,840,229  $     26,287,438  $    23,691,227
                                      ================  ===============  ================  ===============

                                              LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                          VARIABLE DIVIDEND STRATEGY          VARIABLE LARGE CAP GROWTH
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (14,213)  $       (1,300)  $        (3,982)  $       (2,600)
   Net realized gains (losses)......           810,984          427,890            28,798           25,529
   Change in unrealized gains
     (losses) on investments........         1,599,752        1,376,327            33,738         (11,280)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,396,523        1,802,917            58,554           11,649
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           118,401          388,251             9,207            6,108
   Net transfers (including fixed
     account).......................         (184,985)        (166,956)            46,418          (2,298)
   Contract charges.................          (91,844)         (95,759)             (412)            (402)
   Transfers for contract benefits
     and terminations...............       (2,022,372)      (1,323,850)          (44,186)         (31,767)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,180,800)      (1,198,314)            11,027         (28,359)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............           215,723          604,603            69,581         (16,710)
NET ASSETS:
   Beginning of year................        14,930,164       14,325,561           216,950          233,660
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     15,145,887  $    14,930,164  $        286,531  $       216,950
                                      ================  ===============  ================  ===============

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP VALUE
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,703)  $          (690)
   Net realized gains (losses)......           29,619            15,651
   Change in unrealized gains
     (losses) on investments........           25,605            35,803
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           53,521            50,764
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              510                --
   Net transfers (including fixed
     account).......................            4,578            78,138
   Contract charges.................          (1,974)           (1,512)
   Transfers for contract benefits
     and terminations...............         (72,908)          (15,369)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (69,794)            61,257
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (16,273)           112,021
NET ASSETS:
   Beginning of year................          461,514           349,493
                                      ---------------  ----------------
   End of year......................  $       445,241  $        461,514
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              LMPVET CLEARBRIDGE                    LMPVET QS
                                           VARIABLE SMALL CAP GROWTH      VARIABLE CONSERVATIVE GROWTH
                                                  SUB-ACCOUNT                      SUB-ACCOUNT
                                       --------------------------------  -------------------------------
                                             2017             2016            2017            2016
                                       ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (66,125)  $      (60,526)  $       21,969  $        20,776
   Net realized gains (losses).......          271,023          248,667         288,834           56,559
   Change in unrealized gains
     (losses) on investments.........          760,137          (2,374)        (49,547)           58,162
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          965,035          185,767         261,256          135,497
                                       ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          217,642           90,499           7,574          135,756
   Net transfers (including fixed
     account)........................        (218,532)         (35,076)          17,897            9,499
   Contract charges..................         (32,006)         (30,394)        (18,178)         (16,978)
   Transfers for contract benefits
     and terminations................        (338,432)        (438,274)       (201,595)        (428,282)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (371,328)        (413,245)       (194,302)        (300,005)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................          593,707        (227,478)          66,954        (164,508)
NET ASSETS:
   Beginning of year.................        4,385,459        4,612,937       2,269,182        2,433,690
                                       ---------------  ---------------  --------------  ---------------
   End of year.......................  $     4,979,166  $     4,385,459  $    2,336,136  $     2,269,182
                                       ===============  ===============  ==============  ===============

                                                  LMPVET QS                          LMPVET QS
                                               VARIABLE GROWTH               VARIABLE MODERATE GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2017              2016            2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         3,823  $          (52)  $           341  $           232
   Net realized gains (losses).......          271,067           64,674            9,715            1,720
   Change in unrealized gains
     (losses) on investments.........         (44,857)           27,212          (2,533)            1,085
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          230,033           91,834            7,523            3,037
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           15,924            3,466               --               40
   Net transfers (including fixed
     account)........................            1,640            8,125             (70)              137
   Contract charges..................          (3,452)          (4,699)             (53)             (62)
   Transfers for contract benefits
     and terminations................        (235,687)         (95,927)            (264)          (5,369)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (221,575)         (89,035)            (387)          (5,254)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................            8,458            2,799            7,136          (2,217)
NET ASSETS:
   Beginning of year.................        1,411,867        1,409,068           50,644           52,861
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     1,420,325  $     1,411,867  $        57,780  $        50,644
                                       ===============  ===============  ===============  ===============

                                             LMPVIT WESTERN ASSET                 OPPENHEIMER VA
                                        VARIABLE GLOBAL HIGH YIELD BOND        MAIN STREET SMALL CAP
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       325,713  $       393,533  $      (30,681)  $      (44,856)
   Net realized gains (losses).......         (48,664)        (191,677)          449,588          229,805
   Change in unrealized gains
     (losses) on investments.........          312,160          900,004           98,948          463,640
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          589,209        1,101,860          517,855          648,589
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           53,585          181,338           19,834           24,887
   Net transfers (including fixed
     account)........................           51,908        (160,102)        (249,339)           21,289
   Contract charges..................         (57,769)         (55,993)         (32,628)         (31,275)
   Transfers for contract benefits
     and terminations................        (608,319)        (841,768)        (421,351)        (298,707)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (560,595)        (876,525)        (683,484)        (283,806)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................           28,614          225,335        (165,629)          364,783
NET ASSETS:
   Beginning of year.................        8,451,707        8,226,372        4,544,421        4,179,638
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     8,480,321  $     8,451,707  $     4,378,792  $     4,544,421
                                       ===============  ===============  ===============  ===============


                                             PIMCO VIT HIGH YIELD
                                                  SUB-ACCOUNT
                                       --------------------------------
                                            2017             2016
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         4,210  $         4,609
   Net realized gains (losses).......              551              994
   Change in unrealized gains
     (losses) on investments.........            1,268            7,076
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............            6,029           12,679
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --               --
   Net transfers (including fixed
     account)........................            4,901          (1,975)
   Contract charges..................            (693)            (763)
   Transfers for contract benefits
     and terminations................          (5,294)         (11,389)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....          (1,086)         (14,127)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................            4,943          (1,448)
NET ASSETS:
   Beginning of year.................          119,830          121,278
                                       ---------------  ---------------
   End of year.......................  $       124,773  $       119,830
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                           PIMCO VIT LOW DURATION            PIONEER VCT MID CAP VALUE
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (53)  $             39  $      (19,262)  $      (19,766)
   Net realized gains (losses)......              (3)                 5          224,327          134,159
   Change in unrealized gains
     (losses) on investments........                2              (62)           54,747          176,975
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             (54)              (18)          259,812          291,368
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --           42,096           85,256
   Net transfers (including fixed
     account).......................              703             (187)           53,543           35,654
   Contract charges.................            (367)             (410)         (13,213)         (11,089)
   Transfers for contract benefits
     and terminations...............          (3,105)           (2,343)        (224,275)        (116,118)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (2,769)           (2,940)        (141,849)          (6,297)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (2,823)           (2,958)          117,963          285,071
NET ASSETS:
   Beginning of year................           62,277            65,235        2,336,394        2,051,323
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $        59,454  $         62,277  $     2,454,357  $     2,336,394
                                      ===============  ================  ===============  ===============


                                       PIONEER VCT REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017              2016
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            81  $            192  $            296  $           172
   Net realized gains (losses)......              939             2,377             3,633            1,763
   Change in unrealized gains
     (losses) on investments........            (826)           (2,092)             8,979            6,116
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              194               477            12,908            8,051
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --                --               --
   Net transfers (including fixed
     account).......................               --                --             1,214           14,704
   Contract charges.................             (48)              (52)                --               --
   Transfers for contract benefits
     and terminations...............              (2)               (3)               (4)              (7)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..             (50)              (55)             1,210           14,697
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............              144               422            14,118           22,748
NET ASSETS:
   Beginning of year................           12,007            11,585            73,748           51,000
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $        12,151  $         12,007  $         87,866  $        73,748
                                      ===============  ================  ================  ===============

                                                                                       RUSSELL
                                         PUTNAM VT MULTI-CAP GROWTH         GLOBAL REAL ESTATE SECURITIES
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,317)  $          (888)  $           189   $           252
   Net realized gains (losses)......           23,548            30,356              164               253
   Change in unrealized gains
     (losses) on investments........           35,697          (14,929)              453             (380)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           57,928            14,539              806               125
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            7,345             8,149               --                --
   Net transfers (including fixed
     account).......................          (2,494)          (15,345)               --                --
   Contract charges.................               --                --               --                --
   Transfers for contract benefits
     and terminations...............         (14,271)          (12,410)              (2)               (2)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (9,420)          (19,606)              (2)               (2)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............           48,508           (5,067)              804               123
NET ASSETS:
   Beginning of year................          212,052           217,119            7,841             7,718
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $       260,560  $        212,052  $         8,645   $         7,841
                                      ===============  ================  ===============   ===============

                                                    RUSSELL
                                        INTERNATIONAL DEVELOPED MARKETS
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                            2017             2016
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            167  $           210
   Net realized gains (losses)......               508               12
   Change in unrealized gains
     (losses) on investments........             2,014            (111)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             2,689              111
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --
   Net transfers (including fixed
     account).......................                --               --
   Contract charges.................                --               --
   Transfers for contract benefits
     and terminations...............               (3)              (4)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (3)              (4)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............             2,686              107
NET ASSETS:
   Beginning of year................            11,552           11,445
                                      ----------------  ---------------
   End of year......................  $         14,238  $        11,552
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                            RUSSELL STRATEGIC BOND            RUSSELL U.S. SMALL CAP EQUITY
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      -----------------------------------  ----------------------------------
                                            2017              2016               2017              2016
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (9)  $              51  $           (51)  $           (18)
   Net realized gains (losses)......              (10)                679               327                 4
   Change in unrealized gains
     (losses) on investments........               596              (338)               319               637
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               577                392               595               623
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                 --                --                --
   Net transfers (including fixed
     account).......................                --                 --                --                --
   Contract charges.................                --                 --                --                --
   Transfers for contract benefits
     and terminations...............               (4)                (2)               (5)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)                (2)               (5)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............               573                390               590               619
NET ASSETS:
   Beginning of year................            23,697             23,307             4,257             3,638
                                      ----------------  -----------------  ----------------  ----------------
   End of year......................  $         24,270  $          23,697  $          4,847  $          4,257
                                      ================  =================  ================  ================

                                                                               TAP 1919 VARIABLE SOCIALLY
                                         RUSSELL U.S. STRATEGIC EQUITY             RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2017              2016               2017              2016
                                      ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (181)  $          (152)  $            (60)  $          (104)
   Net realized gains (losses)......             5,034             2,853                872               104
   Change in unrealized gains
     (losses) on investments........             3,789             1,070              1,183               680
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             8,642             3,771              1,995               680
                                      ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                 --                --
   Net transfers (including fixed
     account).......................                --                --                 --                --
   Contract charges.................                --                --               (35)              (38)
   Transfers for contract benefits
     and terminations...............               (4)               (4)              (700)           (3,706)
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)               (4)              (735)           (3,744)
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............             8,638             3,767              1,260           (3,064)
NET ASSETS:
   Beginning of year................            45,173            41,406             13,795            16,859
                                      ----------------  ----------------  -----------------  ----------------
   End of year......................  $         53,811  $         45,173  $          15,055  $         13,795
                                      ================  ================  =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
           OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Variable Annuity Account B (the "Separate Account"), a separate account of Brighthouse Life Insurance Company of NY ("Brighthouse NY" and the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). Brighthouse NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company ("Brighthouse Insurance"), which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY and the Separate Account changed its name from First MetLife Investors Variable Annuity Account One to Brighthouse Variable Annuity Account B.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Insurance. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife, Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Blackrock Variable Series Funds, Inc. ("BlackRock")        Oppenheimer Variable Account Funds ("Oppenheimer
Brighthouse Funds Trust I ("BHFTI")*                         VA")
Brighthouse Funds Trust II ("BHFTII")*                     PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                              Russell Investment Funds ("Russell")
Legg Mason Partners Variable Equity Trust ("LMPVET")       Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

American Funds Bond Sub-Account (a)                     BHFTI JPMorgan Small Cap Value Sub-Account (a)
American Funds Global Growth Sub-Account (a)            BHFTI Loomis Sayles Global Markets Sub-Account
American Funds Global Small Capitalization              BHFTI MetLife Multi-Index Targeted Risk
   Sub-Account                                            Sub-Account
American Funds Growth Sub-Account                       BHFTI MFS Research International Sub-Account (a)
American Funds Growth-Income Sub-Account (a)            BHFTI Morgan Stanley Mid Cap Growth
BHFTI AB Global Dynamic Allocation Sub-Account            Sub-Account (a)
BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI Oppenheimer Global Equity Sub-Account
   Plus Sub-Account                                     BHFTI PanAgora Global Diversified Risk
BHFTI American Funds Balanced Allocation                  Sub-Account
   Sub-Account                                          BHFTI PIMCO Inflation Protected Bond Sub-Account
BHFTI American Funds Growth Allocation                  BHFTI PIMCO Total Return Sub-Account (a)
   Sub-Account                                          BHFTI Pyramis Government Income Sub-Account
BHFTI American Funds Growth Sub-Account                 BHFTI Schroders Global Multi-Asset Sub-Account
BHFTI American Funds Moderate Allocation                BHFTI Schroders Global Multi-Asset II Sub-Account
   Sub-Account                                          BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account              BHFTI SSGA Growth ETF Sub-Account
BHFTI BlackRock Global Tactical Strategies              BHFTI T. Rowe Price Large Cap Value
   Sub-Account                                            Sub-Account (a)
BHFTI BlackRock High Yield Sub-Account (a)              BHFTI T. Rowe Price Mid Cap Growth Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account      BHFTI Victory Sycamore Mid Cap Value
BHFTI Brighthouse Balanced Plus Sub-Account               Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)       BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse/Aberdeen Emerging Markets               Sub-Account
   Equity Sub-Account (a)                               BHFTII Baillie Gifford International Stock
BHFTI Brighthouse/Eaton Vance Floating Rate               Sub-Account
   Sub-Account                                          BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Franklin Low Duration Total           BHFTII BlackRock Capital Appreciation
   Return Sub-Account                                     Sub-Account (a)
BHFTI Brighthouse/Templeton International Bond          BHFTII BlackRock Ultra-Short Term Bond
   Sub-Account                                            Sub-Account (a)
BHFTI Brighthouse/Wellington Large Cap Research         BHFTII Brighthouse Asset Allocation 20 Sub-Account
   Sub-Account (a)                                      BHFTII Brighthouse Asset Allocation 40 Sub-Account
BHFTI Clarion Global Real Estate Sub-Account (a)        BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI ClearBridge Aggressive Growth                     BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account (a)                                      BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Harris Oakmark International Sub-Account (a)        Sub-Account
BHFTI Invesco Balanced-Risk Allocation                  BHFTII Brighthouse/Dimensional International Small
   Sub-Account                                            Company Sub-Account
BHFTI Invesco Comstock Sub-Account                      BHFTII Brighthouse/Wellington Core Equity
BHFTI Invesco Small Cap Growth Sub-Account (a)            Opportunities Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account (a)                BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI JPMorgan Global Active Allocation                 BHFTII Jennison Growth Sub-Account (a)
   Sub-Account                                          BHFTII Loomis Sayles Small Cap Core Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII Loomis Sayles Small Cap Growth Sub-Account        LMPVET ClearBridge Variable Appreciation
BHFTII MetLife Aggregate Bond Index Sub-Account             Sub-Account (a)
BHFTII MetLife Mid Cap Stock Index Sub-Account           LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife MSCI EAFE Index Sub-Account                  Sub-Account (a)
BHFTII MetLife Russell 2000 Index Sub-Account            LMPVET ClearBridge Variable Large Cap Growth
BHFTII MetLife Stock Index Sub-Account (a)                  Sub-Account
BHFTII MFS Total Return Sub-Account (a)                  LMPVET ClearBridge Variable Large Cap Value
BHFTII MFS Value Sub-Account (a)                            Sub-Account
BHFTII Neuberger Berman Genesis Sub-Account (a)          LMPVET ClearBridge Variable Small Cap Growth
BHFTII T. Rowe Price Large Cap Growth                       Sub-Account (a)
   Sub-Account (a)                                       LMPVET QS Variable Conservative Growth
BHFTII T. Rowe Price Small Cap Growth                       Sub-Account
   Sub-Account                                           LMPVET QS Variable Growth Sub-Account
BHFTII VanEck Global Natural Resources                   LMPVET QS Variable Moderate Growth Sub-Account
   Sub-Account                                           LMPVIT Western Asset Variable Global High Yield
BHFTII Western Asset Management Strategic Bond              Bond Sub-Account (a)
   Opportunities Sub-Account (a)                         Oppenheimer VA Main Street Small Cap Sub-Account
BHFTII Western Asset Management U.S. Government          PIMCO VIT High Yield Sub-Account
   Sub-Account (a)                                       PIMCO VIT Low Duration Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  Pioneer VCT Mid Cap Value Sub-Account
Fidelity VIP Equity-Income Sub-Account                   Pioneer VCT Real Estate Shares Sub-Account
Fidelity VIP Mid Cap Sub-Account                         Putnam VT Equity Income Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   Putnam VT Multi-Cap Growth Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Russell Global Real Estate Securities Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Russell International Developed Markets Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             Russell Strategic Bond Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             Russell U.S. Small Cap Equity Sub-Account
Invesco V.I. Equity and Income Sub-Account               Russell U.S. Strategic Equity Sub-Account
Invesco V.I. International Growth Sub-Account (a)        TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account
   Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2017:

BHFTI Brighthouse/Artisan International Sub-Account
BHFTI TCW Core Fixed Income Sub-Account
BHFTII BlackRock Large Cap Value Sub-Account
BlackRock Global Allocation V.I. Sub-Account
VIF Global Infrastructure Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                                 New Name

(MIST) Goldman Sachs Mid Cap Value Portfolio                (BHFTI) Wells Capital Management Mid Cap Value
                                                              Portfolio
(MIST) Invesco Mid Cap Value Portfolio                      (BHFTI) Victory Sycamore Mid Cap Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity                 (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                  Equity Portfolio
(MIST) Met/Artisan International Portfolio                  (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio              (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                              Portfolio
(MIST) Met/Franklin Low Duration Total Return               (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                                  Return Portfolio
(MIST) Met/Templeton International Bond Portfolio           (BHFTI) Brighthouse/Templeton International Bond
                                                              Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio          (BHFTI) Brighthouse/Wellington Large Cap Research
                                                              Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio               (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                      (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                    (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                       (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio               (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                   (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                              Portfolio
(MSF) Met/Dimensional International Small Company           (BHFTII) Brighthouse/Dimensional International
   Portfolio                                                  Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities              (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                  Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio                 (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio                 (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio                 (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio                 (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                             (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                          (BHFTII) MetLife Russell 2000 Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio            (BHFTII) VanEck Global Natural Resources Portfolio
Russell Aggressive Equity Portfolio                         Russell U.S. Small Cap Equity Portfolio
Russell Core Bond Portfolio                                 Russell Strategic Bond Portfolio
Russell Multi-Style Equity Portfolio                        Russell U.S. Strategic Equity Portfolio
Russell Non-U.S. Portfolio                                  Russell International Developed Markets Portfolio

TRUST NAME CHANGES:

Former Name                                               New Name

Met Investors Series Trust (MIST)                         Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                            Brighthouse Funds Trust II (BHFTII)
Universal Institutional Funds (UIF)                       Morgan Stanley Variable Insurance Fund, Inc. (VIF)

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

First MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account B

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ---------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     ---------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     ---------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     ---------------------------------------------------------------------------------------------------------------------------

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.40%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017                DECEMBER 31, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    --------------    -------------    --------------
     American Funds Bond Sub-Account............................        899,831         9,677,131        1,021,704           750,603
     American Funds Global Growth Sub-Account...................        864,722        19,990,517        1,204,455         3,265,914
     American Funds Global Small Capitalization Sub-Account.....        210,025         4,049,187           68,717           606,976
     American Funds Growth Sub-Account..........................        710,235        42,860,360        5,550,354         8,836,255
     American Funds Growth-Income Sub-Account...................        594,229        24,130,375        2,402,645         3,554,439
     BHFTI AB Global Dynamic Allocation Sub-Account.............     12,319,629       127,018,523        3,077,945        14,826,037
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................        384,690         4,132,154        1,247,938           245,544
     BHFTI American Funds Balanced Allocation Sub-Account.......     21,340,941       197,043,920       21,524,099        24,619,441
     BHFTI American Funds Growth Allocation Sub-Account.........     10,972,148        95,376,048       15,881,666        13,333,460
     BHFTI American Funds Growth Sub-Account....................      4,778,254        44,880,894        6,860,023         7,242,321
     BHFTI American Funds Moderate Allocation Sub-Account.......     10,731,635       100,876,486        7,959,018        15,199,954
     BHFTI AQR Global Risk Balanced Sub-Account.................     13,880,465       144,706,790        9,110,520        12,607,463
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....     25,858,651       256,457,856        7,297,625        26,448,822
     BHFTI BlackRock High Yield Sub-Account.....................      2,506,097        19,922,749        2,052,219         2,588,856
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........      8,469,512        93,521,018        8,221,112        14,647,781
     BHFTI Brighthouse Balanced Plus Sub-Account................     40,208,395       418,398,095       43,094,669        24,618,592
     BHFTI Brighthouse Small Cap Value Sub-Account..............      2,014,307        29,641,582        1,987,121         5,520,313
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................      2,923,180        28,901,114        1,888,605         4,708,615
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....        597,350         6,153,506        1,072,275         1,512,142
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................      1,758,618        17,268,538        3,356,795         4,901,931
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................        289,108         3,277,652          200,937           466,474
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................        111,574         1,184,407          148,589           205,029
     BHFTI Clarion Global Real Estate Sub-Account...............      1,806,064        20,697,069        1,438,330         2,661,137
     BHFTI ClearBridge Aggressive Growth Sub-Account............      2,760,437        30,432,708        1,403,505         8,136,534
     BHFTI Harris Oakmark International Sub-Account.............      3,566,766        50,647,750        2,659,448        11,011,756
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........      4,446,257        45,635,616        8,423,775         3,920,640
     BHFTI Invesco Comstock Sub-Account.........................      2,469,658        30,167,196        2,395,032         5,819,587
     BHFTI Invesco Small Cap Growth Sub-Account.................      1,938,315        26,767,691        3,631,530         4,145,076
     BHFTI JPMorgan Core Bond Sub-Account.......................      2,971,233        30,968,595        4,286,157         3,271,670
     BHFTI JPMorgan Global Active Allocation Sub-Account........      5,339,036        58,780,949        4,650,915         8,372,646
     BHFTI JPMorgan Small Cap Value Sub-Account.................        238,504         3,486,691          463,593           580,942
     BHFTI Loomis Sayles Global Markets Sub-Account.............      1,102,601        14,072,905          994,903         2,711,756
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........      3,793,209        45,013,671        7,298,989         3,372,156
     BHFTI MFS Research International Sub-Account...............      2,604,954        28,836,085        1,030,497         5,173,959
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............        607,895         7,298,122          257,525         1,592,160
     BHFTI Oppenheimer Global Equity Sub-Account................        172,595         3,071,684          120,524           934,988
     BHFTI PanAgora Global Diversified Risk Sub-Account.........        380,462         4,058,618        1,459,118           947,121
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........      6,440,661        69,089,856        3,815,221         4,019,231
     BHFTI PIMCO Total Return Sub-Account.......................     12,098,681       141,881,007        8,552,096         8,378,225
     BHFTI Pyramis Government Income Sub-Account................      4,296,362        46,106,267        3,582,804         4,865,565
     BHFTI Schroders Global Multi-Asset II Sub-Account..........      1,887,288        21,486,379        8,208,089         2,404,519
     BHFTI Schroders Global Multi-Asset Sub-Account.............      2,107,984        23,635,483        2,302,559         2,130,890
     BHFTI SSGA Growth and Income ETF Sub-Account...............      7,559,631        84,097,550        4,904,600        11,641,666
     BHFTI SSGA Growth ETF Sub-Account..........................      4,018,323        45,226,701        2,782,159         8,117,724
     BHFTI T. Rowe Price Large Cap Value Sub-Account............      1,621,286        45,227,879        7,283,933         9,130,560
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............      4,163,881        38,943,701        4,599,560         7,274,777
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........        952,602        15,842,576          813,979         2,470,503
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................      1,870,505        24,553,512          735,621         2,879,925
     BHFTII Baillie Gifford International Stock Sub-Account.....      1,165,734        11,095,526          563,231         3,446,376
     BHFTII BlackRock Bond Income Sub-Account...................         81,021         8,645,166          901,577           678,111

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------    --------------   --------------
     BHFTII BlackRock Capital Appreciation Sub-Account..........         37,087         1,062,757           85,507           207,768
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........        480,809        48,146,772       19,932,952        21,031,034
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........        748,870         8,162,369        4,470,512         5,255,402
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........     30,547,125       366,598,942       22,064,776        53,621,548
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........     42,283,040       532,685,373       34,271,789        67,690,115
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........     30,766,376       422,694,371       33,820,231        51,545,924
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......         58,603        12,408,427          513,243         2,055,978
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................        389,699         5,508,384        1,450,230         1,551,775
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................      2,640,803        77,397,659        5,366,148        10,805,364
     BHFTII Frontier Mid Cap Growth Sub-Account.................        245,414         7,323,584          244,024         1,504,784
     BHFTII Jennison Growth Sub-Account.........................      3,035,882        37,804,312        3,852,756        10,281,206
     BHFTII Loomis Sayles Small Cap Core Sub-Account............          3,095           737,579           83,960            94,789
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         37,807           418,474           55,920            98,446
     BHFTII MetLife Aggregate Bond Index Sub-Account............      1,659,101        18,054,220        2,701,755         1,434,172
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............        432,781         6,934,861        1,891,837         1,410,384
     BHFTII MetLife MSCI EAFE Index Sub-Account.................        522,782         6,218,403        1,289,443         1,072,165
     BHFTII MetLife Russell 2000 Index Sub-Account..............        538,299         9,117,303        1,494,266         1,254,975
     BHFTII MetLife Stock Index Sub-Account.....................      1,037,371        36,663,276        4,384,991        10,385,135
     BHFTII MFS Total Return Sub-Account........................         44,275         6,342,735          793,682           903,773
     BHFTII MFS Value Sub-Account...............................      1,527,092        22,738,943        3,033,666         4,187,963
     BHFTII Neuberger Berman Genesis Sub-Account................        563,665         8,550,264        1,240,081         1,943,819
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........      1,060,852        22,324,713        3,369,319         4,558,269
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........         21,753           327,659           37,509            87,217
     BHFTII VanEck Global Natural Resources Sub-Account.........        463,220         5,359,521          926,644           621,987
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................      5,245,414        68,216,317        5,572,232         7,805,341
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................      2,214,120        26,497,377        3,215,251         4,122,649
     Fidelity VIP Contrafund Sub-Account........................        555,960        16,001,230        1,667,903         2,304,413
     Fidelity VIP Equity-Income Sub-Account.....................          2,765            57,849            2,260             5,019
     Fidelity VIP Mid Cap Sub-Account...........................        457,755        13,867,388        1,102,786         2,078,785
     FTVIPT Franklin Income VIP Sub-Account.....................      1,333,184        20,428,127        1,177,446         2,146,576
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............        192,642         3,432,989          329,743           421,212
     FTVIPT Franklin Small Cap Value VIP Sub-Account............        208,639         3,652,572          430,807           314,106
     FTVIPT Templeton Foreign VIP Sub-Account...................        788,073        11,895,114          431,378         1,468,939
     FTVIPT Templeton Global Bond VIP Sub-Account...............        650,318        11,831,449          278,290           852,800
     Invesco V.I. Equity and Income Sub-Account.................        984,127        14,822,876          969,617         2,265,539
     Invesco V.I. International Growth Sub-Account..............        277,740         7,731,929          307,140         1,192,719
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................        678,804        14,106,695        1,734,569         1,566,201
     LMPVET ClearBridge Variable Appreciation Sub-Account.......        626,343        17,351,996        1,351,817         2,075,537
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................        756,639         9,457,131          273,838         2,468,852
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         11,634           225,582           78,987            54,712
     LMPVET ClearBridge Variable Large Cap Value
       Sub-Account..............................................         20,777           343,008           25,225            84,009
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................        192,003         3,561,457          368,066           702,951
     LMPVET QS Variable Conservative Growth Sub-Account.........        159,574         2,078,255          314,666           244,492
     LMPVET QS Variable Growth Sub-Account......................         98,225         1,270,449          263,969           263,078
     LMPVET QS Variable Moderate Growth Sub-Account.............          4,149            50,593           10,605             1,226
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................      1,161,605         9,103,612          596,313           831,188

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 --------------    -------------    --------------    --------------
     Oppenheimer VA Main Street Small Cap Sub-Account..........         172,259        3,189,563           358,594           839,006
     PIMCO VIT High Yield Sub-Account..........................          15,856          114,227             9,256             6,128
     PIMCO VIT Low Duration Sub-Account........................           5,807           59,513             1,367             4,194
     Pioneer VCT Mid Cap Value Sub-Account.....................         117,604        2,168,333           342,151           307,984
     Pioneer VCT Real Estate Shares Sub-Account................             787            6,269             1,085               249
     Putnam VT Equity Income Sub-Account.......................           3,292           57,894             8,072             4,180
     Putnam VT Multi-Cap Growth Sub-Account....................           6,560          154,447            25,950            20,134
     Russell Global Real Estate Securities Sub-Account.........             584            8,124               459               116
     Russell International Developed Markets Sub-Account.......           1,086           11,222               820               180
     Russell Strategic Bond Sub-Account........................           2,341           24,848               325               339
     Russell U.S. Small Cap Equity Sub-Account.................             296            3,894               323                61
     Russell U.S. Strategic Equity Sub-Account.................           2,904           44,101             5,414               692
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account.............................................             540           16,954             1,179               948

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                                                        AMERICAN FUNDS                AMERICAN FUNDS
                                       AMERICAN FUNDS BOND               GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2017            2016            2017           2016           2017           2016
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         510,982         565,472         568,974        612,272        121,273        123,980
Units issued and transferred
   from other funding options..          62,049          26,487          32,117         30,683          2,466         10,877
Units redeemed and transferred
   to other funding options....        (56,312)        (80,977)        (71,604)       (73,981)       (13,808)       (13,584)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         516,719         510,982         529,487        568,974        109,931        121,273
                                 ==============  ==============  ==============  =============  =============  =============


                                                                        AMERICAN FUNDS                  BHFTI AB GLOBAL
                                     AMERICAN FUNDS GROWTH               GROWTH-INCOME                DYNAMIC ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        193,398         216,165         155,816         171,529      12,052,765      12,613,899
Units issued and transferred
   from other funding options..          1,756           3,988          31,247           6,251         269,886         529,895
Units redeemed and transferred
   to other funding options....       (27,734)        (26,755)        (17,700)        (21,964)     (1,168,669)     (1,091,029)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        167,420         193,398         169,363         155,816      11,153,982      12,052,765
                                 =============  ==============  ==============  ==============  ==============  ==============

                                 BHFTI ALLIANZ GLOBAL INVESTORS       BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                    DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -------------------------------  -----------------------------  -----------------------------
                                      2017            2016             2017           2016            2017           2016
                                  -------------  -------------    -------------  --------------  --------------  -------------

Units beginning of year........       3,030,817      2,419,872       15,611,686      16,602,026       7,212,209      7,658,016
Units issued and transferred
   from other funding options..       1,132,787        950,762          879,845         861,350         716,861        295,082
Units redeemed and transferred
   to other funding options....       (268,161)      (339,817)      (1,837,438)     (1,851,690)       (956,159)      (740,889)
                                  -------------  -------------    -------------  --------------  --------------  -------------
Units end of year..............       3,895,443      3,030,817       14,654,093      15,611,686       6,972,911      7,212,209
                                  =============  =============    =============  ==============  ==============  =============


                                     BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS                   BHFTI
                                            GROWTH                   MODERATE ALLOCATION         AQR GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2017           2016            2017           2016           2017            2016
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      4,340,981       4,464,645       8,497,805      8,864,010     12,028,480     13,270,365
Units issued and transferred
   from other funding options..        431,397         474,133         254,562        367,705        344,333        399,413
Units redeemed and transferred
   to other funding options....      (638,861)       (597,797)     (1,142,833)      (733,910)    (1,241,014)    (1,641,298)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      4,133,517       4,340,981       7,609,534      8,497,805     11,131,799     12,028,480
                                 =============  ==============  ==============  =============  =============  =============

                                         BHFTI BLACKROCK                                              BHFTI BRIGHTHOUSE
                                   GLOBAL TACTICAL STRATEGIES     BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017            2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........      22,869,283      24,563,596        722,071         772,951       6,274,951      6,569,734
Units issued and transferred
   from other funding options..         513,655         826,624         60,624          99,370         102,048        190,158
Units redeemed and transferred
   to other funding options....     (2,148,069)     (2,520,937)      (105,971)       (150,250)       (757,147)      (484,941)
                                 --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............      21,234,869      22,869,283        676,724         722,071       5,619,852      6,274,951
                                 ==============  ==============  =============  ==============  ==============  =============


                                       BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE         BHFTI BRIGHTHOUSE/ABERDEEN
                                         BALANCED PLUS                 SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017           2016            2017           2016
                                 --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year........      32,202,037     32,062,067       1,246,908      1,419,455      3,035,429       3,357,805
Units issued and transferred
   from other funding options..       2,243,206      2,536,592          64,756         80,013        263,176         276,918
Units redeemed and transferred
   to other funding options....     (2,543,811)    (2,396,622)       (220,281)      (252,560)      (500,565)       (599,294)
                                 --------------  -------------  --------------  -------------  -------------  --------------
Units end of year..............      31,901,432     32,202,037       1,091,383      1,246,908      2,798,040       3,035,429
                                 ==============  =============  ==============  =============  =============  ==============

                                    BHFTI BRIGHTHOUSE/EATON       BHFTI BRIGHTHOUSE/FRANKLIN     BHFTI BRIGHTHOUSE/TEMPLETON
                                      VANCE FLOATING RATE          LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2017           2016            2017            2016            2017           2016
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........         572,091        646,450       1,865,856       1,944,003        250,541         239,083
Units issued and transferred
   from other funding options..          92,613         89,915         409,417         351,561         24,953          37,563
Units redeemed and transferred
   to other funding options....       (141,970)      (164,274)       (565,040)       (429,708)       (42,033)        (26,105)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............         522,734        572,091       1,710,233       1,865,856        233,461         250,541
                                 ==============  =============  ==============  ==============  =============  ==============


                                 BHFTI BRIGHTHOUSE/WELLINGTON            BHFTI CLARION                BHFTI CLEARBRIDGE
                                      LARGE CAP RESEARCH              GLOBAL REAL ESTATE              AGGRESSIVE GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------   -------------  --------------  --------------  -------------

Units beginning of year........         96,070         105,203       1,243,407       1,380,633       3,226,408      3,593,923
Units issued and transferred
   from other funding options..          3,736           3,973         114,722          86,168         154,259        275,029
Units redeemed and transferred
   to other funding options....        (9,478)        (13,106)       (202,903)       (223,394)       (530,617)      (642,544)
                                 -------------  --------------   -------------  --------------  --------------  -------------
Units end of year..............         90,328          96,070       1,155,226       1,243,407       2,850,050      3,226,408
                                 =============  ==============   =============  ==============  ==============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                         BHFTI HARRIS                  BHFTI INVESCO
                                     OAKMARK INTERNATIONAL       BALANCED-RISK ALLOCATION        BHFTI INVESCO COMSTOCK
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017            2016          2017            2016
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       2,141,065      2,327,027     35,997,671     32,854,167      2,194,769      2,440,674
Units issued and transferred
   from other funding options..         131,343        240,614      5,362,254      7,582,770         92,606        120,916
Units redeemed and transferred
   to other funding options....       (418,225)      (426,576)    (4,855,417)    (4,439,266)      (351,731)      (366,821)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       1,854,183      2,141,065     36,504,508     35,997,671      1,935,644      2,194,769
                                 ==============  =============  =============  =============  =============  =============


                                          BHFTI INVESCO                                              BHFTI JPMORGAN
                                        SMALL CAP GROWTH          BHFTI JPMORGAN CORE BOND      GLOBAL ACTIVE ALLOCATION
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2017            2016           2017           2016           2017           2016
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........         924,203       1,002,342      2,700,472      2,699,320     50,757,669     47,107,126
Units issued and transferred
   from other funding options..          52,489          77,251        496,631        500,730      4,173,059      9,554,548
Units redeemed and transferred
   to other funding options....       (146,988)       (155,390)      (427,961)      (499,578)    (7,823,736)    (5,904,005)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............         829,704         924,203      2,769,142      2,700,472     47,106,992     50,757,669
                                 ==============  ==============  =============  =============  =============  =============

                                        BHFTI JPMORGAN                  BHFTI LOOMIS                   BHFTI METLIFE
                                        SMALL CAP VALUE             SAYLES GLOBAL MARKETS        MULTI-INDEX TARGETED RISK
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........        190,834         214,127      1,036,206       1,142,649     29,527,314     25,386,319
Units issued and transferred
   from other funding options..         13,163           6,755         60,625          82,703      4,872,381      7,930,108
Units redeemed and transferred
   to other funding options....       (26,409)        (30,048)      (148,976)       (189,146)    (3,045,624)    (3,789,113)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............        177,588         190,834        947,855       1,036,206     31,354,071     29,527,314
                                 =============  ==============  =============  ==============  =============  =============


                                      BHFTI MFS RESEARCH            BHFTI MORGAN STANLEY              BHFTI OPPENHEIMER
                                         INTERNATIONAL                 MID CAP GROWTH                   GLOBAL EQUITY
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2017           2016            2017           2016            2017            2016
                                 --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year........       2,049,260      2,153,196         600,877        594,647         154,613         164,302
Units issued and transferred
   from other funding options..          65,084        160,130          25,425         70,252           3,616          10,100
Units redeemed and transferred
   to other funding options....       (314,098)      (264,066)        (84,631)       (64,022)        (29,309)        (19,789)
                                 --------------  -------------  --------------  -------------  --------------  --------------
Units end of year..............       1,800,246      2,049,260         541,671        600,877         128,920         154,613
                                 ==============  =============  ==============  =============  ==============  ==============

                                       BHFTI PANAGORA              BHFTI PIMCO INFLATION
                                   GLOBAL DIVERSIFIED RISK            PROTECTED BOND           BHFTI PIMCO TOTAL RETURN
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2017           2016           2017            2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........      3,240,050        904,034      4,421,076      4,837,263      7,773,045       8,485,580
Units issued and transferred
   from other funding options..      1,465,031      3,204,151        531,955        318,166        866,255         717,566
Units redeemed and transferred
   to other funding options....      (973,580)      (868,135)      (542,938)      (734,353)      (908,340)     (1,430,101)
                                 -------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............      3,731,501      3,240,050      4,410,093      4,421,076      7,730,960       7,773,045
                                 =============  =============  =============  =============  =============  ==============


                                        BHFTI PYRAMIS                 BHFTI SCHRODERS               BHFTI SCHRODERS
                                      GOVERNMENT INCOME            GLOBAL MULTI-ASSET II          GLOBAL MULTI-ASSET
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2017           2016            2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........      4,300,993      4,341,821      1,364,876      1,488,949     19,337,757      19,308,600
Units issued and transferred
   from other funding options..        436,062        495,474        723,915        356,015      1,858,743       2,012,624
Units redeemed and transferred
   to other funding options....      (587,818)      (536,302)      (253,257)      (480,088)    (2,050,205)     (1,983,467)
                                 -------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............      4,149,237      4,300,993      1,835,534      1,364,876     19,146,295      19,337,757
                                 =============  =============  =============  =============  =============  ==============

                                    BHFTI SSGA GROWTH AND                                        BHFTI T. ROWE PRICE
                                         INCOME ETF                BHFTI SSGA GROWTH ETF           LARGE CAP VALUE
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017           2016            2017           2016           2017          2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,009,768      6,361,369      3,297,259      3,576,953        712,260        822,870
Units issued and transferred
   from other funding options..        243,050        179,322        104,292        123,959         35,772         49,449
Units redeemed and transferred
   to other funding options....      (738,372)      (530,923)      (490,670)      (403,653)      (115,796)      (160,059)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      5,514,446      6,009,768      2,910,881      3,297,259        632,236        712,260
                                 =============  =============  =============  =============  =============  =============


                                     BHFTI T. ROWE PRICE         BHFTI VICTORY SYCAMORE           BHFTI WELLS CAPITAL
                                       MID CAP GROWTH                 MID CAP VALUE            MANAGEMENT MID CAP VALUE
                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017          2016           2017           2016            2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,347,030      2,528,906        514,649        541,952        998,992      1,091,026
Units issued and transferred
   from other funding options..         88,982        223,958         39,951         47,796         54,279         66,185
Units redeemed and transferred
   to other funding options....      (374,847)      (405,834)       (79,299)       (75,099)      (137,086)      (158,219)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,061,165      2,347,030        475,301        514,649        916,185        998,992
                                 =============  =============  =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                     BHFTII BAILLIE GIFFORD                  BHFTII                     BHFTII BLACKROCK
                                       INTERNATIONAL STOCK            BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       1,150,477       1,261,509         139,016         143,286          89,036          87,289
Units issued and transferred
   from other funding options..          53,095         126,398          15,026          14,738           2,121           5,306
Units redeemed and transferred
   to other funding options....       (242,175)       (237,430)        (13,890)        (19,008)         (7,585)         (3,559)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         961,397       1,150,477         140,152         139,016          83,572          89,036
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                       BHFTII BLACKROCK              BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                     ULTRA-SHORT TERM BOND           ASSET ALLOCATION 20            ASSET ALLOCATION 40
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........      5,048,494       5,175,195        621,725         528,487     25,163,031      27,623,837
Units issued and transferred
   from other funding options..      3,025,642       3,004,996        325,088         427,846        511,317         760,174
Units redeemed and transferred
   to other funding options....    (2,854,607)     (3,131,697)      (361,996)       (334,608)    (3,355,138)     (3,220,980)
                                 -------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............      5,219,529       5,048,494        584,817         621,725     22,319,210      25,163,031
                                 =============  ==============  =============  ==============  =============  ==============


                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE         BHFTII BRIGHTHOUSE/ARTISAN
                                       ASSET ALLOCATION 60             ASSET ALLOCATION 80               MID CAP VALUE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      33,270,831      35,981,037      25,900,408      28,152,718         649,443         727,452
Units issued and transferred
   from other funding options..         963,400         791,627         589,675         707,382          46,619          37,873
Units redeemed and transferred
   to other funding options....     (4,101,661)     (3,501,833)     (2,938,327)     (2,959,692)       (106,173)       (115,882)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      30,132,570      33,270,831      23,551,756      25,900,408         589,889         649,443
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                            BHFTII                         BHFTII
                                    BRIGHTHOUSE/DIMENSIONAL        BRIGHTHOUSE/WELLINGTON                 BHFTII
                                  INTERNATIONAL SMALL COMPANY     CORE EQUITY OPPORTUNITIES       FRONTIER MID CAP GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2017            2016            2017           2016           2017            2016
                                 -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........        240,869         260,140      3,460,828       3,429,684        408,397         451,369
Units issued and transferred
   from other funding options..         50,633          25,929        151,749         582,890          4,874          25,928
Units redeemed and transferred
   to other funding options....       (67,012)        (45,200)      (453,689)       (551,746)       (64,349)        (68,900)
                                 -------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............        224,490         240,869      3,158,888       3,460,828        348,922         408,397
                                 =============  ==============  =============  ==============  =============  ==============

                                                                       BHFTII LOOMIS                 BHFTII LOOMIS
                                    BHFTII JENNISON GROWTH         SAYLES SMALL CAP CORE        SAYLES SMALL CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,215,010      2,402,666         13,831         14,846         25,557         28,005
Units issued and transferred
   from other funding options..         44,021        158,936            557            996          1,483          1,932
Units redeemed and transferred
   to other funding options....      (416,714)      (346,592)        (1,409)        (2,011)        (4,248)        (4,380)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,842,317      2,215,010         12,979         13,831         22,792         25,557
                                 =============  =============  =============  =============  =============  =============


                                        BHFTII METLIFE                BHFTII METLIFE                BHFTII METLIFE
                                     AGGREGATE BOND INDEX           MID CAP STOCK INDEX             MSCI EAFE INDEX
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,077,178        897,469        252,724        259,569        469,663        491,903
Units issued and transferred
   from other funding options..        213,459        382,232         52,500         55,713         89,839         51,144
Units redeemed and transferred
   to other funding options....      (145,169)      (202,523)       (50,499)       (62,558)       (78,033)       (73,384)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,145,468      1,077,178        254,725        252,724        481,469        469,663
                                 =============  =============  =============  =============  =============  =============

                                         BHFTII METLIFE
                                       RUSSELL 2000 INDEX         BHFTII METLIFE STOCK INDEX        BHFTII MFS TOTAL RETURN
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........         361,122         392,896       2,397,621      2,448,388         126,252         140,275
Units issued and transferred
   from other funding options..          42,356          43,416         175,733        380,697           5,888           6,080
Units redeemed and transferred
   to other funding options....        (46,535)        (75,190)       (492,500)      (431,464)        (14,352)        (20,103)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............         356,943         361,122       2,080,854      2,397,621         117,788         126,252
                                 ==============  ==============  ==============  =============  ==============  ==============


                                                                          BHFTII                    BHFTII T. ROWE
                                       BHFTII MFS VALUE          NEUBERGER BERMAN GENESIS       PRICE LARGE CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017            2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        920,511        954,325        467,759        518,912      1,195,673      1,214,561
Units issued and transferred
   from other funding options..         65,974        176,162         23,142         34,517        130,120        233,921
Units redeemed and transferred
   to other funding options....      (161,190)      (209,976)       (77,624)       (85,670)      (242,812)      (252,809)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        825,295        920,511        413,277        467,759      1,082,981      1,195,673
                                 =============  =============  =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                                                                                           BHFTII
                                         BHFTII T. ROWE                  BHFTII VANECK            WESTERN ASSET MANAGEMENT
                                     PRICE SMALL CAP GROWTH        GLOBAL NATURAL RESOURCES     STRATEGIC BOND OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........          14,995          16,556        364,533         482,930       2,294,873             700
Units issued and transferred
   from other funding options..             201             526        104,041          77,357         186,023       2,493,692
Units redeemed and transferred
   to other funding options....         (2,269)         (2,087)       (66,964)       (195,754)       (307,300)       (199,519)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............          12,927          14,995        401,610         364,533       2,173,596       2,294,873
                                 ==============  ==============  =============  ==============  ==============  ==============


                                             BHFTII
                                    WESTERN ASSET MANAGEMENT
                                         U.S. GOVERNMENT            FIDELITY VIP CONTRAFUND       FIDELITY VIP EQUITY-INCOME
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........       1,530,869       1,586,953         401,852        401,103           2,475           3,431
Units issued and transferred
   from other funding options..         248,636         235,477         103,693         45,827              --              --
Units redeemed and transferred
   to other funding options....       (311,001)       (291,561)        (43,318)       (45,078)           (178)           (956)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............       1,468,504       1,530,869         462,227        401,852           2,297           2,475
                                 ==============  ==============  ==============  =============  ==============  ==============

                                                                                                          FTVIPT
                                      FIDELITY VIP MID CAP        FTVIPT FRANKLIN INCOME VIP    FRANKLIN MUTUAL SHARES VIP
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2017            2016            2017           2016           2017           2016
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         249,389         263,325         346,722        384,412        122,275        129,815
Units issued and transferred
   from other funding options..           8,880          11,328          11,529         12,255          4,299          5,868
Units redeemed and transferred
   to other funding options....        (31,632)        (25,264)        (35,189)       (49,945)       (12,625)       (13,408)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         226,637         249,389         323,062        346,722        113,949        122,275
                                 ==============  ==============  ==============  =============  =============  =============


                                            FTVIPT                          FTVIPT                          FTVIPT
                                 FRANKLIN SMALL CAP VALUE VIP        TEMPLETON FOREIGN VIP         TEMPLETON GLOBAL BOND VIP
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        240,405         264,433         514,287         535,764         589,940         612,689
Units issued and transferred
   from other funding options..         15,791          11,386          11,982          34,413          32,602          39,098
Units redeemed and transferred
   to other funding options....       (24,014)        (35,414)        (59,265)        (55,890)        (56,105)        (61,847)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        232,182         240,405         467,004         514,287         566,437         589,940
                                 =============  ==============  ==============  ==============  ==============  ==============

                                                                          INVESCO V.I.                 LMPVET CLEARBRIDGE
                                 INVESCO V.I. EQUITY AND INCOME       INTERNATIONAL GROWTH         VARIABLE AGGRESSIVE GROWTH
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -------------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017           2016            2017            2016
                                  --------------  -------------   --------------  -------------  --------------  --------------

Units beginning of year........          771,024        836,877          331,644        343,336         635,486         659,012
Units issued and transferred
   from other funding options..           30,905         33,662           14,668         18,442         161,572          59,190
Units redeemed and transferred
   to other funding options....         (96,176)       (99,515)         (39,846)       (30,134)        (59,639)        (82,716)
                                  --------------  -------------   --------------  -------------  --------------  --------------
Units end of year..............          705,753        771,024          306,466        331,644         737,419         635,486
                                  ==============  =============   ==============  =============  ==============  ==============


                                      LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                     VARIABLE APPRECIATION        VARIABLE DIVIDEND STRATEGY      VARIABLE LARGE CAP GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2017           2016            2017            2016            2017           2016
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........         422,725        454,520         664,108         720,660          8,139           9,250
Units issued and transferred
   from other funding options..          55,118         28,338           9,147          32,860          2,109             672
Units redeemed and transferred
   to other funding options....        (37,892)       (60,133)       (101,147)        (89,412)        (1,575)         (1,783)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............         439,951        422,725         572,108         664,108          8,673           8,139
                                 ==============  =============  ==============  ==============  =============  ==============

                                      LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE                 LMPVET QS
                                   VARIABLE LARGE CAP VALUE      VARIABLE SMALL CAP GROWTH   VARIABLE CONSERVATIVE GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                      2017           2016           2017           2016          2017            2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         18,344         15,403        157,574        174,184         97,631        110,832
Units issued and transferred
   from other funding options..            293          4,633         40,959         16,909          1,581          7,317
Units redeemed and transferred
   to other funding options....        (2,925)        (1,692)       (23,970)       (33,519)        (9,411)       (20,518)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         15,712         18,344        174,563        157,574         89,801         97,631
                                 =============  =============  =============  =============  =============  =============


                                                                          LMPVET QS                LMPVIT WESTERN ASSET
                                   LMPVET QS VARIABLE GROWTH      VARIABLE MODERATE GROWTH    VARIABLE GLOBAL HIGH YIELD BOND
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  --------------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  -------------   -------------  -------------   -------------  -------------

Units beginning of year........         67,986         72,554           2,494          2,766         345,252        382,235
Units issued and transferred
   from other funding options..          1,273          1,137              --             11          32,819         24,699
Units redeemed and transferred
   to other funding options....       (10,811)        (5,705)            (18)          (283)        (34,758)       (61,682)
                                 -------------  -------------   -------------  -------------   -------------  -------------
Units end of year..............         58,448         67,986           2,476          2,494         343,313        345,252
                                 =============  =============   =============  =============   =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                         OPPENHEIMER VA
                                      MAIN STREET SMALL CAP          PIMCO VIT HIGH YIELD           PIMCO VIT LOW DURATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........         144,427         154,239          5,406           6,064           4,155           4,350
Units issued and transferred
   from other funding options..           5,332           7,086            210               6              47               3
Units redeemed and transferred
   to other funding options....        (25,735)        (16,898)          (262)           (664)           (230)           (198)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............         124,024         144,427          5,354           5,406           3,972           4,155
                                 ==============  ==============  =============  ==============  ==============  ==============


                                                                       PIONEER VCT
                                  PIONEER VCT MID CAP VALUE        REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         46,933         47,288            396            397          2,546          1,969
Units issued and transferred
   from other funding options..          3,582          5,243             --             --            148            670
Units redeemed and transferred
   to other funding options....        (6,180)        (5,598)            (2)            (1)          (106)           (93)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         44,335         46,933            394            396          2,588          2,546
                                 =============  =============  =============  =============  =============  =============

                                                                             RUSSELL                  RUSSELL INTERNATIONAL
                                  PUTNAM VT MULTI-CAP GROWTH      GLOBAL REAL ESTATE SECURITIES         DEVELOPED MARKETS
                                          SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -------------------------------  ------------------------------
                                      2017            2016            2017            2016             2017            2016
                                 --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........          18,697          20,399             215             215              959             959
Units issued and transferred
   from other funding options..             608             863              --              --               --              --
Units redeemed and transferred
   to other funding options....         (1,323)         (2,565)              --              --               --              --
                                 --------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............          17,982          18,697             215             215              959             959
                                 ==============  ==============  ==============  ==============   ==============  ==============



                                     RUSSELL STRATEGIC BOND         RUSSELL U.S. SMALL CAP EQUITY     RUSSELL U.S. STRATEGIC EQUITY
                                           SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  --------------------------------  --------------------------------
                                      2017            2016             2017             2016             2017             2016
                                 --------------  ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year........           1,250            1,250              206              206            2,931            2,931
Units issued and transferred
   from other funding options..              --               --               --               --               --               --
Units redeemed and transferred
   to other funding options....              --               --               --               --               --               --
                                 --------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year..............           1,250            1,250              206              206            2,931            2,931
                                 ==============  ===============  ===============  ===============  ===============  ===============

                                              TAP 1919 VARIABLE
                                        SOCIALLY RESPONSIVE BALANCED
                                                 SUB-ACCOUNT
                                        ------------------------------
                                             2017            2016
                                        --------------  --------------

Units beginning of year...............             340             437
Units issued and transferred
   from other funding options.........              --              --
Units redeemed and transferred
   to other funding options...........            (18)            (97)
                                        --------------  --------------
Units end of year.....................             322             340
                                        ==============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2017:

                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ----------------  -------------
  American Funds Bond                2017       516,719      1.02 - 20.26      9,619,168
     Sub-Account                     2016       510,982     17.19 - 19.73      9,328,684
                                     2015       565,472     16.97 - 19.35     10,165,126
                                     2014       623,582     17.21 - 19.48     11,308,400
                                     2013       621,866     16.62 - 18.68     10,869,085

  American Funds Global              2017       529,487      1.21 - 59.65     26,149,102
     Growth Sub-Account              2016       568,974     36.46 - 45.71     22,371,779
                                     2015       612,272     36.93 - 45.77     24,248,646
                                     2014       682,942     35.19 - 43.13     25,669,460
                                     2013       719,174     35.06 - 42.47     26,820,141

  American Funds Global Small        2017       109,931     43.30 - 51.69      5,191,799
     Capitalization Sub-Account      2016       121,273     34.96 - 41.36      4,602,725
                                     2015       123,980     34.81 - 40.82      4,660,568
                                     2014       130,008     35.30 - 41.02      4,933,146
                                     2013       137,218     35.14 - 40.47      5,157,246

  American Funds Growth              2017       167,420   287.27 - 424.27     54,936,688
     Sub-Account                     2016       193,398   228.20 - 333.19     50,326,729
                                     2015       216,165   212.42 - 306.61     52,129,155
                                     2014       245,550   202.60 - 289.09     56,173,858
                                     2013       276,743   190.29 - 268.43     59,275,023

  American Funds                     2017       169,363     1.12 - 260.58     29,538,837
     Growth-Income Sub-Account       2016       155,816   157.24 - 214.95     27,167,990
                                     2015       171,529   143.70 - 194.58     27,208,029
                                     2014       187,082   144.35 - 193.62     29,698,695
                                     2013       210,376   132.98 - 176.68     30,630,870

  BHFTI AB Global Dynamic            2017    11,153,982     13.37 - 14.54    154,611,285
     Allocation Sub-Account          2016    12,052,765     12.01 - 12.89    149,179,976
                                     2015    12,613,899     11.82 - 12.54    152,872,305
                                     2014    13,566,496     11.99 - 12.56    165,816,100
                                     2013    13,793,702     11.40 - 11.79    159,403,910

  BHFTI Allianz Global               2017     3,895,443      1.14 - 11.84      4,585,468
     Investors Dynamic               2016     3,030,817       1.01 - 1.03      3,097,990
     Multi-Asset Plus Sub-Account    2015     2,419,872       1.01 - 1.02      2,457,753
     (Commenced 4/28/2014)           2014       435,600              1.04        453,097

  BHFTI American Funds               2017    14,654,093     14.85 - 16.44    226,000,539
     Balanced Allocation             2016    15,611,686     12.96 - 14.20    209,263,299
     Sub-Account                     2015    16,602,026     12.26 - 13.19    209,463,986
                                     2014    17,609,124     12.59 - 13.41    227,310,122
                                     2013    18,034,572     12.10 - 12.78    222,907,253

                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  American Funds Bond                2017      1.93         0.95 - 1.65         1.90 - 2.69
     Sub-Account                     2016      1.64         0.95 - 1.65         1.26 - 1.97
                                     2015      1.65         0.95 - 1.65     (1.37) - (0.67)
                                     2014      1.94         0.95 - 1.65         3.56 - 4.28
                                     2013      1.85         0.95 - 1.65     (3.76) - (3.08)

  American Funds Global              2017      0.65         0.75 - 1.90       21.63 - 30.49
     Growth Sub-Account              2016      0.91         0.75 - 1.90     (1.27) - (0.13)
                                     2015      0.98         0.75 - 1.90         4.92 - 6.14
                                     2014      1.15         0.75 - 1.90         0.39 - 1.55
                                     2013      1.24         0.75 - 1.90       26.75 - 28.21

  American Funds Global Small        2017      0.43         0.75 - 1.65       23.84 - 24.96
     Capitalization Sub-Account      2016      0.25         0.75 - 1.65         0.43 - 1.34
                                     2015        --         0.75 - 1.65     (1.38) - (0.48)
                                     2014      0.12         0.75 - 1.65         0.45 - 1.36
                                     2013      0.87         0.75 - 1.65       26.18 - 27.32

  American Funds Growth              2017      0.49         0.75 - 1.90       25.89 - 27.34
     Sub-Account                     2016      0.76         0.75 - 1.90         7.43 - 8.67
                                     2015      0.58         0.75 - 1.90         4.85 - 6.06
                                     2014      0.77         0.75 - 1.90         6.47 - 7.70
                                     2013      0.93         0.75 - 1.90       27.65 - 29.13

  American Funds                     2017      1.38         0.95 - 1.90       12.90 - 21.23
     Growth-Income Sub-Account       2016      1.46         0.95 - 1.90        9.42 - 10.47
                                     2015      1.28         0.95 - 1.90       (0.45) - 0.50
                                     2014      1.26         0.95 - 1.90         8.55 - 9.59
                                     2013      1.35         0.95 - 1.90       30.99 - 32.24

  BHFTI AB Global Dynamic            2017      1.47         0.75 - 2.00        9.09 - 12.77
     Allocation Sub-Account          2016      1.59         0.75 - 2.00         1.54 - 2.82
                                     2015      3.26         0.75 - 2.00     (1.41) - (0.17)
                                     2014      1.94         0.75 - 2.00         5.22 - 6.55
                                     2013      1.26         0.75 - 2.00        8.95 - 10.32

  BHFTI Allianz Global               2017      1.49         0.95 - 2.00       10.54 - 14.40
     Investors Dynamic               2016      0.05         1.15 - 2.00       (0.02) - 0.83
     Multi-Asset Plus Sub-Account    2015      1.44         1.15 - 2.00     (2.94) - (2.12)
     (Commenced 4/28/2014)           2014      0.88         1.30 - 2.00         3.95 - 4.44

  BHFTI American Funds               2017      1.49         0.90 - 1.95       10.36 - 15.81
     Balanced Allocation             2016      1.61         0.90 - 1.95         5.73 - 6.84
     Sub-Account                     2015      1.39         1.00 - 1.95     (2.62) - (1.69)
                                     2014      1.26         1.00 - 1.95         4.00 - 4.99
                                     2013      1.35         1.00 - 1.95       16.24 - 17.35

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI American Funds Growth    2017     6,972,911    15.63 - 16.89     112,574,239
     Allocation Sub-Account      2016     7,212,209    13.13 - 14.08      97,519,287
                                 2015     7,658,016    12.29 - 13.07      96,555,654
                                 2014     7,946,552    12.63 - 13.32     102,586,064
                                 2013     8,656,999    12.10 - 12.67     106,729,414

  BHFTI American Funds Growth    2017     4,133,517     1.16 - 19.69      53,468,640
     Sub-Account                 2016     4,340,981     1.55 - 15.60      46,939,814
                                 2015     4,464,645     1.44 - 14.48      46,911,838
                                 2014     4,458,269     1.37 - 13.78      49,790,311
                                 2013     4,659,735     1.29 - 12.90      54,735,692

  BHFTI American Funds           2017     7,609,534    13.98 - 15.48     110,213,872
     Moderate Allocation         2016     8,497,805    12.62 - 13.83     110,700,622
     Sub-Account                 2015     8,864,010    12.03 - 12.94     109,590,218
                                 2014     9,369,175    12.35 - 13.16     118,528,940
                                 2013    10,005,715    11.87 - 12.53     121,231,509

  BHFTI AQR Global Risk          2017    11,131,799    10.61 - 12.24     129,921,112
     Balanced Sub-Account        2016    12,028,480     9.79 - 11.23     129,696,803
                                 2015    13,270,365     9.10 - 10.38     133,212,455
                                 2014    14,582,265    10.20 - 11.57     164,216,972
                                 2013    15,825,730    10.84 - 11.21     173,901,364

  BHFTI BlackRock Global         2017    21,234,869    12.74 - 13.85     280,307,728
     Tactical Strategies         2016    22,869,283    11.47 - 12.31     270,299,765
     Sub-Account                 2015    24,563,596    11.20 - 11.88     281,948,937
                                 2014    25,901,164    11.44 - 11.98     301,995,802
                                 2013    26,722,304    11.02 - 11.40     298,572,740

  BHFTI BlackRock High Yield     2017       676,724    26.58 - 34.33      19,418,263
     Sub-Account                 2016       722,071    25.15 - 32.10      19,527,426
                                 2015       772,951    22.50 - 28.38      18,646,696
                                 2014       784,188    23.91 - 29.80      20,028,907
                                 2013       804,511    23.60 - 29.06      20,176,319

  BHFTI Brighthouse Asset        2017     5,619,852    19.23 - 22.52     112,305,687
     Allocation 100 Sub-Account  2016     6,274,951    15.95 - 18.46     103,693,356
                                 2015     6,569,734    14.93 - 17.07     101,280,110
                                 2014     6,982,685    15.53 - 17.55     111,647,826
                                 2013     7,235,066    15.07 - 16.82     111,921,362

  BHFTI Brighthouse Balanced     2017    31,901,432    14.46 - 15.72     478,881,949
     Plus Sub-Account            2016    32,202,037    12.46 - 13.38     414,260,098
                                 2015    32,062,067    11.73 - 12.44     386,091,562
                                 2014    31,843,378    12.48 - 13.07     405,567,745
                                 2013    30,567,644    11.61 - 12.01     360,242,427

  BHFTI Brighthouse Small Cap    2017     1,091,383    29.62 - 42.09      33,921,498
     Value Sub-Account           2016     1,246,908    27.04 - 38.11      35,260,895
                                 2015     1,419,455    20.86 - 29.38      31,073,203
                                 2014     1,597,062    22.50 - 31.43      37,535,474
                                 2013     1,707,562    22.57 - 31.26      40,127,411



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI American Funds Growth    2017      1.24         1.15 - 1.95         19.01 - 19.96
     Allocation Sub-Account      2016      1.30         1.15 - 1.95           6.85 - 7.71
                                 2015      1.31         1.15 - 1.95       (2.67) - (1.89)
                                 2014      1.04         1.15 - 1.95           4.33 - 5.17
                                 2013      1.01         1.15 - 1.95         22.69 - 23.68

  BHFTI American Funds Growth    2017      0.40         0.95 - 1.95         16.76 - 26.70
     Sub-Account                 2016      0.30         0.95 - 1.95           6.99 - 8.07
                                 2015      0.87         0.95 - 2.00           4.38 - 5.48
                                 2014      0.56         0.95 - 2.00           6.04 - 7.16
                                 2013      0.45         0.95 - 2.00         11.27 - 28.11

  BHFTI American Funds           2017      1.77         0.90 - 1.95          7.74 - 11.96
     Moderate Allocation         2016      1.90         0.90 - 1.95           4.95 - 6.05
     Sub-Account                 2015      1.48         1.00 - 1.95       (2.64) - (1.71)
                                 2014      1.46         1.00 - 1.95           4.05 - 5.04
                                 2013      1.64         1.00 - 1.95         11.33 - 12.39

  BHFTI AQR Global Risk          2017      1.70         0.75 - 2.00           6.41 - 8.98
     Balanced Sub-Account        2016        --         0.75 - 2.00           6.80 - 8.15
                                 2015      5.49         0.75 - 2.00     (11.36) - (10.25)
                                 2014        --         0.75 - 2.00           1.94 - 3.22
                                 2013      2.03         0.75 - 2.00       (5.30) - (4.11)

  BHFTI BlackRock Global         2017      0.67         0.75 - 2.00          9.18 - 12.46
     Tactical Strategies         2016      1.45         0.75 - 2.00           2.36 - 3.65
     Sub-Account                 2015      1.56         0.75 - 2.00       (2.09) - (0.85)
                                 2014      1.12         0.75 - 2.00           3.82 - 5.12
                                 2013      1.33         0.75 - 2.00           8.12 - 9.48

  BHFTI BlackRock High Yield     2017      5.34         0.75 - 1.95           5.68 - 6.96
     Sub-Account                 2016      6.56         0.75 - 1.95         11.78 - 13.13
                                 2015      7.82         0.75 - 1.95       (5.90) - (4.76)
                                 2014      5.91         0.75 - 1.95           1.30 - 2.52
                                 2013      6.57         0.75 - 1.95           7.22 - 8.52

  BHFTI Brighthouse Asset        2017      1.24         0.75 - 1.95         14.26 - 22.02
     Allocation 100 Sub-Account  2016      2.25         0.75 - 1.95           6.87 - 8.16
                                 2015      1.29         0.75 - 1.95       (3.90) - (2.74)
                                 2014      0.71         0.75 - 1.95           3.06 - 4.30
                                 2013      0.74         0.75 - 1.95         27.01 - 28.54

  BHFTI Brighthouse Balanced     2017      1.55         0.75 - 2.00         11.64 - 17.45
     Plus Sub-Account            2016      2.85         0.75 - 2.00           6.22 - 7.56
                                 2015      2.10         0.75 - 2.00       (5.99) - (4.80)
                                 2014      1.75         0.75 - 2.00           7.48 - 8.83
                                 2013      1.19         0.75 - 2.00         12.10 - 13.51

  BHFTI Brighthouse Small Cap    2017      0.91         1.30 - 1.95          9.55 - 10.43
     Value Sub-Account           2016      1.05         1.30 - 1.95         28.72 - 29.73
                                 2015      0.09         1.30 - 2.00       (7.28) - (6.52)
                                 2014      0.04         1.30 - 2.00         (0.30) - 0.55
                                 2013      0.93         1.30 - 2.00         29.83 - 30.97



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Brighthouse/Aberdeen    2017     2,798,040    11.32 - 22.80      33,061,976
     Emerging Markets Equity    2016     3,035,429     8.99 - 17.98      28,401,374
     Sub-Account                2015     3,357,805     8.18 - 16.30      28,620,864
                                2014     3,225,968     9.69 - 19.15      32,387,503
                                2013     3,387,604    10.57 - 20.71      36,989,991

  BHFTI Brighthouse/Eaton       2017       522,734    11.43 - 12.02       6,134,762
     Vance Floating Rate        2016       572,091    11.24 - 11.74       6,579,290
     Sub-Account                2015       646,450    10.49 - 10.89       6,913,321
                                2014       665,094    10.79 - 11.12       7,288,213
                                2013       661,350    10.92 - 11.18       7,309,174

  BHFTI Brighthouse/Franklin    2017     1,710,233     9.59 - 10.40      16,812,375
     Low Duration Total Return  2016     1,865,856     9.65 - 10.34      18,374,563
     Sub-Account                2015     1,944,003     9.55 - 10.10      18,863,103
                                2014     1,961,909     9.79 - 10.24      19,463,215
                                2013     1,990,662     9.88 - 10.21      19,867,002

  BHFTI Brighthouse/Templeton   2017       233,461    11.94 - 13.19       2,879,481
     International Bond         2016       250,541    12.15 - 13.27       3,137,808
     Sub-Account                2015       239,083    12.27 - 13.25       3,012,995
                                2014       257,798    13.05 - 13.93       3,439,582
                                2013       286,308    13.15 - 13.88       3,831,643

  BHFTI Brighthouse/            2017        90,328    18.96 - 23.03       1,770,431
     Wellington Large Cap       2016        96,070    15.84 - 19.04       1,568,356
     Research Sub-Account       2015       105,203    14.91 - 17.73       1,619,820
                                2014       112,370    14.55 - 17.11       1,689,615
                                2013       139,585    13.05 - 15.20       1,874,253

  BHFTI Clarion Global Real     2017     1,155,226    18.43 - 36.02      22,377,577
     Estate Sub-Account         2016     1,243,407    16.97 - 32.91      22,088,790
                                2015     1,380,633    17.15 - 33.00      24,715,483
                                2014     1,509,948    17.74 - 33.88      27,853,608
                                2013     1,369,048    15.97 - 30.22      22,504,429

  BHFTI ClearBridge Aggressive  2017     2,850,050   14.25 - 240.67      49,652,700
     Growth Sub-Account         2016     3,226,408   12.19 - 205.91      48,322,641
                                2015     3,593,923   12.04 - 203.07      53,015,802
                                2014     3,679,440   12.71 - 214.41      57,875,892
                                2013     3,216,416    10.84 - 18.18      40,150,681

  BHFTI Harris Oakmark          2017     1,854,183    29.21 - 35.71      59,123,995
     International Sub-Account  2016     2,141,065    22.76 - 27.64      53,200,132
                                2015     2,327,027    21.39 - 25.80      54,326,088
                                2014     2,474,794    22.79 - 27.28      61,491,744
                                2013     2,510,341    24.58 - 29.23      67,280,768

  BHFTI Invesco Balanced-Risk   2017    36,504,508     1.20 - 12.50      45,663,022
     Allocation Sub-Account     2016    35,997,671      1.11 - 1.18      40,932,716
                                2015    32,854,167      1.01 - 1.06      33,941,121
                                2014    32,215,268      1.08 - 1.12      35,248,383
                                2013    35,442,409      1.04 - 1.06      37,262,971



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen    2017     1.09          0.75 - 1.95         17.96 - 27.37
     Emerging Markets Equity    2016     0.97          0.75 - 1.95          9.35 - 10.67
     Sub-Account                2015     1.80          0.75 - 2.00     (15.52) - (14.46)
                                2014     0.85          0.75 - 2.00       (8.37) - (7.22)
                                2013     1.09          0.75 - 2.00       (6.86) - (5.69)

  BHFTI Brighthouse/Eaton       2017      3.69         1.30 - 1.95           1.68 - 2.34
     Vance Floating Rate        2016      3.86         1.30 - 1.95           7.16 - 7.86
     Sub-Account                2015      3.55         1.30 - 1.95       (2.75) - (2.12)
                                2014      3.49         1.30 - 1.95       (1.21) - (0.57)
                                2013      3.11         1.30 - 1.95           1.83 - 2.50

  BHFTI Brighthouse/Franklin    2017      1.40         0.75 - 1.95         (0.62) - 0.58
     Low Duration Total Return  2016      2.90         0.75 - 1.95           1.14 - 2.36
     Sub-Account                2015      3.16         0.75 - 1.95       (2.54) - (1.36)
                                2014      2.24         0.75 - 1.95         (0.89) - 0.30
                                2013      1.28         0.75 - 1.95         (0.79) - 0.40

  BHFTI Brighthouse/Templeton   2017        --         0.75 - 1.90       (1.74) - (0.61)
     International Bond         2016        --         0.75 - 1.90         (1.02) - 0.12
     Sub-Account                2015      8.22         0.75 - 1.90       (5.96) - (4.88)
                                2014      4.60         0.75 - 1.90         (0.76) - 0.38
                                2013      2.03         0.75 - 1.90         (0.86) - 0.28

  BHFTI Brighthouse/            2017      0.94         0.75 - 1.90         19.64 - 20.93
     Wellington Large Cap       2016      2.30         0.75 - 1.90           6.26 - 7.38
     Research Sub-Account       2015      0.78         0.75 - 1.90           2.49 - 3.63
                                2014      0.82         0.75 - 1.90         11.49 - 12.57
                                2013      1.27         0.75 - 1.90         31.65 - 33.17

  BHFTI Clarion Global Real     2017      3.46         0.75 - 1.95           8.61 - 9.92
     Estate Sub-Account         2016      2.07         0.75 - 1.95         (1.07) - 0.12
                                2015      3.83         0.75 - 1.95       (3.31) - (2.14)
                                2014      1.34         0.75 - 1.95         11.08 - 12.42
                                2013      6.67         0.75 - 1.95           1.55 - 2.77

  BHFTI ClearBridge Aggressive  2017      0.73         0.75 - 1.95         16.13 - 17.53
     Growth Sub-Account         2016      0.41         0.75 - 1.95           0.70 - 1.91
                                2015      0.23         0.75 - 1.95       (5.89) - (4.75)
                                2014      0.11         0.75 - 1.95         12.29 - 18.00
                                2013      0.22         0.75 - 1.95         42.79 - 44.51

  BHFTI Harris Oakmark          2017      1.64         0.95 - 1.95         20.90 - 29.20
     International Sub-Account  2016      2.15         0.95 - 1.95           6.09 - 7.15
                                2015      2.97         0.95 - 1.95       (6.37) - (5.42)
                                2014      2.40         0.95 - 1.95       (7.61) - (6.68)
                                2013      2.46         0.95 - 1.95         27.97 - 29.26

  BHFTI Invesco Balanced-Risk   2017      3.76         0.75 - 2.00           5.81 - 9.18
     Allocation Sub-Account     2016      0.15         0.75 - 2.00          9.50 - 10.88
                                2015      2.80         0.75 - 2.00       (6.10) - (4.92)
                                2014        --         0.75 - 2.00           3.49 - 4.79
                                2013        --         0.75 - 2.00         (0.16) - 1.10



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Invesco Comstock        2017     1,935,644    19.57 - 22.79      40,230,695
     Sub-Account                2016     2,194,769    16.91 - 19.45      39,232,918
                                2015     2,440,674    14.70 - 16.71      37,715,764
                                2014     2,588,260    15.94 - 17.90      43,159,191
                                2013     1,778,861    14.87 - 16.50      27,321,053

  BHFTI Invesco Small Cap       2017       829,704    32.03 - 36.17      28,043,703
     Growth Sub-Account         2016       924,203    26.06 - 29.21      25,351,404
                                2015     1,002,342    23.84 - 26.53      25,061,065
                                2014     1,053,572    24.73 - 27.32      27,218,174
                                2013     1,133,538    23.37 - 25.62      27,574,261

  BHFTI JPMorgan Core Bond      2017     2,769,142    10.68 - 11.38      30,544,266
     Sub-Account                2016     2,700,472    10.54 - 11.16      29,295,068
                                2015     2,699,320    10.48 - 11.06      29,105,670
                                2014     2,637,082    10.64 - 11.15      28,756,406
                                2013     2,522,189    10.33 - 10.75      26,581,602

  BHFTI JPMorgan Global         2017    47,106,992     1.36 - 14.16      66,524,328
     Active Allocation          2016    50,757,669      1.19 - 1.26      62,103,751
     Sub-Account                2015    47,107,126      1.18 - 1.24      56,797,375
                                2014    45,254,100      1.19 - 1.23      54,838,087
                                2013    39,437,506      1.14 - 1.16      45,303,210

  BHFTI JPMorgan Small Cap      2017       177,588    23.09 - 25.90       4,195,964
     Value Sub-Account          2016       190,834    22.71 - 25.26       4,424,039
                                2015       214,127    17.69 - 19.50       3,859,425
                                2014       229,294    19.43 - 21.23       4,532,724
                                2013       243,493    18.93 - 20.49       4,678,319

  BHFTI Loomis Sayles Global    2017       947,855    20.19 - 21.91      19,824,747
     Markets Sub-Account        2016     1,036,206    16.74 - 18.04      17,928,469
                                2015     1,142,649    16.29 - 17.44      19,177,773
                                2014     1,220,864    16.41 - 17.44      20,560,388
                                2013     1,138,622    16.18 - 17.07      18,835,631

  BHFTI MetLife Multi-Index     2017    31,354,071     1.35 - 14.37      50,297,902
     Targeted Risk Sub-Account  2016    29,527,314     1.19 - 12.53      41,669,231
                                2015    25,386,319     1.16 - 12.10      35,919,901
                                2014    15,792,519     1.20 - 12.34      23,914,446
                                2013    10,334,216     1.12 - 11.26      12,500,764

  BHFTI MFS Research            2017     1,800,246    17.31 - 27.58      33,006,174
     International Sub-Account  2016     2,049,260    13.78 - 21.76      29,799,152
                                2015     2,153,196    14.17 - 22.22      32,110,104
                                2014     2,149,874    14.71 - 22.88      33,145,443
                                2013     2,307,245    16.12 - 24.87      38,843,754

  BHFTI Morgan Stanley Mid      2017       541,671    19.93 - 24.41      11,771,099
     Cap Growth Sub-Account     2016       600,877    14.53 - 17.58       9,473,047
                                2015       594,647    16.18 - 19.35      10,396,254
                                2014       572,839    17.37 - 20.52      10,714,839
                                2013       563,151    17.54 - 20.47      10,560,837



                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI Invesco Comstock        2017      2.25         0.75 - 1.95        11.47 - 17.14
     Sub-Account                2016      2.53         0.75 - 1.95        15.03 - 16.42
                                2015      2.87         0.75 - 1.95      (7.79) - (6.67)
                                2014      0.69         0.75 - 1.95          7.20 - 8.50
                                2013      1.06         0.75 - 1.95        32.77 - 34.38

  BHFTI Invesco Small Cap       2017        --         1.20 - 1.95        16.85 - 23.84
     Growth Sub-Account         2016        --         1.20 - 1.95         9.28 - 10.11
                                2015      0.01         1.20 - 1.95      (3.61) - (2.88)
                                2014        --         1.20 - 1.95          5.83 - 6.62
                                2013      0.23         1.20 - 1.95        37.47 - 38.50

  BHFTI JPMorgan Core Bond      2017      2.48         1.30 - 1.95          1.32 - 1.98
     Sub-Account                2016      2.81         1.30 - 1.95          0.26 - 0.91
                                2015      2.25         1.30 - 2.00      (1.51) - (0.81)
                                2014      1.43         1.30 - 2.00          3.01 - 3.73
                                2013      0.28         1.30 - 2.00      (4.71) - (4.05)

  BHFTI JPMorgan Global         2017      2.50         0.75 - 2.00        11.31 - 15.79
     Active Allocation          2016      2.11         0.75 - 2.00          0.87 - 2.13
     Sub-Account                2015      2.69         0.75 - 2.00        (1.10) - 0.14
                                2014      1.12         0.75 - 2.00          4.86 - 6.18
                                2013      0.07         0.75 - 1.95         8.84 - 10.16

  BHFTI JPMorgan Small Cap      2017      1.33         0.75 - 1.90          1.68 - 2.54
     Value Sub-Account          2016      1.84         0.75 - 1.90        28.39 - 29.53
                                2015      1.37         0.75 - 1.90      (9.00) - (8.12)
                                2014      1.09         0.75 - 1.90          2.69 - 3.59
                                2013      0.68         0.75 - 1.90        30.74 - 31.91

  BHFTI Loomis Sayles Global    2017      1.38         1.25 - 1.95        20.60 - 21.45
     Markets Sub-Account        2016      1.69         1.25 - 1.95          2.75 - 3.48
                                2015      1.61         1.25 - 1.95      (0.73) - (0.03)
                                2014      2.01         1.25 - 1.95          1.47 - 2.18
                                2013      2.56         1.25 - 1.95        14.87 - 15.67

  BHFTI MetLife Multi-Index     2017      1.49         0.75 - 2.00         9.85 - 14.68
     Targeted Risk Sub-Account  2016      1.33         0.75 - 2.00          2.30 - 3.58
                                2015      1.26         0.75 - 2.00      (3.17) - (1.95)
                                2014        --         0.75 - 2.00          7.10 - 8.44
                                2013      0.45         1.30 - 2.00         4.18 - 11.49

  BHFTI MFS Research            2017      1.74         0.75 - 1.95        20.53 - 27.20
     International Sub-Account  2016      2.00         0.75 - 1.95      (2.79) - (1.62)
                                2015      2.70         0.75 - 1.95      (3.67) - (2.51)
                                2014      2.22         0.75 - 1.95      (8.75) - (7.64)
                                2013      2.56         0.75 - 1.95        16.95 - 18.37

  BHFTI Morgan Stanley Mid      2017      0.15         0.75 - 1.95        37.22 - 38.87
     Cap Growth Sub-Account     2016        --         0.75 - 1.95     (10.23) - (9.14)
                                2015        --         0.75 - 1.95      (6.86) - (5.73)
                                2014        --         0.75 - 1.95        (0.94) - 0.26
                                2013      0.61         0.75 - 1.95        36.34 - 37.98



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Oppenheimer Global           2017       128,920    31.01 - 39.81       4,485,708
     Equity Sub-Account              2016       154,613    23.12 - 29.34       3,997,372
                                     2015       164,302    23.52 - 29.49       4,287,176
                                     2014       176,001    23.08 - 28.59       4,489,241
                                     2013       196,079    23.23 - 28.20       4,958,258

  BHFTI PanAgora Global              2017     3,731,501     1.15 - 11.88       4,420,925
     Diversified Risk Sub-Account    2016     3,240,050      1.04 - 1.08       3,420,012
     (Commenced 4/28/2014)           2015       904,034      0.96 - 0.97         871,167
                                     2014       237,646      1.03 - 1.04         246,182

  BHFTI PIMCO Inflation              2017     4,410,093    13.73 - 16.37      63,569,314
     Protected Bond Sub-Account      2016     4,421,076    13.53 - 15.94      62,595,410
                                     2015     4,837,263    13.06 - 15.30      66,263,476
                                     2014     5,278,344    13.75 - 15.91      75,779,611
                                     2013     6,008,780    13.63 - 15.58      85,165,242

  BHFTI PIMCO Total Return           2017     7,730,960    16.74 - 20.48     137,443,738
     Sub-Account                     2016     7,773,045    16.33 - 19.74     134,308,093
                                     2015     8,485,580    16.14 - 19.39     145,144,987
                                     2014     9,468,783    16.46 - 19.53     164,503,034
                                     2013    10,780,666    16.12 - 18.89     182,628,694

  BHFTI Pyramis Government           2017     4,149,237    10.51 - 11.42      45,326,563
     Income Sub-Account              2016     4,300,993    10.45 - 11.21      46,433,810
                                     2015     4,341,821    10.52 - 11.15      46,917,298
                                     2014     4,533,402    10.69 - 11.19      49,486,685
                                     2013     4,946,728    10.14 - 10.48      50,900,751

  BHFTI Schroders Global             2017     1,835,534    12.92 - 13.44      24,345,986
     Multi-Asset II Sub-Account      2016     1,364,876    11.31 - 11.67      15,771,625
     (Commenced 4/29/2013)           2015     1,488,949    11.04 - 11.29      16,664,615
                                     2014       911,084    11.40 - 11.57      10,475,781
                                     2013       360,996    10.71 - 10.76       3,880,145

  BHFTI Schroders Global             2017    19,146,295     1.37 - 14.25      27,150,774
     Multi-Asset Sub-Account         2016    19,337,757      1.22 - 1.29      24,231,509
                                     2015    19,308,600      1.18 - 1.23      23,223,912
                                     2014    18,028,770      1.21 - 1.25      22,196,588
                                     2013    14,679,301      1.15 - 1.17      17,016,201

  BHFTI SSGA Growth and              2017     5,514,446    16.21 - 18.78      93,890,583
     Income ETF Sub-Account          2016     6,009,768    14.27 - 16.33      89,714,405
                                     2015     6,361,369    13.75 - 15.56      91,138,427
                                     2014     6,338,282    14.31 - 15.99      94,142,075
                                     2013     6,610,098    13.79 - 15.22      94,222,649

  BHFTI SSGA Growth ETF              2017     2,910,881    16.70 - 19.35      51,354,155
     Sub-Account                     2016     3,297,259    14.23 - 16.29      49,308,642
                                     2015     3,576,953    13.58 - 15.36      50,796,159
                                     2014     3,671,900    14.17 - 15.84      54,196,165
                                     2013     3,652,269    13.72 - 15.14      51,894,146



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI Oppenheimer Global           2017      0.90         0.75 - 1.95        34.10 - 35.72
     Equity Sub-Account              2016      0.90         0.75 - 1.95      (1.70) - (0.52)
                                     2015      0.93         0.75 - 1.95          1.93 - 3.16
                                     2014      0.83         0.75 - 1.95          0.17 - 1.38
                                     2013      0.51         0.63 - 1.78        24.72 - 26.16

  BHFTI PanAgora Global              2017        --         0.75 - 2.00         8.95 - 11.76
     Diversified Risk Sub-Account    2016      2.88         0.75 - 2.00         8.92 - 10.29
     (Commenced 4/28/2014)           2015      0.50         1.15 - 2.00      (6.56) - (4.83)
                                     2014      0.37         1.30 - 2.00          3.16 - 3.65

  BHFTI PIMCO Inflation              2017      1.55         0.75 - 1.95          1.48 - 2.70
     Protected Bond Sub-Account      2016        --         0.75 - 1.95          2.96 - 4.20
                                     2015      4.92         0.75 - 2.00      (5.03) - (3.83)
                                     2014      1.58         0.75 - 2.00          0.86 - 2.12
                                     2013      2.21         0.75 - 2.00     (11.07) - (9.95)

  BHFTI PIMCO Total Return           2017      1.75         0.75 - 1.95          2.49 - 3.72
     Sub-Account                     2016      2.57         0.75 - 1.95          0.63 - 1.84
                                     2015      5.31         0.75 - 2.00      (1.98) - (0.74)
                                     2014      2.32         0.75 - 2.00          2.13 - 3.41
                                     2013      4.24         0.75 - 2.00      (3.86) - (2.65)

  BHFTI Pyramis Government           2017      2.19         0.75 - 2.00          0.57 - 1.84
     Income Sub-Account              2016      2.07         0.75 - 2.00        (0.69) - 0.56
                                     2015      2.35         0.75 - 2.00      (1.56) - (0.32)
                                     2014      2.60         0.75 - 2.00          5.43 - 6.75
                                     2013      1.51         0.75 - 2.00      (6.41) - (5.23)

  BHFTI Schroders Global             2017      0.93         1.15 - 2.00        10.35 - 15.14
     Multi-Asset II Sub-Account      2016      0.75         1.15 - 2.00          2.50 - 3.37
     (Commenced 4/29/2013)           2015      0.72         1.15 - 2.00      (3.21) - (2.38)
                                     2014        --         1.15 - 2.00          6.49 - 7.40
                                     2013      1.43         1.30 - 1.95          4.87 - 5.33

  BHFTI Schroders Global             2017      0.79         0.75 - 2.00        10.22 - 13.44
     Multi-Asset Sub-Account         2016      1.39         0.75 - 2.00          3.56 - 4.86
                                     2015      1.01         0.75 - 2.00      (2.84) - (1.62)
                                     2014      1.26         0.75 - 2.00          5.61 - 6.93
                                     2013      0.01         0.75 - 2.00          7.93 - 9.29

  BHFTI SSGA Growth and              2017      2.45         0.75 - 1.95        10.22 - 15.00
     Income ETF Sub-Account          2016      2.35         0.75 - 1.95          3.74 - 4.99
                                     2015      2.30         0.75 - 1.95      (3.86) - (2.70)
                                     2014      2.23         0.75 - 1.95          3.77 - 5.02
                                     2013      2.52         0.75 - 1.95        10.75 - 12.09

  BHFTI SSGA Growth ETF              2017      2.09         0.75 - 1.95        17.33 - 18.74
     Sub-Account                     2016      2.13         0.75 - 1.95          4.82 - 6.08
                                     2015      2.00         0.75 - 1.95      (4.20) - (3.04)
                                     2014      1.90         0.75 - 1.95          3.34 - 4.59
                                     2013      1.98         0.75 - 1.95        15.79 - 17.19



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI T. Rowe Price Large     2017       632,236   54.68 - 116.12      57,030,290
     Cap Value Sub-Account      2016       712,260   47.60 - 100.04      55,908,348
                                2015       822,870    41.80 - 86.93      56,478,920
                                2014       872,142    44.15 - 90.84      62,822,190
                                2013       770,296    66.41 - 80.80      53,353,637

  BHFTI T. Rowe Price Mid Cap   2017     2,061,165    21.10 - 23.47      45,885,941
     Growth Sub-Account         2016     2,347,030    17.25 - 19.06      42,601,787
                                2015     2,528,906    16.46 - 18.18      43,895,418
                                2014     2,773,850    15.74 - 17.27      45,839,314
                                2013     3,003,820    14.24 - 15.51      44,743,388

  BHFTI Victory Sycamore Mid    2017       475,301    37.73 - 48.18      19,531,289
     Cap Value Sub-Account      2016       514,649    35.14 - 44.34      19,601,778
                                2015       541,952    30.74 - 38.68      18,139,725
                                2014       564,878    34.45 - 42.81      21,071,080
                                2013       563,053    32.06 - 39.34      19,432,115

  BHFTI Wells Capital           2017       916,185    24.73 - 27.03      23,680,571
     Management Mid Cap Value   2016       998,992    22.76 - 24.72      23,681,202
     Sub-Account                2015     1,091,026    20.51 - 22.12      23,217,032
                                2014     1,092,733    23.01 - 24.66      25,990,516
                                2013     1,198,143    20.72 - 22.07      25,572,775

  BHFTII Baillie Gifford        2017       961,397    12.07 - 19.67      15,410,982
     International Stock        2016     1,150,477     9.12 - 14.79      13,935,088
     Sub-Account                2015     1,261,509     8.82 - 14.27      14,635,763
                                2014     1,397,967     9.20 - 14.80      16,634,652
                                2013     1,553,574     9.71 - 15.52      19,193,104

  BHFTII BlackRock Bond         2017       140,152    53.97 - 77.47       8,551,009
     Income Sub-Account         2016       139,016    52.91 - 75.15       8,254,530
                                2015       143,286    52.37 - 73.61       8,361,283
                                2014       159,423    53.14 - 73.91       9,357,916
                                2013       166,004    50.65 - 69.72       9,223,339

  BHFTII BlackRock Capital      2017        83,572     2.64 - 75.17       1,609,383
     Appreciation Sub-Account   2016        89,036     2.00 - 56.55       1,331,087
                                2015        87,289     2.02 - 56.92       1,326,058
                                2014       102,922     1.93 - 51.83       1,260,005
                                2013       112,171     1.80 - 49.93       1,397,029

  BHFTII BlackRock              2017     5,219,529     0.99 - 23.16      48,408,153
     Ultra-Short Term Bond      2016     5,048,494     8.93 - 23.28      49,228,297
     Sub-Account                2015     5,175,195     9.10 - 23.53      51,448,096
                                2014     5,393,034     9.28 - 23.80      54,972,044
                                2013     6,832,194     9.46 - 24.07      71,286,205

  BHFTII Brighthouse Asset      2017       584,817     1.04 - 16.53       8,177,627
     Allocation 20 Sub-Account  2016       621,725    13.64 - 15.58       8,698,574
                                2015       528,487    13.29 - 15.02       7,224,333
                                2014       766,064    13.55 - 15.22      10,621,616
                                2013       173,879    13.28 - 13.63       2,351,233



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI T. Rowe Price Large     2017      2.02         0.75 - 1.95          9.64 - 16.08
     Cap Value Sub-Account      2016      2.78         0.75 - 1.95         13.71 - 15.08
                                2015      1.52         0.75 - 1.95       (5.45) - (4.31)
                                2014      1.20         0.75 - 1.95          8.87 - 12.43
                                2013      1.51         0.75 - 1.95         31.19 - 32.78

  BHFTI T. Rowe Price Mid Cap   2017        --         1.30 - 1.95         22.34 - 23.14
     Growth Sub-Account         2016        --         1.30 - 1.95           4.16 - 4.84
                                2015        --         1.30 - 2.00           4.56 - 5.30
                                2014        --         1.30 - 2.00         10.54 - 11.32
                                2013      0.21         1.30 - 2.00         33.88 - 34.82

  BHFTI Victory Sycamore Mid    2017      0.93         0.75 - 1.95           2.75 - 8.66
     Cap Value Sub-Account      2016      0.63         0.75 - 1.95         13.27 - 14.64
                                2015      0.46         0.75 - 2.00      (10.78) - (9.66)
                                2014      0.44         0.75 - 2.00           7.47 - 8.82
                                2013      0.74         0.75 - 2.00         27.73 - 29.33

  BHFTI Wells Capital           2017      1.07         1.30 - 1.95           8.66 - 9.36
     Management Mid Cap Value   2016      0.83         1.30 - 1.95         11.00 - 11.72
     Sub-Account                2015      0.64         1.30 - 1.95     (10.87) - (10.29)
                                2014      0.55         1.30 - 1.95         11.04 - 11.77
                                2013      0.88         1.30 - 1.95         30.09 - 30.94

  BHFTII Baillie Gifford        2017      1.00         1.30 - 1.95         32.29 - 33.15
     International Stock        2016      1.39         1.30 - 1.95           3.02 - 3.69
     Sub-Account                2015      1.41         1.30 - 2.00       (4.11) - (3.43)
                                2014      1.26         1.30 - 2.00       (5.26) - (4.59)
                                2013      0.03         1.30 - 2.00          9.87 - 13.65

  BHFTII BlackRock Bond         2017      2.96         0.75 - 1.90           1.99 - 3.07
     Income Sub-Account         2016      3.03         0.75 - 1.90           1.04 - 2.10
                                2015      3.68         0.75 - 1.90       (1.45) - (0.41)
                                2014      3.27         0.75 - 1.90           4.91 - 6.01
                                2013      3.81         0.75 - 1.90       (2.78) - (1.75)

  BHFTII BlackRock Capital      2017      0.10         0.75 - 1.90         31.35 - 32.93
     Appreciation Sub-Account   2016        --         0.75 - 1.90       (1.84) - (0.66)
                                2015        --         0.75 - 1.90           4.21 - 5.48
                                2014      0.07         0.95 - 1.90           6.80 - 7.87
                                2013      0.77         0.75 - 1.90         31.65 - 33.22

  BHFTII BlackRock              2017      0.08         0.75 - 1.95       (1.30) - (0.12)
     Ultra-Short Term Bond      2016        --         0.75 - 1.95       (1.82) - (0.64)
     Sub-Account                2015        --         0.75 - 2.90       (2.86) - (0.75)
                                2014        --         0.75 - 1.95       (1.93) - (0.75)
                                2013        --         0.75 - 1.95       (1.93) - (0.75)

  BHFTII Brighthouse Asset      2017      2.06         0.75 - 1.95           3.81 - 6.14
     Allocation 20 Sub-Account  2016      3.24         0.75 - 1.85           2.61 - 3.75
                                2015      2.19         0.75 - 1.85       (2.41) - (1.33)
                                2014      2.29         0.75 - 1.95           1.60 - 2.87
                                2013      2.82         1.55 - 1.85           2.37 - 2.68



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  --------------
  BHFTII Brighthouse Asset      2017    22,319,210     1.06 - 17.94     361,066,984
     Allocation 40 Sub-Account  2016    25,163,031    14.12 - 16.33     373,986,508
                                2015    27,623,837    13.42 - 15.51     393,113,254
                                2014    30,939,347    13.84 - 15.80     452,115,897
                                2013       153,033    13.90 - 14.15       2,145,543

  BHFTII Brighthouse Asset      2017    30,132,570     1.08 - 20.11     534,880,423
     Allocation 60 Sub-Account  2016    33,270,831    14.86 - 17.66     525,258,712
                                2015    35,981,037    14.15 - 16.61     538,458,969
                                2014    39,329,326    14.62 - 16.95     605,007,248
                                2013     1,328,482    14.39 - 14.77      19,280,778

  BHFTII Brighthouse Asset      2017    23,551,756     1.11 - 21.77     436,267,194
     Allocation 80 Sub-Account  2016    25,900,408    15.17 - 18.40     409,525,398
                                2015    28,152,718    14.15 - 17.15     418,126,664
                                2014    30,026,547    14.68 - 17.57     461,170,655
                                2013       430,018    14.42 - 14.80       6,266,657

  BHFTII Brighthouse/Artisan    2017       589,889    23.60 - 26.25      14,660,058
     Mid Cap Value Sub-Account  2016       649,443    21.38 - 23.63      14,575,472
                                2015       727,452    17.77 - 19.51      13,531,871
                                2014       802,108    20.06 - 21.88      16,796,908
                                2013       914,482    20.12 - 21.81      19,152,895

  BHFTII Brighthouse/           2017       224,490    25.51 - 28.48       5,931,195
     Dimensional International  2016       240,869    19.94 - 22.00       4,957,535
     Small Company              2015       260,140    19.22 - 20.94       5,136,332
     Sub-Account                2014       235,511    18.53 - 19.95       4,465,940
                                2013       209,072    20.25 - 21.32       4,313,192

  BHFTII Brighthouse/           2017     3,158,888     1.10 - 75.85      84,619,956
     Wellington Core            2016     3,460,828    18.93 - 64.18      80,010,101
     Equity Opportunities       2015     3,429,684    17.91 - 58.38      67,211,320
     Sub-Account                2014     3,710,716    17.87 - 57.51      72,198,073
                                2013     4,222,434    16.51 - 52.46      75,524,957

  BHFTII Frontier Mid Cap       2017       348,922    23.47 - 25.66       8,547,762
     Growth Sub-Account         2016       408,397    19.16 - 20.80       8,135,627
     (Commenced 4/29/2013)      2015       451,369    18.58 - 20.04       8,688,181
                                2014       529,849    18.46 - 19.79      10,097,109
                                2013       563,778    16.98 - 18.08       9,857,926

  BHFTII Jennison Growth        2017     1,842,317    12.22 - 34.74      50,368,732
     Sub-Account                2016     2,215,010     9.04 - 25.64      45,005,788
                                2015     2,402,666     9.18 - 25.96      49,735,341
                                2014     2,800,886     8.41 - 23.74      53,285,396
                                2013     3,283,264     7.84 - 22.08      58,422,313

  BHFTII Loomis Sayles Small    2017        12,979    64.58 - 67.71         857,359
     Cap Core Sub-Account       2016        13,831    57.25 - 59.91         809,075
                                2015        14,846    49.04 - 51.22         745,135
                                2014        17,201    50.87 - 53.02         896,246
                                2013        19,503    50.09 - 52.10         999,555



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII Brighthouse Asset      2017      1.98         0.75 - 1.95           6.21 - 9.82
     Allocation 40 Sub-Account  2016      3.57         0.75 - 1.95           4.04 - 5.29
                                2015      0.28         0.75 - 2.05       (3.08) - (1.81)
                                2014      0.02         0.75 - 2.05           2.35 - 3.47
                                2013      2.53         1.65 - 1.85           8.89 - 9.11

  BHFTII Brighthouse Asset      2017      1.72         0.75 - 2.00          8.80 - 13.88
     Allocation 60 Sub-Account  2016      3.14         0.75 - 2.00           4.98 - 6.30
                                2015      0.53         0.75 - 2.00       (3.22) - (2.01)
                                2014      0.09         0.75 - 2.00           2.97 - 4.03
                                2013      1.95         1.55 - 1.85         15.82 - 16.17

  BHFTII Brighthouse Asset      2017      1.55         0.75 - 1.95         12.02 - 18.27
     Allocation 80 Sub-Account  2016      2.94         0.75 - 1.95           6.05 - 7.33
                                2015      0.33         0.75 - 2.00       (3.64) - (2.43)
                                2014      0.03         0.75 - 2.00           3.14 - 4.63
                                2013      1.52         1.55 - 1.85         22.03 - 22.40

  BHFTII Brighthouse/Artisan    2017      0.49         1.30 - 1.95         10.37 - 11.09
     Mid Cap Value Sub-Account  2016      0.86         1.30 - 1.95         20.28 - 21.07
                                2015      0.92         1.30 - 1.95     (11.41) - (10.83)
                                2014      0.53         1.30 - 1.95         (0.29) - 0.36
                                2013      0.76         1.30 - 1.95         33.87 - 34.75

  BHFTII Brighthouse/           2017      2.05         0.75 - 1.95         27.94 - 29.47
     Dimensional International  2016      1.91         0.75 - 1.95           3.78 - 5.04
     Small Company              2015      1.70         0.75 - 1.95           3.71 - 4.96
     Sub-Account                2014      1.96         0.75 - 1.95       (8.50) - (7.39)
                                2013      1.78         0.95 - 1.95         25.14 - 26.40

  BHFTII Brighthouse/           2017      1.44         0.75 - 1.95          9.94 - 18.18
     Wellington Core            2016      1.58         0.75 - 1.95           1.06 - 6.35
     Equity Opportunities       2015      1.64         0.75 - 2.00           0.24 - 1.50
     Sub-Account                2014      0.58         0.75 - 2.00           8.26 - 9.62
                                2013      1.27         0.75 - 2.00         30.89 - 32.53

  BHFTII Frontier Mid Cap       2017        --         1.30 - 1.95         22.53 - 23.33
     Growth Sub-Account         2016        --         1.30 - 1.95           3.13 - 3.80
     (Commenced 4/29/2013)      2015        --         1.30 - 1.95           0.62 - 1.28
                                2014        --         1.30 - 1.95           8.73 - 9.44
                                2013        --         1.30 - 1.95         19.54 - 20.07

  BHFTII Jennison Growth        2017      0.08         0.75 - 1.95         34.35 - 35.97
     Sub-Account                2016      0.02         0.75 - 1.95       (2.06) - (0.88)
                                2015      0.01         0.75 - 1.95           8.40 - 9.71
                                2014      0.03         0.75 - 1.95           6.64 - 7.93
                                2013      0.21         0.75 - 1.95         34.09 - 35.71

  BHFTII Loomis Sayles Small    2017      0.07         1.70 - 1.90         12.80 - 13.03
     Cap Core Sub-Account       2016      0.07         1.70 - 1.90         16.73 - 16.97
                                2015        --         1.70 - 1.90       (3.59) - (3.40)
                                2014        --         1.70 - 1.90           1.55 - 1.76
                                2013      0.23         1.70 - 1.90         38.04 - 38.31



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTII Loomis Sayles Small   2017        22,792    22.21 - 25.17         531,170
     Cap Growth Sub-Account    2016        25,557    17.80 - 20.02         475,802
                               2015        28,005    17.03 - 19.02         499,150
                               2014        31,874    17.05 - 18.89         565,084
                               2013        31,132    17.15 - 18.86         551,889

  BHFTII MetLife Aggregate     2017     1,145,468     1.82 - 19.12      17,636,210
     Bond Index Sub-Account    2016     1,077,178     1.79 - 18.71      16,335,161
                               2015       897,469     1.77 - 18.47      13,232,780
                               2014       883,622     1.79 - 18.62      12,777,932
                               2013       786,278     1.71 - 16.37      10,676,502

  BHFTII MetLife Mid Cap       2017       254,725    31.71 - 37.45       8,569,038
     Stock Index Sub-Account   2016       252,724    27.97 - 32.72       7,511,220
                               2015       259,569    23.75 - 27.52       6,518,909
                               2014       253,767    24.89 - 28.56       6,658,662
                               2013       268,479    23.24 - 26.41       6,560,440

  BHFTII MetLife MSCI EAFE     2017       481,469     1.80 - 16.98       7,402,574
     Index Sub-Account         2016       469,663     1.46 - 13.82       5,875,904
                               2015       491,903     1.46 - 13.86       6,209,128
                               2014       428,858     1.49 - 14.23       5,332,210
                               2013       397,125     1.61 - 15.39       5,318,352

  BHFTII MetLife Russell 2000  2017       356,943     3.64 - 34.38      11,503,433
     Index Sub-Account         2016       361,122     3.22 - 30.47      10,344,970
                               2015       392,896     2.69 - 25.53       9,450,123
                               2014       374,932     2.84 - 27.09       9,534,812
                               2013       407,803     2.74 - 26.21      10,077,048

  BHFTII MetLife Stock Index   2017     2,080,854     9.30 - 87.94      53,390,978
     Sub-Account               2016     2,397,621     7.75 - 73.45      51,519,996
                               2015     2,448,388     7.03 - 37.53      48,000,755
                               2014     2,646,054     7.03 - 38.23      52,404,251
                               2013     2,722,446     6.28 - 34.74      48,655,756

  BHFTII MFS Total Return      2017       117,788    20.62 - 87.54       7,754,242
     Sub-Account               2016       126,252    18.64 - 78.63       7,568,584
                               2015       140,275    17.35 - 72.73       7,861,563
                               2014       156,861    17.67 - 73.57       8,996,458
                               2013       178,447    16.53 - 68.40       9,714,123

  BHFTII MFS Value             2017       825,295    27.72 - 35.02      25,125,499
     Sub-Account               2016       920,511    24.04 - 30.00      24,207,697
                               2015       954,325    21.30 - 26.49      22,384,588
                               2014     1,009,780    21.81 - 26.79      24,125,307
                               2013     1,137,167    20.12 - 24.41      25,019,792

  BHFTII Neuberger Berman      2017       413,277    24.79 - 36.34      12,542,073
     Genesis Sub-Account       2016       467,759    21.87 - 31.70      12,490,568
                               2015       518,912    18.81 - 26.98      11,881,985
                               2014       590,926    19.09 - 27.08      13,660,308
                               2013       650,463    19.51 - 27.36      15,339,173



                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  BHFTII Loomis Sayles Small   2017        --         0.75 - 1.50        24.80 - 25.74
     Cap Growth Sub-Account    2016        --         0.75 - 1.50          4.47 - 5.25
                               2015        --         0.75 - 1.50        (0.08) - 0.67
                               2014        --         0.75 - 1.50        (0.57) - 0.18
                               2013        --         0.75 - 1.50        46.17 - 47.27

  BHFTII MetLife Aggregate     2017      2.70         0.75 - 2.00          0.90 - 2.17
     Bond Index Sub-Account    2016      2.68         0.75 - 2.00          0.07 - 1.32
                               2015      2.72         0.75 - 2.00      (2.04) - (0.80)
                               2014      2.63         0.75 - 2.00          3.37 - 4.67
                               2013      3.18         1.00 - 1.95      (4.45) - (3.54)

  BHFTII MetLife Mid Cap       2017      1.17         1.00 - 1.95        13.38 - 14.46
     Stock Index Sub-Account   2016      0.99         1.00 - 1.95        17.76 - 18.89
                               2015      0.87         1.00 - 1.95      (4.56) - (3.65)
                               2014      0.78         1.00 - 1.95          7.10 - 8.13
                               2013      0.91         1.00 - 1.95        30.19 - 31.43

  BHFTII MetLife MSCI EAFE     2017      2.44         1.00 - 1.95        22.15 - 23.31
     Index Sub-Account         2016      2.41         1.00 - 1.95      (0.98) - (0.04)
                               2015      3.12         1.00 - 1.95      (3.22) - (2.29)
                               2014      2.33         1.00 - 1.95      (8.14) - (7.26)
                               2013      2.87         1.00 - 1.95        19.09 - 20.23

  BHFTII MetLife Russell 2000  2017      0.99         1.00 - 1.95        12.10 - 13.16
     Index Sub-Account         2016      1.08         1.00 - 1.95        18.59 - 19.72
                               2015      0.90         1.00 - 1.95      (6.38) - (5.49)
                               2014      0.94         1.00 - 1.95          2.71 - 3.69
                               2013      1.27         1.00 - 1.95        35.46 - 36.75

  BHFTII MetLife Stock Index   2017      1.58         1.00 - 2.90        17.95 - 20.03
     Sub-Account               2016      1.81         1.00 - 2.90         8.35 - 10.27
                               2015      1.56         1.00 - 2.90      (1.82) - (0.09)
                               2014      1.48         1.00 - 2.90        10.03 - 11.97
                               2013      1.63         1.00 - 2.90        28.14 - 30.39

  BHFTII MFS Total Return      2017      2.35         0.75 - 1.90        10.12 - 11.33
     Sub-Account               2016      2.75         0.75 - 1.90          6.92 - 8.11
                               2015      2.42         0.75 - 1.90      (2.23) - (1.14)
                               2014      2.24         0.75 - 1.90          6.38 - 7.55
                               2013      2.46         0.75 - 1.90        16.52 - 17.81

  BHFTII MFS Value             2017      1.85         0.75 - 1.95        15.32 - 16.71
     Sub-Account               2016      2.08         0.75 - 1.95        11.89 - 13.24
                               2015      2.51         0.75 - 2.00      (2.34) - (1.11)
                               2014      1.58         0.75 - 2.00          8.37 - 9.74
                               2013      0.52         0.75 - 2.00        32.71 - 34.37

  BHFTII Neuberger Berman      2017      0.18         0.75 - 1.95        13.26 - 14.63
     Genesis Sub-Account       2016      0.21         0.75 - 1.95        16.11 - 17.51
                               2015      0.16         0.75 - 1.95      (1.56) - (0.37)
                               2014      0.20         0.75 - 1.95      (2.23) - (1.05)
                               2013      0.01         0.75 - 1.95        25.05 - 37.16



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII T. Rowe Price Large     2017     1,082,981    12.69 - 35.47      26,386,826
     Cap Growth Sub-Account      2016     1,195,673     9.69 - 26.87      21,990,753
                                 2015     1,214,561     9.73 - 26.78      22,843,144
                                 2014     1,116,757     8.98 - 24.51      19,378,100
                                 2013     1,115,203     8.41 - 22.79      17,222,447

  BHFTII T. Rowe Price Small     2017        12,927    37.48 - 41.60         502,259
     Cap Growth Sub-Account      2016        14,995    31.18 - 34.43         483,761
                                 2015        16,556    28.50 - 31.32         487,781
                                 2014        17,948    28.35 - 31.00         525,415
                                 2013        19,290    27.09 - 29.47         539,815

  BHFTII VanEck Global           2017       401,610    11.96 - 13.35       4,961,054
     Natural Resources           2016       364,533    12.28 - 13.55       4,607,833
     Sub-Account                 2015       482,930      8.68 - 9.50       4,311,458
                                 2014       407,380    13.17 - 14.23       5,499,684
                                 2013       372,229    16.56 - 17.66       6,297,415

  BHFTII Western Asset           2017     2,173,596    29.15 - 40.67      72,787,296
     Management Strategic Bond   2016     2,294,873    27.54 - 37.86      72,139,687
     Opportunities Sub-Account   2015           700    28.52 - 29.13          20,143
                                 2014           710    29.54 - 30.14          21,170
                                 2013         1,280    28.48 - 29.03          36,940

  BHFTII Western Asset           2017     1,468,504    15.57 - 19.86      25,666,671
     Management U.S. Government  2016     1,530,869    15.62 - 19.72      26,776,937
     Sub-Account                 2015     1,586,953    15.94 - 19.71      27,884,257
                                 2014     1,736,974    16.21 - 19.83      30,830,735
                                 2013     1,762,260    16.12 - 19.52      31,018,667

  Fidelity VIP Contrafund        2017       462,227     1.11 - 91.54      20,973,115
     Sub-Account                 2016       401,852     6.55 - 75.89      18,917,042
                                 2015       401,103     6.17 - 71.00      19,201,982
                                 2014       413,191     6.24 - 71.28      21,423,316
                                 2013       406,330     5.67 - 64.36      21,377,976

  Fidelity VIP Equity-Income     2017         2,297    24.23 - 96.09          64,477
     Sub-Account                 2016         2,475    21.81 - 86.59          62,060
                                 2015         3,431    18.79 - 74.67          71,803
                                 2014         4,022    19.90 - 79.16          87,581
                                 2013         4,115    18.60 - 74.07          83,802

  Fidelity VIP Mid Cap           2017       226,637    72.35 - 82.65      17,298,553
     Sub-Account                 2016       249,389    61.02 - 69.22      16,028,724
                                 2015       263,325    55.43 - 62.44      15,335,678
                                 2014       279,050    57.28 - 64.08      16,755,847
                                 2013       301,334    54.92 - 61.01      17,289,168

  FTVIPT Franklin Income VIP     2017       323,062    60.63 - 78.66      21,557,554
     Sub-Account                 2016       346,722    56.31 - 72.41      21,429,895
                                 2015       384,412    50.31 - 64.11      21,170,997
                                 2014       408,888    55.14 - 69.63      24,536,012
                                 2013       444,107    53.69 - 67.20      25,831,980



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII T. Rowe Price Large     2017      0.09         1.30 - 1.95         30.91 - 32.00
     Cap Growth Sub-Account      2016        --         1.30 - 1.95         (0.43) - 0.35
                                 2015        --         1.30 - 1.95           8.38 - 9.24
                                 2014        --         1.30 - 1.95           6.72 - 7.57
                                 2013      0.01         1.30 - 1.95         26.44 - 37.23

  BHFTII T. Rowe Price Small     2017      0.07         1.40 - 1.90         20.24 - 20.84
     Cap Growth Sub-Account      2016      0.03         1.40 - 1.90           9.38 - 9.93
                                 2015        --         1.40 - 1.90           0.54 - 1.04
                                 2014        --         1.40 - 1.90           4.64 - 5.16
                                 2013      0.14         1.40 - 1.90         41.46 - 42.17

  BHFTII VanEck Global           2017        --         0.75 - 1.95       (2.65) - (1.48)
     Natural Resources           2016      0.59         0.75 - 1.95         40.97 - 42.67
     Sub-Account                 2015      0.21         0.75 - 2.00     (34.09) - (33.26)
                                 2014      0.26         0.75 - 2.00     (20.43) - (19.43)
                                 2013      0.69         0.75 - 2.00           8.56 - 9.93

  BHFTII Western Asset           2017      3.83         0.75 - 1.95           4.20 - 7.42
     Management Strategic Bond   2016      2.28         0.75 - 1.95           3.64 - 7.49
     Opportunities Sub-Account   2015      4.86         1.40 - 1.50       (3.46) - (3.36)
                                 2014      6.53         1.40 - 1.50           3.72 - 3.83
                                 2013      4.64         1.40 - 1.50       (0.67) - (0.57)

  BHFTII Western Asset           2017      2.45         0.95 - 2.00         (0.33) - 0.72
     Management U.S. Government  2016      2.35         0.95 - 2.00         (0.98) - 0.07
     Sub-Account                 2015      2.07         0.95 - 1.95       (1.63) - (0.64)
                                 2014      1.67         0.95 - 1.95           0.57 - 1.58
                                 2013      1.95         0.95 - 1.80       (2.82) - (1.84)

  Fidelity VIP Contrafund        2017      0.89         0.95 - 1.85         11.33 - 20.61
     Sub-Account                 2016      0.71         0.95 - 1.85           5.93 - 6.89
                                 2015      0.89         0.95 - 1.85       (1.29) - (0.39)
                                 2014      0.84         0.95 - 1.85          9.77 - 10.76
                                 2013      0.97         0.95 - 1.85         10.23 - 29.91

  Fidelity VIP Equity-Income     2017      1.50         1.40 - 1.50         10.98 - 11.09
     Sub-Account                 2016      1.86         1.40 - 1.50         15.96 - 16.07
                                 2015      2.88         1.40 - 1.50       (5.66) - (5.57)
                                 2014      2.66         1.40 - 1.50           6.86 - 6.97
                                 2013      2.33         1.40 - 1.50         25.93 - 26.05

  Fidelity VIP Mid Cap           2017      0.49         0.95 - 1.65         12.36 - 19.40
     Sub-Account                 2016      0.32         0.95 - 1.65         10.09 - 10.86
                                 2015      0.25         0.95 - 1.65       (3.24) - (2.56)
                                 2014      0.02         0.95 - 1.65           4.30 - 5.03
                                 2013      0.29         0.95 - 1.65         33.65 - 34.59

  FTVIPT Franklin Income VIP     2017      4.15         0.95 - 1.85           4.28 - 8.64
     Sub-Account                 2016      5.01         0.95 - 1.85         11.93 - 12.95
                                 2015      4.64         0.95 - 1.85       (8.76) - (7.93)
                                 2014      4.95         0.95 - 1.85           2.70 - 3.63
                                 2013      6.43         0.95 - 1.85         11.85 - 12.86



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  FTVIPT Franklin Mutual       2017       113,949    32.68 - 37.89       3,922,157
     Shares VIP Sub-Account    2016       122,275    30.66 - 34.25       3,942,631
                               2015       129,815    26.86 - 29.84       3,653,863
                               2014       143,131    28.72 - 31.74       4,285,026
                               2013       155,912    27.26 - 29.95       4,416,458

  FTVIPT Franklin Small Cap    2017       232,182    17.42 - 42.86       4,131,028
     Value VIP Sub-Account     2016       240,405    15.98 - 16.85       3,903,614
                               2015       264,433    12.46 - 13.07       3,343,147
                               2014       264,065    13.66 - 14.25       3,653,630
                               2013       276,727    13.79 - 14.30       3,859,159

  FTVIPT Templeton Foreign     2017       467,004    16.12 - 41.12      12,194,033
     VIP Sub-Account           2016       514,287    14.04 - 35.70      11,685,523
                               2015       535,764    13.32 - 33.74      11,534,530
                               2014       549,503    14.48 - 36.56      12,938,516
                               2013       566,485    16.57 - 41.67      15,302,372

  FTVIPT Templeton Global      2017       566,437    18.29 - 20.50      10,736,739
     Bond VIP Sub-Account      2016       589,940    18.39 - 20.30      11,126,544
                               2015       612,689    18.13 - 19.91      11,391,228
                               2014       628,702    19.24 - 21.01      12,391,360
                               2013       660,456    19.18 - 20.82      12,966,506

  Invesco V.I. Equity and      2017       705,753    25.40 - 28.15      18,649,182
     Income Sub-Account        2016       771,024    23.31 - 25.65      18,652,644
                               2015       836,877    20.64 - 22.55      17,872,666
                               2014       883,170    21.54 - 23.37      19,615,976
                               2013       918,647    20.13 - 21.69      19,012,356

  Invesco V.I. International   2017       306,466    15.72 - 39.43      10,924,135
     Growth Sub-Account        2016       331,644    12.96 - 32.43       9,786,471
                               2015       343,336    13.20 - 32.97      10,351,518
                               2014       351,843    13.71 - 34.18      11,092,683
                               2013       378,037    13.85 - 34.47      11,901,262

  LMPVET ClearBridge Variable  2017       737,419     1.04 - 34.83      18,447,695
     Aggressive Growth         2016       635,486    16.82 - 30.24      16,840,229
     Sub-Account               2015       659,012    16.99 - 30.16      17,489,432
                               2014       728,285    17.67 - 30.99      19,900,016
                               2013       807,266    15.00 - 25.98      18,593,341

  LMPVET ClearBridge Variable  2017       439,951     1.11 - 73.70      26,287,438
     Appreciation Sub-Account  2016       422,725    49.55 - 62.23      23,691,227
                               2015       454,520    46.01 - 57.24      23,566,939
                               2014       504,207    46.15 - 56.87      26,063,152
                               2013       545,502    42.38 - 51.73      25,776,634

  LMPVET ClearBridge Variable  2017       572,108    18.87 - 28.66      15,145,887
     Dividend Strategy         2016       664,108    16.10 - 24.31      14,930,164
     Sub-Account               2015       720,660    14.24 - 21.38      14,325,561
                               2014       796,590    15.14 - 22.59      16,774,613
                               2013       851,387    13.55 - 20.09      15,989,944



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  FTVIPT Franklin Mutual       2017      2.22         0.95 - 1.65           1.65 - 7.33
     Shares VIP Sub-Account    2016      2.03         1.10 - 1.65         14.16 - 14.79
                               2015      3.03         1.10 - 1.65       (6.49) - (5.98)
                               2014      2.02         1.10 - 1.65           5.37 - 5.95
                               2013      2.05         1.10 - 1.65         26.16 - 26.86

  FTVIPT Franklin Small Cap    2017      0.51         0.95 - 1.55           8.51 - 9.61
     Value VIP Sub-Account     2016      0.82         0.95 - 1.50         28.25 - 28.96
                               2015      0.63         0.95 - 1.50       (8.77) - (8.26)
                               2014      0.62         0.95 - 1.50       (0.93) - (0.38)
                               2013      1.30         0.95 - 1.50         34.21 - 34.95

  FTVIPT Templeton Foreign     2017      2.57         1.30 - 1.90         14.50 - 15.40
     VIP Sub-Account           2016      1.96         1.30 - 1.90           5.16 - 6.00
                               2015      3.19         1.30 - 1.90       (8.25) - (7.61)
                               2014      1.84         1.30 - 1.90     (12.81) - (12.13)
                               2013      2.41         1.30 - 1.90         20.66 - 21.56

  FTVIPT Templeton Global      2017        --         0.95 - 1.55         (2.44) - 0.96
     Bond VIP Sub-Account      2016        --         0.95 - 1.50           1.41 - 1.97
                               2015      7.89         0.95 - 1.50       (5.73) - (5.21)
                               2014      5.11         0.95 - 1.50           0.32 - 0.87
                               2013      4.73         0.95 - 1.50           0.12 - 0.67

  Invesco V.I. Equity and      2017      1.44         0.95 - 1.65           5.61 - 9.74
     Income Sub-Account        2016      1.65         0.95 - 1.65         12.96 - 13.75
                               2015      2.31         0.95 - 1.65       (4.18) - (3.51)
                               2014      1.57         0.95 - 1.65           6.99 - 7.74
                               2013      1.53         0.95 - 1.65         22.84 - 23.71

  Invesco V.I. International   2017      1.24         0.95 - 1.55         15.47 - 21.57
     Growth Sub-Account        2016      1.17         0.95 - 1.50       (2.18) - (1.64)
                               2015      1.28         0.95 - 1.50       (4.07) - (3.54)
                               2014      1.38         0.95 - 1.50       (1.40) - (0.86)
                               2013      1.09         0.95 - 1.50         16.95 - 17.60

  LMPVET ClearBridge Variable  2017      0.50         0.95 - 1.95          4.65 - 15.19
     Aggressive Growth         2016      0.65         0.95 - 1.95         (1.01) - 0.25
     Sub-Account               2015      0.34         0.95 - 1.95       (3.83) - (2.66)
                               2014      0.17         0.95 - 1.95         17.76 - 19.26
                               2013      0.27         0.95 - 1.95         44.53 - 46.38

  LMPVET ClearBridge Variable  2017      1.18         0.95 - 1.90         11.16 - 18.42
     Appreciation Sub-Account  2016      1.31         0.95 - 1.90           7.70 - 8.73
                               2015      1.15         0.95 - 1.90         (0.31) - 0.64
                               2014      1.14         0.95 - 1.90           8.90 - 9.94
                               2013      1.28         0.95 - 1.90         27.56 - 28.77

  LMPVET ClearBridge Variable  2017      1.31         0.95 - 1.90         12.29 - 17.89
     Dividend Strategy         2016      1.41         0.95 - 1.90         12.68 - 13.69
     Sub-Account               2015      1.60         0.95 - 1.90       (6.19) - (5.34)
                               2014      2.00         0.95 - 1.90         11.40 - 12.41
                               2013      1.59         0.95 - 1.90         23.38 - 24.49



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2017         8,673    31.69 - 34.28         286,531
     Large Cap Growth             2016         8,139    25.68 - 27.67         216,950
     Sub-Account                  2015         9,250    24.37 - 26.15         233,660
                                  2014        11,166    22.62 - 24.18         261,685
                                  2013        14,900    20.22 - 21.53         311,557

  LMPVET ClearBridge Variable     2017        15,712    27.49 - 29.77         445,241
     Large Cap Value Sub-Account  2016        18,344    24.40 - 26.31         461,514
                                  2015        15,403    22.00 - 23.64         349,493
                                  2014        16,469    23.09 - 24.70         391,501
                                  2013        17,208    21.06 - 22.45         373,560

  LMPVET ClearBridge Variable     2017       174,563     1.14 - 39.84       4,979,166
     Small Cap Growth             2016       157,574    23.59 - 31.54       4,385,459
     Sub-Account                  2015       174,184    22.72 - 30.14       4,612,937
                                  2014       180,599    24.22 - 31.87       5,087,100
                                  2013       204,252    23.71 - 30.96       5,633,330

  LMPVET QS Variable              2017        89,801    24.70 - 27.71       2,336,136
     Conservative Growth          2016        97,631    22.12 - 24.68       2,269,182
     Sub-Account                  2015       110,832    20.93 - 23.22       2,433,690
                                  2014       121,761    21.53 - 23.76       2,748,787
                                  2013       147,638    20.87 - 22.90       3,213,463

  LMPVET QS Variable Growth       2017        58,448    23.47 - 25.52       1,420,325
     Sub-Account                  2016        67,986    20.00 - 21.65       1,411,867
                                  2015        72,554    18.74 - 20.21       1,409,068
                                  2014        71,544    19.48 - 20.93       1,440,406
                                  2013        72,225    18.92 - 21.30       1,407,293

  LMPVET QS Variable Moderate     2017         2,476    22.97 - 23.70          57,780
     Growth Sub-Account           2016         2,494    20.00 - 20.61          50,644
                                  2015         2,766    18.83 - 19.37          52,861
                                  2014         3,858    19.49 - 20.02          76,177
                                  2013         5,216    18.89 - 19.37          99,413

  LMPVIT Western Asset            2017       343,313     1.04 - 28.95       8,480,321
     Variable Global High Yield   2016       345,252    22.53 - 26.90       8,451,707
     Bond Sub-Account             2015       382,235    19.86 - 23.49       8,226,372
                                  2014       393,796    21.50 - 25.19       9,114,627
                                  2013       420,975    22.16 - 25.72       9,993,842

  Oppenheimer VA Main Street      2017       124,024    34.10 - 37.64       4,378,792
     Small Cap Sub-Account        2016       144,427    30.64 - 33.36       4,544,421
                                  2015       154,239    26.43 - 28.62       4,179,638
                                  2014       170,276    28.57 - 30.77       4,979,605
                                  2013       183,673    25.97 - 27.82       4,873,865

  PIMCO VIT High Yield            2017         5,354    23.10 - 24.03         124,773
     Sub-Account                  2016         5,406    22.00 - 22.83         119,830
                                  2015         6,064    19.86 - 20.57         121,278
                                  2014         8,179    20.49 - 21.19         168,442
                                  2013         8,155    20.13 - 20.77         164,889



                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2017      0.24         1.50 - 1.90        23.41 - 23.90
     Large Cap Growth             2016      0.50         1.50 - 1.90          5.37 - 5.79
     Sub-Account                  2015      0.44         1.50 - 1.90          7.73 - 8.16
                                  2014      0.46         1.50 - 1.90        11.85 - 12.29
                                  2013      0.46         1.50 - 1.90        35.26 - 35.80

  LMPVET ClearBridge Variable     2017      1.35         1.50 - 1.90        12.68 - 13.13
     Large Cap Value Sub-Account  2016      1.57         1.50 - 1.90        10.87 - 11.32
                                  2015      1.42         1.50 - 1.90      (4.70) - (4.31)
                                  2014      1.89         1.50 - 1.90         9.61 - 10.05
                                  2013      1.62         1.50 - 1.90        29.88 - 30.40

  LMPVET ClearBridge Variable     2017        --         0.95 - 1.90        14.70 - 23.09
     Small Cap Growth             2016        --         1.10 - 1.90          3.81 - 4.65
     Sub-Account                  2015        --         1.10 - 1.90      (6.18) - (5.42)
                                  2014        --         1.10 - 1.90          2.12 - 2.94
                                  2013      0.05         1.10 - 1.90        44.28 - 45.44

  LMPVET QS Variable              2017      2.35         1.10 - 1.65        11.70 - 12.31
     Conservative Growth          2016      2.28         1.10 - 1.65          5.67 - 6.26
     Sub-Account                  2015      1.92         1.10 - 1.65      (2.80) - (2.27)
                                  2014      2.43         1.10 - 1.65          3.19 - 3.76
                                  2013      2.14         1.10 - 1.65        13.45 - 14.07

  LMPVET QS Variable Growth       2017      1.73         1.25 - 1.65        17.39 - 17.86
     Sub-Account                  2016      1.45         1.25 - 1.65          6.72 - 7.15
                                  2015      1.39         1.25 - 1.65      (3.83) - (3.45)
                                  2014      1.77         1.25 - 1.65          2.97 - 3.39
                                  2013      1.65         0.95 - 1.65        24.43 - 25.30

  LMPVET QS Variable Moderate     2017      2.19         1.50 - 1.65        14.82 - 14.99
     Growth Sub-Account           2016      2.02         1.50 - 1.65          6.23 - 6.39
                                  2015      1.68         1.50 - 1.65      (3.39) - (3.25)
                                  2014      1.70         1.50 - 1.65          3.19 - 3.34
                                  2013      1.44         1.50 - 1.65        19.83 - 20.01

  LMPVIT Western Asset            2017      5.22         0.95 - 1.90          3.77 - 7.63
     Variable Global High Yield   2016      6.14         0.95 - 1.90        13.43 - 14.51
     Bond Sub-Account             2015      6.06         0.95 - 1.90      (7.61) - (6.73)
                                  2014      6.89         0.95 - 1.90      (3.01) - (2.09)
                                  2013      6.04         0.95 - 1.90          4.27 - 5.27

  Oppenheimer VA Main Street      2017      0.63         0.95 - 1.55         7.39 - 12.84
     Small Cap Sub-Account        2016      0.25         0.95 - 1.50        15.92 - 16.56
                                  2015      0.64         0.95 - 1.50      (7.49) - (6.98)
                                  2014      0.63         0.95 - 1.50         9.99 - 10.60
                                  2013      0.70         0.95 - 1.50        38.53 - 39.29

  PIMCO VIT High Yield            2017      4.87         1.30 - 1.50          5.03 - 5.23
     Sub-Account                  2016      5.22         1.30 - 1.50        10.77 - 10.99
                                  2015      5.25         1.30 - 1.50      (3.11) - (2.91)
                                  2014      5.29         1.30 - 1.50          1.80 - 2.01
                                  2013      5.44         1.30 - 1.50          4.16 - 4.37



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  PIMCO VIT Low Duration      2017         3,972    14.82 - 15.07          59,454      1.34         1.40 - 1.50      (0.16) - (0.06)
     Sub-Account              2016         4,155    14.85 - 15.08          62,277      1.49         1.40 - 1.50        (0.10) - 0.00
                              2015         4,350    14.86 - 15.08          65,235      3.41         1.40 - 1.50      (1.18) - (1.08)
                              2014         4,667    15.04 - 15.24          70,817      1.10         1.40 - 1.50      (0.65) - (0.55)
                              2013         7,603    15.14 - 15.33         116,235      1.48         1.40 - 1.50      (1.62) - (1.52)

  Pioneer VCT Mid Cap Value   2017        44,335    52.59 - 61.70       2,454,357      0.62         0.95 - 1.65         4.86 - 11.80
     Sub-Account              2016        46,933    47.36 - 55.19       2,336,394      0.47         0.95 - 1.65        14.33 - 15.13
                              2015        47,288    41.43 - 47.94       2,051,323      0.55         0.95 - 1.65      (7.89) - (7.24)
                              2014        50,993    44.97 - 51.68       2,392,128      0.65         0.95 - 1.65        12.92 - 13.71
                              2013        53,861    39.83 - 45.45       2,228,875      0.75         0.95 - 1.65        30.58 - 31.50

  Pioneer VCT Real Estate     2017           394            30.83          12,151      2.31                1.65                 1.61
     Shares Sub-Account       2016           396            30.34          12,007      3.24                1.65                 4.09
                              2015           397            29.15          11,585      2.07                1.65                 2.81
                              2014           399            28.35          11,317      2.34                1.65                28.42
                              2013           401            22.08           8,850      2.14                1.65               (0.12)

  Putnam VT Equity Income     2017         2,588    33.58 - 36.91          87,866      1.68         0.75 - 1.40        17.13 - 17.89
     Sub-Account              2016         2,546    28.67 - 31.31          73,748      1.58         0.75 - 1.40        12.06 - 12.79
                              2015         1,969    25.59 - 27.75          51,000      1.61         0.75 - 1.40      (4.39) - (3.77)
                              2014         1,982    26.76 - 28.84          53,627      2.11         0.75 - 1.40        11.09 - 11.82
                              2013         2,885    24.09 - 25.79          70,888      1.95         0.75 - 1.40        30.58 - 31.43

  Putnam VT Multi-Cap Growth  2017        17,982            14.49         260,560      0.85                1.40                27.76
     Sub-Account              2016        18,697            11.34         212,052      0.98                1.40                 6.56
                              2015        20,399            10.64         217,119      0.72                1.40               (1.46)
                              2014        28,619            10.80         309,120      0.52                1.40                12.22
                              2013        27,777             9.62         267,354      0.73                1.40                34.85

  Russell Global Real Estate  2017           215            40.19           8,645      3.67                1.40                10.25
     Securities Sub-Account   2016           215            36.45           7,841      4.56                1.40                 1.59
                              2015           215            35.88           7,718      1.63                1.40               (1.15)
                              2014           215            36.30           7,807      3.29                1.40                13.15
                              2013           215            32.08           6,900      3.99                1.40                 2.21

  Russell International       2017           959            14.85          14,238      2.66                1.40                23.24
     Developed Markets        2016           959            12.05          11,552      3.26                1.40                 0.94
     Sub-Account              2015           959            11.94          11,445      1.14                1.40               (2.69)
                              2014           959            12.26          11,761      1.95                1.40               (5.78)
                              2013           959            13.02          12,482      2.00                1.40                20.22

  Russell Strategic Bond      2017         1,250            19.42          24,270      1.35                1.40                 2.42
     Sub-Account              2016         1,250            18.96          23,697      1.60                1.40                 1.67
                              2015         1,250            18.65          23,307      2.39                1.40               (1.53)
                              2014         1,250            18.94          23,669      1.55                1.40                 3.99
                              2013         1,250            18.21          22,762      1.43                1.40               (2.82)

  Russell U.S. Small Cap      2017           206            23.49           4,847      0.18                1.40                13.88
     Equity Sub-Account       2016           206            20.63           4,257      0.84                1.40                17.01
                              2015           206            17.63           3,638      0.66                1.40               (8.48)
                              2014           206            19.26           3,975      0.25                1.40                 0.15
                              2013           206            19.24           3,969      0.44                1.40                38.06



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------   ------------------------------------------------
                                                      UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO          NET          INCOME          LOWEST TO        LOWEST TO
                                         UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                     ------------  ---------------  -------------   -------------  ----------------  ---------------
  Russell U.S. Strategic       2017         2,931            18.36         53,811       1.02                1.40               19.12
     Equity Sub-Account        2016         2,931            15.41         45,173       1.03                1.40                9.10
                               2015         2,931            14.13         41,406       0.81                1.40              (0.30)
                               2014         2,931            14.17         41,531       1.16                1.40               10.15
                               2013         2,931            12.86         37,705       1.21                1.40               31.07

  TAP 1919 Variable Socially   2017           322    45.45 - 47.23         15,055       1.07         1.50 - 1.65       14.84 - 15.01
     Responsive Balanced       2016           340    39.58 - 41.07         13,795       0.85         1.50 - 1.65         4.50 - 4.65
     Sub-Account               2015           437    37.87 - 39.24         16,859       1.42         1.50 - 1.65     (3.32) - (3.18)
                               2014           342    39.18 - 40.53         13,703       0.66         1.50 - 1.65         7.52 - 7.68
                               2013           770    36.44 - 37.64         28,829       1.79         1.50 - 1.65       16.76 - 16.94

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund, portfolio or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

              Index to Financial Statements, Notes and Schedules

                                                                                                         Page
                                                                                                    ---------
Report of Independent Registered Public Accounting Firm............................................    2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016
  and 2015:
 Balance Sheets....................................................................................    3
 Statements of Operations..........................................................................    4
 Statements of Comprehensive Income (Loss).........................................................    5
 Statements of Stockholder's Equity................................................................    6
 Statements of Cash Flows..........................................................................    7
Notes to the Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..........    8
 Note 2 -- Segment Information.....................................................................    17
 Note 3 -- Insurance...............................................................................    20
 Note 4 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.....    23
 Note 5 -- Reinsurance.............................................................................    26
 Note 6 -- Investments.............................................................................    30
 Note 7 -- Derivatives.............................................................................    37
 Note 8 -- Fair Value..............................................................................    42
 Note 9 -- Equity..................................................................................    50
 Note 10 -- Other Expenses.........................................................................    52
 Note 11 -- Income Tax.............................................................................    53
 Note 12 -- Contingencies, Commitments and Guarantees..............................................    55
 Note 13 -- Related Party Transactions.............................................................    56
Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015
 Schedule I -- Summary of Investments -- Other Than Investments in Related Parties.................    59
 Schedule III -- Supplementary Insurance Information...............................................    60
 Schedule IV -- Reinsurance........................................................................    62

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company of NY

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Brighthouse Life Insurance Company of NY (the "Company") as of December 31, 2017 and 2016, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 22, 2018

We have served as the Company's auditor since 2000.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                Balance Sheets
                          December 31, 2017 and 2016

                (In thousands, except share and per share data)

                                                                                                         2017           2016
                                                                                                    -------------- --------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,165,134
 and $1,870,654, respectively)..................................................................... $    2,221,563 $    1,878,514
Mortgage loans (net of valuation allowances of $1,747 and $1,775, respectively)....................        394,863        406,085
Other invested assets, at estimated fair value.....................................................          3,784          8,656
                                                                                                    -------------- --------------
   Total investments...............................................................................      2,620,210      2,293,255
Cash and cash equivalents, principally at estimated fair value.....................................         86,154         18,583
Accrued investment income..........................................................................         18,323         16,626
Premiums, reinsurance and other receivables........................................................        572,609        354,939
Deferred policy acquisition costs and value of business acquired...................................        131,059         85,173
Current income tax recoverable.....................................................................             --         57,736
Other assets.......................................................................................         36,317         48,285
Separate account assets............................................................................      5,021,633      4,758,449
                                                                                                    -------------- --------------
    Total assets................................................................................... $    8,486,305 $    7,633,046
                                                                                                    ============== ==============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $      674,046 $      627,007
Policyholder account balances......................................................................      1,343,330      1,202,350
Other policy-related balances......................................................................         12,733          7,285
Payables for collateral under derivative transactions..............................................          5,384          8,942
Current income tax payable.........................................................................          2,064             --
Deferred income tax liability......................................................................        112,498        219,839
Other liabilities..................................................................................        471,130        112,441
Separate account liabilities.......................................................................      5,021,633      4,758,449
                                                                                                    -------------- --------------
    Total liabilities..............................................................................      7,642,818      6,936,313
                                                                                                    -------------- --------------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and outstanding...........          2,000          2,000
Additional paid-in capital.........................................................................        415,931        340,931
Retained earnings..................................................................................        395,928        349,395
Accumulated other comprehensive income (loss)......................................................         29,628          4,407
                                                                                                    -------------- --------------
    Total stockholder's equity.....................................................................        843,487        696,733
                                                                                                    -------------- --------------
    Total liabilities and stockholder's equity..................................................... $    8,486,305 $    7,633,046
                                                                                                    ============== ==============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                      2017         2016         2015
                                                                                  -----------  -----------  -----------
Revenues
Premiums......................................................................... $    26,268  $    50,739  $    71,872
Universal life and investment-type product policy fees...........................     103,736      103,000      110,905
Net investment income............................................................      86,327       57,780       52,944
Other revenues...................................................................     (46,266)      29,192       (9,465)
Net investment gains (losses)....................................................      (1,178)      (3,737)       4,399
Net derivative gains (losses)....................................................    (157,222)      67,726       65,000
                                                                                  -----------  -----------  -----------
  Total revenues.................................................................      11,665      304,700      295,655
                                                                                  -----------  -----------  -----------
Expenses
Policyholder benefits and claims.................................................      (4,774)      51,980       49,400
Interest credited to policyholder account balances...............................      39,423       39,914       52,133
Amortization of deferred policy acquisition costs and value of business acquired.     (39,997)      23,217      103,826
Other expenses...................................................................      65,953       57,027       65,213
                                                                                  -----------  -----------  -----------
  Total expenses.................................................................      60,605      172,138      270,572
                                                                                  -----------  -----------  -----------
Income (loss) before provision for income tax....................................     (48,940)     132,562       25,083
Provision for income tax expense (benefit).......................................    (100,725)      42,152        1,988
                                                                                  -----------  -----------  -----------
Net income (loss)................................................................ $    51,785  $    90,410  $    23,095
                                                                                  ===========  ===========  ===========

              See accompanying notes to the financial statements

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                       2017        2016        2015
                                                                                    ----------  ----------  ----------
Net income (loss).................................................................. $   51,785  $   90,410  $   23,095
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets.....................     34,971      (3,066)    (55,353)
  Unrealized gains (losses) on derivatives.........................................     (4,248)      1,529       2,760
                                                                                    ----------  ----------  ----------
Other comprehensive income (loss), before income tax...............................     30,723      (1,537)    (52,593)
Income tax (expense) benefit related to items of other comprehensive income (loss).     (5,502)        538      18,408
                                                                                    ----------  ----------  ----------
Other comprehensive income (loss), net of income tax...............................     25,221        (999)    (34,185)
                                                                                    ----------  ----------  ----------
Comprehensive income (loss)........................................................ $   77,006  $   89,411  $  (11,090)
                                                                                    ==========  ==========  ==========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                                Accumulated
                                                                   Additional                      Other          Total
                                                        Common      Paid-in        Retained    Comprehensive  Stockholder's
                                                        Stock       Capital        Earnings    Income (Loss)     Equity
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2014......................... $     2,000 $     340,931 $     235,890  $      39,591  $     618,412
Net income (loss)....................................                                  23,095                        23,095
Other comprehensive income (loss), net of income tax.                                                (34,185)       (34,185)
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2015.........................       2,000       340,931       258,985          5,406        607,322
Net income (loss)....................................                                  90,410                        90,410
Other comprehensive income (loss), net of income tax.                                                   (999)          (999)
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2016.........................       2,000       340,931       349,395          4,407        696,733
Capital contribution.................................                    75,000                                      75,000
Net income (loss)....................................                                  51,785                        51,785
Effect of change in accounting principle (Note 1)....                                  (5,252)         5,252             --
Other comprehensive income (loss), net of income tax.                                                 19,969         19,969
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2017......................... $     2,000 $     415,931 $     395,928  $      29,628  $     843,487
                                                      =========== ============= =============  =============  =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                             2017         2016          2015
                                                                                         -----------  ------------  -----------
Cash flows from operating activities
Net income (loss)....................................................................... $    51,785  $     90,410  $    23,095
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Depreciation and amortization expenses.................................................       1,826         3,534        1,408
 Amortization of premiums and accretion of discounts associated with investments, net...       4,390          (828)      (1,918)
 (Gains) losses on investments, net.....................................................       1,178         3,737       (4,399)
 (Gains) losses on derivatives, net.....................................................      56,628       (44,031)     (41,794)
 Interest credited to policyholder account balances.....................................      39,423        39,914       52,133
 Universal life and investment-type product policy fees.................................    (103,736)     (103,000)    (110,905)
 Change in accrued investment income....................................................      (1,686)         (404)      (1,048)
 Change in premiums, reinsurance and other receivables..................................    (290,764)      433,724        2,601
 Change in deferred policy acquisition costs and value of business acquired, net........     (57,086)       18,241       99,059
 Change in income tax...................................................................     (58,293)       44,325      (78,460)
 Change in other assets.................................................................     102,321       103,403      102,648
 Change in future policy benefits and other policy-related balances.....................      52,287        77,708       68,764
 Change in other liabilities............................................................     354,777      (334,195)      12,764
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) operating activities.....................................     153,050       332,538      123,948
                                                                                         -----------  ------------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..............................................................     548,721       140,236      364,194
 Mortgage loans.........................................................................      42,363        42,446       23,593
Purchases of:
 Fixed maturity securities..............................................................    (845,133)     (379,993)    (372,108)
 Mortgage loans.........................................................................     (30,679)      (44,325)     (45,240)
Cash received in connection with freestanding derivatives...............................         729            54          786
Cash paid in connection with freestanding derivatives...................................        (118)          (25)        (822)
Net change in short-term investments....................................................         (12)       18,487       (6,380)
Net change in other invested assets.....................................................          (6)            2          414
Other, net..............................................................................          --           183           --
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) investing activities.....................................    (284,135)     (222,935)     (35,563)
                                                                                         -----------  ------------  -----------
Cash flows from financing activities
Policyholder account balances:
 Deposits...............................................................................     253,911        50,745       56,728
 Withdrawals............................................................................    (126,697)     (156,717)    (146,131)
Net change in payables for collateral under derivative transactions.....................      (3,558)        5,642        3,300
Capital contribution....................................................................      75,000            --           --
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) financing activities.....................................     198,656      (100,330)     (86,103)
                                                                                         -----------  ------------  -----------
Change in cash and cash equivalents.....................................................      67,571         9,273        2,282
Cash and cash equivalents, beginning of year............................................      18,583         9,310        7,028
                                                                                         -----------  ------------  -----------
Cash and cash equivalents, end of year.................................................. $    86,154  $     18,583  $     9,310
                                                                                         ===========  ============  ===========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax............................................................................. $   (42,132) $     (1,314) $    80,448
                                                                                         ===========  ============  ===========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates........................... $        --  $    552,113  $        --
                                                                                         ===========  ============  ===========
 Transfer of mortgage loans from former affiliates...................................... $        --  $    266,557  $        --
                                                                                         ===========  ============  ===========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BHNY" and the "Company" refer to Brighthouse Life Insurance Company of NY, a New York domiciled life insurance company. Brighthouse Life Insurance Company of NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Company markets and/or administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

   The Company is organized into two segments: Annuities and Life.

   On January 12, 2016, MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY.

   On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business, and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Life Insurance. On
July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc, representing 80.8% of MetLife Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Reclassifications

    Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                    Note
------------------------------------------------------------------------------------------
Insurance                                                                            3
------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles  4
------------------------------------------------------------------------------------------
Reinsurance                                                                          5
------------------------------------------------------------------------------------------
Investments                                                                          6
------------------------------------------------------------------------------------------
Derivatives                                                                          7
------------------------------------------------------------------------------------------
Fair Value                                                                           8
------------------------------------------------------------------------------------------
Income Tax                                                                           11
------------------------------------------------------------------------------------------
Litigation Contingencies                                                             12

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, policy renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      The Company issues directly, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees, and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

   .   incremental direct costs of contract acquisition, such as commissions;

   . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

   . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 4 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment issue exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the reinsured portions of these guarantees are accounted for as embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 6 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Other Invested Assets

      Other invested assets consist of freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives.

      The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 - Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities, see
  Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 11 for more information.

  Litigation Contingencies

    The Company may be a party to legal actions or regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact, if any, on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Computer Software

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $0 and $12.4 million at December 31, 2017 and 2016, respectively. Accumulated amortization of capitalized software was $0 and $5.9 million at December 31, 2017 and 2016, respectively. Related amortization expense was $544 thousand, $2.2 million and $13 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the balance sheet. Within its statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the financial statements.

   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its financial statements.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220 provide an option   January 1, 2019     The Company elected to early
Comprehensive Income      to reclassify stranded tax effects within AOCI  applied in the      adopt the ASU as of December 31,
(Topic 220)-              to retained earnings in each period in which    period of adoption  2017 and reclassified $5.3 million
Reclassification of       the effect of the change in the U.S. federal    (with early         from AOCI into retained earnings
Certain Tax Effects from  corporate income tax rate in the Tax Act of     adoption            related to the impact of the Tax
Accumulated Other         2017 (or portion thereof) is recorded.          permitted)          Act of 2017. See Notes 9 and 11.
Comprehensive Income
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815 (i) refine and      January 1, 2019     The Company does not expect a
Derivatives and Hedging   expand the criteria for achieving hedge         using the modified  material impact on the Company's
(Topic 815): Targeted     accounting on certain hedging strategies, (ii)  retrospective       financial statements from adoption
Improvements to           require the earnings effect of the hedging      method (with early  of the new guidance.
Accounting for Hedging    instrument be presented in the same line item   adoption
Activities                in which the earnings effect of the hedged      permitted)
                          item is reported, and (iii) eliminate the
                          requirement to separately measure and report
                          hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic 326 replace the         January 1, 2020     The Company is currently
Instruments - Credit      incurred loss impairment methodology for        using the modified  evaluating the impact of this
Losses (Topic 326):       certain financial instruments with one that     retrospective       guidance on its financial
Measurement of Credit     reflects expected credit losses based on        method (with early  statements. We expect the most
Losses on Financial       historical loss information, current            adoption permitted  significant impacts to be earlier
Instruments               conditions, and reasonable and supportable      beginning           recognition of impairments on
                          forecasts. The new guidance also requires that  January 1, 2019)    mortgage loan investments.
                          an other-than-temporary impairment ("OTTI") on
                          a debt security will be recognized as an
                          allowance going forward, such that
                          improvements in expected future cash flows
                          after an impairment will no longer be
                          reflected as a prospective yield adjustment
                          through net investment income, but rather a
                          reversal of the previous impairment and
                          recognized through realized investment gains
                          and losses.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are impacted, the      January 1, 2018     No impact on the Company's
from Contracts with       guidance will require an entity to recognize    using the           financial statements.
Customers (Topic 606)     revenue upon the transfer of promised goods or  retrospective
                          services to customers in an amount that         method
                          reflects the consideration to which the entity
                          expects to be entitled, in exchange for those
                          goods or services.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information

   The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

   The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment consists of life insurance products and services, including term, universal and whole life designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and expenses associated with certain legal proceedings, as well as income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's former U.S. insurance business sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues costs related to non-core products.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

   The following are the significant items excluded from total expenses in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon:
(i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                    Operating Results
                                            --------------------------------
                                                                   Corporate
Year Ended December 31, 2017                Annuities     Life      & Other      Total
------------------------------------------- ---------- ---------- ----------  -----------
                                                            (In thousands)
Pre-tax adjusted earnings.................. $   65,637 $    2,692  $    6,824  $    75,153
Provision for income tax expense (benefit).     16,104      1,533    (74,929)     (57,292)
                                            ---------- ---------- ----------  -----------
  Adjusted earnings........................ $   49,533 $    1,159  $   81,753      132,445
                                            ========== ========== ==========
Adjustments for:
Net investment gains (losses)..............                                        (1,178)
Net derivative gains (losses)..............                                      (157,222)
Other adjustments to net income............                                         34,307
Provision for income tax (expense) benefit.                                         43,433
                                                                              -----------
  Net income (loss)........................                                    $    51,785
                                                                              ===========

Interest revenue........................... $   57,142 $   19,078 $   10,433

                                                       Corporate
  At December 31, 2017           Annuities     Life     & Other      Total
  ----------------------------- ----------- ---------- ---------- -----------
                                               (In thousands)
  Total assets................. $ 7,219,139 $  662,546 $  604,620 $ 8,486,305
  Separate account assets...... $ 5,021,633 $       -- $       -- $ 5,021,633
  Separate account liabilities. $ 5,021,633 $       -- $       -- $ 5,021,633

                                                   Operating Results
                                            --------------------------------
                                                                  Corporate
Year Ended December 31, 2016                Annuities     Life     & Other      Total
------------------------------------------- ---------- ---------- ---------- ----------
                                                           (In thousands)
Pre-tax adjusted earnings.................. $   52,855 $   40,561 $    9,665  $  103,081
Provision for income tax expense (benefit).     14,623     14,197      3,014      31,834
                                            ---------- ---------- ---------- ----------
  Adjusted earnings........................ $   38,232 $   26,364 $    6,651  $   71,247
                                            ========== ========== ==========
Adjustments for:
Net investment gains (losses)..............                                      (3,737)
Net derivative gains (losses)..............                                       67,726
Other adjustments to net income............                                     (34,508)
Provision for income tax (expense) benefit.                                     (10,318)
                                                                             ----------
  Net income (loss)........................                                  $   90,410
                                                                             ==========

Interest revenue........................... $   27,747 $   17,108 $   13,204

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

                                                       Corporate
  At December 31, 2016           Annuities     Life     & Other      Total
  ----------------------------- ----------- ---------- ---------- -----------
                                               (In thousands)
  Total assets................. $ 6,708,803 $  342,592 $  581,651 $ 7,633,046
  Separate account assets...... $ 4,758,449 $       -- $       -- $ 4,758,449
  Separate account liabilities. $ 4,758,449 $       -- $       -- $ 4,758,449

                                                    Operating Results
                                            ----------------------------------
                                                                    Corporate
Year Ended December 31, 2015                Annuities      Life      & Other      Total
------------------------------------------- ---------- -----------  ---------- -----------
                                                            (In thousands)
Pre-tax adjusted earnings.................. $   20,794     (60,934) $   11,842 $   (28,298)
Provision for income tax expense (benefit).      1,139     (21,327)      3,493     (16,695)
                                            ---------- -----------  ---------- -----------
  Adjusted earnings........................ $   19,655 $   (39,607) $    8,349 $   (11,603)
                                            ========== ===========  ==========
Adjustments for:
Net investment gains (losses)..............                                          4,399
Net derivative gains (losses)..............                                         65,000
Other adjustments to net income............                                        (16,018)
Provision for income tax (expense) benefit.                                        (18,683)
                                                                               -----------
  Net income (loss)........................                                    $    23,095
                                                                               ===========

Interest revenue........................... $   23,210 $    15,432  $   14,516

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                     Years Ended December 31,
                              ---------------------------------------
                                  2017          2016         2015
                              ------------  ------------ ------------
                                          (In thousands)
           Annuities......... $    106,762  $    125,308 $    139,102
           Life..............       36,646        86,089       56,322
           Corporate & Other.       12,789        15,135       16,771
           Adjustments.......     (144,532)       78,168       83,460
                              ------------  ------------ ------------
             Total........... $     11,665  $    304,700 $    295,655
                              ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                ----------------------------------------
                                    2017         2016          2015
                                ------------ ------------- -------------
                                             (In thousands)
       Annuity products........ $     63,813 $     112,018 $     130,167
       Life insurance products.       19,925        70,913        43,145
                                ------------ ------------- -------------
         Total................. $     83,738 $     182,931 $     173,312
                                ============ ============= =============

   All of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


3. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2017           2016
                                   -------------- --------------
                                          (In thousands)
                Annuities......... $    1,675,039 $    1,504,773
                Life..............        346,084        322,319
                Corporate & Other.          8,986          9,550
                                   -------------- --------------
                  Total........... $    2,030,109 $    1,836,642
                                   ============== ==============

   See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.
   Future policy benefits are measured as follows:

Product Type:               Measurement Assumptions:
-------------------------------------------------------------------------------------------------------------------------
Nonparticipating life       Aggregate of the present value of expected future benefit payments and related expenses
  insurance                   less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 5%.
-------------------------------------------------------------------------------------------------------------------------
Individual and group fixed  Present value of expected future payments. Interest rate assumptions used in establishing
  annuities after             such liabilities range from 3% to 6%.
  annuitization

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7. Guarantees accounted for as insurance liabilities include:

Guarantee:                                     Measurement Assumptions:
------------------------------------------------------------------------------------
GMDBs  . A return of purchase payment upon    . Present value of expected death
          death even if the account value is     benefits in excess of the
          reduced to zero.                       projected account balance
                                                 recognizing the excess ratably
                                                 over the accumulation period based
                                                 on the present value of total
                                                 expected assessments.
       . An enhanced death benefit may be     . Assumptions are consistent with
          available for an additional fee.       those used for amortizing DAC, and
                                                 are thus subject to the same
                                                 variability and risk.
                                              . Investment performance and
                                                 volatility assumptions are
                                                 consistent with the historical
                                                 experience of the appropriate
                                                 underlying equity index, such as
                                                 the Standard & Poor's Global
                                                 Ratings ("S&P") 500 Index.
                                              . Benefit assumptions are based on
                                                 the average benefits payable over
                                                 a range of scenarios.
------------------------------------------------------------------------------------
GMIBs  . After a specified period of time     . Present value of expected income
          determined at the time of issuance     benefits in excess of the
          of the variable annuity contract,      projected account balance at any
          a minimum accumulation of purchase     future date of annuitization and
          payments, even if the account          recognizing the excess ratably
          value is reduced to zero, that can     over the accumulation period based
          be annuitized to receive a monthly     on present value of total expected
          income stream that is not less         assessments.
          than a specified amount.
       . Certain contracts also provide for   . Assumptions are consistent with
          a guaranteed lump sum return of        those used for estimating GMDB
          purchase premium in lieu of the        liabilities.
          annuitization benefit.
                                              . Calculation incorporates an
                                                 assumption for the percentage of
                                                 the potential annuitizations that
                                                 may be elected by the contract
                                                 holder.
------------------------------------------------------------------------------------
GMWBs  . A return of purchase payment via     . Expected value of the life
          partial withdrawals, even if the       contingent payments and expected
          account value is reduced to zero,      assessments using assumptions
          provided that cumulative               consistent with those used for
          withdrawals in a contract year do      estimating the GMDB liabilities.
          not exceed a certain limit.
       . Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                       Annuity Contracts
                                   -------------------------
                                      GMDBs        GMIBs         Total
                                   -----------  ------------ ------------
                                               (In thousands)
     Direct
     Balance at January 1, 2015... $     7,152  $     96,726 $    103,878
     Incurred guaranteed benefits.       1,175        20,004       21,179
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,089       116,730      124,819
     Incurred guaranteed benefits.       2,272        32,338       34,610
     Paid guaranteed benefits.....        (560)            1         (559)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.       9,801       149,069      158,870
     Incurred guaranteed benefits.       2,675        22,559       25,234
     Paid guaranteed benefits.....         (11)           --          (11)
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $    12,465  $    171,628 $    184,093
                                   ===========  ============ ============
     Ceded
     Balance at January 1, 2015... $     7,152  $     32,487 $     39,639
     Incurred guaranteed benefits.       1,664         7,433        9,097
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,578        39,920       48,498
     Incurred guaranteed benefits.       2,215        11,570       13,785
     Paid guaranteed benefits.....        (560)           --         (560)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.      10,233        51,490       61,723
     Incurred guaranteed benefits.       2,547         9,386       11,933
     Paid guaranteed benefits.....         (11)           --          (11)
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $    12,769  $     60,876 $     73,645
                                   ===========  ============ ============
     Net
     Balance at January 1, 2015... $        --  $     64,239 $     64,239
     Incurred guaranteed benefits.        (489)       12,571       12,082
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2015.        (489)       76,810       76,321
     Incurred guaranteed benefits.          57        20,768       20,825
     Paid guaranteed benefits.....          --             1            1
                                   -----------  ------------ ------------
     Balance at December 31, 2016.        (432)       97,579       97,147
     Incurred guaranteed benefits.         128        13,173       13,301
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $      (304) $    110,752 $    110,448
                                   ===========  ============ ============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

   Information regarding the Company's guarantee exposure was as follows at:

                                                                       December 31,
                                          -----------------------------------------------------------------------
                                                         2017                               2016
                                          ------------------------------     ------------------------------
                                               In the             At              In the             At
                                           Event of Death    Annuitization    Event of Death    Annuitization
                                          --------------    -------------    --------------    -------------
                                                                 (Dollars in thousands)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)..................  $  5,026,927     $  4,149,482      $  4,763,943     $  3,969,485
Separate account value...................  $  5,020,107     $  4,149,482      $  4,753,638     $  3,968,482
Net amount at risk.......................  $      5,262 (4) $    166,788 (5)  $     36,827 (4) $    209,926 (5)
Average attained age of contract holders.      66 years         66 years          66 years         65 years

 -------

 (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

 (2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of guaranteed minimum benefits which have been reinsured.

 (3) Includes the contract holder's investments in the general account and separate account, if applicable.

 (4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

 (5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  -----------------------------
                                       2017           2016
                                  -------------- --------------
                                         (In thousands)
                 Fund Groupings:
                   Balanced...... $    3,099,888 $    2,945,952
                   Equity........      1,513,408      1,403,276
                   Bond..........        359,929        359,993
                   Money Market..         48,408         49,228
                                  -------------- --------------
                     Total....... $    5,021,633 $    4,758,449
                                  ============== ==============

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                          Years Ended December 31,
                                                                  ---------------------------------------
                                                                      2017          2016         2015
                                                                  ------------  -----------  ------------
                                                                               (In thousands)
DAC
Balance at January 1,                                             $     85,032  $   107,474  $    204,321
Capitalizations                                                         17,089        4,976         4,768
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)        50,228      (12,163)      (16,372)
 Other expenses                                                        (10,182)     (11,155)      (87,443)
                                                                  ------------  -----------  ------------
   Total amortization                                                   40,046      (23,318)     (103,815)
                                                                  ------------  -----------  ------------
Unrealized investment gains (losses)                                   (11,200)      (4,100)        2,200
                                                                  ------------  -----------  ------------
Balance at December 31,                                                130,967       85,032       107,474
                                                                  ------------  -----------  ------------
VOBA
Balance at January 1,                                                      141           40            51
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)            --           --             5
 Other expenses                                                            (49)         101           (16)
                                                                  ------------  -----------  ------------
   Total amortization                                                      (49)         101           (11)
                                                                  ------------  -----------  ------------
Balance at December 31,                                                     92          141            40
                                                                  ------------  -----------  ------------
Total DAC and VOBA
Balance at December 31,                                           $    131,059  $    85,173  $    107,514
                                                                  ============  ===========  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                     ------------------------
                                         2017        2016
                                     ------------ -----------
                                          (In thousands)
                  Annuities          $    107,760 $    60,689
                  Life                     23,101      24,265
                  Corporate & Other           198         219
                                     ------------ -----------
                    Total            $    131,059 $    85,173
                                     ============ ===========

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

   Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                         -----------------------------------
                                             2017        2016        2015
                                         -----------  ----------  ----------
                                                    (In thousands)
   DSI
   Balance at January 1,................  $    29,647  $   37,114  $   41,176
   Capitalization.......................          155         350         452
   Amortization.........................        (479)     (7,017)     (5,014)
   Unrealized investment gains (losses).      (2,400)       (800)         500
                                         -----------  ----------  ----------
   Balance at December 31,..............  $    26,923  $   29,647  $   37,114
                                         ===========  ==========  ==========
   VODA
   Balance at January 1,................  $     9,862  $   11,222  $   12,616
   Amortization.........................      (1,283)     (1,360)     (1,394)
                                         -----------  ----------  ----------
   Balance at December 31,..............  $     8,579  $    9,862  $   11,222
                                         ===========  ==========  ==========
   Accumulated amortization.............  $    10,935  $    9,652  $    8,292
                                         ===========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                        VOBA        VODA
                                                      --------- ------------
                                                          (In thousands)
   2018.............................................. $      46 $      1,184
   2019.............................................. $      46 $      1,073
   2020.............................................. $      -- $        956
   2021.............................................. $      -- $        841
   2022.............................................. $      -- $        730

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

Annuities

   For annuities, the Company currently reinsures to its parent Brighthouse Life Insurance Company and formerly reinsured to MLIC, 100% of the certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with variable annuities. Under the benefit guarantees reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

Life

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

Catastrophe Coverage

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit. The Company had $17.0 million and $11.9 million of unsecured reinsurance recoverable balances with third-parties at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $17.1 million of net ceded reinsurance recoverables with third-parties. Of this total, $15.0 million, or 88%, were with the Company's five largest ceded reinsurers, all of which were unsecured. At December 31, 2016, the Company had $11.9 million of net ceded reinsurance recoverables with third-parties. Of this total, $10.5 million, or 88%, were with the Company's five largest ceded reinsurers, all of which were unsecured.

   The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                   2017          2016          2015
                                                               ------------  ------------  ------------
                                                                            (In thousands)
Premiums
Direct premiums...............................................  $     93,196  $    109,733  $    122,110
Reinsurance ceded.............................................      (66,928)      (58,994)      (50,238)
                                                               ------------  ------------  ------------
  Net premiums................................................  $     26,268  $     50,739  $     71,872
                                                               ============  ============  ============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $    107,605  $    106,830  $    114,850
Reinsurance ceded.............................................       (3,869)       (3,830)       (3,945)
                                                               ------------  ------------  ------------
  Net universal life and investment-type product policy fees..  $    103,736  $    103,000  $    110,905
                                                               ============  ============  ============
Other revenues
Direct other revenues.........................................  $     13,016  $     12,494  $     12,754
Reinsurance ceded.............................................      (59,282)        16,698      (22,219)
                                                               ------------  ------------  ------------
  Net other revenues.......................................... $    (46,266)  $     29,192 $     (9,465)
                                                               ============  ============  ============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $    105,551  $    128,420  $    138,574
Reinsurance ceded.............................................     (110,325)      (76,440)      (89,174)
                                                               ------------  ------------  ------------
  Net policyholder benefits and claims........................ $     (4,774)  $     51,980  $     49,400
                                                               ============  ============  ============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   The amounts on the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                         December 31,
                                             ---------------------------------------------------------------------
                                                            2017                               2016
                                             ---------------------------------- ----------------------------------
                                                                       Total                              Total
                                                                      Balance                            Balance
                                               Direct      Ceded       Sheet      Direct      Ceded       Sheet
                                             ---------- ----------- ----------- ---------- ----------- -----------
                                                                        (In thousands)
Assets
Premiums, reinsurance and other receivables. $   20,852 $   551,757 $   572,609 $   19,005 $   335,934 $   354,939

Liabilities
Other policy-related balances............... $   12,733 $        -- $    12,733 $    7,285 $        -- $     7,285
Other liabilities........................... $   21,643 $   449,487 $   471,130 $   10,637 $   101,804 $   112,441

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of related party reinsurance transactions. See "-- Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and certain MetLife, Inc. subsidiaries, including MLIC and MetLife Reinsurance Company of Vermont ("MRV"), all of which were related parties at December 31, 2017.

   Information regarding the significant effects of related party reinsurance included on the statements of operations was as follows:

                                                             Years Ended December 31,
                                                        ---------------------------------
                                                           2017        2016       2015
                                                        ----------  ---------  ----------
                                                                  (In thousands)
Premiums
Reinsurance ceded...................................... $  (51,944) $ (44,259) $  (37,119)
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $   (3,680) $  (3,645) $   (3,784)
Other revenues
Reinsurance ceded...................................... $  (59,272)  $  16,701 $  (22,212)
Policyholder benefits and claims
Reinsurance ceded...................................... $  (99,990) $ (71,948) $  (76,410)

   Information regarding the significant effects of ceded related party reinsurance included on the balance sheets was as follows at:

                                                        December 31,
                                                   -----------------------
                                                      2017        2016
                                                   ----------- -----------
                                                       (In thousands)
      Assets
      Premiums, reinsurance and other receivables. $   533,388 $   321,868
      Liabilities
      Other liabilities........................... $   448,210 $    99,641

   The Company ceded risks to Brighthouse Life Insurance Company related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $307.7 million and $211.2 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($73.6) million, $24.2 million and $12.5 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   The Company ceded 100% of certain variable annuities including guaranteed minimum benefit on a modified coinsurance basis to MLIC. In January 2017, the Company executed a novation and reassigned this reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer. These transactions were treated as a termination of the existing reinsurance agreement with recognition of a loss and a new reinsurance agreement with no recognition of a gain or loss. These transactions resulted in an increase in other liabilities of $129.8 million. The Company recognized a loss of $84.4 million, net of income tax, as a result of these transactions. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's balance sheets. The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $0 and $168.1 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($125.1) million, $46.2 million and $54.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $25.6 million and a decrease in premiums, reinsurance and other receivables of $22.4 million. The Company recognized a gain of $2.1 million, net of income tax, as a result of reinsurance termination. Concurrent with the recapture from MLIC, the Company executed a reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer to cede on a yearly renewable term basis risks related to multiple life products. The transaction resulted in an increase in premiums, reinsurance and other receivables of $24.7 million, an increase in other liabilities of $22.7 million a decrease in premiums of $22.7 million and a reduction in policyholder benefits and claims of $24.7 million. The Company recognized a gain of $1.3 million, net of income tax, as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27.2 million, a decrease in premiums, reinsurance and other receivables of $93.7 million and a decrease in other liabilities of $158.1 million. The Company recognized a gain of $24.2 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933.4 million and an increase in DAC of $22.9 million, offset by a decrease in premiums, reinsurance and other receivables of $922.6 million. The Company recognized a gain of $21.9 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $92.6 million and $199.0 million of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $19.6 million and $28.0 million at December 31, 2017 and 2016, respectively. There were no deposit liabilities on related party reinsurance at both December 31, 2017 and 2016.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

    The following table presents the fixed maturity securities AFS by sector.

                                                December 31, 2017                                December 31, 2016
                                ------------------------------------------------- ------------------------------------
                                                Gross Unrealized                                  Gross Unrealized
                                            -------------------------                         ------------------------
                                                                       Estimated
                                 Amortized           Temporary  OTTI     Fair      Amortized          Temporary  OTTI
                                   Cost      Gains    Losses   Losses    Value       Cost      Gains   Losses   Losses
                                ----------- -------- --------- ------ ----------- ----------- ------- --------- ------
                                                                          (In thousands)
Fixed maturity securities: (1)
U.S. corporate................. $   770,385 $ 29,246 $   2,007 $  --  $   797,624 $   709,694 $20,400 $   8,283 $  --
U.S. government and
 agency........................     535,757   17,023     5,717    --      547,063     410,504   9,560    13,519    --
Foreign corporate..............     304,650    8,168     3,704    --      309,114     237,412   2,998     8,070    --
RMBS...........................     217,857    5,626     1,703    --      221,780     238,676   2,033     2,322    --
CMBS...........................     197,931    3,533     1,043    --      200,421     177,719   2,724     1,487    --
State and political
 subdivision...................      64,056    6,596       366    --       70,286      52,739   4,345       764    --
ABS............................      58,665      305        98    --       58,872      26,695     152       177    --
Foreign government.............      15,833      597        27    --       16,403      17,215     543       273    --
                                ----------- -------- --------- -----  ----------- ----------- ------- --------- -----
  Total fixed maturity
   securities.................. $ 2,165,134 $ 71,094 $  14,665 $  --  $ 2,221,563 $ 1,870,654 $42,755 $  34,895 $  --
                                =========== ======== ========= =====  =========== =========== ======= ========= =====

                                ------------


                                 Estimated
                                   Fair
                                   Value
                                -----------

Fixed maturity securities: (1)
U.S. corporate................. $   721,811
U.S. government and
 agency........................     406,545
Foreign corporate..............     232,340
RMBS...........................     238,387
CMBS...........................     178,956
State and political
 subdivision...................      56,320
ABS............................      26,670
Foreign government.............      17,485
                                -----------
  Total fixed maturity
   securities.................. $ 1,878,514
                                ===========

--------

(1)Redeemable preferred stock is reported within U.S. corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company did not hold non-income producing fixed maturity securities at both December 31, 2017 and 2016.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                 Due After Five
                                   Due After One     Years                                  Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten  Structured    Maturity
                      Year or Less  Five Years       Years          Years      Securities   Securities
                      ------------ ------------- -------------- ------------- ------------ --------------
                                                        (In thousands)
Amortized cost....... $    40,231  $    333,428   $    760,665  $    556,357  $    474,453 $    2,165,134
Estimated fair value. $    40,633  $    338,857   $    768,084  $    592,916  $    481,073 $    2,221,563

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                                December 31, 2017                          December 31, 2016
                                   ------------------------------------------- ------------------------------------------
                                                          Equal to or Greater                        Equal to or Greater
                                    Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                                   --------------------- --------------------- --------------------- --------------------
                                   Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated   Gross
                                     Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair    Unrealized
                                     Value      Losses     Value      Losses     Value      Losses     Value     Losses
                                   ---------- ---------- ---------- ---------- ---------- ---------- --------- ----------
                                                                   (Dollars in thousands)
Fixed maturity securities
U.S. corporate.................... $  118,514  $    898  $   46,372  $  1,109  $  250,559 $   6,667  $  17,745  $  1,616
U.S. government and agency........    248,434     2,895     107,253     2,822     342,150    13,519         --        --
Foreign corporate.................     88,724     1,540      29,552     2,164     129,093     3,541     22,965     4,529
RMBS..............................     24,060       162      38,454     1,541     137,470     2,089      6,822       233
CMBS..............................     18,430       176      27,958       867      42,661     1,068      3,729       419
State and political subdivision...      9,232       110       8,111       256      20,709       764         --        --
ABS...............................      7,361        23       8,076        75      17,504       177         --        --
Foreign government................      4,484        27          --        --       7,189       148        868       125
                                   ----------  --------  ----------  --------  ---------- ---------  ---------  --------
  Total fixed maturity securities. $  519,239  $  5,831  $  265,776  $  8,834  $  947,335 $  27,973  $  52,129  $  6,922
                                   ==========  ========  ==========  ========  ========== =========  =========  ========
Total number of securities in an
 unrealized loss position.........        131                    58                   203                   35
                                   ==========            ==========            ==========            =========

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $20.2 million during the year ended December 31, 2017 to $14.7 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


    At December 31, 2017, there were no gross unrealized losses on fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                     December 31,
                                   ------------------------------------------------
                                             2017                     2016
                                   -----------------------  -----------------------
                                     Carrying      % of       Carrying      % of
                                      Value        Total       Value        Total
                                   ------------  ---------  ------------  ---------
                                                (Dollars in thousands)
Mortgage loans:
  Commercial...................... $    276,626       70.0% $    286,002       70.4%
  Agricultural....................      119,984       30.4       121,858       30.0
                                   ------------  ---------  ------------  ---------
    Subtotal (1)..................      396,610      100.4       407,860      100.4
  Valuation allowances (2)........       (1,747)      (0.4)       (1,775)      (0.4)
                                   ------------  ---------  ------------  ---------
     Total mortgage loans, net.... $    394,863      100.0% $    406,085      100.0%
                                   ============  =========  ============  =========

--------

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $22.2 million, $100.2 million and $44.9 million, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $58.5 million, $63.7 million and $30.3 million during the years ended December 31, 2017, 2016 and 2015, respectively.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    Information on commercial and agricultural mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                                            Recorded Investment
                                         ---------------------------------------------------------
                                             Debt Service Coverage Ratios
                                         -------------------------------------             % of
                                            > 1.20x   1.00x - 1.20x    < 1.00x     Total     Total
                                         ---------- --------------- ---------- --------- ---------
                                                           (Dollars in thousands)

December 31, 2017
Loan-to-value ratios:
Less than 65%...........................   $243,217         $17,425       $ --  $260,642      94.2%
65% to 75%..............................     12,957              --         --    12,957       4.7
76% to 80%..............................      3,027              --         --     3,027       1.1
                                         ---------- --------------- ---------- --------- ---------
 Total..................................   $259,201         $17,425       $ --  $276,626     100.0%
                                         ========== =============== ========== ========= =========
December 31, 2016
Loan-to-value ratios:
Less than 65%...........................   $259,711         $15,614       $999  $276,324      96.6%
65% to 75%..............................      9,678              --         --     9,678       3.4
                                         ---------- --------------- ---------- --------- ---------
 Total..................................   $269,389         $15,614       $999  $286,002     100.0%
                                         ========== =============== ========== ========= =========

  Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                                     December 31,
                                    ----------------------------------------------
                                             2017                    2016
                                    ----------------------  ----------------------
                                      Recorded     % of       Recorded     % of
                                      Investment   Total      Investment   Total
                                    ------------ ---------  ------------ ---------
                                                (Dollars in thousands)

Loan-to-value ratios:
Less than 65%......................     $119,077      99.2%     $119,974      98.4%
65% to 75%.........................          907       0.8         1,884       1.6
                                    ------------ ---------  ------------ ---------
 Total.............................     $119,984     100.0%     $121,858     100.0%
                                    ============ =========  ============ =========

  Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at both December 31, 2017 and 2016. During the years ended December 31, 2017 and 2016, the Company did not have any mortgage loans modified in a troubled debt restructuring.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $60.7 million and $9.2 million at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                     Years Ended December 31,
                                                             ---------------------------------------
                                                                 2017          2016          2015
                                                             ------------  ------------  -----------
                                                                          (In thousands)
Fixed maturity securities...................................  $    56,432   $     7,862   $    6,028
Derivatives.................................................          471         4,718        3,189
                                                             ------------  ------------  -----------
 Subtotal...................................................       56,903        12,580        9,217
                                                             ------------  ------------  -----------
Amounts allocated from:
 DAC and DSI................................................      (19,400)       (5,800)        (900)
Deferred income tax benefit (expense).......................       (7,875)       (2,373)      (2,911)
                                                             ------------  ------------  -----------
Net unrealized investment gains (losses)....................  $    29,628   $     4,407   $    5,406
                                                             ============  ============  ===========

    The changes in net unrealized investment gains (losses) were as follows:

                                                                     Years Ended December 31,
                                                             ---------------------------------------
                                                                 2017          2016         2015
                                                             ------------  -----------  ------------
                                                                          (In thousands)
Balance at January 1,.......................................  $     4,407   $    5,406   $    39,591
Unrealized investment gains (losses) during the year........       44,323        3,363       (55,293)
Unrealized investment gains (losses) relating to:
 DAC and DSI................................................      (13,600)      (4,900)        2,700
 Deferred income tax benefit (expense)......................       (5,502)         538        18,408
                                                             ------------  -----------  ------------
Balance at December 31,.....................................  $    29,628   $    4,407   $     5,406
                                                             ============  ===========  ============
 Change in net unrealized investment gains (losses).........  $    25,221   $     (999)  $   (34,185)
                                                             ============  ===========  ============

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value at:

                                                                  December 31,
                                                             -----------------------
                                                                2017        2016
                                                             ----------- -----------
                                                                 (In thousands)
Invested assets on deposit (regulatory deposits)............  $    1,549  $    1,507
Invested assets pledged as collateral (1)...................  $      707  $       --
                                                             ----------- -----------
Total invested assets on deposit and pledged as collateral..  $    2,256  $    1,507
                                                             =========== ===========

--------

(1) The Company has pledged invested assets in connection with derivative transactions (see Note 7).

Variable Interest Entities

   The Company has invested in certain entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


  Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at either December 31, 2017 or 2016.

  Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                        December 31,
                                                     ---------------------------------------------------
                                                               2017                      2016
                                                     ------------------------- -------------------------
                                                                    Maximum                   Maximum
                                                       Carrying    Exposure      Carrying    Exposure
                                                        Amount    to Loss (1)     Amount    to Loss (1)
                                                     ------------ ------------ ------------ ------------
                                                                       (In thousands)
Fixed maturity securities AFS:
Structured Securities (2)........................... $    431,406 $    431,406 $    444,013 $    444,013
Foreign corporate...................................        6,394        6,394        5,884        5,884
                                                     ------------ ------------ ------------ ------------
 Total.............................................. $    437,800 $    437,800 $    449,897 $    449,897
                                                     ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

Net Investment Income

   The components of net investment income were as follows:

                                                             Years Ended December 31,
                                                     -----------------------------------------
                                                         2017          2016          2015
                                                     ------------- ------------- -------------
                                                                  (In thousands)
Investment income:
  Fixed maturity securities......................... $      71,779 $      50,386 $      47,069
  Mortgage loans....................................        16,665         8,734         6,904
  Cash, cash equivalents and short-term investments.           261           102            38
  Other.............................................           778           516           401
                                                     ------------- ------------- -------------
    Subtotal........................................        89,483        59,738        54,412
  Less: Investment expenses.........................         3,156         1,958         1,468
                                                     ------------- ------------- -------------
     Net investment income.......................... $      86,327 $      57,780 $      52,944
                                                     ============= ============= =============

   See "-- Related Party Investment Transactions" for discussion of affiliated investment expenses.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                          ----------------------------------------
                                                                              2017          2016          2015
                                                                          ------------  ------------  ------------
                                                                                       (In thousands)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized:
   U.S. and foreign corporate securities -- by industry:
     Industrial.......................................................... $         --  $       (870) $         --
                                                                          ------------  ------------  ------------
      OTTI losses on fixed maturity securities recognized in earnings....           --          (870)           --
Fixed maturity securities -- net gains (losses) on sales and disposals...       (1,749)       (1,884)        4,547
                                                                          ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.....................       (1,749)       (2,754)        4,547
                                                                          ------------  ------------  ------------
Equity securities - net gains (losses) on sales and disposals............           --             6            --
Mortgage loans...........................................................          (42)       (1,129)         (146)
Other....................................................................          613           140            (2)
                                                                          ------------  ------------  ------------
   Total net investment gains (losses)................................... $     (1,178) $     (3,737) $      4,399
                                                                          ============  ============  ============

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $467 thousand, ($54) thousand and $458 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

  Sales or Disposals and Impairments of Fixed Maturity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                   Years Ended December 31,
                                 -------------------------------------------------------------
                                    2017         2016        2015      2017     2016    2015
                                 ----------  -----------  ----------  ------- -------- -------
                                      Fixed Maturity Securities          Equity Securities
                                 -----------------------------------  ------------------------
                                                        (In thousands)
Proceeds........................ $  462,993  $    74,657  $  292,993  $    -- $    183 $    --
                                 ==========  ===========  ==========  ======= ======== =======
Gross investment gains.......... $    1,879  $     1,006  $    8,204  $    -- $      6 $    --
Gross investment losses.........     (3,628)      (2,890)     (3,657)      --       --      --
OTTI losses.....................         --         (870)         --       --       --      --
                                 ----------  -----------  ----------  ------- -------- -------
  Net investment gains (losses). $   (1,749) $    (2,754) $    4,547  $    -- $      6 $    --
                                 ==========  ===========  ==========  ======= ======== =======

Related Party Investment Transactions

   During the year ended December 31, 2016, the Company transferred invested assets to affiliates with an estimated fair value of $1.5 million and amortized cost of $1.4 million. Net investment gains (losses) recognized on these transfers was $64 thousand.

   In November 2016, the Company received a transfer of investments and cash and cash equivalents totaling $933.4 million for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 5 for additional information related to this transfer.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment advisor. The related investment administrative service charges were $2.8 million, $1.9 million and $1.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are bilateral contracts between two counterparties ("OTC-bilateral"). The Company primarily uses foreign currency swaps.

  Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

    In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                   December 31,
                                                            -----------------------------------------------------------
                                                                        2017                           2016
                                                            -----------------------------  -----------------------------
                                                                      Estimated Fair Value           Estimated Fair Value
                                                                     --------------------            -------------------
                                                             Gross                          Gross
                                                            Notional                       Notional
                          Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount   Assets   Liabilities
                          -------------------------------   -------- --------  ----------- -------- --------  -----------
                                                                                  (In thousands)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
 Foreign currency swaps.  Foreign currency exchange rate    $ 70,307 $  1,571   $   1,357  $ 33,930 $  4,947    $   --
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Foreign currency swaps..  Foreign currency exchange rate      16,636    2,213         254    14,063    3,709        --
                                                            -------- --------   ---------  -------- --------    ------
   Total................                                    $ 86,943 $  3,784   $   1,611  $ 47,993 $  8,656    $   --
                                                            ======== ========   =========  ======== ========    ======

   The Company recognized net investment income from settlement payments related to qualifying hedges of $604 thousand, $581 thousand and $394 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $326 thousand, $279 thousand and $215 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                                 Year Ended December 31, 2017
                                                                      -------------------------------------------------

                                                                            Net
                                                                        Derivative            Net
                                                                           Gains          Derivatives
                                                                         (Losses)        Gains (Losses)    Amount of Gains
                                                                      Recognized for     Recognized for   (Losses) deferred
                                                                      Derivatives (1)   Hedged Items (2)       in AOCI
                                                                      ---------------   ----------------  -----------------
                                                                                        (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives....................... $           (9)    $           --    $       (4,257)
                                                                      --------------     --------------    --------------
     Total cash flow hedges..........................................             (9)                --            (4,257)
                                                                      --------------     --------------    --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................         (1,609)               373                --
    Embedded derivatives.............................................       (156,297)                --                --
                                                                      --------------     --------------    --------------
       Total non-qualifying hedges...................................       (157,906)               373                --
                                                                      --------------     --------------    --------------
       Total......................................................... $     (157,915)    $          373    $       (4,257)
                                                                      ==============     ==============    ==============

                                                                                 Year Ended December 31, 2016
                                                                      -------------------------------------------------

                                                                            Net
                                                                        Derivative            Net
                                                                           Gains          Derivatives
                                                                         (Losses)        Gains (Losses)    Amount of Gains
                                                                      Recognized for     Recognized for   (Losses) deferred
                                                                      Derivatives (1)   Hedged Items (2)       in AOCI
                                                                      ---------------   ----------------  -----------------
                                                                                        (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives....................... $           55     $          (44)   $        1,584
                                                                      --------------     --------------    --------------
     Total cash flow hedges..........................................             55                (44)            1,584
                                                                      --------------     --------------    --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................          2,114               (757)               --
    Embedded derivatives.............................................         66,079                 --                --
                                                                      --------------     --------------    --------------
       Total non-qualifying hedges...................................         68,193               (757)               --
                                                                      --------------     --------------    --------------
       Total......................................................... $       68,248     $         (801)   $        1,584
                                                                      ==============     ==============    ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


                                                                               Year Ended December 31, 2015
                                                                      -----------------------------------------------

                                                                            Net
                                                                        Derivative          Net
                                                                           Gains        Derivatives      Amount of
                                                                         (Losses)      Gains (Losses)  Gains (Losses)
                                                                      Recognized for   Recognized for   deferred in
                                                                      Derivatives (1) Hedged Items (2)      AOCI
                                                                      --------------- ---------------- --------------
                                                                                      (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives.......................  $          --    $       (32)    $      2,760
                                                                       -------------    -----------     ------------
     Total cash flow hedges..........................................             --            (32)           2,760
                                                                       -------------    -----------     ------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................          1,557           (456)              --
    Embedded derivatives.............................................         63,716             --               --
                                                                       -------------    -----------     ------------
       Total non-qualifying hedges...................................         65,273           (456)              --
                                                                       -------------    -----------     ------------
       Total.........................................................  $      65,273    $      (488)    $      2,760
                                                                       =============    ===========     ============

  ------

  (1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

  (2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships.

  (3) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

    In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2017, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2016, $49 thousand was reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2015, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

    There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for both the years ended December 31, 2017 and 2016.

    At December 31, 2017 and 2016, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $471 thousand and $4.7 million, respectively.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                               December 31,
                                                                              -----------------------------------------------
                                                                                       2017                    2016
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets    Liabilities   Assets    Liabilities
----------------------------------------------------------------------------  ----------  ----------- ----------  -----------
                                                                                              (In thousands)
 Gross estimated fair value of derivatives:
   OTC-bilateral (1)......................................................... $    3,903  $    1,482  $    8,850   $     --
                                                                              ----------  ----------  ----------   --------
     Total gross estimated fair value of derivatives (1).....................      3,903       1,482       8,850         --
 Amounts offset on the balance sheets........................................         --          --          --         --
                                                                              ----------  ----------  ----------   --------
 Estimated fair value of derivatives presented on the balance sheets (1).....      3,903       1,482       8,850         --
 Gross amounts not offset on the balance sheets:
 Gross estimated fair value of derivatives: (2)
   OTC-bilateral.............................................................     (1,482)     (1,482)         --         --
 Cash collateral: (3)
   OTC-bilateral.............................................................     (2,367)         --      (8,672)        --
 Securities collateral: (4)
   OTC-bilateral.............................................................         --          --          --         --
                                                                              ----------  ----------  ----------   --------
 Net amount after application of master netting agreements and collateral.... $       54  $       --  $      178   $     --
                                                                              ==========  ==========  ==========   ========

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $119 thousand and $194 thousand, respectively and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($129) thousand and $0, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received is included in cash and cash equivalents or in short-term investments, and the obligation to return it is included in payables for collateral transactions on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $3.0 million and $270 thousand, respectively, and did not provide any excess cash collateral, which is not included in the table above due to the foregoing limitation.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company did not receive excess securities collateral, and provided excess securities collateral with an estimated fair value of $707 thousand and $0, respectively, for its OTC-bilateral derivatives.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   At both December 31, 2017 and 2016, the Company held no OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements. The Company's collateral arrangements require both parties to be fully collateralized, as such, the Company would not be required to post additional collateral as a result of a downgrade in its financial strength rating.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and fixed annuities with equity-indexed returns.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                   December 31,
                                                                                        ----------------------------------
                                                           Balance Sheet Location             2017              2016
                                                       -------------------------------- ----------------  ----------------
                                                                                                  (In thousands)
Embedded derivatives within asset host contracts:
                                                       Premiums, reinsurance and other
Ceded guaranteed minimum benefits..................... receivables                      $        307,698  $        379,297
                                                                                        ================  ================

Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits.................... Policyholder account balances    $        (51,130) $        (23,740)
Fixed annuities with equity indexed returns........... Policyholder account balances              11,195                --
                                                                                        ----------------  ----------------
Embedded derivatives within liability host contracts..                                  $        (39,935) $        (23,740)
                                                                                        ================  ================

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                    Years Ended December 31,
                                        ------------------------------------------------
                                              2017            2016            2015
                                        ---------------- --------------- ---------------
                                                         (In thousands)
Net derivative gains (losses) (1), (2). $      (156,297) $        66,079 $        63,716

--------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $466 thousand, ($57) thousand and $1.4 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($24.7) million, ($19.0) million and ($2.6) million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 5 for discussion of related party net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                              December 31, 2017
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                    Total Estimated
                                                            Level 1       Level 2        Level 3      Fair Value
                                                          ------------ -------------- ------------  ---------------
                                                                               (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate......................................... $         -- $      750,891 $     46,733  $      797,624
  U.S. government and agency.............................      420,084        126,979           --         547,063
  Foreign corporate......................................           --        259,897       49,217         309,114
  RMBS...................................................           --        207,338       14,442         221,780
  CMBS...................................................           --        195,306        5,115         200,421
  State and political subdivision........................           --         70,286           --          70,286
  ABS....................................................           --         58,872           --          58,872
  Foreign government.....................................           --         16,403           --          16,403
                                                          ------------ -------------- ------------  --------------
    Total fixed maturity securities......................      420,084      1,685,972      115,507       2,221,563
                                                          ------------ -------------- ------------  --------------
Derivative assets: (1)
  Foreign currency exchange rate.........................           --          3,784           --           3,784
Embedded derivatives within asset host contracts (2).....           --             --      307,698         307,698
Separate account assets..................................           --      5,021,633           --       5,021,633
                                                          ------------ -------------- ------------  --------------
    Total assets......................................... $    420,084 $    6,711,389 $    423,205  $    7,554,678
                                                          ============ ============== ============  ==============
Liabilities
Derivative liabilities: (1)
  Foreign currency exchange rate......................... $         -- $        1,611 $         --  $        1,611
Embedded derivatives within liability host contracts (2).           --             --      (39,935)        (39,935)
                                                          ------------ -------------- ------------  --------------
    Total liabilities.................................... $         -- $        1,611 $    (39,935) $      (38,324)
                                                          ============ ============== ============  ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


                                                                              December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                    Total Estimated
                                                            Level 1       Level 2        Level 3      Fair Value
                                                          ------------ -------------- ------------  ---------------
                                                                               (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate......................................... $         -- $      681,406 $     40,405  $      721,811
  U.S. government and agency.............................      289,186        117,359           --         406,545
  Foreign corporate......................................           --        200,454       31,886         232,340
  RMBS...................................................           --        217,091       21,296         238,387
  CMBS...................................................           --        173,763        5,193         178,956
  State and political subdivision........................           --         56,320           --          56,320
  ABS....................................................           --         21,736        4,934          26,670
  Foreign government.....................................           --         17,485           --          17,485
                                                          ------------ -------------- ------------  --------------
    Total fixed maturity securities......................      289,186      1,485,614      103,714       1,878,514
                                                          ------------ -------------- ------------  --------------
Derivative assets: (1)
  Foreign currency exchange rate.........................           --          8,656           --           8,656
Embedded derivatives within asset host contracts (2).....           --             --      379,297         379,297
Separate account assets..................................           --      4,758,449           --       4,758,449
                                                          ------------ -------------- ------------  --------------
    Total assets......................................... $    289,186 $    6,252,719 $    483,011  $    7,024,916
                                                          ============ ============== ============  ==============
Liabilities
Derivative liabilities: (1)
  Foreign currency exchange rate......................... $         -- $           -- $         --  $           --
Embedded derivatives within liability host contracts (2).           --             --      (23,740)        (23,740)
                                                          ------------ -------------- ------------  --------------
    Total liabilities.................................... $         -- $           -- $    (23,740) $      (23,740)
                                                          ============ ============== ============  ==============

--------

(1) Derivative assets are presented within other invested assets on the balance sheets and derivative liabilities are presented within other liabilities on the balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.

 Valuation Controls and Procedures

     The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

     The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing", are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

   represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 4% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

     MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

     The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

  Determination of Fair Value

   Fixed maturities

     The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

     U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

     U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

     Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

  Derivatives

    The fair values for OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

    The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


    Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Embedded Derivatives

    Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


    The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above. These reinsurance agreements contain embedded derivatives and are included within premiums, reinsurance and other receivables on the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both December 31, 2017 and 2016.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                    December 31, 2017            December 31, 2016
                                                --------------------------   --------------------------
                                                                                                              Impact of
                              Significant                                                                  Increase in Input
              Valuation       Unobservable                        Weighted                     Weighted      on Estimated
              Techniques         Inputs             Range        Average (1)     Range        Average (1)   Fair Value (2)
             ------------  ------------------   -------------    ----------- -------------    ----------- ------------------
Fixed maturity securities
 (3)
U.S.         . Matrix      . Offered quotes       98   -    142      108       94   -    136      107           Increase
 corporate     pricing       (4)
 and
 foreign
 corporate..
             . Market      . Quoted prices
               pricing       (4)                  87   -    109      99        75   -    110      97            Increase
             ---------------------------------------------------------------------------------------------------------------
 RMBS....... . Market      . Quoted prices
               pricing       (4)                  70   -    101      85        56   -    111      86          Increase (5)
             ---------------------------------------------------------------------------------------------------------------
 CMBS....... . Market      . Quoted prices
               pricing       (4)                                              104   -    104      104         Increase (5)
Embedded
 derivatives
Direct,      . Option      . Mortality
 assumed       pricing       rates:
 and ceded     techniques
 guaranteed
 minimum
 benefits...
                             Ages 0 - 40          0%   -   0.09%               0%   -   0.09%                 Decrease (6)
                             Ages 41 - 60       0.04%  -   0.65%             0.04%  -   0.65%                 Decrease (6)
                             Ages 61 - 115      0.26%  -   100%              0.26%  -   100%                  Decrease (6)
                           . Lapse rates:

                             Durations 1 - 10   0.25%  -   100%              0.25%  -   100%                  Decrease (7)
                             Durations 11 -
                             20                   2%   -   100%                2%   -   100%                  Decrease (7)
                             Durations 21 -
                             116                  2%   -   100%                2%   -   100%                  Decrease (7)
                           . Utilization
                             rates                0%   -    25%                0%   -    25%                  Increase (8)
                           . Withdrawal
                             rates              0.25%  -    10%              0.25%  -    10%                       (9)
                           . Long-term
                             equity
                              volatilities      17.40% -    25%              17.40% -    25%                  Increase (10)
                           . Nonperformance
                              risk spread       0.64%  -   1.43%             0.04%  -   0.57%                 Decrease (11)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(6) Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(7) Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(10)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                     ----------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                     ---------------------------------------------
                                                                                                             Net Embedded
                                                         Corporate (1)         Structured Securities        Derivatives (2)
                                                     --------------------      ---------------------     ---------------------
                                                                                 (In thousands)
Balance, January 1, 2016............................  $            55,189       $            13,862       $            360,381

Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................                  (64)                      249                     66,079
Total realized/unrealized gains (losses) included
 in AOCI............................................               (1,769)                      152                         --
Purchases (5).......................................               21,260                    23,916                         --
Sales (5)...........................................                 (462)                   (1,901)                        --
Issuances (5).......................................                   --                        --                         --
Settlements (5).....................................                   --                        --                    (23,423)
Transfers into Level 3 (6)..........................                   --                        --                         --
Transfers out of Level 3 (6)........................               (1,863)                   (4,855)                        --
                                                     --------------------      --------------------      ---------------------
Balance, December 31, 2016..........................               72,291                    31,423                    403,037
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................                    3                       415                   (156,297)
Total realized/unrealized gains (losses) included
 in AOCI............................................                5,969                     1,051                         --
Purchases (5).......................................               26,542                        --                         --
Sales (5)...........................................               (2,320)                   (8,398)                        --
Issuances (5).......................................                   --                        --                         --
Settlements (5).....................................                   --                        --                    100,893
Transfers into Level 3 (6)..........................                   --                        --                         --
Transfers out of Level 3 (6)........................               (6,535)                   (4,934)                        --
                                                     --------------------      --------------------      ---------------------
Balance, December 31, 2017..........................  $            95,950       $            19,557       $            347,633
                                                     ====================      =====================     =====================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2015 (7)...........................  $                23       $                83       $             67,551
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2016 (7)...........................  $               (64)      $               249       $             71,709
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2017 (7)...........................  $                 1       $               441       $           (141,133)
Gains (Losses) Data for the year ended December 31,
 2015

Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................  $                79       $                83       $             63,716
Total realized/unrealized gains (losses) included
 in AOCI............................................  $            (1,849)      $                55       $                 --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                  December 31, 2017
                                             -----------------------------------------------------------
                                                                Fair Value Hierarchy
                                                          ---------------------------------
                                                                                               Total
                                               Carrying                                      Estimated
                                                Value      Level 1   Level 2     Level 3     Fair Value
                                             ------------ --------- --------- ------------- ------------
                                                                   (In thousands)
Assets
Mortgage loans.............................. $    394,863 $      -- $      -- $     395,894 $    395,894
Premiums, reinsurance and other receivables. $     20,489 $      -- $     900 $      19,728 $     20,628
Liabilities
Policyholder account balances............... $  1,154,733 $      -- $      -- $   1,140,886 $  1,140,886

                                                                  December 31, 2016
                                             -----------------------------------------------------------
                                                                Fair Value Hierarchy
                                                          ---------------------------------
                                                                                               Total
                                               Carrying                                      Estimated
                                                Value      Level 1   Level 2     Level 3     Fair Value
                                             ------------ --------- --------- ------------- ------------
                                                                   (In thousands)
Assets
Mortgage loans.............................. $    406,085 $      -- $      -- $     404,079 $    404,079
Premiums, reinsurance and other receivables. $     30,122 $      -- $   2,095 $      30,272 $     32,367
Liabilities
Policyholder account balances............... $  1,214,186 $      -- $      -- $   1,283,338 $  1,283,338

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, and have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


9. Equity

Capital Transactions

   In December 2017, the Company received a cash capital contribution of $75.0 million from Brighthouse Life Insurance Company.

Statutory Equity and Income

   The state of domicile of the Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for the Company was in excess of 400% for all periods presented.

   The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NYDFS"). The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, NYDFS Circular Letter No 11, which impacts deferred premiums, and NYDFS Seventh Amendment to Regulation 172, which impacts admitted unearned reinsurance premiums. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of the Company for the years ended December 31, 2017 and 2016 by an amount of $47.7 million and $53.0 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from the Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                     Years Ended December 31,
                                                            -------------------------------------------
                Company                   State of Domicile     2017           2016           2015
----------------------------------------- ----------------- ------------- --------------- -------------
                                                                          (In thousands)
Brighthouse Life Insurance Company of NY.     New York      $      22,166 $      (87,290) $      17,194

   Statutory capital and surplus was as follows at:

                                                      December 31,
                                              -----------------------------
                    Company                        2017           2016
    ----------------------------------------- -------------- --------------
                                                     (In thousands)
    Brighthouse Life Insurance Company of NY. $      294,298 $      195,824

Dividend Restrictions

   The Company is able to pay $21.0 million of dividends in 2018 to its parent without insurance regulatory approval from the NYDFS. The Company did not pay any dividends in 2017 or 2016 to its parent.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)

   Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting the Company, without prior insurance regulatory clearance, to pay stockholder dividends to its parent. in any calendar year based on either of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to its parent. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains     Unrealized
                                                      (Losses), Net of   Gains (Losses)
                                                     Related Offsets (1) on Derivatives    Total
                                                     ------------------- -------------- -----------
                                                                     (In thousands)
Balance at December 31, 2014........................     $    39,312       $      279   $    39,591
OCI before reclassifications........................         (50,792)           2,760       (48,032)
Deferred income tax benefit (expense)...............          17,778             (966)       16,812
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..           6,298            2,073         8,371
Amounts reclassified from AOCI......................          (4,561)              --        (4,561)
Deferred income tax benefit (expense)...............           1,596               --         1,596
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.          (2,965)              --        (2,965)
                                                         -----------       ----------   -----------
Balance at December 31, 2015........................           3,333            2,073         5,406
OCI before reclassifications........................          (5,777)           1,584        (4,193)
Deferred income tax benefit (expense)...............           2,022             (554)        1,468
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..            (422)           3,103         2,681
Amounts reclassified from AOCI......................           2,711              (55)        2,656
Deferred income tax benefit (expense)...............            (949)              19          (930)
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.           1,762              (36)        1,726
                                                         -----------       ----------   -----------
Balance at December 31, 2016........................           1,340            3,067         4,407
OCI before reclassifications........................          33,257           (4,257)       29,000
Deferred income tax benefit (expense)...............         (11,640)           1,490       (10,150)
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..          22,957              300        23,257
Amounts reclassified from AOCI......................           1,714                9         1,723
Deferred income tax benefit (expense) (2)...........           4,652               (4)        4,648
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.           6,366                5         6,371
                                                         -----------       ----------   -----------
Balance at December 31, 2017........................     $    29,323       $      305   $    29,628
                                                         ===========       ==========   ===========

--------

(1) See Note 6 for information on offsets to investments related to future policy benefits, DAC and DSI.

(2) Includes the $5.3 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                             Statement of
                                                                                                            Operations and
                                                                                                             Comprehensive
                                                                                                             Income (Loss)
AOCI Components                                                     Amounts Reclassified from AOCI             Location
--------------------------------------------------------------  -------------------------------------  -------------------------
                                                                       Years Ended December 31,
                                                                -------------------------------------
                                                                    2017         2016         2015
                                                                -----------  -----------  -----------
                                                                            (In thousands)
Net unrealized investment gains (losses):
                                                                                                       Net investment
 Net unrealized investment gains (losses)...................... $    (1,761) $    (2,745) $     4,550  gains (losses)
 Net unrealized investment gains (losses)......................          47           79          228  Net investment income
                                                                                                       Net derivative gains
 Net unrealized investment gains (losses)......................          --          (45)        (217) (losses)
                                                                -----------  -----------  -----------
  Net unrealized investment gains (losses), before income tax..      (1,714)      (2,711)       4,561
  Income tax (expense) benefit.................................      (4,652)         949       (1,596)
                                                                -----------  -----------  -----------
  Net unrealized investment gains (losses), net of income tax.. $    (6,366) $    (1,762) $     2,965
                                                                ===========  ===========  ===========
Unrealized gains (losses) on derivatives - cash flow hedges:
                                                                                                       Net derivative gains
 Foreign currency swaps........................................ $        (9) $        55  $        --  (losses)
                                                                -----------  -----------  -----------
  Gains (losses) on cash flow hedges, before income tax........          (9)          55           --
  Income tax (expense) benefit.................................           4          (19)          --
                                                                -----------  -----------  -----------
  Gains (losses) on cash flow hedges, net of income tax........ $        (5) $        36  $        --
                                                                ===========  ===========  ===========
Total reclassifications, net of income tax..................... $    (6,371) $    (1,726) $     2,965
                                                                ===========  ===========  ===========

10. Other Expenses

   Information on other expenses was as follows:

                                                                  Years Ended December 31,
                                                          ----------------------------------------
                                                              2017          2016          2015
                                                          ------------  ------------  ------------
                                                                       (In thousands)
Compensation............................................. $     13,508  $      8,535  $     13,421
Pension, postretirement and postemployment benefit costs.           --           796         1,334
Commissions..............................................       33,129        17,586        21,291
Volume-related costs.....................................        3,171         4,943         6,123
Related party expenses on ceded reinsurance..............        4,743        10,535        11,276
Capitalization of DAC....................................      (17,089)       (4,976)       (4,768)
Premium taxes, licenses and fees.........................        3,795         2,590         3,607
Professional services....................................        5,209         1,529           373
Rent and related expenses................................          481         1,096         1,065
Other....................................................       19,006        14,393        11,491
                                                          ------------  ------------  ------------
 Total other expenses.................................... $     65,953  $     57,027  $     65,213
                                                          ============  ============  ============

Capitalization of DAC

   See Note 4 for additional information on the capitalization of DAC.

Related Party Expenses

   See Note 13 for a discussion of related party expenses included in the table above.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


11. Income Tax

   The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                    2017           2016          2015
                                                ------------  -------------  ------------
                                                             (In thousands)
Current:
  Federal...................................... $     17,352  $     (57,108) $      1,148
  Foreign......................................           17             --            --
                                                ------------  -------------  ------------
   Subtotal....................................       17,369        (57,108)        1,148
                                                ------------  -------------  ------------
Deferred:
  Federal......................................     (118,094)        99,260           840
                                                ------------  -------------  ------------
   Provision for income tax expense (benefit).. $   (100,725) $      42,152  $      1,988
                                                ============  =============  ============

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                         Years Ended December 31,
                                                -----------------------------------------
                                                    2017           2016          2015
                                                ------------  -------------  ------------
                                                              (In thousands)
Tax provision at U.S. statutory rate........... $    (17,129) $      46,397  $      8,779
Tax effect of:
  Rate revaluation due to tax reform (1).......      (77,308)            --            --
  Dividend received deduction..................       (5,159)        (4,732)       (5,589)
  Prior year tax...............................         (493)         1,282          (624)
  Tax credits..................................         (636)          (797)         (580)
  Other, net...................................           --              2             2
                                                ------------  -------------  ------------
   Provision for income tax expense (benefit).. $   (100,725) $      42,152  $      1,988
                                                ============  =============  ============

--------

(1)For the year ended December 31, 2017, the Company recognized a $77.3 million benefit in net income from remeasurement of our net deferred tax liability in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interpret any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   --------------  --------------
                                                           (In thousands)
Deferred income tax assets:
  Tax credit carryforwards........................ $        3,463  $        4,491
  Net operating loss carryforwards................          3,661              --
  Other...........................................          2,973           2,206
                                                   --------------  --------------
    Total deferred income tax assets..............         10,097           6,697
                                                   --------------  --------------
Deferred income tax liabilities:
  Investments, including derivatives..............            958           1,102
  Policyholder liabilities and receivables........         94,717         210,814
  Intangibles.....................................          1,384           1,850
  Net unrealized investment gains.................          7,875           2,373
  DAC.............................................         17,661          10,397
                                                   --------------  --------------
    Total deferred income tax liabilities.........        122,595         226,536
                                                   --------------  --------------
     Net deferred income tax asset (liability).... $     (112,498) $     (219,839)
                                                   ==============  ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


   At December 31, 2017, the Company had net operating loss carryforwards of approximately $17.4 million and the Company had recorded a related deferred tax asset of $3.7 million which expires in years 2033-2037.

   Tax credit carryforwards of $3.5 million at December 31, 2017 have an indefinite expiration date.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               --------------------------------------
                                                                                   2017          2016         2015
                                                                               ------------  ------------  ----------
                                                                                           (In thousands)
Balance at January 1,......................................................... $      1,204  $        983  $      983
Additions for tax positions of prior years....................................           49           300          --
Reductions for tax positions of prior years...................................          (62)          (23)         --
Additions for tax positions of current year...................................          169           300          --
Reductions for tax positions of current year..................................         (318)           --          --
Settlements with tax authorities..............................................          (66)         (356)         --
                                                                               ------------  ------------  ----------
Balance at December 31,....................................................... $        976  $      1,204  $      983
                                                                               ============  ============  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        976  $      1,130  $      909
                                                                               ============  ============  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The Dividend Received Deduction ("DRD") reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the DRD amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $5.6 million, $3.9 million and $5.6 million, respectively, related to the separate account DRD. The 2017 benefit included an expense of $400 thousand related to a true-up of the 2016 tax return. The 2016 and 2015 benefit included a benefit of $900 thousand and $600 thousand related to a true-up of the 2015 and 2014 tax returns, respectively.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company of NY will be included in a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company of NY under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a separate return basis with benefits for losses.

   Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance company subsidiaries (including the Company and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


  Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $55.6 million to Brighthouse Life Insurance Company of NY under the Tax Separation Agreement. At December 31, 2017, a $958 thousand receivable related to this agreement is included in other assets.

12. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, or annuities. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters or other products.

   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc. and its subsidiaries and affiliates under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

12. Contingencies, Commitments and Guarantees (continued)

  member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                             December 31,
                                                                         ---------------------
                                                                            2017       2016
                                                                         ---------- ----------
                                                                            (In thousands)
Other Assets:
  Premium tax offset for future discounted and undiscounted assessments. $      300 $      300
  Premium tax offsets currently available for paid assessments..........         51      1,829
                                                                         ---------- ----------
    Total............................................................... $      351 $    2,129
                                                                         ========== ==========
Other Liabilities:
  Insolvency assessments................................................ $      400 $      400
                                                                         ========== ==========

Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $355 thousand and $42 thousand at December 31, 2017 and 2016, respectively.

  Commitments to Fund Private Corporate Bond Investments

    The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $11.6 million at December 31, 2017. The Company did not have commitments to lend funds under private corporate bond investments at December 31, 2016.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2017 and 2016.

13. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

13. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                Years Ended December 31,
                          -----------------------------------
                              2017        2016        2015
                                     (In thousands)
                 Income.. $  (303,626) $   50,358  $   16,759
                 Expense. $   (66,252) $  (76,613) $  (44,358)

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                        December 31,
                                -----------------------------
                                     2017           2016
                                -------------- --------------
                                       (In thousands)
                   Assets...... $      536,843 $      322,394
                   Liabilities. $      448,237 $       99,641

   The material arrangements between the Company and its related parties are as follows:

  Reinsurance Agreements

   The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and certain of MetLife, Inc.'s subsidiaries. See Note 5 for further discussion of the related party reinsurance agreements.

  Capital Support Arrangement

   MetLife previously had a net worth maintenance agreement with the Company, pursuant to which MetLife agreed to cause the Company to meet specified capital and surplus levels and had guaranteed liquidity necessary to enable it to meet its current obligations on a timely basis. In connection with the Separation, this net worth maintenance agreement was terminated on August 4, 2017.

  Investment Transactions

   Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See Note 6 for further discussion of the related party investment transactions.

  Shared Services and Overhead Allocations

   Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with the Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $38.0 million, $19.9 million and $30.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

13. Related Party Transactions (continued)

for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                     Years Ended December 31,
                                -----------------------------------
                                   2017        2016        2015
                                ----------- ----------- -----------
                                          (In thousands)
            Fee income......... $    12,393 $     9,968 $    10,515
            Commission expense. $    39,306 $    32,191 $    30,672

   The following table summarizes assets and liabilities from transactions with related party broker-dealers as follow at:

                                             December 31,
                                           -----------------
                                             2017     2016
                                           --------- -------
                                            (In thousands)
                   Fee income receivables. $   1,090 $   934
                   Secured demand notes... $      -- $    --

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                           Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2017

                                (In thousands)

                                                                                          Amount at
                                                                       Estimated Fair   Which Shown on
                                                   Amortized Cost (1)      Value        Balance Sheet
Types of Investments                               ------------------ ---------------- ----------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities.........  $        535,757  $        547,063 $        547,063
    Public utilities..............................            53,821            56,323           56,323
    State and political subdivision securities....            64,056            70,286           70,286
    Foreign government securities.................            15,833            16,403           16,403
    All other corporate bonds.....................         1,021,214         1,050,415        1,050,415
                                                    ----------------  ---------------- ----------------
     Total bonds..................................         1,690,681         1,740,490        1,740,490
    Mortgage-backed and asset-backed securities...           474,453           481,073          481,073
                                                    ----------------  ---------------- ----------------
       Total fixed maturity securities............         2,165,134         2,221,563        2,221,563
                                                    ----------------  ---------------- ----------------
Mortgage loans....................................           394,863                            394,863
Other invested assets.............................             3,784                              3,784
                                                    ----------------                   ----------------
        Total investments.........................  $      2,563,781                   $      2,620,210
                                                    ================                   ================

--------
(1) Amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

                      Supplementary Insurance Information
                          December 31, 2017 and 2016

                                (In thousands)

                                  Future Policy
                       DAC      Benefits and Other Policyholder
                       and        Policy-Related     Account         Unearned       Unearned
Segment                VOBA          Balances        Balances    Premiums (1), (2) Revenue (1)
------------------ ------------ ------------------ ------------- ----------------- -----------
2017
Annuities......... $    107,760   $      350,512   $   1,324,527   $         --    $    2,347
Life..............       23,101          327,281          18,803          1,033            --
Corporate & Other.          198            8,986              --             17            --
                   ------------   --------------   -------------   ------------    ----------
  Total........... $    131,059   $      686,779   $   1,343,330   $      1,050    $    2,347
                   ============   ==============   =============   ============    ==========
2016
Annuities......... $     60,689   $      325,468   $   1,179,305   $         --    $    2,164
Life..............       24,265          299,274          23,045          1,064            --
Corporate & Other.          219            9,550              --             22            --
                   ------------   --------------   -------------   ------------    ----------
  Total........... $     85,173   $      634,292   $   1,202,350   $      1,086    $    2,164
                   ============   ==============   =============   ============    ==========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

              Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                (In thousands)

                                                   Policyholder Benefits
                      Premiums and                    and Claims and
                     Universal Life       Net        Interest Credited
                   and Investment-Type Investment     to Policyholder    Amortization of   Other
Segment            Product Policy Fees Income (1)    Account Balances     DAC and VOBA    Expenses
------------------ ------------------- ----------- --------------------- --------------- -----------
2017
Annuities.........   $      113,225    $    56,936     $      15,118      $     (42,603) $    48,171
Life..............           14,425         19,018            18,501              2,585       12,868
Corporate & Other.            2,354         10,373             1,030                 21        4,914
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      130,004    $    86,327     $      34,649      $     (39,997) $    65,953
                     ==============    ===========     =============      =============  ===========
2016
Annuities.........   $      122,830    $    27,632     $      62,676      $      20,927  $    37,537
Life..............           28,978         17,033            27,122              2,272       16,134
Corporate & Other.            1,931         13,115             2,096                 18        3,356
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      153,739    $    57,780     $      91,894      $      23,217  $    57,027
                     ==============    ===========     =============      =============  ===========
2015
Annuities.........   $      139,905    $    23,127     $      65,764      $      36,788  $    45,835
Life..............           40,617         15,379            34,118             66,568       16,570
Corporate & Other.            2,255         14,438             1,651                470        2,808
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      182,777    $    52,944     $     101,533      $     103,826  $    65,213
                     ==============    ===========     =============      =============  ===========

--------
(1) See Note 2 of the Notes to the Financial Statements for the basis of allocation of net investment income.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                                  Reinsurance
                       December 31, 2017, 2016 and 2015

                            (Dollars in thousands)

                                                                                   % Amount
                             Gross Amount      Ceded      Assumed   Net Amount  Assumed to Net
                             ------------- ------------- --------- ------------ --------------
2017
Life insurance in-force..... $  48,509,917 $  41,167,006 $      -- $  7,342,911            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $      93,196 $      66,928 $      -- $     26,268            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $      93,196 $      66,928 $      -- $     26,268            --%
                             ============= ============= ========= ============
2016
Life insurance in-force..... $  50,748,993 $  43,894,276 $      -- $  6,854,717            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $     109,733 $      58,994 $      -- $     50,739            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $     109,733 $      58,994 $      -- $     50,739            --%
                             ============= ============= ========= ============
2015
Life insurance in-force..... $  53,017,387 $  48,212,042 $      -- $  4,805,345            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $     122,110 $      50,238 $      -- $     71,872            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $     122,110 $      50,238 $      -- $     71,872            --%
                             ============= ============= ========= ============

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded included related party transactions for life insurance in-force of $30.6 billion, and life insurance premiums of $51.9 million. For the year ended December 31, 2016, reinsurance ceded included related party transactions for life insurance in-force of $32.5 billion, and life insurance premiums of $44.2 million. For the year ended December 31, 2015, reinsurance ceded included related party transactions for life insurance in-force of $36.3 billion, and life insurance premiums of $37.1 million.

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Metropolitan Tower Life Insurance Company and Subsidiaries

Consolidated Financial Statements

As of December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016 and 2015 and Independent Auditors' Report

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Metropolitan Tower Life Insurance Company:

We have audited the accompanying consolidated financial statements of Metropolitan Tower Life Insurance Company and its subsidiaries (a wholly-owned subsidiary of MetLife, Inc.) (the "Company") which comprise the consolidated balance sheet as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Metropolitan Tower Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the consolidated financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 13, 2018

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                       2017          2016
                                                                                   ------------  -----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized
  cost: $3,421 and $2,939, respectively).......................................... $      3,712  $     3,159
Equity securities available-for-sale, at estimated fair value (cost: $11 and $11,
  respectively)...................................................................           11           11
Mortgage loans (net of valuation allowances of: $1 and $1, respectively)..........          306          231
Policy loans......................................................................          250          257
Real estate and real estate joint ventures........................................          377          296
Short-term investments, at estimated fair value...................................           53          132
Annuities funding structured settlement claims....................................        4,330        4,372
Other invested assets.............................................................          179          261
                                                                                   ------------  -----------
   Total investments..............................................................        9,218        8,719
Cash and cash equivalents, principally at estimated fair value....................           86           71
Accrued investment income.........................................................           38           34
Premiums, reinsurance and other receivables.......................................          974          971
Current income tax recoverable....................................................           20           --
Other assets......................................................................           37           30
Separate account assets...........................................................          123          112
                                                                                   ------------  -----------
   Total assets................................................................... $     10,496  $     9,937
                                                                                   ============  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................ $        895  $       340
Policyholder account balances.....................................................        3,287        3,390
Other policy-related balances.....................................................        4,372        4,416
Payables for collateral under securities loaned and other transactions............          499          443
Deferred income tax liability.....................................................          119          202
Other liabilities.................................................................           84           61
Separate account liabilities......................................................          123          112
                                                                                   ------------  -----------
   Total liabilities..............................................................        9,379        8,964
                                                                                   ------------  -----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
Common stock, par value $2,000 per share; 1,000 shares authorized, issued and
  outstanding.....................................................................            3            3
Additional paid-in capital........................................................          967          967
Retained earnings (deficit).......................................................           (6)        (139)
Accumulated other comprehensive income (loss).....................................          153          142
                                                                                   ------------  -----------
   Total stockholder's equity.....................................................        1,117          973
                                                                                   ------------  -----------
   Total liabilities and stockholder's equity..................................... $     10,496  $     9,937
                                                                                   ============  ===========

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                            2017       2016      2015
                                                         ----------  --------  --------
Revenues
Premiums................................................ $      517  $     --  $     --
Universal life and investment-type product policy fees..         76        82        84
Net investment income...................................        447       454       487
Other revenues..........................................         10        15        15
Net investment gains (losses)...........................         --       (49)      (33)
Net derivative gains (losses)...........................         (1)        9         5
                                                         ----------  --------  --------
   Total revenues.......................................      1,049       511       558
                                                         ----------  --------  --------
Expenses
Policyholder benefits and claims........................        842       352       364
Interest credited to policyholder account balances......        112       115       120
Other expenses..........................................         65        31        51
                                                         ----------  --------  --------
   Total expenses.......................................      1,019       498       535
                                                         ----------  --------  --------
   Income (loss) before provision for income tax........         30        13        23
Provision for income tax expense (benefit)..............       (103)        5         8
                                                         ----------  --------  --------
   Net income (loss).................................... $      133  $      8  $     15
                                                         ==========  ========  ========

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                               2017      2016      2015
                                                            ---------  --------  --------
Net income (loss).......................................... $     133  $      8  $     15
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related
  offsets..................................................        24        34      (129)
Unrealized gains (losses) on derivatives...................        (8)        1         4
                                                            ---------  --------  --------
   Other comprehensive income (loss), before income tax....        16        35      (125)
Income tax (expense) benefit related to items of other
  comprehensive income (loss)..............................        (5)      (13)       43
                                                            ---------  --------  --------
   Other comprehensive income (loss), net of income tax....        11        22       (82)
                                                            ---------  --------  --------
   Comprehensive income (loss)............................. $     144  $     30  $    (67)
                                                            =========  ========  ========

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        Accumulated
                                                  Additional Retained      Other         Total
                                           Common  Paid-in   Earnings  Comprehensive Stockholder's
                                           Stock   Capital   (Deficit) Income (Loss)    Equity
                                           ------ ---------- --------- ------------- -------------
Balance at December 31, 2014.............. $    3  $    967  $     --    $    202     $    1,172
Dividends paid to MetLife, Inc............                       (102)                      (102)
Net income (loss).........................                         15                         15
Other comprehensive income (loss), net of
  income tax..............................                                    (82)           (82)
                                           ------  --------  --------    --------     ----------
Balance at December 31, 2015..............      3       967       (87)        120          1,003
                                           ------  --------  --------    --------     ----------
Dividends paid to MetLife, Inc............                        (60)                       (60)
Net income (loss).........................                          8                          8
Other comprehensive income (loss), net of
  income tax..............................                                     22             22
                                           ------  --------  --------    --------     ----------
Balance at December 31, 2016..............      3       967      (139)        142            973
                                           ------  --------  --------    --------     ----------
Net income (loss).........................                        133                        133
Other comprehensive income (loss), net of
  income tax..............................                                     11             11
                                           ------  --------  --------    --------     ----------
Balance at December 31, 2017.............. $    3  $    967  $     (6)   $    153     $    1,117
                                           ======  ========  ========    ========     ==========

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017       2016       2015
                                                                     ----------  --------  ----------
Cash flows from operating activities
Net income (loss)................................................... $      133  $      8  $       15
Adjustments to reconcile net income (loss) to net cash provided by
  (used in) operating activities:
Depreciation and amortization expenses..............................         12         9          11
Amortization of premiums and accretion of discounts associated with
  investments, net..................................................        (20)      (24)        (27)
(Gains) losses on investments, net..................................         --        49          33
(Gains) losses on derivatives, net..................................          7        13          30
(Income) loss from equity method investments, net of dividends or
  distributions.....................................................          3         3          (1)
Interest credited to policyholder account balances..................        112       115         120
Universal life and investment-type product policy fees..............        (76)      (82)        (84)
Asset impairment....................................................         --        --          21
Change in accrued investment income.................................         (4)       11           1
Change in premiums, reinsurance and other receivables...............         (4)        2          11
Change in income tax................................................       (108)      (58)        (47)
Change in other assets..............................................          3        11          16
Change in future policy benefits and policy-related balances........        504        15           9
Change in other liabilities.........................................         24       (12)        (10)
Other, net..........................................................          4        --          --
                                                                     ----------  --------  ----------
   Net cash provided by (used in) operating activities..............        590        60          98
                                                                     ----------  --------  ----------
Cash flows from investing activities
Sales, maturities and repayments of:
   Fixed maturity securities........................................      1,457       898       1,186
   Mortgage loans...................................................         34        67          58
   Real estate and real estate joint ventures.......................         --         1         181
Purchases of:
   Fixed maturity securities........................................     (1,923)     (731)     (1,246)
   Mortgage loans...................................................       (109)      (51)        (18)
   Real estate and real estate joint ventures.......................        (19)       (8)        (16)
Cash received in connection with freestanding derivatives...........          8         5           2
Cash paid in connection with freestanding derivatives...............        (10)       (1)         (2)
Net change in policy loans..........................................          7         8          12
Net change in short-term investments................................         79        --          94
Net change in other invested assets.................................         --         1          --
Net change in property and equipment................................        (10)       --          --
                                                                     ----------  --------  ----------
   Net cash provided by (used in) investing activities.............. $     (486) $    189  $      251
                                                                     ----------  --------  ----------

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                2017      2016      2015
                                                                              --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
   Deposits.................................................................. $    772  $    348  $    183
   Withdrawals...............................................................     (917)     (489)     (323)
Net change in payables for collateral under securities loaned and other
  transactions...............................................................       56       (52)     (112)
Dividends paid to MetLife, Inc...............................................       --       (60)     (102)
Other, net...................................................................       --        --         3
                                                                              --------  --------  --------
   Net cash provided by (used in) financing activities.......................      (89)     (253)     (351)
                                                                              --------  --------  --------
   Change in cash and cash equivalents.......................................       15        (4)       (2)
Cash and cash equivalents, beginning of year.................................       71        75        77
                                                                              --------  --------  --------
   Cash and cash equivalents, end of year.................................... $     86  $     71  $     75
                                                                              ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Income tax................................................................... $      5  $     61  $     57
                                                                              ========  ========  ========
Non-cash transactions:
Increase in real estate and real estate joint ventures due to the expiration
  of a leveraged lease where the underlying asset was real estate............ $     73  $     --  $     --
                                                                              ========  ========  ========

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   Metropolitan Tower Life Insurance Company ("MTL") and its subsidiaries (collectively, the "Company") is a wholly-owned subsidiary of MetLife, Inc. The Company is domiciled in the state of Delaware ("Delaware"), and is licensed to transact insurance business in, and is subject to regulation by all 50 states and the District of Columbia. The Company is actively selling structured settlement annuities, as well as term life insurance sold through the Company's direct to consumer channel. The Company is no longer actively selling traditional fixed annuities, variable and universal life insurance, and whole life insurance.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of MTL and its subsidiaries, including partnerships in which the Company has control. Intercompany accounts and transactions have been eliminated.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

   .   such separate accounts are legally recognized;

   . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

   .   investments are directed by the contractholder; and

   . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                          Note
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Insurance                                                                   2
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Deferred Policy Acquisition Costs                                           3
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Reinsurance                                                                 4
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Investments                                                                 5
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Derivatives                                                                 6
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Fair Value                                                                  7
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Income Tax                                                                  10
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Litigation Contingencies                                                    11

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      Liabilities for universal life paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

   Other Policy-Related Balances

      Other policy-related balances primarily include obligations assumed under structured settlement assignments as described in Note 2.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC and reported in other assets on the balance sheet. Such costs include:

   .   incremental direct costs of contract acquisition, such as commissions;

   . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

   . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

     All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

     DAC is amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .   Nonparticipating and               Actual and expected future gross
     non-dividend-paying traditional    premiums.
     contracts (primarily term
     insurance)
 -----------------------------------------------------------------------------
 .   Fixed and variable universal life  Actual and expected future gross
     contracts                          profits.
 -----------------------------------------------------------------------------

     See Note 3 for additional information on DAC amortization. Amortization of DAC is included in other expenses.

     The recovery of DAC is dependent upon the future profitability of the related business.

  Reinsurance

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 5 "-- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Fixed Maturity and Equity Securities AFS -- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures

      The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments when such distributions become payable or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

      The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Annuities Funding Structured Settlement Claims

      Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 2.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivative's carrying value in other invested assets or other liabilities.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

 Income Tax

   Metropolitan Tower Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Tower Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Tower Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Tower Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Tower Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdictions;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R.1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See Note 10 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property and Equipment

      Property and equipment, which is included in other assets, is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property and from three to seven years for property and equipment. The cost basis was $37 million and $36 million at December 31, 2017 and 2016, respectively. Accumulated depreciation was $15 million and $16 million at December 31, 2017 and 2016, respectively. Related depreciation expense was $3 million, $3 million and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively. During the year ended December 31, 2015, an impairment of $21 million was recognized on company owned property. As of December 31, 2017, total minimum rental payments to be received in the future under non-cancelable leases was $6 million, $7 million, $7 million, $7 million, $1 million and $3 million for the years ended December 31, 2018, 2019, 2020, 2021, 2022 and years thereafter, respectively. See Note 12 for information on rental revenues related to a lease agreement with an affiliate.

   Other Revenues

      Other revenues include fees on reinsurance financing agreements, as well as, rental income with affiliates. Such fees are recognized in the period in which services are performed.

   Employee Benefit Plans

      Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

   Foreign Currency

      Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

   Effective January 1, 2017, the Company early adopted guidance relating to business combinations. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The adoption did not have a material impact on the Company's consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Effective January 1, 2017, the Company retrospectively adopted guidance relating to consolidation. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entity ("VIE") by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2016, the Company retrospectively adopted guidance relating to short-duration contracts. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. The adoption did not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 2.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 5, reflect the application of the new guidance.

Future Adoption of New Accounting Pronouncements

   In February 2018, the Financial Accounting Standards Board ("FASB") issued new guidance on reporting comprehensive income (Accounting Standards Update ("ASU") 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220):
Reclassification of Certain Tax Effects from AOCI). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate or law in U.S. Tax Reform is recognized. Early adoption is permitted. Current GAAP guidance requires that the effect of a change in tax laws or rates on deferred tax liabilities or assets to be included in income from continuing operations in the reporting period that includes the enactment date, even if the related income tax effects were originally charged or credited directly to accumulated OCI ("AOCI"). The new guidance allows a reclassification of AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. Also, the new guidance requires certain disclosures about stranded tax effects. The Company will early adopt the new guidance in the first quarter of 2018. The Company expects the impact of the new guidance at adoption will be a decrease to retained earnings as of January 1, 2018 of $32 million with a corresponding increase to AOCI.

   In August 2017, the FASB issued new guidance on hedging activities
(ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The new guidance simplifies the application of hedge accounting in certain situations and amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

   In March 2017, the FASB issued new guidance on purchased callable debt securities (ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt
Securities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment to retained earnings at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): A consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. The Company will apply the guidance as of January 1, 2018. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Based on the Company's assessment of the intra-entity asset transfers and related deferred income taxes that are in scope, the Company expects the adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. The new guidance addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In February 2016, the FASB issued new guidance on leasing transactions
(ASU 2016-02, Leases - Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and requires a modified retrospective transition approach. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months. Leases would be classified as finance or operating leases and both types of leases will be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company's implementation efforts are primarily focused on the review of its existing lease contracts, identification of other contracts that may fall under the scope of the new guidance, and performing a gap analysis on the current state of lease-related activities compared with the future state of lease-related activities. The Company is currently evaluating the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, as amended by ASU 2018-03, Financial Instruments-Overall: Technical Corrections and Improvements, issued in February
2018) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option ("FVO") that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers - Topic 606), effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The Company will apply the guidance retrospectively with a cumulative-effect adjustment as of January 1, 2018. The new guidance supersedes nearly all existing revenue recognition guidance under U.S. GAAP. However, it does not impact the accounting for insurance and investment contracts within the scope of Accounting Standards Codification
(ASC) Topic 944, Financial Services - Insurance, leases, financial instruments and certain guarantees. For those contracts that are impacted, the new guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company did not identify any material revenue streams within the scope of the guidance. The modified retrospective adoption as of January 1, 2018, did not have a material impact on the Company's consolidated financial position and the Company has not identified any material prospective changes in the recognition and measurement of other revenue.

2. Insurance

Insurance Liabilities

   Future policy benefits are measured as follows:

 -----------------------------------------------------------------------------
 Product Type:                          Measurement Assumptions:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Nonparticipating life                  Aggregate of the present value of
                                        future expected benefit payments and
                                        related expenses less the present
                                        value of future expected net
                                        premiums. Assumptions as to mortality
                                        and persistency are based upon the
                                        Company's experience when the basis
                                        of the liability is established.
                                        Interest rate assumptions for the
                                        aggregate future policy benefit
                                        liabilities range from 3% to 8%.
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Traditional fixed annuities after      Present value of future expected
 annuitization                          payments. Interest rate assumptions
                                        used in establishing such liabilities
                                        range from 3% to 8%.
 -----------------------------------------------------------------------------

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)


Guarantees

   The Company previously issued universal life contracts where the Company contractually guarantees to the contractholder a guaranteed paid-up benefit.

   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to universal life contracts was as follows:

                                                               Universal Life
                                                                 Contracts
                                                             ------------------
                                                             Paid-Up Guarantees
                                                             ------------------
                                                               (In millions)
Direct:
Balance at January 1, 2015..................................      $    206
Incurred guaranteed benefits................................             9
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2015................................           215
Incurred guaranteed benefits................................            14
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2016................................           229
Incurred guaranteed benefits................................            10
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2017................................      $    239
                                                                  ========
Ceded:
Balance at January 1, 2015..................................      $    146
Incurred guaranteed benefits................................             6
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2015................................           152
Incurred guaranteed benefits................................             9
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2016................................           161
Incurred guaranteed benefits................................             6
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2017................................      $    167
                                                                  ========
Net:
Balance at January 1, 2015..................................      $     60
Incurred guaranteed benefits................................             3
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2015................................            63
Incurred guaranteed benefits................................             5
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2016................................            68
Incurred guaranteed benefits................................             4
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2017................................      $     72
                                                                  ========

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)


   Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                           December 31,
                                                      ----------------------
                                                         2017       2016
                                                      ---------- -----------
                                                        Paid-Up Guarantees
                                                      ----------------------
                                                          (In millions)
   Total account value (1)........................... $    2,230 $     2,323
   Net amount at risk (2)............................ $    9,902 $    10,622
   Average attained age of policyholders.............   64 years    63 years

--------
(1)Includes the contractholder's investments in the general account.

(2)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Obligations Assumed Under Structured Settlement Assignments

   The Company assumed structured settlement claim obligations when operating solely as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company received a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchased annuities from an affiliate to fund these periodic payment claim obligations and designated payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding the assigned structured settlement claims are recorded as an investment. See Note 1.

   See Note 5 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

   MTL is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh. Holdings of common stock of the FHLB of Pittsburgh, included in equity securities, were $11 million at both December 31, 2017 and 2016.

   The Company has also entered into funding agreements with the FHLB of Pittsburgh. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                         Liability        Collateral (2)
                                    ------------------- -------------------
                                                 December 31,
                                    ---------------------------------------
                                      2017      2016      2017      2016
                                    --------- --------- --------- ---------
                                                 (In millions)
     FHLB of Pittsburgh (1)........ $     250 $     250 $     311 $     383

--------
(1)Represents funding agreements issued to the FHLB of Pittsburgh in exchange for cash and for which the FHLB of Pittsburgh has been granted a lien on certain assets, some of which are in the custody of the FHLB of Pittsburgh, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Pittsburgh as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

   Separate account assets and liabilities consist of pass-through separate accounts totaling $123 million and $112 million at December 31, 2017 and 2016, respectively, for which the policyholder assumes all investment risk.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)


   For the years ended December 31, 2017, 2016, and 2015, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

Liabilities for Unpaid Claims and Claim Expenses

       Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                   Years Ended December 31,
                                                ----------------------------
                                                  2017      2016      2015
                                                --------  --------  --------
                                                        (In millions)
  Balance at January 1,........................ $     38  $     31  $     31
     Less: Reinsurance recoverables............       13        15        14
                                                --------  --------  --------
  Net balance at January 1,....................       25        16        17
                                                --------  --------  --------
  Incurred related to:
     Current year..............................       59        67        46
     Prior years (1)...........................        5         6         5
                                                --------  --------  --------
         Total incurred........................       64        73        51
                                                --------  --------  --------
  Paid related to:
     Current year..............................      (59)      (59)      (47)
     Prior years...............................       (5)       (5)       (5)
                                                --------  --------  --------
         Total paid............................      (64)      (64)      (52)
                                                --------  --------  --------
  Net balance at December 31,..................       25        25        16
     Add: Reinsurance recoverables.............       15        13        15
                                                --------  --------  --------
  Balance at December 31(included in other
    policy-related balances),.................. $     40  $     38  $     31
                                                ========  ========  ========

--------
(1)During 2017, 2016 and 2015, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to events that occurred in prior years, but reported during the current year.

3. Deferred Policy Acquisition Costs

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Deferred Policy Acquisition Costs (continued)

Fixed and Variable Universal Life Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, and the effect of certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Deferred Policy Acquisition Costs (continued)


   Information regarding DAC was as follows:

                                               Years Ended December 31,
                                             ---------------------------
                                               2017     2016      2015
                                             -------  --------  --------
                                                    (In millions)
       DAC:
       Balance at January 1,................ $    --  $     --  $      1
       Capitalizations......................      --        --        --
       Amortization related to:
       Other expenses.......................      (7)       (7)      (13)
                                             -------  --------  --------
          Total amortization................      (7)       (7)      (13)
                                             -------  --------  --------
       Unrealized investment gains (losses).       9         7        12
                                             -------  --------  --------
       Balance at December 31,.............. $     2  $     --  $     --
                                             =======  ========  ========

4. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

   For its individual life insurance products, the Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis. In addition, the Company has reinsured a significant portion of the mortality risk on its individual universal life insurance policies. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   The Company has reinsured certain of its annuity and supplementary contract business to an affiliate.

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its remaining business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company had $234 million and $228 million of net unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2017 and 2016, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2017 and 2016.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                   Years Ended December 31,
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (In millions)
Premiums
Direct premiums............................................... $     522  $      11  $       6
Reinsurance assumed...........................................         1         --         --
Reinsurance ceded.............................................        (6)       (11)        (6)
                                                               ---------  ---------  ---------
   Net premiums............................................... $     517  $      --  $      --
                                                               =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $     177  $     182  $     188
Reinsurance assumed...........................................        --         --         --
Reinsurance ceded.............................................      (101)      (100)      (104)
                                                               ---------  ---------  ---------
   Net universal life and investment-type product policy fees. $      76  $      82  $      84
                                                               =========  =========  =========
Other revenues
Direct other revenues......................................... $       8  $       5  $       5
Reinsurance assumed...........................................         2          5          4
Reinsurance ceded.............................................        --          5          6
                                                               ---------  ---------  ---------
   Net other revenues......................................... $      10  $      15  $      15
                                                               =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $     974  $     492  $     492
Reinsurance assumed...........................................        --         --         --
Reinsurance ceded.............................................      (132)      (140)      (128)
                                                               ---------  ---------  ---------
   Net policyholder benefits and claims....................... $     842  $     352  $     364
                                                               =========  =========  =========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $     133  $     136  $     142
Reinsurance assumed...........................................        --         --         --
Reinsurance ceded.............................................       (21)       (21)       (22)
                                                               ---------  ---------  ---------
   Net interest credited to policyholder account balances..... $     112  $     115  $     120
                                                               =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                        December 31,
                                 -----------------------------------------------------------
                                             2017                          2016
                                 ----------------------------- -----------------------------
                                                        Total                         Total
                                                       Balance                       Balance
                                 Direct Assumed Ceded   Sheet  Direct Assumed Ceded   Sheet
                                 ------ ------- ------ ------- ------ ------- ------ -------
                                                        (In millions)
Assets
Premiums, reinsurance and other
  receivables................... $   4   $  1   $  969 $  974  $   --  $  1   $  970 $  971
                                 =====   ====   ====== ======  ======  ====   ====== ======
Liabilities
Other liabilities............... $  56   $  2   $   26 $   84  $   36  $  1   $   24 $   61
                                 =====   ====   ====== ======  ======  ====   ====== ======

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance are the result of affiliated reinsurance transactions. See "-- Related Party Reinsurance Transactions." The deposit liabilities on reinsurance were $2 million and $1 million at December 31, 2017 and 2016, respectively.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC and MetLife Insurance K.K., each of which is a related party.

   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                              -------------------------
                                                                2017     2016     2015
                                                              -------  -------  -------
                                                                    (In millions)
Premiums
Reinsurance assumed.......................................... $    --  $    --  $    --
Reinsurance ceded............................................      (6)     (11)      (6)
                                                              -------  -------  -------
    Net premiums............................................. $    (6) $   (11) $    (6)
                                                              =======  =======  =======
Other revenues
Reinsurance assumed.......................................... $     3  $     5  $     4
Reinsurance ceded............................................      --        5        6
                                                              -------  -------  -------
    Net other revenues....................................... $     3  $    10  $    10
                                                              =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed.......................................... $    --  $    --  $    --
Reinsurance ceded............................................      (5)     (11)      (8)
                                                              -------  -------  -------
    Net policyholder benefits and claims..................... $    (5) $   (11) $    (8)
                                                              =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed.......................................... $    --  $    --  $    --
Reinsurance ceded............................................     (21)     (21)     (22)
                                                              -------  -------  -------
    Net interest credited to policyholder account balances... $   (21) $   (21) $   (22)
                                                              =======  =======  =======

   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                 December 31,
                                                       ---------------------------------
                                                             2017             2016
                                                       ---------------- ----------------
                                                       Assumed  Ceded   Assumed  Ceded
                                                       ------- -------- ------- --------
                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables........... $    1  $    709 $    2  $    718
                                                       ======  ======== ======  ========

   The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $709 million and $718 million of unsecured affiliated reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $660 million and $667 million at December 31, 2017 and 2016, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2017 and 2016.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Investments

   See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

     The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                  December 31, 2017                           December 31, 2016
                     ------------------------------------------- -------------------------------------------
                                  Gross Unrealized                            Gross Unrealized
                               -----------------------                     -----------------------
                      Cost or                          Estimated  Cost or                          Estimated
                     Amortized        Temporary  OTTI    Fair    Amortized        Temporary  OTTI    Fair
                       Cost    Gains   Losses   Losses   Value     Cost    Gains   Losses   Losses   Value
                     --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
                                                          (In millions)
Fixed maturity
  securities:
U.S. corporate...... $  1,076  $  105   $   3   $  --  $  1,178  $  1,001  $   87   $   5   $  --  $  1,083
U.S. government and
  agency............      565     127       2      --       690       426     102       1      --       527
RMBS................      621      13       2      --       632       390      14       4      --       400
Foreign corporate...      400      23       7      --       416       309      12      12      --       309
CMBS................      303       3      --      --       306       159       3      --      --       162
ABS.................      287       2       2      --       287       515       3       5      --       513
State and political
  subdivision.......      131      31      --      --       162       110      24      --      --       134
Foreign government..       38       3      --      --        41        29       2      --      --        31
                     --------  ------   -----   -----  --------  --------  ------   -----   -----  --------
   Total fixed
     maturity
     securities..... $  3,421  $  307   $  16   $  --  $  3,712  $  2,939  $  247   $  27   $  --  $  3,159
                     ========  ======   =====   =====  ========  ========  ======   =====   =====  ========
Equity securities:
Common stock........ $     11  $   --   $  --   $  --  $     11  $     11  $   --   $  --   $  --  $     11

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than ($1) million at both December 31, 2017 and 2016.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                                    Due After Five
                                                      Due After One     Years                               Total Fixed
                                          Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                                         Year or Less  Five Years       Years          Years     Securities Securities
                                         ------------ ------------- -------------- ------------- ---------- -----------
                                                                         (In millions)
Amortized cost..........................   $    84      $    555       $    671     $      900   $    1,211 $    3,421
Estimated fair value....................   $    85      $    571       $    683     $    1,148   $    1,225 $    3,712

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                               December 31, 2017                              December 31, 2016
                                  ---------------------------------------------- ----------------------------------------------
                                                        Equal to or Greater than                       Equal to or Greater than
                                   Less than 12 Months        12 Months           Less than 12 Months        12 Months
                                  --------------------- ------------------------ --------------------- ------------------------
                                               Gross                   Gross                  Gross                   Gross
                                  Estimated  Unrealized Estimated    Unrealized  Estimated  Unrealized Estimated    Unrealized
                                  Fair Value   Losses   Fair Value     Losses    Fair Value   Losses   Fair Value     Losses
                                  ---------- ---------- ----------   ----------  ---------- ---------- ----------   ----------
                                                                   (Dollars in millions)
Fixed maturity securities:
U.S. corporate...................   $  124     $   1      $   18       $   2       $   89     $   1      $   49       $   4
U.S. government and agency.......      262         2           1          --           53         1          --          --
RMBS.............................      163        --          45           2          108         2          49           2
Foreign corporate................       70         3          28           4           83         2          42          10
CMBS.............................       20        --          --          --           29        --          12          --
ABS..............................       10        --          44           2           67         1         113           4
State and political
 subdivision.....................        5        --          --          --           --        --          --          --
Foreign government...............       --        --          --          --            2        --          --          --
                                    ------     -----      ------       -----       ------     -----      ------       -----
    Total fixed maturity
     securities..................   $  654     $   6      $  136       $  10       $  431     $   7      $  265       $  20
                                    ======     =====      ======       =====       ======     =====      ======       =====
Total number of securities in an
 unrealized loss position........      131                    35                      120                    80
                                    ======                ======                   ======                ======

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $11 million during the year ended December 31, 2017 to $16 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and strengthening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2017, $1 million of the total $16 million of gross unrealized losses were from three below investment grade fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on below investment grade fixed maturity securities are principally related to foreign corporate securities (primarily industrial securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, in part due to economic and market uncertainties. Management evaluates foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                 December 31,
                                   ----------------------------------------
                                           2017                 2016
                                   -------------------  -------------------
                                   Carrying    % of     Carrying    % of
                                    Value      Total     Value      Total
                                   --------  ---------  --------  ---------
                                             (Dollars in millions)
    Mortgage loans:
    Commercial.................... $    248       81.0% $    191       82.7%
    Agricultural..................       59       19.3        41       17.7
                                   --------  ---------  --------  ---------
       Subtotal(1)................      307      100.3       232      100.4
    Valuation allowances..........       (1)      (0.3)       (1)      (0.4)
                                   --------  ---------  --------  ---------
       Total mortgage loans, net.. $    306      100.0% $    231      100.0%
                                   ========  =========  ========  =========

--------

(1)Purchases of commercial mortgage loans were $7 million and $0 for the years ended December 31, 2017 and 2016, respectively.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


     The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2017, 2016 and 2015 were $118 million, $59 million and $15 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $43 million, $81 million and $71 million during the years ended December 31, 2017, 2016 and 2015, respectively.

  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

     At December 31, 2017 and 2016, the Company had no impaired mortgage loans, all mortgage loans were evaluated collectively for credit losses and the related valuation allowances were maintained primarily for the commercial mortgage loans. For both the years ended December 31, 2017 and 2016, the change in valuation allowance relating to provision (release) was less than $1 million.

   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Credit Quality of Commercial Mortgage Loans

     The credit quality of commercial mortgage loans was as follows at:

                                                Recorded Investment
                                    ----------------------------------------------
                                    Debt Service Coverage Ratios
                                    ----------------------------
                                               1.00x -
                                    > 1.20x     1.20x   < 1.00x   Total  % of Total
                                     --------  -------  -------  ------- ----------
                                         (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%...................... $    212   $    --  $    --  $   212     85.5%
65% to 75%.........................       27        --       --       27     10.9
76% to 80%.........................       --        --       --       --       --
Greater than 80%...................       --         9       --        9      3.6
                                     --------  -------  -------  -------   ------
Total.............................. $    239   $     9  $    --  $   248    100.0%
                                     ========  =======  =======  =======   ======
December 31, 2016
Loan-to-value ratios:
Less than 65%...................... $    173   $     1  $     2  $   176     92.1%
65% to 75%.........................       15        --       --       15      7.9
76% to 80%.........................       --        --       --       --       --
Greater than 80%...................       --        --       --       --       --
                                     --------  -------  -------  -------   ------
Total.............................. $    188   $     1  $     2  $   191    100.0%
                                     ========  =======  =======  =======   ======

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans was as follows at:

                                                    December 31,
                                     -----------------------------------------
                                             2017                 2016
                                     -------------------  --------------------
                                      Recorded    % of     Recorded    % of
                                     Investment   Total   Investment   Total
                                     ---------- --------  ---------- ---------
                                               (Dollars in millions)
Loan-to-value ratios:
Less than 65%.......................  $    48       81.4%  $    41       100.0%
65% to 75%..........................       11       18.6        --          --
                                      -------   --------   -------   ---------
   Total............................  $    59      100.0%  $    41       100.0%
                                      =======   ========   =======   =========

  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no nonaccrual mortgage loans at December 31, 2017 and 2016.

  Mortgage Loans Modified in a Troubled Debt Restructuring

     The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring for both the years ended December 31, 2017 and 2016.

Real Estate

   Real estate investments consisted of traditional real estate at December 31, 2017 and 2016.

   The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and joint ventures with interest in single property income-producing real estate.

   The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $47 million and $39 million at December 31, 2017 and 2016, respectively. Related depreciation expense on wholly-owned real estate was $9 million, $6 million and $10 million for the year ended December 31, 2017, 2016 and 2015, respectively.

   There were no real estate impairments recognized for both the year ended December 31, 2017 and 2016.

   As of December 31, 2017, total minimum rental payments to be received in the future under non-cancelable leases was $17 million, $22 million, $23 million, $23 million, $23 million and $89 million for the years ended December 31, 2018, 2019, 2020, 2021, 2022 and years thereafter, respectively.

Other Invested Assets

   Other invested assets is comprised primarily of leveraged leases and freestanding derivatives with positive estimated fair values (see Note 6).

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Leveraged Leases

     Investment in leveraged leases consisted of the following at:

                                                             December 31,
                                                         --------------------
                                                            2017       2016
                                                         ---------  ---------
                                                             (In millions)
 Rental receivables, net................................ $      --  $      --
 Estimated residual values..............................       189        262
                                                         ---------  ---------
    Subtotal............................................       189        262
 Unearned income........................................       (23)       (31)
                                                         ---------  ---------
    Investment in leveraged leases, net of non-recourse
      debt.............................................. $     166  $     231
                                                         =========  =========

     Rental receivables are generally due in periodic installments. The payment periods range from one to four years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. Rental receivables, which were less than $1 million at both December 31, 2017 and 2016, were performing.

     The deferred income tax liability related to leveraged leases was $58 million and $102 million at December 31, 2017 and 2016, respectively.

     The components of income from investments in leveraged leases, excluding net investment gains (losses), were as follows:

                                                             December 31,
                                                        -----------------------
                                                         2017    2016    2015
                                                        ------- ------- -------
                                                             (In millions)
Income from investment in leveraged leases............. $     8 $    11 $    12
Less: Income tax expense on leveraged leases...........       3       4       4
                                                        ------- ------- -------
   Investment income after income tax in leveraged
     leases............................................ $     5 $     7 $     8
                                                        ======= ======= =======

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $47 million and $48 million at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                       Years Ended December 31,
                                                     ----------------------------
                                                       2017      2016      2015
                                                     --------  --------  --------
                                                             (In millions)
Fixed maturity securities........................... $    294  $    225  $    198
Derivatives.........................................       (1)        7         6
                                                     --------  --------  --------
       Subtotal.....................................      293       232       204
                                                     --------  --------  --------
Amounts allocated from:
   Future policy benefits...........................      (54)       --        --
   DAC..............................................       (4)      (13)      (20)
                                                     --------  --------  --------
       Subtotal.....................................      (58)      (13)      (20)
Deferred income tax benefit (expense)...............      (82)      (77)      (64)
                                                     --------  --------  --------
       Net unrealized investment gains (losses)..... $    153  $    142  $    120
                                                     ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2017      2016      2015
                                                                        --------  --------  --------
                                                                                (In millions)
Balance at January 1,.................................................. $    142  $    120  $    202
Unrealized investment gains (losses) during the year...................       61        28      (138)
Unrealized investment gains (losses) relating to:
Future policy benefits.................................................      (54)       --         1
DAC related to noncredit OTTI losses recognized in AOCI................       --        --         1
DAC....................................................................        9         7        11
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       --        --        (1)
Deferred income tax benefit (expense)..................................       (5)      (13)       44
                                                                        --------  --------  --------
Balance at December 31,................................................ $    153  $    142  $    120
                                                                        ========  ========  ========
   Change in net unrealized investment gains (losses).................. $     11  $     22  $    (82)
                                                                        ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2017     2016
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
      Amortized cost...................................... $    367 $    316
      Estimated fair value................................ $    482 $    415
   Cash collateral received from counterparties (2)....... $    485 $    417
   Security collateral received from counterparties (3)... $      7 $      5
   Reinvestment portfolio -- estimated fair value......... $    488 $    417

--------
(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                           December 31, 2017                    December 31, 2016
                                     ------------------------------------ ------------------------------------
                                     Remaining Tenor of Securities        Remaining Tenor of Securities
                                       Lending Agreements                   Lending Agreements
                                     -----------------------------        -----------------------------
                                                          Over 1                               Over 1
                                                1 Month    to 6                      1 Month    to 6
                                     Open (1)   or Less   Months   Total  Open (1)   or Less   Months   Total
                                     --------   -------   ------   ------ --------   -------   ------   ------
                                                             (In millions)
Cash collateral liability by loaned
  security type:
U.S. government and agency..........  $  74     $  181    $  230   $  485  $  34      $  87    $  296   $  417
                                      -----     ------     ------  ------  -----      -----     ------  ------
   Total............................  $  74     $  181    $  230   $  485  $  34      $  87    $  296   $  417
                                      =====     ======     ======  ======  =====      =====     ======  ======

--------
(1)The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $72 million, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, CMBS, foreign corporate securities) and cash equivalents with 44% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                2017     2016
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits)............................. $      8 $      8
Invested assets held in trust (reinsurance agreements).......................       10       10
Invested assets pledged as collateral (1)....................................      317      283
                                                                              -------- --------
   Total invested assets on deposit, held in trust and pledged as collateral. $    335 $    301
                                                                              ======== ========

--------
(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

   See "-- Securities Lending" for information regarding securities on loan.

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

     There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2017 and 2016.

  Unconsolidated VIEs

     The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                              December 31,
                                              ---------------------------------------------
                                                       2017                   2016
                                              ---------------------- ----------------------
                                                           Maximum                Maximum
                                               Carrying   Exposure    Carrying   Exposure
                                                Amount   to Loss (1)   Amount   to Loss (1)
                                              ---------- ----------- ---------- -----------
                                                              (In millions)
Fixed maturity securities AFS:
   Structured Securities (2)................. $    1,225 $    1,225  $    1,075 $    1,075
   U.S. corporate............................         25         25          24         24
Real estate joint ventures...................         57         57          44         44
Other limited partnership interests..........         --         95          --         --
                                              ---------- ----------  ---------- ----------
       Total................................. $    1,307 $    1,402  $    1,143 $    1,143
                                              ========== ==========  ========== ==========

--------

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

Net Investment Income

   The components of net investment income were as follows:

                                                         Years Ended December 31,
                                                        --------------------------
                                                          2017     2016     2015
                                                        -------- -------- --------
                                                              (In millions)
Investment income:
Fixed maturity securities.............................. $    127 $    129 $    137
Equity securities......................................        1        1        1
Mortgage loans.........................................       12       16       14
Policy loans...........................................       19       20       20
Real estate............................................       22       14       33
Annuities funding structured settlement claims.........      277      276      288
Other..................................................       10       13       14
                                                        -------- -------- --------
   Subtotal............................................      468      469      507
Less: Investment expenses..............................       21       15       20
                                                        -------- -------- --------
   Net investment income............................... $    447 $    454 $    487
                                                        ======== ======== ========

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                         Years Ended December 31,
                                                        -------------------------
                                                          2017     2016     2015
                                                        -------- -------  -------
                                                              (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized-- by sector and industry:
U.S. and foreign corporate securities -- Industrial.... $     -- $    (1) $    --
                                                        -------- -------  -------
   OTTI losses on fixed maturity securities recognized
     in earnings....................................... $     -- $    (1) $    --
Fixed maturity securities -- net gains (losses) on
  sales and disposals.................................. $     -- $    (8) $    --
                                                        -------- -------  -------
   Total gains (losses) on fixed maturity securities... $     -- $    (9) $    --
Real estate............................................ $     -- $     1  $   (34)
Leveraged lease impairments............................ $     -- $   (41) $     1
                                                        -------- -------  -------
   Total net investment gains (losses)................. $     -- $   (49) $   (33)
                                                        ======== =======  =======

     Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than ($1) million, less than ($1) million and less than $1 million for the years ended December 31, 2017, 2016 and 2015, respectively.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                     Years Ended December 31,
                                                    -------------------------
                                                      2017     2016     2015
                                                    -------  -------  -------
                                                          (In millions)
 Proceeds.......................................... $ 1,161  $   577  $   789
                                                    =======  =======  =======
 Gross investment gains............................ $     4  $     3  $     7
 Gross investment losses...........................      (4)     (11)      (7)
 OTTI losses.......................................      --       (1)      --
                                                    -------  -------  -------
    Net investment gains (losses).................. $    --  $    (9) $    --
                                                    =======  =======  =======

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The estimated fair value of invested assets transferred from affiliates was $113 million for the year ended December 31, 2017.

   As a structured settlements assignment company, the Company purchased annuities from an affiliate to fund the periodic structured settlement claim payment obligations it assumed. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate contract values of annuities funding structured settlement claims are recorded as an asset for which the Company has also recorded an unpaid claim obligation of equal amount. Such aggregated contract values were $4.3 billion and $4.4 billion at December 31, 2017 and 2016, respectively. The related net investment income and corresponding policyholder benefits and claims recognized were $277 million, $276 million and $288 million for the years ended
December 31, 2017, 2016 and 2015 respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $6 million, $6 million and $5 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


6. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value hedging relationships.

     The Company purchases interest rate floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in nonqualifying hedging relationships.

     A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)

  Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities, or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                               December 31,
                                                          -----------------------------------------------------------
                                                                     2017                          2016
                                                          ----------------------------- -----------------------------
                        Primary Underlying Risk Exposure           Estimated Fair Value          Estimated Fair Value
                        --------------------------------           --------------------          --------------------
                                                           Gross                         Gross
                                                          Notional                      Notional
                                                           Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                                          -------- ------  -----------  -------- ------  -----------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps        Interest rate................. $     10 $   --    $   --     $     16 $   --    $   --
Foreign currency swaps     Foreign currency exchange
                           rate..........................       25      3        --           21      5        --
                                                          -------- ------    ------     -------- ------    ------
   Subtotal...........................................          35      3        --           37      5        --
                                                          -------- ------    ------     -------- ------    ------
Cash flow hedges:
Foreign currency swaps     Foreign currency exchange
                           rate..........................      125      3         4           51      7        --
                                                          -------- ------    ------     -------- ------    ------
   Total qualifying hedges............................         160      6         4           88     12        --
                                                          -------- ------    ------     -------- ------    ------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate floors       Interest rate.................       --     --        --        3,100      9         4
Synthetic GICs             Interest rate.................    1,504     --        --           --     --        --
Foreign currency swaps     Foreign currency exchange
                           rate..........................       54      4         1           53      8        --
Foreign currency           Foreign currency exchange
  forwards                 rate..........................        8     --        --            7     --        --
Credit default swaps -
  written                  Credit........................       87      2        --           87      1        --
                                                          -------- ------    ------     -------- ------    ------
   Total non-designated or nonqualifying
     derivatives......................................       1,653      6         1        3,247     18         4
                                                          -------- ------    ------     -------- ------    ------
   Total..............................................    $  1,813 $   12    $    5     $  3,335 $   30    $    4
                                                          ======== ======    ======     ======== ======    ======

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                           Years Ended December 31,
                                                         ----------------------------
                                                            2017      2016     2015
                                                         ---------- -------- --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1). $      (1) $      9 $      5

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The Company recognized net investment income from settlement payments related to qualifying hedges of $1 million for both the years ended
December 31, 2017 and 2016. The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the year ended December 31, 2015 was not significant.

   The Company recognized net derivative gains (losses) from settlement payments related to nonqualifying hedges of $9 million, $23 million, and $45 million for the years ended December 31, 2017, 2016, and 2015 respectively.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                                                      Net
                                                                   Derivative
                                                                 Gains (Losses)
                                                                 --------------
                                                                 (In millions)
 Year Ended December 31, 2017
 Interest rate derivatives......................................  $        (8)
 Foreign currency exchange rate derivatives.....................           (5)
 Credit derivatives -- written..................................            1
                                                                  -----------
    Total.......................................................  $       (12)
                                                                  ===========
 Year Ended December 31, 2016
 Interest rate derivatives......................................  $       (20)
 Foreign currency exchange rate derivatives.....................            7
 Credit derivatives -- written..................................            1
                                                                  -----------
    Total.......................................................  $       (12)
                                                                  ===========
 Year Ended December 31, 2015
 Interest rate derivatives......................................  $       (40)
 Foreign currency exchange rate derivatives.....................            2
 Credit derivatives -- written..................................           (1)
                                                                  -----------
    Total.......................................................  $       (39)
                                                                  ===========

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets to floating rate; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets.

   The amounts the Company recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges were less than $1 million and ($1) million for the years ended December 31, 2017 and 2016, respectively. The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges was not significant for the year ended December 31, 2015. Changes in the estimated fair value of the derivatives recognized in net derivative gains (losses) were ($2) million, $3 million and $1 million for each of the years ended December 31, 2017, 2016 and 2015, respectively. Changes in the estimated fair value of the hedged items recognized in net derivative gains (losses) were $2 million, ($4) million, and ($1) million for each of the years ended December 31, 2017, 2016 and 2015, respectively.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). For both the years ended December 31, 2017 and 2016, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2015, the amount reclassified into net derivative gains (losses) related to such discontinued cash flow hedges was not significant.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for each of the years ended December 31, 2017, 2016 and 2015.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


   At December 31, 2017, 2016, and 2015, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges were ($1) million, $7 million, and $6 million, respectively .

   For the year ended December 31, 2017, there were ($10) million of gains (losses) deferred in AOCI related to foreign currency swaps. For both the years ended December 31, 2016 and 2015, there were $4 million of gains (losses) deferred in AOCI related to foreign currency swaps. For the years ended December 31, 2017 and 2016, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were ($2) million and $3 million, respectively. For the year ended December 31, 2015, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2017, there were no amounts reclassified to net investment income related to foreign currency swaps. For both the years ended December 31, 2016, and 2015 the amounts reclassified to net investment income related to foreign currency swaps were not significant. For the year ended December 31, 2017 the amount recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges was less than $1 million. For the years ended December 31, 2016 and 2015 the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2017, the amounts of deferred net gains (losses) on derivatives in AOCI that were expected to be reclassified to earnings within the next 12 months were less than $1 million.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $87 million at both December 31, 2017 and 2016. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2017 and 2016, the Company would have received $2 million and $1 million, respectively, to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                          December 31,
                                          -----------------------------------------------------------------------------
                                                           2017                                   2016
                                          -------------------------------------- --------------------------------------
                                                        Maximum                                Maximum
                                          Estimated      Amount                  Estimated      Amount
                                          Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                          of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced    Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                      Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
----------------------------------------- ---------- -------------- ------------ ---------- -------------- ------------
                                                                      (Dollars in millions)
Baa
Credit default swaps referencing indices.   $    2      $    87         5.0        $    1      $    87         4.0
                                            ------      -------                    ------      -------
    Total................................   $    2      $    87         5.0        $    1      $    87         4.0
                                            ======      =======                    ======      =======

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard & Poor's Global Ratings ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                                  ----------------------------------------
                                                                                          2017                 2016
----------------------------------------------------------------------            -------------------  -------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement       Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------------------      -------  ----------- -------  -----------
                                                                                                (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)................................................................ $    10    $     5   $    29    $     5
OTC-cleared (1)..................................................................       2         --         1         --
                                                                                  -------    -------   -------    -------
    Total gross estimated fair value of derivatives (1)..........................      12          5        30          5
Amounts offset on the consolidated balance sheets................................      --         --        --         --
                                                                                  -------    -------   -------    -------
    Estimated fair value of derivatives presented on the consolidated balance
     sheets (1)..................................................................      12          5        30          5
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral....................................................................      (4)        (4)       (5)        (5)
OTC-cleared......................................................................      --         --        --         --
Cash collateral: (3)
OTC-bilateral....................................................................      (6)        --       (23)        --
OTC-cleared......................................................................      (2)        --        (1)        --
Securities collateral: (4)
OTC-bilateral....................................................................      --         --        --         --
OTC-cleared......................................................................      --         --        --         --
                                                                                  -------    -------   -------    -------
    Net amount after application of master netting agreements and
     collateral.................................................................. $    --    $     1   $     1    $    --
                                                                                  =======    =======   =======    =======

--------

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)

(1)Derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities were less than $1 million and $1 million at December 31, 2017 and 2016, respectively. At December 31, 2017, the derivative assets included in income or (expense) accruals reported in accrued investment income or other liabilities were less than $1 million. At December 31, 2016, there were no derivative assets included in income or (expense) accruals reported in accrued investment income or other liabilities.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $5 million and $1 million, respectively. At December 31, 2017 and 2016, the Company did not provide excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 and 2016, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2017, the Company did not receive excess securities collateral, and provided excess securities collateral with an estimated fair value of $4 million for its OTC-bilateral derivatives. At December 31, 2016, the Company did not receive or provide excess securities collateral for its OTC-bilateral derivatives. At both December 31, 2017 and 2016, the Company did not receive excess securities collateral, and provided excess securities collateral with an estimated fair value of $2 million, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both MTL and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength rating, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   At December 31, 2017 , the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting arrangements were $1 million and was not significant at December 31, 2016. At December 31, 2017, the estimated fair value of the collateral pledged was less than $1 million and was not significant at December 31, 2016. At December 31, 2017 and 2016, there was no incremental collateral that MTL would be required to provide if there was a one-notch downgrade in its financial strength rating at the reporting date or if its financial strength rating sustained a downgrade to a level that triggered a full overnight collateralization or termination of the derivative position at reporting date.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3. Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                     December 31, 2017
                                         ------------------------------------------
                                            Fair Value Hierarchy
                                         --------------------------
                                                                    Total Estimated
                                         Level 1  Level 2  Level 3    Fair Value
                                         -------- -------- -------- ---------------
                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate.......................... $     -- $  1,159 $     19    $  1,178
U.S. government and agency..............      313      377       --         690
RMBS....................................       --      552       80         632
Foreign corporate.......................       --      351       65         416
CMBS....................................       --      306       --         306
ABS.....................................       --      269       18         287
State and political subdivision.........       --      162       --         162
Foreign government......................       --       41       --          41
                                         -------- -------- --------    --------
   Total fixed maturity securities......      313    3,217      182       3,712
                                         -------- -------- --------    --------
Equity securities.......................       --       11       --          11
Short-term investments..................        9       44       --          53
Derivative assets: (1)
Interest rate...........................       --       --       --          --
Foreign currency exchange rate..........       --       10       --          10
Credit..................................       --        2       --           2
                                         -------- -------- --------    --------
   Total derivative assets..............       --       12       --          12
                                         -------- -------- --------    --------
Separate account assets (2).............       --      123       --         123
                                         -------- -------- --------    --------
   Total assets......................... $    322 $  3,407 $    182    $  3,911
                                         ======== ======== ========    ========
Liabilities
Derivative liabilities: (1)
Interest rate........................... $     -- $     -- $     --    $     --
Foreign currency exchange rate..........       --        5       --    $      5
                                         -------- -------- --------    --------
   Total derivative liabilities......... $     -- $      5 $     --    $      5
                                         ======== ======== ========    ========

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


                                                            December 31, 2016
                                               --------------------------------------------
                                                   Fair Value Hierarchy
                                               ----------------------------
                                                                            Total Estimated
                                               Level 1   Level 2   Level 3    Fair Value
                                               -------- ---------- -------- ---------------
                                                              (In millions)
Assets
Fixed maturity securities:
U.S. corporate................................ $     -- $    1,044 $     39   $    1,083
U.S. government and agency....................      185        342       --          527
RMBS..........................................       --        344       56          400
Foreign corporate.............................       --        265       44          309
CMBS..........................................       --        162       --          162
ABS...........................................       --        499       14          513
State and political subdivision...............       --        134       --          134
Foreign government............................       --         31       --           31
                                               -------- ---------- --------   ----------
   Total fixed maturity securities............      185      2,821      153        3,159
                                               -------- ---------- --------   ----------
Equity securities.............................       --         11       --           11
Short-term investments........................       23        109       --          132
Derivative assets: (1)
Interest rate.................................       --          9       --            9
Foreign currency exchange rate................       --         20       --           20
Credit........................................       --          1       --            1
                                               -------- ---------- --------   ----------
   Total derivative assets....................       --         30       --           30
                                               -------- ---------- --------   ----------
Separate account assets (2)...................       --        112       --          112
                                               -------- ---------- --------   ----------
   Total assets............................... $    208 $    3,083 $    153   $    3,444
                                               ======== ========== ========   ==========
Liabilities
Derivative liabilities: (1)
Interest rate................................. $     -- $        4 $     --   $        4
Foreign currency exchange rate................       --         --       --           --
                                               -------- ---------- --------   ----------
   Total derivative liabilities............... $     -- $        4 $     --   $        4
                                               ======== ========== ========   ==========

--------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheet and derivative liabilities are presented within other liabilities on the consolidated balance sheet.

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


  Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities at December 31, 2016. Independent non-binding broker quotations were not utilized at December 31, 2017.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities and Short-term Investments

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

-----------------------------------------------------------------------------------------------------------------
Instrument                       Level 2                                            Level 3
                            Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
Fixed maturity securities
-----------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market and   Valuation Approaches: Principally the market
            income approaches.                                 approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . illiquidity premium
            . benchmark yields; spreads off benchmark yields;  . delta spread adjustments to reflect specific
              new issuances; issuer rating                       credit-related issues
            . trades of identical or comparable securities;    . credit spreads
              duration                                         . quoted prices in markets that are not active
            . Privately-placed securities are valued using       for identical or similar securities that are
              the additional key inputs:                         less liquid and based on lower levels of
              .  market yield curve; call provisions             trading activity than securities classified in
              .  observable prices and spreads for similar       Level 2
                 public or private securities that             . independent non-binding broker quotations
                 incorporate the credit quality and industry
                 sector of the issuer
              .  delta spread adjustments to reflect specific
                 credit-related issues
-----------------------------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market       Valuation Approaches: Principally the market
            approach.                                          approach.
            Key Inputs:                                        Key Inputs:

            .  quoted prices in markets that are not active    .  independent non-binding broker quotations
            .  benchmark U.S. Treasury yield or other yields   .  quoted prices in markets that are not active
            .  the spread off the U.S. Treasury yield curve       for identical or similar securities that are
               for the identical security                         less liquid and based on lower levels of
            .  issuer ratings and issuer spreads;                 trading activity than securities classified in
               broker-dealer quotes                               Level 2
            .  comparable securities that are actively traded  .  credit spreads
-----------------------------------------------------------------------------------------------------------------
 Structured Securities
-----------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market and   Valuation Approaches: Principally the market and
            income approaches.                                 income approaches.
            Key Inputs:                                        Key Inputs:
            .  quoted prices in markets that are not active    .  credit spreads
            .  spreads for actively traded securities;         .  quoted prices in markets that are not active
               spreads off benchmark yields                       for identical or similar securities that are
            .  expected prepayment speeds and volumes             less liquid and based on lower levels of
            .  current and forecasted loss severity; ratings;     trading activity than securities classified in
               geographic region                                  Level 2
            .  weighted average coupon and weighted average    .  independent non-binding broker quotations
               maturity
            .  average delinquency rates; debt-service
               coverage ratios
            .  issuance-specific information, including, but
               not limited to:
              .  collateral type; structure of the security;
                 vintage of the loans
              .  payment terms of the underlying assets
              .  payment priority within the tranche; deal
                 performance
-----------------------------------------------------------------------------------------------------------------

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


Instrument                                     Level 2                                            Level 3
                                           Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
Equity securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market approach.                                 N/A
            Key Input:

            .quoted prices in markets that are not considered active
-----------------------------------------------------------------------------------------------------------------
Short-term investments
-----------------------------------------------------------------------------------------------------------------
            .Short-term investments are of a similar nature and class to the fixed maturity        N/A
             and equity securities described above; accordingly, the valuation approaches and observable inputs used in their valuation are also similar to those described above.
-----------------------------------------------------------------------------------------------------------------
Separate account assets (1)
-----------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
-----------------------------------------------------------------------------------------------------------------
            Key Input:                                                                             N/A
            .quoted prices or reported NAV provided by the fund managers
-----------------------------------------------------------------------------------------------------------------

--------
(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including mutual funds.

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


   Freestanding Derivatives Valuation Approaches and Key Inputs

     Level 2

        This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

             Instrument                        Interest Rate                Foreign Currency              Credit
                                                                             Exchange Rate
-----------------------------------------------------------------------------------------------------------------------
 Inputs common to Level 2 by           .swap yield curves             .swap yield curves            .swap yield curves
 instrument type                       .basis curves                  .basis curves                 .credit curves
                                       .interest rate volatility (1)  .currency spot rates          .recovery rates
                                                                      .cross currency basis curves
-----------------------------------------------------------------------------------------------------------------------

--------
(1)Option-based only.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both December 31, 2017 and 2016.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                       December 31, 2017    December 31, 2016       Impact of
                                                                      -------------------- -------------------- Increase in Input
                                                    Significant                 Weighted             Weighted     on Estimated
                          Valuation Techniques  Unobservable Inputs    Range   Average (1)  Range   Average (1)  Fair Value (2)
                          --------------------  --------------------- -------- ----------- -------- ----------- -----------------
Fixed maturity
 securities (3)
U.S. corporate and        Matrix pricing        Offered quotes (4)    100 -141     110     99 - 138     111          Increase
 foreign corporate.......
                          Market pricing        Quoted prices (4)     99 - 103     101     25 - 100      84          Increase
                          -------------------------------------------------------------------------------------------------------
RMBS..................... Market pricing        Quoted prices (4)     84 - 104      99     83 - 105      97         Increase (5)
                          -------------------------------------------------------------------------------------------------------
ABS...................... Market pricing        Quoted prices (4)     90 - 103      99     99 - 101     100         Increase (5)
                          Consensus pricing     Offered quotes (4)                          99 - 99      99         Increase (5)
                          -------------------------------------------------------------------------------------------------------

--------
(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5)Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                                               Fair Value Measurements Using
                                                                            Significant Unobservable Inputs (Level 3)
                                                                            ----------------------------------------
                                                                                 Fixed Maturity Securities
                                                                            ----------------------------------------
                                                                                                          Foreign
                                                                            Corporate (1)   Structured   Government
                                                                            -------------   ----------   ----------
                                                                                       (In millions)
Balance, January 1, 2016...................................................    $   94         $   81       $   19
Total realized/unrealized gains (losses) included in net income
  (loss) (2) (3)...........................................................        --              1           --
Total realized/unrealized gains (losses) included in AOCI..................        (2)            --           --
Purchases (4)..............................................................         8             19           --
Sales (4)..................................................................       (13)            (5)          --
Transfers into Level 3 (5).................................................         8             --           --
Transfers out of Level 3 (5)...............................................       (12)           (26)         (19)
                                                                               ------         ------       ------
Balance, December 31, 2016.................................................    $   83         $   70       $   --
                                                                               ======         ======       ======
Total realized/unrealized gains (losses) included in net income
  (loss) (2) (3)...........................................................        --              1           --
Total realized/unrealized gains (losses) included in AOCI..................         5             --           --
Purchases (4)..............................................................        40             72           --
Sales (4)..................................................................        (4)           (31)          --
Transfers into Level 3 (5).................................................         6             --           --
Transfers out of Level 3 (5)...............................................       (46)           (14)          --
                                                                               ------         ------       ------
Balance, December 31, 2017.................................................    $   84         $   98       $   --
                                                                               ======         ======       ======
Changes in unrealized gains (losses) included in net income (loss) for the
  instruments still held at December 31, 2015: (6).........................    $   --         $    1       $   --
                                                                               ======         ======       ======
Changes in unrealized gains (losses) included in net income (loss) for the
  instruments still held at December 31, 2016: (6).........................    $   --         $    1       $   --
                                                                               ======         ======       ======
Changes in unrealized gains (losses) included in net income (loss) for the
  instruments still held at December 31, 2017: (6).........................    $   --         $   --       $   --
                                                                               ======         ======       ======
Gains (Losses) Data for the year ended December 31, 2015:
Total realized/unrealized gains (losses) included in net income
  (loss) (2) (3)...........................................................    $    1         $    1       $   --
Total realized/unrealized gains (losses) included in AOCI..................    $   (9)        $   (1)      $   (1)

--------
(1)Comprised of U.S. and foreign corporate securities.

(2)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses).

(3)Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(4)Items purchased and then sold in the same period are excluded from the rollforward.

(5)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(6)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the period.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                        December 31, 2017
                                         -----------------------------------------------
                                                     Fair Value Hierarchy
                                                  ---------------------------
                                                                                Total
                                         Carrying                             Estimated
                                          Value   Level 1  Level 2   Level 3  Fair Value
                                         -------- -------- -------- --------- ----------
                                                          (In millions)
Assets
Mortgage loans.......................... $    306 $     -- $     -- $     325  $    325
Policy loans............................ $    250 $     -- $     32 $     371  $    403
Premiums, reinsurance and other
  receivables........................... $    661 $     -- $      1 $     689  $    690
Liabilities
Policyholder account balances........... $    911 $     -- $     -- $     938  $    938
Other liabilities....................... $      8 $     -- $      8 $      --  $      8

                                                        December 31, 2016
                                         -----------------------------------------------
                                                     Fair Value Hierarchy
                                                  ---------------------------
                                                                                Total
                                         Carrying                             Estimated
                                          Value   Level 1  Level 2   Level 3  Fair Value
                                         -------- -------- -------- --------- ----------
                                                          (In millions)
Assets
Mortgage loans.......................... $    231 $     -- $     -- $     237  $    237
Policy loans............................ $    257 $     -- $     32 $     387  $    419
Premiums, reinsurance and other
  receivables........................... $    667 $     -- $     -- $     722  $    722
Liabilities
Policyholder account balances........... $    917 $     -- $     -- $     931  $    931
Other liabilities....................... $      8 $     -- $      8 $      --  $      8

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are comprised of certain amounts recoverable under reinsurance agreements.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

    Other liabilities consist primarily of amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

8. Equity

Statutory Equity and Income

   The state of domicile of MTL imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for MTL were in excess of 400% at both December 31, 2017 and 2016.

   MTL prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of MTL.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MTL are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Equity (continued)


   The tables below present amounts from MTL, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                  Years Ended December 31,
                                               ------------------------------
   Company                   State of Domicile   2017      2016      2015
   ------------------------  ----------------- --------- -------- -----------
                                                       (In millions)
   Metropolitan Tower Life
     Insurance Company......     Delaware      $      74 $      8 $      (42)

   Statutory capital and surplus was as follows at:

                                                            December 31,
                                                        ---------------------
   Company                                                 2017       2016
   ---------------------------------------------------  ---------- ----------
                                                            (In millions)
   Metropolitan Tower Life Insurance Company........... $      733 $      669

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by MTL to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                                         2018           2017      2016
                                                   ----------------- ---------- ---------
                                                   Permitted Without
Company                                              Approval (1)       Paid      Paid
-------------------------------------------------  ----------------- ---------- ---------
                                                               (In millions)
Metropolitan Tower Life Insurance Company.........     $      73     $       -- $      60

--------
(1)Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

   Under Delaware Insurance Code, MTL is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of each insurer's own securities. MTL will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                   Unrealized
                                                Investment Gains     Unrealized
                                                (Losses), Net of   Gains (Losses)
                                               Related Offsets (1) on Derivatives  Total
                                               ------------------- -------------- -------
                                                              (In millions)
Balance at December 31, 2014..................       $   202          $    --     $   202
OCI before reclassifications..................          (129)               4        (125)
Deferred income tax benefit (expense).........            45               (2)         43
                                                     -------          -------     -------
   AOCI before reclassifications, net of
     income tax...............................           118                2         120
Amounts reclassified from AOCI................            --               --          --
Deferred income tax benefit (expense).........            --               --          --
                                                     -------          -------     -------
   Amounts reclassified from AOCI, net of
     income tax...............................            --               --          --
                                                     -------          -------     -------
Balance at December 31, 2015..................           118                2         120
OCI before reclassifications..................            22                4          26
Deferred income tax benefit (expense).........            (9)              (1)        (10)
                                                     -------          -------     -------
   AOCI before reclassifications, net of
     income tax...............................           131                5         136
Amounts reclassified from AOCI................            12               (3)          9
Deferred income tax benefit (expense).........            (4)               1          (3)
                                                     -------          -------     -------
   Amounts reclassified from AOCI, net of
     income tax...............................             8               (2)          6
                                                     -------          -------     -------
Balance at December 31, 2016..................           139                3         142
OCI before reclassifications..................            27              (10)         17
Deferred income tax benefit (expense).........            (8)               3          (5)
                                                     -------          -------     -------
   AOCI before reclassifications, net of
     income tax...............................           158               (4)        154
Amounts reclassified from AOCI................            (3)               2          (1)
Deferred income tax benefit (expense).........             1               (1)         --
                                                     -------          -------     -------
   Amounts reclassified from AOCI, net of
     income tax...............................            (2)               1          (1)
                                                     -------          -------     -------
Balance at December 31, 2017..................       $   156          $    (3)    $   153
                                                     =======          =======     =======

--------
(1)See Note 5 for information on offsets to investments related to DAC.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                     Consolidated Statement of
AOCI Components                                     Amounts Reclassified from AOCI     Operations Locations
-------------------------------------------------   -----------------------------  ------------------------------
                                                      Years Ended December 31,
                                                   -------------------------------
                                                      2017       2016      2015
                                                   ---------  ---------  ---------
                                                            (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......... $       1  $      (9) $      -- Net investment gains (losses)
Net unrealized investment gains (losses)..........         2         (3)        -- Net derivative gains (losses)
                                                   ---------  ---------  ---------
   Net unrealized investment gains (losses),
     before income tax............................         3        (12)        --
Income tax (expense) benefit......................        (1)         4         --
                                                   ---------  ---------  ---------
   Net unrealized investment gains (losses), net
     of income tax................................         2         (8)        --
                                                   ---------  ---------  ---------
Unrealized gains (losses) on derivatives - cash
 flow hedges:
Foreign currency swaps............................        (2)         3         -- Net derivative gains (losses)
                                                   ---------  ---------  ---------
   Gains (losses) on cash flow hedges, before
     income tax...................................        (2)         3         --
Income tax (expense) benefit......................         1         (1)        --
                                                   ---------  ---------  ---------
   Gains (losses) on cash flow hedges, net of
     income tax...................................        (1)         2         --
                                                   ---------  ---------  ---------
   Total reclassifications, net of income tax..... $       1  $      (6) $      --
                                                   =========  =========  =========

9. Other Expenses

   Information on other expenses was as follows:

                                                     Years Ended December 31,
                                                   -----------------------------
                                                     2017      2016      2015
                                                   --------- --------- ---------
                                                           (In millions)
General and administrative expenses............... $      34 $      20 $      34
Premium taxes, other taxes, and licenses & fees...         2         3         3
Commissions and other variable expenses...........        22         1         1
Amortization of DAC...............................         7         7        13
                                                   --------- --------- ---------
   Total other expenses........................... $      65 $      31 $      51
                                                   ========= ========= =========

   Certain prior year amounts have been reclassified to conform to the current year presentation, which has been revised to align the expense categories with the Company's businesses. The reclassifications did not result in a change to total other expenses.

Amortization of DAC

   See Note 3 for additional information on DAC including impacts of amortization.

Affiliated Expenses

   See Note 12 for a discussion of affiliated expenses included in the table above.

10. Income Tax

   On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the federal corporate income tax rate from 35% to 21%, which took effect for

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Income Tax (continued)

taxable years beginning on or after January 1, 2018, and a territorial international tax system which generally eliminates U.S. federal income tax on dividends received from foreign subsidiaries.

   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                               U.S. Tax Reform
                                                               ---------------
                                                                (In millions)
  Income (loss) before provision for income tax...............   $       (1)
  Provision for income tax expense (benefit):
  Deferred tax revaluation....................................          (65)
                                                                 ----------
     Total provision for income tax expense (benefit).........          (65)
                                                                 ----------
  Income (loss), net of income tax............................           64
  Income tax (expense) benefit related to items of other
    comprehensive income (loss)...............................            1
                                                                 ----------
  Increase to net equity from U.S. Tax Reform.................   $       65
                                                                 ==========

   In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company has recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company has recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates will be reported as provisional amounts during a measurement period, which will not exceed one year from the date of enactment of U.S. Tax Reform. The Company may reflect adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   The following item is considered a provisional estimate due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis will be required to complete the accounting for this item:

   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded over the next few years. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.9%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. The Company has recorded a less than $1 million tax charge included within the deferred tax revaluation.

   The provision for income tax was as follows:

                                                         Years Ended December 31,
                                                   -----------------------------------
                                                      2017        2016        2015
                                                   ----------  ----------  ----------
                                                              (In millions)
Current:
Federal........................................... $      (15) $       10  $       88
Deferred:
Federal...........................................        (88)         (5)        (80)
                                                   ----------  ----------  ----------
   Provision for income tax expense (benefit)..... $     (103) $        5  $        8
                                                   ==========  ==========  ==========

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                               ---------------------------------
                                                  2017        2016       2015
                                               ----------  ---------- ----------
                                                         (In millions)
Tax provision at U.S. statutory rate.......... $       11  $        5 $        8
Tax effect of:
U.S. Tax Reform impact........................        (65)         --         --
Distribution of former subsidiary (1).........        (48)         --         --
Other, net....................................         (1)         --         --
                                               ----------  ---------- ----------
   Provision for income tax expense (benefit). $     (103) $        5 $        8
                                               ==========  ========== ==========

--------
(1)In 2013, the Company distributed all of the issued and outstanding shares of common stock of MetLife Reinsurance Company of Delaware ("MRD"), a wholly-owned subsidiary, to MetLife, Inc. in the form of a dividend and deferred the related tax benefit. In August 2017, MetLife, Inc. distributed MRD to third parties and the Company recognized the deferred tax benefit related to the dividend of MRD.

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                     ------------------------
                                                         2017         2016
                                                     -----------  -----------
                                                           (In millions)
  Deferred income tax assets:
  Tax credit carryforwards.......................... $         6  $         7
  DAC...............................................           6            6
                                                     -----------  -----------
     Total deferred income tax assets...............          12           13
                                                     -----------  -----------
  Deferred income tax liabilities:
  Investments, including derivatives................          47           76
  Net unrealized investment gains...................          49           77
  Policyholder liabilities and receivables..........          25           50
  Other liabilities.................................          10           12
                                                     -----------  -----------
     Total deferred income tax liabilities..........         131          215
                                                     -----------  -----------
     Net deferred income tax asset (liability)...... $      (119) $      (202)
                                                     ===========  ===========

   Tax credit carryforwards of $7 million at December 31, 2017 will expire beginning in 2022.

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $21 million and $1 million for the years ended December 31, 2017 and 2016, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period. The Company had no unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. The Company had no interest or penalties for the years ended December 31, 2017, 2016 and 2015.

11. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $6 million at both December 31, 2017 and 2016.

  Commitments to Fund Private Corporate Bond Investments

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $129 million and $3 million at December 31, 2017 and 2016, respectively.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Contingencies, Commitments and Guarantees (continued)


Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $1 million, with a cumulative maximum of $2 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were less than $1 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

12. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel and policy administrative functions. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $25 million, $13 million and $13 million for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues related to a lease agreement with an affiliate, recorded in other revenues, were $5 million for each of the years ended December 31, 2017, 2016 and 2015.

   The Company had net receivables (payables) to affiliates, related to the items discussed above, of $3 million and ($1) million at December 31, 2017 and 2016 respectively.

   See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Events

   The Company has evaluated events subsequent to December 31, 2017, through April 13, 2018, which is the date these consolidated financial statements were available to be issued.

Merger

   In February 2018, the Company's Board of Directors approved the merger of MTL and General American Life Insurance Company ("GALIC"), a wholly-owned subsidiary of MetLife, Inc. MTL will be the surviving entity and expects to redomicile to Nebraska. The Company expects the completion of the merger in the first half of 2018, subject to certain regulatory approvals. At December 31, 2017, GALIC's total stockholder's equity was $2.0 billion.

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          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Unaudited Pro Forma Financial Statement Narrative
                As of and for the Year Ended December 31, 2017

On April 27, 2018, Metropolitan Tower Life Insurance Company ("MTL") merged with General American Life Insurance Company ("General American"), both of which are wholly-owned subsidiaries of MetLife, Inc. The surviving entity of the merger is MTL. The merger represents a transaction among entities under common control, which will be accounted for in a manner similar to the pooling-of-interests method and presented as if the transaction occurred at the beginning of the earliest date for which the financial statements are presented and prior periods will be retrospectively adjusted to furnish comparative information.

Had the transaction occurred on December 31, 2017, the unaudited pro forma consolidated balance sheet combines the audited historical consolidated balance sheet of Metropolitan Tower Life Insurance Company and Subsidiaries (the "Company") and the audited historical consolidated balance sheet of General American and its subsidiary. There are no pro forma balance sheet adjustments. As of December 31, 2017, pro forma total assets and total stockholder's equity would have been $28,062 million and $3,097 million, respectively.

Had the transaction occurred on January 1, 2015, the unaudited pro forma consolidated statement of operations combines the audited historical consolidated statement of operations of the Company and the audited historical consolidated statement of operations of General American and its subsidiary. The Company's unaudited pro forma statement of operations would have reflected a pro forma adjustment to eliminate $12 million for non-recurring expenses recorded during 2017 in connection with completing the merger. The Company's pro forma net income (loss) would have been $341 million, $11 million and $210 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The unaudited pro forma narrative description of the Merger of MTL and GALIC
(i) is presented based on information currently available, (ii) is intended for informational purposes only, and (iii) is not intended to reflect the results of operations or the financial position of the Company that would have resulted had the Merger been effective as of and during the periods presented or the results that may be obtained by the Company in the future. There are no estimates that need to be made.

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General American Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016 and 2015 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated financial statements of General American Life Insurance Company and its subsidiary (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and its subsidiary as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the consolidated financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 12, 2018

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                              2017        2016
                                                                                                           ----------- ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $7,617 and $7,378,
 respectively)............................................................................................  $    8,356 $    7,808
Equity securities available-for-sale, at estimated fair value (cost: $49 and $49, respectively)...........          51         53
Mortgage loans (net of valuation allowances of $5 and $4, respectively)...................................         980        857
Policy loans..............................................................................................       1,664      1,680
Real estate and real estate joint ventures................................................................          78         52
Other limited partnership interests.......................................................................         208        185
Short-term investments, at estimated fair value...........................................................          71        169
Other invested assets.....................................................................................         172        209
                                                                                                           ----------- ----------
   Total investments......................................................................................      11,580     11,013
Cash and cash equivalents, principally at estimated fair value............................................         271        130
Accrued investment income.................................................................................          99         97
Premiums, reinsurance and other receivables...............................................................       3,021      2,927
Deferred policy acquisition costs and value of business acquired..........................................         582        523
Current income tax recoverable............................................................................          39          9
Other assets..............................................................................................         146        138
Separate account assets...................................................................................       1,828        824
                                                                                                           ----------- ----------
   Total assets...........................................................................................  $   17,566 $   15,661
                                                                                                           =========== ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................................  $    6,593 $    6,175
Policyholder account balances.............................................................................       5,272      5,308
Other policy-related balances.............................................................................         238        259
Policyholder dividends payable............................................................................         100         96
Payables for collateral under securities loaned and other transactions....................................         420        381
Long-term debt............................................................................................         104        104
Deferred income tax liability.............................................................................         137        117
Other liabilities.........................................................................................         894        756
Separate account liabilities..............................................................................       1,828        824
                                                                                                           ----------- ----------
   Total liabilities......................................................................................      15,586     14,020
                                                                                                           ----------- ----------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 3,000,000 shares issued and
 outstanding..............................................................................................           3          3
Additional paid-in capital................................................................................         852        852
Retained earnings.........................................................................................         741        545
Accumulated other comprehensive income (loss).............................................................         384        241
                                                                                                           ----------- ----------
   Total stockholder's equity.............................................................................       1,980      1,641
                                                                                                           ----------- ----------
   Total liabilities and stockholder's equity.............................................................  $   17,566 $   15,661
                                                                                                           =========== ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                 2017        2016        2015
                                                                              ----------  ----------  ----------
Revenues
Premiums..................................................................... $      710  $      750  $      687
Universal life and investment-type product policy fees.......................         66          64          76
Net investment income........................................................        516         489         507
Other revenues...............................................................          4           7           6
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities................         (1)         (3)         (1)
Other-than-temporary impairments on fixed maturity securities transferred to
  other comprehensive income (loss)..........................................         --          --          (1)
Other net investment gains (losses)..........................................         (9)         (7)         (6)
                                                                              ----------  ----------  ----------
 Total net investment gains (losses).........................................        (10)        (10)         (8)
Net derivative gains (losses)................................................       (109)        (30)        219
                                                                              ----------  ----------  ----------
 Total revenues..............................................................      1,177       1,270       1,487
                                                                              ----------  ----------  ----------
Expenses
Policyholder benefits and claims.............................................        725         865         763
Interest credited to policyholder account balances...........................        128         131         133
Policyholder dividends.......................................................        146         148         140
Other expenses...............................................................         53         143         153
                                                                              ----------  ----------  ----------
 Total expenses..............................................................      1,052       1,287       1,189
                                                                              ----------  ----------  ----------
Income (loss) before provision for income tax................................        125         (17)        298
Provision for income tax expense (benefit)...................................        (71)        (20)        103
                                                                              ----------  ----------  ----------
 Net income (loss)........................................................... $      196  $        3  $      195
                                                                              ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                               2017      2016     2015
                                                                             --------  -------  --------
Net income (loss)........................................................... $    196  $     3  $    195
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets................      251       87      (473)
Unrealized gains (losses) on derivatives....................................      (40)       7        18
Foreign currency translation adjustments....................................        2       (2)       (3)
Defined benefit plans adjustment............................................       --       --         1
                                                                             --------  -------  --------
  Other comprehensive income (loss), before income tax......................      213       92      (457)
Income tax (expense) benefit related to items of other comprehensive income
  (loss)....................................................................      (70)     (32)      161
                                                                             --------  -------  --------
  Other comprehensive income (loss), net of income tax......................      143       60      (296)
                                                                             --------  -------  --------
  Comprehensive income (loss)............................................... $    339  $    63  $   (101)
                                                                             ========  =======  ========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                 Accumulated
                                                            Additional              Other         Total
                                                   Common    Paid-in   Retained Comprehensive Stockholder's
                                                   Stock     Capital   Earnings Income (Loss)    Equity
                                                  --------- ---------- -------- ------------- -------------
Balance at December 31, 2014.....................  $      3  $    853  $    347  $      477    $    1,680
Net income (loss)................................                           195                       195
Other comprehensive income (loss), net of income
  tax............................................                                      (296)         (296)
                                                  --------- ---------- -------- ------------- -------------
Balance at December 31, 2015.....................         3       853       542         181         1,579
Return of capital................................                  (1)                                 (1)
Net income (loss)................................                             3                         3
Other comprehensive income (loss), net of income
  tax............................................                                        60            60
                                                  --------- ---------- -------- ------------- -------------
Balance at December 31, 2016.....................         3       852       545         241         1,641
Net income (loss)................................                           196                       196
Other comprehensive income (loss), net of income
  tax............................................                                       143           143
                                                  --------- ---------- -------- ------------- -------------
Balance at December 31, 2017.....................  $      3  $    852  $    741  $      384    $    1,980
                                                  ========= ========== ======== ============= =============

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                2017       2016       2015
                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)........................................... $     196  $       3  $     195
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
Depreciation and amortization expenses......................         1          1          2
Amortization of premiums and accretion of discounts
 associated with investments, net...........................       (36)       (38)       (37)
(Gains) losses on investments, net..........................        10         10          8
(Gains) losses on derivatives, net..........................       122         43       (207)
(Income) loss from equity method investments, net of
 dividends or distributions.................................        (2)        (1)        25
Interest credited to policyholder account balances..........       128        131        133
Interest (income) expense on equity-linked notes............       (16)        (7)         1
Universal life and investment-type product policy fees......       (66)       (64)       (76)
Change in premiums, reinsurance and other receivables.......      (116)        16        (39)
Change in deferred policy acquisition costs and value of
 business acquired, net.....................................       (81)       (48)       (67)
Change in income tax........................................       (80)       (30)        51
Change in other assets......................................         1          1         12
Change in insurance-related liabilities and policy-related
 balances...................................................       359        284        304
Change in other liabilities.................................         5         (8)       (39)
Other, net..................................................         1          2          4
                                                             ---------  ---------  ---------
 Net cash provided by (used in) operating activities........       426        295        270
                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................     2,254      2,231      2,417
 Equity securities..........................................         3         10         16
 Mortgage loans.............................................       112        229        196
 Real estate and real estate joint ventures.................        --          3         49
 Other limited partnership interests........................        21         42         68
Purchases of:
 Fixed maturity securities..................................    (2,407)    (2,400)    (2,467)
 Equity securities..........................................        (2)        (1)        (5)
 Mortgage loans.............................................      (207)      (194)      (308)
 Real estate and real estate joint ventures.................       (29)        (3)        (2)
 Other limited partnership interests........................       (39)       (39)       (37)
Cash received in connection with freestanding derivatives...        46         91        131
Cash paid in connection with freestanding derivatives.......       (85)       (83)       (23)
Net change in policy loans..................................        16         52         17
Net change in short-term investments........................       102         57         13
Net change in other invested assets.........................        (1)        (8)       (22)
                                                             ---------  ---------  ---------
  Net cash provided by (used in) investing activities....... $    (216) $     (13) $      43
                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                         2017        2016        2015
                                                                                      ----------  ----------  ----------
Cash flows from financing activities
Policyholder account balances:
  Deposits........................................................................... $    1,340  $      427  $      453
  Withdrawals........................................................................     (1,445)       (598)       (739)
Net change in payables for collateral under securities loaned and other transactions.         39        (117)         12
Return of capital....................................................................         --          (1)         --
Other, net...........................................................................         (3)         (2)         (1)
                                                                                      ----------  ----------  ----------
  Net cash provided by (used in) financing activities................................        (69)       (291)       (275)
                                                                                      ----------  ----------  ----------
  Change in cash and cash equivalents................................................        141          (9)         38
Cash and cash equivalents, beginning of year.........................................        130         139         101
                                                                                      ----------  ----------  ----------
  Cash and cash equivalents, end of year............................................. $      271  $      130  $      139
                                                                                      ==========  ==========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest............................................................................. $        8  $        8  $        8
                                                                                      ==========  ==========  ==========
Income tax........................................................................... $       15  $        6  $       53
                                                                                      ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   General American Life Insurance Company ("General American") and its subsidiary (collectively, the "Company") is a wholly-owned subsidiary of MetLife, Inc. General American is a Missouri corporation incorporated in 1933. In December 2016, the Company was distributed as a non-cash extraordinary dividend from Metropolitan Life Insurance Company ("MLIC") to MetLife, Inc.

   The Company is licensed to conduct business in 49 states, the District of Columbia and Puerto Rico. The Company provides annuities and universal, variable and traditional life insurance, although not marketing these products. The Company actively sells separate account contracts for the investment management of defined benefit and contribution plan assets. This business includes certain products to fund corporate-owned life insurance used to finance nonqualified benefit programs for executives.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of General American and its subsidiary. Intercompany accounts and transactions have been eliminated.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

   .  such separate accounts are legally recognized;

   . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

   .  investments are directed by the contractholder; and

   . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

     ----------------------------------------------------------------------
     Accounting Policy                                                 Note
     ----------------------------------------------------------------------
     Insurance                                                          2
     ----------------------------------------------------------------------
     Deferred Policy Acquisition Costs and Value of Business Acquired   3
     ----------------------------------------------------------------------
     Reinsurance                                                        4
     ----------------------------------------------------------------------
     Investments                                                        5
     ----------------------------------------------------------------------
     Derivatives                                                        6
     ----------------------------------------------------------------------
     Fair Value                                                         7
     ----------------------------------------------------------------------
     Income Tax                                                         11
     ----------------------------------------------------------------------
     Litigation Contingencies                                           12
     ----------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

      Liabilities for universal life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Other Policy-Related Balances

      Other policy-related balances include policy and contract claims, policyholder dividends left on deposit, unearned revenue liabilities, policyholder dividends due and unpaid and premiums received in advance.

      The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

      The Company accounts for the prepayment of premiums on its individual life and health contracts as premiums received in advance and applies the cash received to premiums when due.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

   .  incremental direct costs of contract acquisition, such as commissions;

   . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

   . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

     All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

     DAC and VOBA are amortized as follows:

 ------------------------------------------------------------------------------
                                        In proportion to the following over
 Products:                              estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Actual and expected future gross
    non-dividend-paying   traditional     premiums.
    contracts:
  . Term insurance
  . Nonparticipating whole life
    insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Fixed and variable deferred
    annuity contracts
 ------------------------------------------------------------------------------

     See Note 3 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

     The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

  Reinsurance

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 5 "-- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Fixed Maturity and Equity Securities AFS -- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

      The Company routinely evaluates its equity method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Other Invested Assets

      Other invested assets consist principally of the following:

   . Loans to affiliates, which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method. See Note 11.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivative's carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transaction will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Income Tax

     General American joins with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to General American under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If General American has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by General American when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if General American would not have realized the attributes on a stand-alone basis under a "wait and see" method.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

    . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

    .  the jurisdiction in which the deferred tax asset was generated;

    . the length of time that carryforward can be utilized in the various taxing jurisdictions;

    . future taxable income exclusive of reversing temporary differences and carryforwards;

    .  future reversals of existing taxable temporary differences;

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    .  taxable income in prior carryback years; and

    .  tax planning strategies.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed into law H.R.1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 11 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Policyholder Dividends

      Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

   Foreign Currency

      Assets, liabilities and operations of foreign affiliates are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Employee Benefit Plans

      Eligible employees and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

Adoption of New Accounting Pronouncements

   Effective January 1, 2017, the Company early adopted guidance relating to business combinations. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2017, the Company retrospectively adopted guidance relating to consolidation. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entity ("VIE") by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2016, the Company retrospectively adopted guidance relating to short-duration contracts. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. The adoption did not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 2.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 5, reflect the application of the new guidance.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook did not have a material impact on the Company's consolidated financial statements.

Future Adoption of New Accounting Pronouncements

   In February 2018, the Financial Accounting Standards Board ("FASB") issued new guidance on reporting comprehensive income (Accounting Standards Update ("ASU") 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220):
Reclassification of Certain Tax Effects from AOCI). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate or law in U.S. Tax Reform is recognized. Early adoption is permitted. Current GAAP guidance requires that the effect of a change in tax laws or rates on deferred tax liabilities or assets to be included in income from

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

continuing operations in the reporting period that includes the enactment date, even if the related income tax effects were originally charged or credited directly to accumulated OCI ("AOCI"). The new guidance allows a reclassification of AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. Also, the new guidance requires certain disclosures about stranded tax effects. The Company will early adopt the new guidance in 2018. The Company expects the impact of the new guidance at adoption will be a decrease to retained earnings as of January 1, 2018 of $79 million with a corresponding increase to AOCI.

   In August 2017, the FASB issued new guidance on hedging activities
(ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The new guidance simplifies the application of hedge accounting in certain situations and amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

   In March 2017, the FASB issued new guidance on purchased callable debt securities (ASU 2017-08, Receivables -Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

   In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income -Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment to retained earnings at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): A consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. The Company will apply the guidance as of January 1, 2018. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Based on the Company's assessment of the intra-entity asset transfers and related deferred income taxes that are in scope, the Company expects the adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. The new guidance addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, as amended by ASU 2018-03, Financial Instruments
Overall: Technical Corrections and Improvements, issued in February 2018) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS. The Company will utilize a modified retrospective approach to adopt the new guidance effective January 1, 2018. The expected impact related to the change in accounting for equity securities AFS will be $2 million of net unrealized investment gains, net of income tax, which will be reclassified from AOCI to retained earnings.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers - Topic 606), effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The Company will apply the guidance retrospectively with a cumulative-effect adjustment as of January 1, 2018. The new guidance supersedes nearly all existing revenue recognition guidance under U.S. GAAP. However, it does not impact the accounting for insurance and investment contracts within the scope of Accounting Standards Codification
(ASC) Topic 944, Financial Services - Insurance, leases, financial instruments and certain guarantees. For those contracts that are impacted, the new guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company identified revenue streams within the scope of the guidance that are all included within other revenues in the consolidated statements of operations and evaluated the related contracts, primarily consisting of distribution and administrative services fees. As other revenues represents less than 1% of consolidated total revenues for the year ended December 31, 2017, the modified retrospective adoption as of January 1, 2018, did not have a material impact on the Company's consolidated financial position and the Company has not identified any material prospective changes in the recognition and measurement of other revenue.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)



2. Insurance

Insurance Liabilities

   Future policy benefits are measured as follows:

    -----------------------------------------------------------------------
    Product Type:                Measurement Assumptions:
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Participating life           Aggregate of (i) net level premium
                                   reserves for death and endowment policy
                                   benefits (calculated based upon the
                                   non-forfeiture interest rate, ranging
                                   from 3% to 6%, and mortality rates
                                   guaranteed in calculating the cash
                                   surrender values described in such
                                   contracts); and (ii) the liability for
                                   terminal dividends.
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Nonparticipating life        Aggregate of the present value of future
                                   expected benefit payments and related
                                   expenses less the present value of
                                   future expected net premiums.
                                   Assumptions as to mortality and
                                   persistency are based upon the
                                   Company's experience when the basis of
                                   the liability is established. Interest
                                   rate assumptions for the aggregate
                                   future policy benefit liabilities range
                                   from 3% to 8%.
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Individual and group         Present value of future expected
    traditional fixed annuities    payments. Interest rate assumptions
    after annuitization            used in establishing such liabilities
                                   range from 3% to 8%.
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Non-medical health           The net level premium method and
    insurance                      assumptions as to future morbidity,
                                   withdrawals and interest, which provide
                                   a margin for adverse deviation. The
                                   interest rate assumption used in
                                   establishing such liabilities is 5%.
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Disabled lives               Present value of benefits method and
                                   experience assumptions as to claim
                                   terminations, expenses and interest.
                                   Interest rate assumptions used in
                                   establishing such liabilities range
                                   from 3% to 7%.
    -----------------------------------------------------------------------

   Participating business represented 38% and 34% of the Company's life insurance in-force at December 31, 2017 and 2016, respectively. Participating policies represented 94%, 94% and 93% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 6%, less expenses, mortality charges and withdrawals.

Guarantees

   The Company issued annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issued universal life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal life contracts was as follows:

                                        Annuity    Universal Life
                                       Contracts     Contracts
                                     ------------- --------------
                                      Guaranteed
                                     Annuitization   Secondary
                                       Benefits      Guarantees    Total
                                     ------------- --------------  -----
                                                (In millions)
       Direct:
       Balance at January 1, 2015...           $ 6           $121   $127
       Incurred guaranteed benefits.            --             10     10
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2015.             6            131    137
       Incurred guaranteed benefits.            --            (31)   (31)
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2016.             6            100    106
       Incurred guaranteed benefits.            --             13     13
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2017.           $ 6           $113   $119
                                     ============= ==============  =====
       Ceded:
       Balance at January 1, 2015...           $--           $117   $117
       Incurred guaranteed benefits.            --             11     11
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2015.            --            128    128
       Incurred guaranteed benefits.            --            (30)   (30)
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2016.            --             98     98
       Incurred guaranteed benefits.            --             15     15
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2017.           $--           $113   $113
                                     ============= ==============  =====
       Net:
       Balance at January 1, 2015...           $ 6           $  4   $ 10
       Incurred guaranteed benefits.            --             (1)    (1)
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2015.             6              3      9
       Incurred guaranteed benefits.            --             (1)    (1)
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2016.             6              2      8
       Incurred guaranteed benefits.            --             (2)    (2)
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2017.           $ 6           $ --   $  6
                                     ============= ==============  =====

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)


     Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                               December 31,
                                                           ---------------------
                                                              2017       2016
                                                           ---------- ----------
                                                                    At
                                                               Annuitization
                                                           ---------------------
                                                           (Dollars in millions)
Annuity Contracts:
Other Annuity Guarantees:
  Total account value (1)................................. $      259 $      262
  Net amount at risk (2).................................. $       47 $       47
Average attained age of contractholders...................   68 years   67 years

                                                                    December 31,
                                                           -------------------------------
                                                                2017            2016
                                                           --------------- ---------------
                                                                      Secondary
                                                                     Guarantees
                                                           -------------------------------
                                                                (Dollars in millions)
Universal Life Contracts:
  Total account value (1)................................. $         1,756 $         1,757
  Net amount at risk (3).................................. $        11,455 $        11,999
Average attained age of policyholders.....................        67 years        66 years

-----------

(1)Includes the contractholder's investments in the general account and separate account, if applicable.

(2)Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(3)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                                               December 31,
                                                              ---------------
                                                               2017    2016
                                                              ------- -------
                                                               (In millions)
   Fund Groupings:
   Equity.................................................... $    24 $    21
   Bond......................................................       3       2
   Balanced..................................................       2       2
   Money Market..............................................       1      --
                                                              ------- -------
     Total................................................... $    30 $    25
                                                              ======= =======

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)

Obligations Under Funding Agreements

   General American is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of common stock of the FHLB of Des Moines, included in equity securities, were $35 million at both December 31, 2017 and 2016.

   The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                                                 Liability          Collateral (2)
                                                           --------------------- ---------------------
                                                                          December 31,
                                                           -------------------------------------------
                                                              2017       2016       2017       2016
                                                           ---------- ---------- ---------- ----------
                                                                          (In millions)
FHLB of Des Moines (1)....................................  $     625  $     625  $     701  $     811

-----------

(1) Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

   Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                                           Years Ended December 31,
                                                                      ----------------------------------
                                                                         2017      2016 (1)    2015 (1)
                                                                      ----------  ----------  ----------
                                                                                 (In millions)
Balance at January 1,................................................ $      241  $      271  $      251
 Less: Reinsurance recoverables......................................        161         184         183
                                                                      ----------  ----------  ----------
Net balance at January 1,............................................         80          87          68
                                                                      ----------  ----------  ----------
Incurred related to:
 Current year........................................................        248         297         247
 Prior years (2).....................................................         30          46          42
                                                                      ----------  ----------  ----------
   Total incurred....................................................        278         343         289
                                                                      ----------  ----------  ----------
Paid related to:
 Current year........................................................       (241)       (297)       (228)
 Prior years.........................................................        (32)        (53)        (42)
                                                                      ----------  ----------  ----------
   Total paid........................................................       (273)       (350)       (270)
                                                                      ----------  ----------  ----------
Net balance at December 31,..........................................         85          80          87
 Add: Reinsurance recoverables.......................................        142         161         184
                                                                      ----------  ----------  ----------
Balance at December 31 (included in future policy benefits and other
  policy-related balances),.......................................... $      227  $      241  $      271
                                                                      ==========  ==========  ==========

-----------

(1) At December 31, 2016 and 2015, the Net balance decreased by $16 million and $28 million, respectively, and the Reinsurance recoverables increased by $16 million and $21 million, respectively, from those amounts previously reported primarily to correct for the improper classification of reinsurance recoverables.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)


(2)During 2017, 2016 and 2015, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years, but reported during the current year.

Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1.7 billion and $737 million at December 31, 2017 and 2016, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $127 million and $87 million at December 31, 2017 and 2016, respectively. The latter category consisted primarily of bank-owned life insurance. The average interest rate credited on these contracts was 3.72% and 1.88% at December 31, 2017 and 2016, respectively.

   For each of the years ended December 31, 2017, 2016 and 2015, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs and Value of Business Acquired

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (term insurance and nonparticipating whole life insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Deferred Policy Acquisition Costs and Value of Business Acquired (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Deferred Policy Acquisition Costs and Value of Business Acquired (continued)


   Information regarding DAC and VOBA was as follows:

                                                                      Years Ended December 31,
                                                                 ----------------------------------
                                                                    2017        2016        2015
                                                                 ----------  ----------  ----------
                                                                            (In millions)
DAC:
Balance at January 1,........................................... $      481  $      445  $      345
Capitalizations.................................................         81         128         143
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).          3           2          (6)
Other expenses..................................................         (2)        (81)        (64)
                                                                 ----------  ----------  ----------
 Total amortization.............................................          1         (79)        (70)
                                                                 ----------  ----------  ----------
Unrealized investment gains (losses)............................        (20)        (13)         27
                                                                 ----------  ----------  ----------
Balance at December 31,.........................................        543         481         445
                                                                 ----------  ----------  ----------
VOBA:
Balance at January 1,...........................................         42          36          41
Amortization related to:
Other expenses..................................................         (2)         (2)         (6)
                                                                 ----------  ----------  ----------
 Total amortization.............................................         (2)         (2)         (6)
                                                                 ----------  ----------  ----------
Unrealized investment gains (losses)............................         (1)          8           1
                                                                 ----------  ----------  ----------
Balance at December 31,.........................................         39          42          36
                                                                 ----------  ----------  ----------
Total DAC and VOBA:
Balance at December 31,......................................... $      582  $      523  $      481
                                                                 ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                                      VOBA
                                                    ----------
                                                    (In millions)
                     2018.......................... $       4
                     2019.......................... $       4
                     2020.......................... $       4
                     2021.......................... $       4
                     2022.......................... $       4

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)



4. Reinsurance

   The Company enters into reinsurance agreements as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain level premium term and universal life policies with secondary death benefit guarantees to a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $398 million and $369 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $656 million of net unaffiliated ceded reinsurance recoverables. Of this total, $526 million, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $269 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $582 million of net unaffiliated ceded reinsurance recoverables. Of this total, $478 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $266 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                       Years Ended December 31,
                                                               ---------------------------------------
                                                                   2017         2016          2015
                                                               -----------  ------------  ------------
                                                                            (In millions)
Premiums
Direct premiums............................................... $       219  $        228  $        238
Reinsurance assumed...........................................         754           775           706
Reinsurance ceded.............................................        (263)         (253)         (257)
                                                               -----------  ------------  ------------
 Net premiums................................................. $       710  $        750  $        687
                                                               ===========  ============  ============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $       288  $        290  $        306
Reinsurance assumed...........................................          --            --            --
Reinsurance ceded.............................................        (222)         (226)         (230)
                                                               -----------  ------------  ------------
 Net universal life and investment-type product policy fees... $        66  $         64  $         76
                                                               ===========  ============  ============
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $       575  $        537  $        564
Reinsurance assumed...........................................         606           590           529
Reinsurance ceded.............................................        (456)         (262)         (330)
                                                               -----------  ------------  ------------
 Net policyholder benefits and claims......................... $       725  $        865  $        763
                                                               ===========  ============  ============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $       210  $        215  $        219
Reinsurance assumed...........................................          --            --            --
Reinsurance ceded.............................................         (82)          (84)          (86)
                                                               -----------  ------------  ------------
 Net interest credited to policyholder account balances....... $       128  $        131  $        133
                                                               ===========  ============  ============
Other expenses
Direct other expenses......................................... $         9  $         58  $         93
Reinsurance assumed...........................................          56           139           132
Reinsurance ceded.............................................         (12)          (54)          (72)
                                                               -----------  ------------  ------------
 Net other expenses........................................... $        53  $        143  $        153
                                                               ===========  ============  ============

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                   -------------------------------------------------------------------------
                                                   2017                                 2016
                                   ------------------------------------ ------------------------------------
                                                                Total                                Total
                                                               Balance                              Balance
                                    Direct  Assumed    Ceded    Sheet    Direct  Assumed    Ceded    Sheet
                                   -------- -------- --------  -------- -------- -------- --------  --------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables...................... $     16 $    151 $  2,854  $  3,021 $     38 $    158 $  2,731  $  2,927
Deferred policy acquisition costs
 and value of business acquired...      170      498      (86)      582      162      449      (88)      523
                                   -------- -------- --------  -------- -------- -------- --------  --------
  Total assets.................... $    186 $    649 $  2,768  $  3,603 $    200 $    607 $  2,643  $  3,450
                                   ======== ======== ========  ======== ======== ======== ========  ========
Liabilities
Future policy benefits............ $  4,699 $  1,894 $     --  $  6,593 $  4,625 $  1,553 $     (3) $  6,175
Other policy-related balances.....      133       77       28       238      165       67       27       259
Other liabilities.................      174       40      680       894      130       48      578       756
                                   -------- -------- --------  -------- -------- -------- --------  --------
  Total liabilities............... $  5,006 $  2,011 $    708  $  7,725 $  4,920 $  1,668 $    602  $  7,190
                                   ======== ======== ========  ======== ======== ======== ========  ========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $327 million and $325 million at December 31, 2017 and 2016, respectively. There were no deposit liabilities on reinsurance at both December 31, 2017 and 2016.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, which is a related party. Additionally, the Company has reinsurance agreements with Brighthouse Life Insurance Company, a former subsidiary of MetLife, Inc.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                    Years Ended December 31,
                                                             -------------------------------------
                                                                 2017         2016         2015
                                                             -----------  -----------  -----------
                                                                         (In millions)
Premiums
Reinsurance assumed......................................... $       542  $       574  $       503
Reinsurance ceded...........................................         (11)          (9)          (9)
                                                             -----------  -----------  -----------
 Net premiums............................................... $       531  $       565  $       494
                                                             ===========  ===========  ===========
Universal life and investment-type product policy fees
Reinsurance assumed......................................... $        --  $        --  $        --
Reinsurance ceded...........................................         (99)        (102)        (115)
                                                             -----------  -----------  -----------
 Net universal life and investment-type product policy fees. $       (99) $      (102) $      (115)
                                                             ===========  ===========  ===========
Policyholder benefits and claims
Reinsurance assumed......................................... $       430  $       469  $       388
Reinsurance ceded...........................................         (39)         (25)         (33)
                                                             -----------  -----------  -----------
 Net policyholder benefits and claims....................... $       391  $       444  $       355
                                                             ===========  ===========  ===========
Interest credited to policyholder account balances
Reinsurance assumed......................................... $        --  $        --  $        --
Reinsurance ceded...........................................         (82)         (84)         (86)
                                                             -----------  -----------  -----------
 Net interest credited to policyholder account balances..... $       (82) $       (84) $       (86)
                                                             ===========  ===========  ===========
Other expenses
Reinsurance assumed......................................... $        24  $       109  $       101
Reinsurance ceded...........................................         (21)         (29)         (45)
                                                             -----------  -----------  -----------
 Net other expenses......................................... $         3  $        80  $        56
                                                             ===========  ===========  ===========

   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                         December 31,
                                                         --------------------------------------------
                                                                  2017                   2016
                                                         ---------------------  ---------------------
                                                          Assumed      Ceded     Assumed      Ceded
                                                         ---------- ----------  ---------- ----------
                                                                         (In millions)
Assets
Premiums, reinsurance and other receivables............. $      151 $    2,143  $      158 $    2,119
Deferred policy acquisition costs and value of business
  acquired..............................................        498        (40)        449        (71)
                                                         ---------- ----------  ---------- ----------
 Total assets........................................... $      649 $    2,103  $      607 $    2,048
                                                         ========== ==========  ========== ==========
Liabilities
Future policy benefits.................................. $    1,807 $       --  $    1,470 $       (3)
Other policy-related balances...........................         23         28          18         27
Other liabilities.......................................         40         18          48         19
                                                         ---------- ----------  ---------- ----------
 Total liabilities...................................... $    1,870 $       46  $    1,536 $       43
                                                         ========== ==========  ========== ==========

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $346 million and $2.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $326 million and $324 million at December 31, 2017 and 2016, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2017 and 2016.

5. Investments

   See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

     The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                         December 31, 2017                               December 31, 2016
                          ----------------------------------------------- ------------------------------------------------
                                         Gross Unrealized                                 Gross Unrealized
                           Cost or  --------------------------  Estimated  Cost or  ---------------------------- Estimated
                          Amortized        Temporary    OTTI      Fair    Amortized         Temporary    OTTI      Fair
                            Cost    Gains   Losses   Losses (1)   Value     Cost     Gains   Losses   Losses (1)   Value
                          --------- ------ --------- ---------- --------- --------- ------- --------- ---------- ---------
                                                                   (In millions)
Fixed maturity
 securities:
U.S. corporate........... $  2,896  $  260  $    11    $    --  $  3,145  $  2,942  $   214 $     34    $    --  $  3,122
Foreign corporate........    1,514     164       25         --     1,653     1,364       85       84         --     1,365
Foreign government.......    1,067     236       12         --     1,291     1,059      186       36         --     1,209
U.S. government and
 agency..................      934      81        4         --     1,011       720       68        6         --       782
RMBS.....................      640      31        3         (1)      669       672       31        9         --       694
CMBS.....................      286       7        1         --       292       318        8        2         --       324
ABS......................      174       1       --         --       175       180        2        2         --       180
State and political
 subdivision.............      106      15       --          1       120       123       12        3         --       132
                          --------  ------  -------   --------  --------  --------  ------- --------   --------  --------
 Total fixed maturity
   securities............ $  7,617  $  795  $    56    $    --  $  8,356  $  7,378  $   606 $    176    $    --  $  7,808
                          ========  ======  =======   ========  ========  ========  ======= ========   ========  ========
Equity securities:
Common stock............. $     49  $    3  $     1    $    --  $     51  $     49  $     4 $     --    $    --  $     53

-----------

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

     The Company held non-income producing fixed maturity securities with an estimated fair value of $1 million and less than $1 million with unrealized gains (losses) of ($1) million and less than ($1) million at December 31, 2017 and 2016, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

     Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                    Due After Five
                                     Due After One      Years                                Total Fixed
                       Due in One    Year Through    Through Ten    Due After Ten Structured  Maturity
                       Year or Less   Five Years        Years          Years      Securities Securities
                      ------------- -------------- --------------- -------------- ---------- -----------
                                                        (In millions)
Amortized cost.......   $    265      $    1,378     $    2,164      $    2,710   $    1,100 $    7,617
Estimated fair value.   $    271      $    1,470     $    2,348      $    3,131   $    1,136 $    8,356

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                     December 31, 2017                          December 31, 2016
                                         ------------------------------------------ ------------------------------------------
                                                               Equal to or Greater                        Equal to or Greater
                                          Less than 12 Months     than 12 Months     Less than 12 Months     than 12 Months
                                         --------------------- -------------------- --------------------- --------------------

                                         Estimated    Gross    Estimated   Gross    Estimated    Gross    Estimated   Gross
                                           Fair     Unrealized   Fair    Unrealized   Fair     Unrealized   Fair    Unrealized
                                           Value      Losses     Value     Losses     Value      Losses     Value     Losses
                                         ---------- ---------- --------- ---------- ---------- ---------- --------- ----------
                                                                         (Dollars in millions)
Fixed maturity securities:
U.S. corporate.......................... $      235  $     3   $    139  $       8  $      595  $     18  $    144  $       16
Foreign corporate.......................        138        1        255         24         333        19       281          65
Foreign government......................         40        1        157         11         266        15       102          21
U.S. government and agency..............        525        2         20          2         189         6        --          --
RMBS....................................        120        1         39          1         149         6        51           3
CMBS....................................         43       --          7          1          59         2         7          --
ABS.....................................         14       --          5         --          17         1        42           1
State and political subdivision.........          6        1          6         --          41         2         1           1
                                         ----------  -------   --------  ---------  ----------  --------  --------  ----------
 Total fixed maturity securities........ $    1,121  $     9   $    628  $      47  $    1,649  $     69  $    628  $      107
                                         ==========  =======   ========  =========  ==========  ========  ========  ==========
Equity securities:
Common stock............................ $        4  $     1   $     --  $      --  $        3  $     --  $     --  $       --
Total number of securities in an
 unrealized loss position...............        214                 206                    500                 257
                                         ==========            ========             ==========            ========

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


      Gross unrealized losses on fixed maturity securities decreased
   $120 million during the year ended December 31, 2017 to $56 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and strengthening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2017, $1 million of the total $56 million of gross unrealized losses were from three below investment grade fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on below investment grade fixed maturity securities are principally related to state and political subdivision securities and U.S. corporate securities (primarily financial industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, in part due to economic and market uncertainties. Management evaluates state and political subdivision securities and U.S. corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                December 31,
                                --------------------------------------------
                                         2017                   2016
                                ---------------------  ---------------------
                                 Carrying     % of      Carrying     % of
                                  Value       Total      Value       Total
                                ----------  ---------  ----------  ---------
                                            (Dollars in millions)
   Mortgage loans:
   Commercial.................. $      852       86.9% $      772       90.1%
   Agricultural................        133       13.6          89       10.4
                                ----------  ---------  ----------  ---------
     Subtotal..................        985      100.5         861      100.5
   Valuation allowances........         (5)      (0.5)         (4)      (0.5)
                                ----------  ---------  ----------  ---------
     Total mortgage loans, net. $      980      100.0% $      857      100.0%
                                ==========  =========  ==========  =========

     The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2017, 2016 and 2015 were $216 million, $158 million and $287 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $85 million, $263 million and $138 million during the years ended December 31, 2017, 2016 and 2015, respectively.

     See "-- Related Party Investment Transactions" for additional discussion of related party mortgage loans.

  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

     All mortgage loans were evaluated collectively for credit losses and the related valuation allowances were maintained primarily for commercial mortgage loans. The Company had no impaired mortgage loans during each of the years ended December 31, 2017, 2016 and 2015.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Valuation Allowance Rollforward by Portfolio Segment

     The changes in the valuation allowance, by portfolio segment, were as follows:

                                    Commercial  Agricultural     Total
                                   ------------ ------------- ------------
                                                (In millions)
     Balance at January 1, 2015... $          3 $          -- $          3
     Provision (release)..........            1            --            1
                                   ------------ ------------- ------------
     Balance at December 31, 2015.            4            --            4
     Provision (release)..........           --            --           --
                                   ------------ ------------- ------------
     Balance at December 31, 2016.            4            --            4
     Provision (release)..........            1            --            1
                                   ------------ ------------- ------------
     Balance at December 31, 2017. $          5 $          -- $          5
                                   ============ ============= ============

   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Credit Quality of Commercial Mortgage Loans

     The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                           ------------------------------------------------
                            Debt Service Coverage Ratios
                           -------------------------------           % of
                           > 1.20x  1.00x - 1.20x < 1.00x   Total    Total
                           -------- ------------- -------- -------- -------
                                         (Dollars in millions)
    December 31, 2017
    Loan-to-value ratios:
    Less than 65%......... $    698   $      58   $      2 $    758    89.0%
    65% to 75%............       81           2          2       85    10.0
    76% to 80%............        9          --         --        9     1.0
                           --------   ---------   -------- -------- -------
      Total............... $    788   $      60   $      4 $    852   100.0%
                           ========   =========   ======== ======== =======
    December 31, 2016
    Loan-to-value ratios:
    Less than 65%......... $    671   $      41   $     14 $    726    94.0%
    65% to 75%............       44          --          2       46     6.0
    76% to 80%............       --          --         --       --      --
                           --------   ---------   -------- -------- -------
      Total............... $    715   $      41   $     16 $    772   100.0%
                           ========   =========   ======== ======== =======

  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                         ---------------------------------------------------
                                    2017                      2016
                         -------------------------  ------------------------
                           Recorded       % of       Recorded       % of
                          Investment      Total     Investment      Total
                         ------------ ------------  ----------- ------------
                                        (Dollars in millions)
  Loan-to-value ratios:
  Less than 65%......... $        107         80.5% $        77         86.5%
  65% to 75%............           26         19.5           12         13.5
                         ------------ ------------  ----------- ------------
    Total............... $        133        100.0% $        89        100.0%
                         ============ ============  =========== ============

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no nonaccrual mortgage loans at both December 31, 2017 and 2016.

  Mortgage Loans Modified in a Troubled Debt Restructuring

     The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring for both the years ended December 31, 2017 and 2016.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $136 million and $39 million at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2017        2016        2015
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Fixed maturity securities............................................. $      739  $      430  $      340
Fixed maturity securities with noncredit OTTI losses included in AOCI.         --          --          --
                                                                       ----------  ----------  ----------
  Total fixed maturity securities.....................................        739         430         340
Equity securities.....................................................          2           4          (3)
Derivatives...........................................................        (12)         28          21
Other.................................................................          2          (3)         (2)
                                                                       ----------  ----------  ----------
  Subtotal............................................................        731         459         356
                                                                       ----------  ----------  ----------
Amounts allocated from:
Future policy benefits................................................        (44)         (4)         --
DAC and VOBA..........................................................        (73)        (52)        (47)
                                                                       ----------  ----------  ----------
  Subtotal............................................................       (117)        (56)        (47)
                                                                       ----------  ----------  ----------
Deferred income tax benefit (expense).................................       (210)       (141)       (109)
                                                                       ----------  ----------  ----------
  Net unrealized investment gains (losses)............................ $      404  $      262  $      200
                                                                       ==========  ==========  ==========

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                               ----------------------------------
                                                                                  2017        2016        2015
                                                                               ----------  ----------  ----------
                                                                                          (In millions)
Balance at January 1,......................................................... $      262  $      200  $      497
Fixed maturity securities on which noncredit OTTI losses have been recognized.         --          --           1
Unrealized investment gains (losses) during the year..........................        272         103        (486)
Unrealized investment gains (losses) relating to:
Future policy benefits........................................................        (40)         (4)          2
DAC and VOBA..................................................................        (21)         (5)         28
Deferred income tax benefit (expense).........................................        (69)        (32)        158
                                                                               ----------  ----------  ----------
Balance at December 31,....................................................... $      404  $      262  $      200
                                                                               ==========  ==========  ==========
  Change in net unrealized investment gains (losses).......................... $      142  $       62  $     (297)
                                                                               ==========  ==========  ==========

Concentrations of Credit Risk

   Investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, were in fixed income securities of the Canadian federal and provincial governments with an estimated fair value of $1.2 billion and $1.1 billion at December 31, 2017 and 2016, respectively.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                            December 31,
                                                      -------------------------
                                                          2017         2016
                                                      ------------ ------------
                                                            (In millions)
Securities on loan: (1)
  Amortized cost..................................... $        328 $        246
  Estimated fair value............................... $        365 $        281
Cash collateral received from counterparties (2)..... $        373 $        286
Security collateral received from counterparties (3). $         -- $          1
Reinvestment portfolio -- estimated fair value....... $        375 $        286

-----------
(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                               December 31, 2017                    December 31, 2016
                                         ------------------------------------ ------------------------------------
                                         Remaining Tenor of Securities        Remaining Tenor of Securities
                                           Lending Agreements                   Lending Agreements
                                         -----------------------------        -----------------------------
                                                               Over                                 Over
                                                    1 Month   1 to 6                     1 Month   1 to 6
                                         Open (1)   or Less   Months   Total  Open (1)   or Less   Months   Total
                                         --------   -------   ------   ------ --------   -------   ------   ------
                                                                 (In millions)
Cash collateral liability by loaned
 security type:
U.S. government and agency.............. $   158    $   66    $  149   $  373  $   43    $   64    $  136   $  243
All other securities....................      --        --        --       --      --        43        --       43
                                         -------    ------     ------  ------  ------    ------     ------  ------
 Total.................................. $   158    $   66    $  149   $  373  $   43    $  107    $  136   $  286
                                         =======    ======     ======  ======  ======    ======     ======  ======

-----------
(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $155 million, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. government and agency securities, agency RMBS, ABS) short-term investments and cash equivalents with 66% invested in cash equivalents, U.S. government and agency securities, agency RMBS, short-term investments, or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes except mortgage loans, which are presented at carrying value, at:

                                                                   December 31,
                                                             -------------------------
                                                                 2017            2016
                                                             ------------    ------------
                                                                   (In millions)
Invested assets on deposit (regulatory deposits)............ $      1,445    $      1,288
Invested assets held in trust (reinsurance agreements)......          329              --
Invested assets pledged as collateral (1)...................          730             715
                                                             ------------    ------------
 Total invested assets on deposit and pledged as collateral. $      2,504    $      2,003
                                                             ============    ============

-----------
(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2), and derivative transactions (see Note 6).

    See "-- Securities Lending" for information regarding securities on loan.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $273 million at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $95 million at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $119.9 billion and $113.8 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$11.1 billion and $8.4 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $11.4 billion, $7.4 billion and $10.0 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

     There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at both December 31, 2017 and 2016.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Unconsolidated VIEs

     The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2017                      2016
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2)......... $      1,136 $      1,136 $      1,198 $      1,198
  U.S. and foreign corporate........          105          105           42           42
Other limited partnership interests.          192          282          181          289
Real estate joint ventures..........           63           63           --           --
Other invested assets...............            1            1            1            1
                                     ------------ ------------ ------------ ------------
  Total............................. $      1,497 $      1,587 $      1,422 $      1,530
                                     ============ ============ ============ ============

-----------
(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million at both December 31, 2017 and 2016. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2017, 2016 and 2015.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


Net Investment Income

    The components of net investment income were as follows:

                                                          Years Ended December 31,
                                                   --------------------------------------
                                                       2017            2016            2015
                                                   ------------    ------------    ------------
                                                               (In millions)
Investment income:
Fixed maturity securities......................... $        365    $        349    $        344
Equity securities.................................            2               2               3
Mortgage loans....................................           41              47              60
Policy loans......................................           86              87              91
Real estate and real estate joint ventures........            3               3              13
Other limited partnership interests...............           29              15              12
Cash, cash equivalents and short-term investments.            2               1              --
Other.............................................            4               2               1
                                                   ------------    ------------    ------------
 Subtotal.........................................          532             506             524
Less: Investment expenses.........................           16              17              17
                                                   ------------    ------------    ------------
 Net investment income............................ $        516    $        489    $        507
                                                   ============    ============    ============

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                Years Ended December 31,
                                                                        ----------------------------------------
                                                                            2017            2016            2015
                                                                        ------------    ------------    ------------
                                                                                      (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized -- by sector and industry:
U.S. and foreign corporate securities -- by industry:
Industrial............................................................. $         --    $         (3)   $         --
                                                                        ------------    ------------    ------------
  Total U.S. and foreign corporate securities..........................           --              (3)             --
RMBS...................................................................           --              --              (1)
State and political subdivision........................................           (1)             --              (1)
                                                                        ------------    ------------    ------------
  OTTI losses on fixed maturity securities recognized in earnings......           (1)             (3)             (2)
Fixed maturity securities -- net gains (losses) on sales and disposals.           (2)             --               1
                                                                        ------------    ------------    ------------
  Total gains (losses) on fixed maturity securities....................           (3)             (3)             (1)
Total gains (losses) on equity securities:
Total OTTI losses recognized -- by sector:
Common stock...........................................................           --              (3)             (3)
                                                                        ------------    ------------    ------------
  OTTI losses on equity securities recognized in earnings..............           --              (3)             (3)
Equity securities -- net gains (losses) on sales and disposals.........           --              (2)             (1)
                                                                        ------------    ------------    ------------
  Total gains (losses) on equity securities............................           --              (5)             (4)
                                                                        ------------    ------------    ------------
Mortgage loans.........................................................           (1)             --              (1)
Real estate and real estate joint ventures.............................           --              --              10
Other limited partnership interests....................................           (4)             --               1
Other..................................................................           (2)             (2)            (13)
                                                                        ------------    ------------    ------------
  Total net investment gains (losses).................................. $        (10)   $        (10)   $         (8)
                                                                        ============    ============    ============

     Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($5) million, ($7) million and ($30) million for the years ended December 31, 2017, 2016 and 2015, respectively.

  Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                        Years Ended December 31,
                                 ---------------------------------------------------------------------
                                    2017        2016        2015        2017       2016        2015
                                 ----------  ----------  ----------  ---------- ----------  ----------
                                      Fixed Maturity Securities              Equity Securities
                                 ----------------------------------  ---------------------------------
                                                             (In millions)
Proceeds........................ $    1,803  $    1,604  $    1,853  $        3 $        6  $        5
                                 ==========  ==========  ==========  ========== ==========  ==========
Gross investment gains.......... $       13  $       31  $       25  $       -- $       --  $        1
Gross investment losses.........        (15)        (31)        (24)         --         (2)         (2)
OTTI losses.....................         (1)         (3)         (2)         --         (3)         (3)
                                 ----------  ----------  ----------  ---------- ----------  ----------
  Net investment gains (losses). $       (3) $       (3) $       (1) $       -- $       (5) $       (4)
                                 ==========  ==========  ==========  ========== ==========  ==========

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Credit Loss Rollforward

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                   Years Ended December 31,
                                                                                                  --------------------------
                                                                                                      2017          2016
                                                                                                  ------------  ------------
                                                                                                        (In millions)
Balance at January 1,............................................................................ $          4  $          4
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss
   OTTI..........................................................................................           (1)           --
                                                                                                  ------------  ------------
Balance at December 31,.......................................................................... $          3  $          4
                                                                                                  ============  ============

  Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                          Years Ended December 31,
                                                                     -----------------------------------
                                                                        2017        2016        2015
                                                                     ----------- ----------- -----------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates...  $       --  $       97  $       --
Amortized cost of invested assets transferred to affiliates.........  $       --  $       85  $       --
Net investment gains (losses) recognized on transfers...............  $       --  $       12  $       --
Estimated fair value of invested assets transferred from affiliates.  $      341  $      102  $       --

   The unpaid principal balance of affiliated loans to MetLife, Inc. held by the Company totals $100 million, bear interest at the following fixed rates, payable semiannually, and are due as follows: $87 million at 5.64% due July 15, 2021 and $13 million at 5.86% due December 16, 2021. The carrying value of these affiliated loans totaled $103 million at both December 31, 2017 and 2016, and are included in other invested assets. Net investment income from these affiliated loans was $5 million for each of the years ended December 31, 2017, 2016 and 2015.

   In August 2015, an affiliated loan with a carrying value of $75 million was repaid in cash prior to maturity. This affiliated loan was secured by interests in real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loan. Net investment income from this affiliated loan was $4 million for the year ended December 31, 2015. In addition, mortgage loan prepayment income earned from the repayment prior to maturity in August 2015 described above was $18 million for the year ended December 31, 2015.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $11 million, $13 million and $11 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

6. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and nonqualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     To a lesser extent, the Company uses equity index options in nonqualifying hedging relationships.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                         December 31,
                                                                  --------------------------------------------------------------
                                                                              2017                             2016
                                                                  -------------------------------- -----------------------------
                                                                              Estimated Fair Value           Estimated Fair Value
                                                                            ----------------------           -------------------
                                                                   Gross                            Gross
                                                                  Notional                         Notional
                                 Primary Underlying Risk Exposure  Amount   Assets   Liabilities    Amount   Assets   Liabilities
                                 -------------------------------- --------- ------   -----------   --------- -------  -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps.............      Interest rate.............. $       7 $   --     $   --      $      12 $    --    $    --
Foreign currency swaps..........      Foreign currency
                                       exchange rate.............         9     --         --             --      --         --
                                                                  ---------  ------    ------      --------- -------    -------
 Subtotal.......................................................         16     --         --             12      --         --
                                                                  ---------  ------    ------      --------- -------    -------
Cash flow hedges:
Foreign currency swaps..........      Foreign currency
                                       exchange rate.............       593     13         24            352      34          3
                                                                  ---------  ------    ------      --------- -------    -------
 Total qualifying hedges........................................        609     13         24            364      34          3
                                                                  ---------  ------    ------      --------- -------    -------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate swaps.............      Interest rate..............       300     36          7            310      44          6
Foreign currency swaps..........      Foreign currency
                                       exchange rate.............       167     11          8            150      19         --
Foreign currency forwards.......      Foreign currency
                                       exchange rate.............       628     --         13            679       1          8
Credit default swaps --               Credit.....................
 purchased......................                                          5     --         --              5       1         --
Credit default swaps -- written.      Credit.....................       193      5         --            193       3         --
Equity index options............      Equity market..............        12     --         --             35      --         --
                                                                  ---------  ------    ------      --------- -------    -------
 Total non-designated or nonqualifying derivatives..............      1,305     52         28          1,372      68         14
                                                                  ---------  ------    ------      --------- -------    -------
 Total..........................................................  $   1,914 $   65     $   52      $   1,736 $   102    $    17
                                                                  =========  ======    ======      ========= =======    =======

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                              Years Ended December 31,
                                                         -----------------------------------
                                                             2017        2016        2015
                                                         -----------  ----------  ----------
                                                                    (In millions)
Freestanding derivatives and hedging gains (losses) (1). $       (54) $      (11) $      139
Embedded derivatives gains (losses).....................         (55)        (19)         80
                                                         -----------  ----------  ----------
 Total net derivative gains (losses).................... $      (109) $      (30) $      219
                                                         ===========  ==========  ==========

-----------

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The Company recognized net investment income from settlement payments related to qualifying hedges of $5 million, $4 million and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to nonqualifying hedges of $11 million, $12 million and $11 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                                                       Net
                                                                    Derivative
                                                                  Gains (Losses)
                                                                  --------------
                                                                  (In millions)
Year Ended December 31, 2017
Interest rate derivatives........................................  $         (8)
Foreign currency exchange rate derivatives.......................           (60)
Credit derivatives -- written....................................             2
                                                                   ------------
  Total..........................................................  $        (66)
                                                                   ============
Year Ended December 31, 2016
Interest rate derivatives........................................  $         (9)
Foreign currency exchange rate derivatives.......................           (10)
Credit derivatives -- written....................................             1
                                                                   ------------
  Total..........................................................  $        (18)
                                                                   ============
Year Ended December 31, 2015
Interest rate derivatives........................................  $         (7)
Foreign currency exchange rate derivatives.......................           141
Credit derivatives -- written....................................            (2)
                                                                   ------------
  Total..........................................................  $        132
                                                                   ============

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets to floating rate assets; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets.

   The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges were less than $1 million for both the years ended December 31, 2017 and 2016. The amount recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges was ($1) million for the year ended December 31, 2015. Changes in the estimated fair value of the derivatives were less than ($1) million, less than $1 million and less than ($1) million for the years ended December 31, 2017, 2016 and 2015, respectively. Changes in the estimated fair value of the hedged items were less than $1 million for both the years ended December 31, 2017 and 2016. Change in the estimated fair value of the hedged items was ($1) million for the year ended December 31, 2015.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). For both the years ended December 31, 2017 and 2016, there were no amounts reclassified into net derivative gains (losses) related to discontinued cash flow hedges. For the year ended December 31, 2015, the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for each of the years ended December 31, 2017, 2016 and 2015.

   At December 31, 2017 and 2016, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($12) million and $28 million, respectively.

   For the years ended December 31, 2017, 2016 and 2015, there were ($42) million, $7 million and $18 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For the year ended December 31, 2017, the amount reclassified to net derivative gains (losses) related to foreign currency swaps was ($2) million. For the years ended December 31, 2016 and 2015, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the years ended December 31, 2017, 2016 and 2015, there were no amounts reclassified to net investment income related to foreign currency swaps and the amount of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2017, the Company expected to reclassify ($1) million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $193 million at both December 31, 2017 and 2016. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At
December 31, 2017 and 2016, the Company would have received $5 million and $3 million, respectively, to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                     December 31,
                                    -------------------------------------------------------------------------------
                                                     2017                                    2016
                                    --------------------------------------- ---------------------------------------
                                                  Maximum                                 Maximum
                                    Estimated    Amount of                  Estimated    Amount of
                                    Fair Value     Future       Weighted    Fair Value     Future       Weighted
Rating Agency Designation of        of Credit  Payments under    Average    of Credit  Payments under    Average
Referenced                           Default   Credit Default   Years to     Default   Credit Default   Years to
Credit Obligations (1)                Swaps        Swaps       Maturity (2)   Swaps        Swaps       Maturity (2)
----------------------------------  ---------- -------------- ------------- ---------- -------------- -------------
                                                                 (Dollars in millions)
Baa
Credit default swaps referencing
 indices...........................  $      5   $       193           5.0    $      3    $       193          5.0

-----------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard & Poor's Global Ratings ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                               December 31,
                                                             ------------------------------------------------
                                                                       2017                        2016
                                                             -----------------------     -----------------------
Derivatives Subject to a Master Netting Arrangement or a
Similar Arrangement                                            Assets       Liabilities    Assets       Liabilities
------------------------------------------------------------ ----------    ------------  ----------    ------------
                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)........................................... $       62     $       51   $      100     $       16
OTC-cleared (1), (5)........................................          5             --            4             --
                                                             ----------     ----------   ----------     ----------
 Total gross estimated fair value of derivatives (1)........         67             51          104             16
Amounts offset on the consolidated balance sheets...........         --             --           --             --
                                                             ----------     ----------   ----------     ----------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1), (5).....................         67             51          104             16
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral...............................................        (22)           (22)          (7)            (7)
OTC-cleared.................................................         --             --           --             --
Cash collateral: (3)
OTC-bilateral...............................................        (40)            --          (85)            --
OTC-cleared.................................................         (5)            --           (4)            --
Securities collateral: (4)
OTC-bilateral...............................................         --            (21)          (5)            (5)
OTC-cleared.................................................         --             --           --             --
                                                             ----------     ----------   ----------     ----------
 Net amount after application of master netting agreements
   and collateral........................................... $       --     $        8   $        3     $        4
                                                             ==========     ==========   ==========     ==========

-----------
(1) At both December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $2 million. At both December 31, 2017 and 2016, derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($1) million.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $2 million and $6 million, respectively, which is not included in the table above due to the foregoing limitation. At both December 31, 2017 and 2016, the Company did not provide any excess cash collateral.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $5 million and $8 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $3 million and $0, respectively, for its OTC-bilateral derivatives. At both December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $5 million, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

(5) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of General American and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both General American and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that General American would be required to provide if there was a one-notch downgrade in its financial strength rating at the reporting date or if its financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                         December 31,
                                                                                                  --------------------------
                                                                                                      2017          2016
                                                                                                  ------------- ------------
                                                                                                        (In millions)
Estimated Fair Value of Derivatives in a Net Liability Position (1).............................. $          29 $          9
Estimated Fair Value of Collateral Provided:
Fixed maturity securities........................................................................ $          24 $          5
Cash............................................................................................. $          -- $         --
Estimated Fair Value of Incremental Collateral Provided Upon:
One-notch downgrade in financial strength rating................................................. $          -- $         --
Downgrade in financial strength rating to a level that triggers full overnight collateralization
 or termination of the derivative position....................................................... $           5 $          4

-----------
(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts are funds withheld on ceded reinsurance.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                        December 31,
                                                                                 -------------------------
                                                         Balance Sheet Location      2017            2016
                                                       ------------------------  ------------    ------------
                                                                                       (In millions)
Embedded derivatives within liability host contracts:
Funds withheld on ceded reinsurance...................    Other liabilities      $         25    $        (30)

   The following table presents changes in estimated fair value related to embedded derivatives:

                                           Years Ended December 31,
                                    ---------------------------------------
                                        2017          2016         2015
                                    ------------- ------------- -----------
                                                 (In millions)
     Net derivative gains (losses). $        (55) $        (19) $        80

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                                          December 31, 2017
                                                          --------------------------------------------------
                                                                  Fair Value Hierarchy
                                                          ------------------------------------
                                                                                                  Total
                                                                                                Estimated
                                                            Level 1     Level 2      Level 3    Fair Value
                                                          ----------- ------------ ----------- -------------
                                                                            (In millions)
Assets
Fixed maturity securities:
U.S. corporate........................................... $        -- $      2,907 $       238 $       3,145
Foreign corporate........................................          --        1,335         318         1,653
Foreign government.......................................          --        1,248          43         1,291
U.S. government and agency...............................         728          283          --         1,011
RMBS.....................................................          --          580          89           669
CMBS.....................................................          --          287           5           292
ABS......................................................          --          161          14           175
State and political subdivision..........................          --          120          --           120
                                                          ----------- ------------ ----------- -------------
  Total fixed maturity securities........................         728        6,921         707         8,356
                                                          ----------- ------------ ----------- -------------
Equity securities........................................          16           35          --            51
Short-term investments...................................          53           13           5            71
Derivative assets: (1)
Interest rate............................................          --           36          --            36
Foreign currency exchange rate...........................          --           24          --            24
Credit...................................................          --            5          --             5
                                                          ----------- ------------ ----------- -------------
  Total derivative assets................................          --           65          --            65
                                                          ----------- ------------ ----------- -------------
Separate account assets (2)..............................          94        1,734          --         1,828
                                                          ----------- ------------ ----------- -------------
  Total assets........................................... $       891 $      8,768 $       712 $      10,371
                                                          =========== ============ =========== =============
Liabilities
Derivative liabilities: (1)
Interest rate............................................ $        -- $          7 $        -- $           7
Foreign currency exchange rate...........................          --           45          --            45
                                                          ----------- ------------ ----------- -------------
  Total derivative liabilities...........................          --           52          --            52
                                                          ----------- ------------ ----------- -------------
Embedded derivatives within liability host contracts (3).          --           --          25            25
                                                          ----------- ------------ ----------- -------------
  Total liabilities...................................... $        -- $         52 $        25 $          77
                                                          =========== ============ =========== =============

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


                                                                            December 31, 2016
                                                          ----------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                             Total
                                                                                                           Estimated
                                                            Level 1         Level 2          Level 3       Fair Value
                                                          ------------    ------------    ------------    ------------
                                                                              (In millions)
Assets
Fixed maturity securities:
U.S. corporate........................................... $         --    $      2,940    $        182    $      3,122
Foreign corporate........................................           --           1,162             203           1,365
Foreign government.......................................           --           1,171              38           1,209
U.S. government and agency...............................          523             259              --             782
RMBS.....................................................           --             600              94             694
CMBS.....................................................           --             319               5             324
ABS......................................................           --             168              12             180
State and political subdivision..........................           --             132              --             132
                                                          ------------    ------------    ------------    ------------
  Total fixed maturity securities........................          523           6,751             534           7,808
                                                          ------------    ------------    ------------    ------------
Equity securities........................................           18              35              --              53
Short-term investments...................................           61             108              --             169
Derivative assets: (1)
Interest rate............................................           --              44              --              44
Foreign currency exchange rate...........................           --              54              --              54
Credit...................................................           --               4              --               4
                                                          ------------    ------------    ------------    ------------
  Total derivative assets................................           --             102              --             102
                                                          ------------    ------------    ------------    ------------
Separate account assets (2)..............................           23             801              --             824
                                                          ------------    ------------    ------------    ------------
  Total assets........................................... $        625    $      7,797    $        534    $      8,956
                                                          ============    ============    ============    ============
Liabilities
Derivative liabilities: (1)
Interest rate............................................ $         --    $          6    $         --    $          6
Foreign currency exchange rate...........................           --              11              --              11
                                                          ------------    ------------    ------------    ------------
  Total derivative liabilities...........................           --              17              --              17
                                                          ------------    ------------    ------------    ------------
Embedded derivatives within liability host contracts (3).           --              --             (30)            (30)
                                                          ------------    ------------    ------------    ------------
  Total liabilities...................................... $         --    $         17    $        (30)   $        (13)
                                                          ============    ============    ============    ============

-----------
(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets.

(2) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(3) Embedded derivatives within liability host contracts are presented within other liabilities on the consolidated balance sheets.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities at December 31, 2017.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities and Short-term Investments

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                 Level 2                                            Level 3
Instrument                  Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
Fixed maturity securities
-----------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market and   Valuation Approaches: Principally the market
            income approaches.                                 approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . illiquidity premium
            . benchmark yields; spreads off benchmark yields;  . delta spread adjustments to reflect specific
              new issuances; issuer rating                       credit-related issues
            . trades of identical or comparable securities;
              duration                                         . credit spreads
            . Privately-placed securities are valued using     . quoted prices in markets that are not active
              the additional key inputs:                         for identical or similar securities that are
             . market yield curve; call provisions               less liquid and based on lower levels of
             . observable prices and spreads for similar         trading activity than securities classified in
               public or private securities that incorporate     Level 2
               the credit quality and industry sector of the   . independent non-binding broker quotations
               issuer
             . delta spread adjustments to reflect specific
               credit-related issues
-----------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. government and agency and State and political subdivision securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market       Valuation Approaches: Principally the market
            approach.                                          approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields    . quoted prices in markets that are not active
                                                                 for identical or similar securities that are
            . the spread off the U.S. Treasury yield curve       less liquid and based on lower levels of
              for the identical security                         trading activity than securities classified in
            . issuer ratings and issuer spreads;                 Level 2
              broker-dealer quotes                             . credit spreads
            . comparable securities that are actively traded
-----------------------------------------------------------------------------------------------------------------
 Structured Securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market and   Valuation Approaches: Principally the market and
            income approaches.                                 income approaches.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . credit spreads
            . spreads for actively traded securities; spreads  . quoted prices in markets that are not active
              off benchmark yields                               for identical or similar securities that are
            . expected prepayment speeds and volumes             less liquid and based on lower levels of
            . current and forecasted loss severity; ratings;     trading activity than securities classified in
              geographic region                                  Level 2
            . weighted average coupon and weighted average     . independent non-binding broker quotations
              maturity
            . average delinquency rates; debt-service
              coverage ratios
            . issuance-specific information, including, but
              not limited to:
             . collateral type; structure of the security;
               vintage of the loans
             . payment terms of the underlying assets
             . payment priority within the tranche; deal
               performance
-----------------------------------------------------------------------------------------------------------------
Equity securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market
            approach.                                          . N/A
            Key Input:
            . quoted prices in markets that are not
              considered active
-----------------------------------------------------------------------------------------------------------------
Short-term investments
-----------------------------------------------------------------------------------------------------------------
            . Short-term investments are of a similar nature   . Short-term investments are of a similar nature
              and class to the fixed maturity and equity         and class to the fixed maturity securities
              securities described above; accordingly, the       described above; accordingly, the valuation
              valuation techniques and observable inputs used    techniques and unobservable inputs used in
              in their valuation are also similar to those       their valuation are also similar to those
              described above.                                   described above.
-----------------------------------------------------------------------------------------------------------------
Separate account assets (1)
-----------------------------------------------------------------------------------------------------------------
 Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
-----------------------------------------------------------------------------------------------------------------
            Key Input:                                         .  N/A
            . quoted prices or reported net asset value
              provided by the fund managers

-----------

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)

    (1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, short-term investments and cash and cash equivalents.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives Valuation Approaches and Key Inputs:

      Level 2 includes all types of derivatives utilized by the Company.

      Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

                                                                                    Foreign Currency
             Instrument                            Interest Rate                      Exchange Rate                Credit
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 by            . swap yield curves                    . swap yield curves            . swap yield curves
 instrument type                       . basis curves                         . basis curves                 . credit curves
                                                                              . currency spot rates          . recovery rates
                                                                              . cross currency basis curves

  Embedded Derivatives

     Embedded derivatives are included within funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Liability Host Contracts

     Level 3 Valuation Approaches and Key Inputs:

       Embedded derivatives within funds withheld on ceded reinsurance

          These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both December 31, 2017 and 2016.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                            December 31, 2017                     December 31, 2016
                                                        --------------------------            -------------------------

                                     Significant                               Weighted                              Weighted
            Valuation Techniques  Unobservable Inputs       Range             Average (1)         Range             Average (1)
            -------------------- ---------------------- -------------         ------------    -------------         -----------

 Fixed
 maturity
 securities
 (3)

 U.S.
 corporate
 and
 foreign
 corporate. . Matrix pricing      . Offered quotes (4)   93      -    124         108          94      -    126         106
            . Market pricing      . Quoted prices (4)    65      -    374         184           6      -    305         195
            ------------------------------------------------------------------------------------------------------------------
            . Consensus pricing   . Offered quotes (4)                                         117     -    117         117
 Foreign
 government
            . Market pricing      . Quoted prices (4)    106     -    131         131
            ------------------------------------------------------------------------------------------------------------------
RMBS....... . Market pricing      . Quoted prices (4)    70      -    101          95          61      -    137         91
            ------------------------------------------------------------------------------------------------------------------
ABS........ . Market pricing      . Quoted prices (4)    90      -    103          98          99      -    100         99
            ------------------------------------------------------------------------------------------------------------------

               Impact of
            Increase in Input
              on Estimated
             Fair Value (2)
            -----------------

 Fixed
 maturity
 securities
 (3)

 U.S.
 corporate
 and
 foreign
 corporate.    Increase
               Increase

               Increase
 Foreign
 government
               Increase

RMBS.......    Increase (5)

ABS........    Increase (5)

-----------

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

     The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including embedded derivatives within funds withheld on ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ----------------------------------------------------------------------------
                                                     Fixed Maturity Securities
                                         ------------------------------------------------
                                                                                   State and
                                                         Foreign      Structured   Political    Short-term     Net Embedded
                                         Corporate (1)  Government    Securities  Subdivision   Investments   Derivatives (2)
                                         -------------  ----------    ----------  -----------   -----------   ---------------
                                                                         (In millions)
Balance, January 1, 2016................  $       285   $      147    $      100  $        2    $        2      $       50
Total realized/unrealized gains
 (losses) included in net income
 (loss) (3) (4).........................            2           --             3          --            --             (20)
Total realized/unrealized gains
 (losses) included in AOCI..............            7           --             1          --            --              --
Purchases (5)...........................          106           --            29          --            --              --
Sales (5)...............................          (10)          --           (14)         --            --              --
Issuances (5)...........................           --           --            --          --            --              --
Settlements (5).........................           --           --            --          --            --              --
Transfers into Level 3 (6)..............           25           --            --          --            --              --
Transfers out of Level 3 (6)............          (30)        (109)           (8)         (2)           (2)             --
                                          -----------   ----------    ----------  ----------    ----------      ----------
Balance, December 31, 2016..............          385           38           111          --            --              30
Total realized/unrealized gains
 (losses) included in net income
 (loss) (3) (4).........................            2           (1)            2          --            --             (55)
Total realized/unrealized gains
 (losses) included in AOCI..............           89            5             4          --            --              --
Purchases (5)...........................          211            1            23          --             5              --
Sales (5)...............................          (76)          --           (29)         --            --              --
Issuances (5)...........................           --           --            --          --            --              --
Settlements (5).........................           --           --            --          --            --              --
Transfers into Level 3 (6)..............            2           --             3          --            --              --
Transfers out of Level 3 (6)............          (57)          --            (6)         --            --              --
                                          -----------   ----------    ----------  ----------    ----------      ----------
Balance, December 31, 2017..............  $       556   $       43    $      108  $       --    $        5      $      (25)
                                          ===========   ==========    ==========  ==========    ==========      ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015 (7)...............................  $         1   $        1    $        3  $       --    $       --      $       80
                                          ===========   ==========    ==========  ==========    ==========      ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (7)..............................  $         2   $       --    $        2  $       --    $       --      $      (19)
                                          ===========   ==========    ==========  ==========    ==========      ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (7)..............................  $         2   $       --    $        2  $       --    $       --      $      (55)
                                          ===========   ==========    ==========  ==========    ==========      ==========
Gains (Losses) Data for the year ended
 December 31, 2015:
Total realized/unrealized gains
 (losses) included in net income
 (loss) (3) (4).........................  $         3   $        1    $        3  $       --    $       --      $       80
Total realized/unrealized gains
 (losses) included in AOCI..............  $       (10)  $        9    $       (2) $       --    $       --      $       --

-----------
(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivative gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2017
                                             ------------------------------------------------------
                                                                 Fair Value Hierarchy
                                                           --------------------------------      Total
                                              Carrying                                         Estimated
                                               Value        Level 1       Level 2    Level 3   Fair Value
                                             ----------    ----------    ---------- ---------- ----------
                                                                 (In millions)
Assets
Mortgage loans.............................. $      980    $       --    $       -- $    1,033 $    1,033
Policy loans................................ $    1,664    $       --    $       44 $    2,133 $    2,177
Other invested assets....................... $      103    $       --    $      110 $       -- $      110
Premiums, reinsurance and other receivables. $      331    $       --    $        4 $      337 $      341
Liabilities
Policyholder account balances............... $    1,713    $       --    $       -- $    1,883 $    1,883
Long-term debt.............................. $      104    $       --    $      130 $       -- $      130
Other liabilities........................... $       26    $       --    $       26 $       -- $       26
Separate account liabilities................ $       61    $       --    $       61 $       -- $       61

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


                                                               December 31, 2016
                                             ------------------------------------------------------
                                                                 Fair Value Hierarchy
                                                           --------------------------------
                                                                                                    Total
                                              Carrying                                            Estimated
                                               Value        Level 1       Level 2       Level 3   Fair Value
                                             ----------    ----------    ----------    ---------- ----------
                                                                 (In millions)
Assets
Mortgage loans.............................. $      857    $       --    $       --    $      870 $      870
Policy loans................................ $    1,680    $       --    $       45    $    2,090 $    2,135
Other invested assets....................... $      103    $       --    $      110    $       -- $      110
Premiums, reinsurance and other receivables. $      353    $       --    $       28    $      329 $      357
Liabilities
Policyholder account balances............... $    1,718    $       --    $       --    $    1,891 $    1,891
Long-term debt.............................. $      104    $       --    $      126    $       -- $      126
Other liabilities........................... $        4    $       --    $        4    $       -- $        4
Separate account liabilities................ $       56    $       --    $       56    $       -- $       56

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Other Invested Assets

     These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amounts receivable for securities sold but not yet settled.

     Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts due for securities sold, classified within Level 2, are generally received over short periods such that the estimated fair value approximates carrying value.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

     The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

     Other liabilities consist primarily of interest payable and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8. Long-term Debt

   The Company's long-term debt outstanding is comprised of a surplus note due in January 2024, which bears interest at a fixed rate of 7.63%. The outstanding balance of the surplus note was $104 million at both December 31, 2017 and 2016.

   Payments of interest and principal on the Company's surplus note are subordinate to all other obligations and may be made only with the prior approval of the insurance department of the state of domicile.

   Interest expense related to the surplus note, included in other expenses, was $9 million for each of the years ended December 31, 2017, 2016 and 2015.

Letters of Credit

   The Company had access to credit facilities from various banks indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit were $3 million, $2 million and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were included in other expenses. At December 31, 2017, the Company had $25 million in letters of credit outstanding.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)



9. Equity

Statutory Equity and Income

   The state of domicile of General American imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for General American was in excess of 500% for all periods presented.

   General American prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Missouri Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from General American, which are derived from the statutory-basis financial statements as filed with the Missouri Department of Insurance.

   Statutory net income (loss) was as follows:

                                                          Years Ended December 31,
                                                     -----------------------------------
 Company                           State of Domicile    2017       2016         2015
--------------------------------- ------------------ ---------- --------    ------------
                                                                (In millions)
 General American Life Insurance
  Company........................      Missouri      $       90 $       (2)  $       204

   Statutory capital and surplus was as follows at:

                                                       December 31,
                                                  ----------------------
         Company                                    2017        2016
        ----------------------------------------- --------- ------------
                                                      (In millions)
         General American Life Insurance Company. $     988  $       923

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Equity (continued)


Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by General American to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                                2018            2017         2016
                                          ----------------- ------------ -------------
                                          Permitted Without
 Company                                    Approval (1)        Paid         Paid
----------------------------------------- ----------------- ------------ -------------
                                                         (In millions)
 General American Life Insurance Company.  $            118 $          1 $          --

-----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2017, some or all of such dividends may require regulatory approval.

   Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). General American will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                              Unrealized                             Foreign      Defined
                                           Investment Gains     Unrealized Gains    Currency      Benefit
                                           (Losses), Net of       (Losses) on      Translation     Plans
                                          Related Offsets (1)     Derivatives      Adjustments   Adjustment       Total
                                         --------------------  -----------------  ------------  ------------  ------------
                                                                           (In millions)
Balance at December 31, 2014............        $         496       $          1  $        (11) $         (9) $        477
OCI before reclassifications............                 (471)                18            (3)           --          (456)
Deferred income tax benefit (expense)...                  164                 (7)            3            --           160
                                         --------------------  -----------------  ------------  ------------  ------------
  AOCI before reclassifications, net of
   income tax...........................                  189                 12           (11)           (9)          181
Amounts reclassified from AOCI..........                   (2)                --            --             1            (1)
Deferred income tax benefit (expense)...                    1                 --            --            --             1
                                         --------------------  -----------------  ------------  ------------  ------------
  Amounts reclassified from AOCI, net
   of income tax........................                   (1)                --            --             1            --
                                         --------------------  -----------------  ------------  ------------  ------------
Balance at December 31, 2015............                  188                 12           (11)           (8)          181
OCI before reclassifications............                   79                  7            (2)           (1)           83
Deferred income tax benefit (expense)...                  (28)                (2)           --            --           (30)
                                         --------------------  -----------------  ------------  ------------  ------------
  AOCI before reclassifications, net of
   income tax...........................                  239                 17           (13)           (9)          234
Amounts reclassified from AOCI..........                    8                 --            --             1             9
Deferred income tax benefit (expense)...                   (2)                --            --            --            (2)
                                         --------------------  -----------------  ------------  ------------  ------------
  Amounts reclassified from AOCI, net
   of income tax........................                    6                 --            --             1             7
                                         --------------------  -----------------  ------------  ------------  ------------
Balance at December 31, 2016............                  245                 17           (13)           (8)          241
OCI before reclassifications............                  245                (42)            2            (1)          204
Deferred income tax benefit (expense)...                  (81)                15            (1)            1           (66)
                                         --------------------  -----------------  ------------  ------------  ------------
  AOCI before reclassifications, net of
   income tax...........................                  409                (10)          (12)           (8)          379
Amounts reclassified from AOCI..........                    6                  2            --             1             9
Deferred income tax benefit (expense)...                   (2)                (1)           --            (1)           (4)
                                         --------------------  -----------------  ------------  ------------  ------------
  Amounts reclassified from AOCI, net
   of income tax........................                    4                  1            --            --             5
                                         --------------------  -----------------  ------------  ------------  ------------
Balance at December 31, 2017............        $         413       $         (9) $        (12) $         (8) $        384
                                         ====================  =================  ============  ============  ============

-------------
(1) See Note 5 for information on offsets to investments related to future policy benefits and DAC and VOBA.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                               Consolidated Statements of
 AOCI Components                                        Amounts Reclassified from AOCI             Operations Locations
--------------------------------------------------  -------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                    -------------------------------------
                                                        2017          2016          2015
                                                    -----------   -----------   -----------
                                                                (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)........... $        (7)  $        (7)  $         3   Net investment gains (losses)
Net unrealized investment gains (losses)...........           1            --            --   Net investment income
Net unrealized investment gains (losses)...........          --            (1)           (1)  Net derivative gains (losses)
                                                    -----------   -----------   -----------
 Net unrealized investment gains (losses), before
  income tax.......................................          (6)           (8)            2
Income tax (expense) benefit.......................           2             2            (1)
                                                    -----------   -----------   -----------
 Net unrealized investment gains (losses), net of
  income tax.......................................          (4)           (6)            1
                                                    -----------   -----------   -----------
Unrealized gains (losses) on derivatives - cash
 flow hedges:
Foreign currency swaps.............................          (2)           --            --   Net derivative gains (losses)
                                                    -----------   -----------   -----------
 Gains (losses) on cash flow hedges, before
  income tax.......................................          (2)           --            --
 Income tax (expense) benefit......................           1            --            --
                                                    -----------   -----------   -----------
 Gains (losses) on cash flow hedges, net of
  income tax.......................................          (1)           --            --
                                                    -----------   -----------   -----------
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses).......          (1)           (1)           (1)
Amortization of prior service (costs) credit.......          --            --            --
                                                    -----------   -----------   -----------
 Amortization of defined benefit plan items,
  before income tax................................          (1)           (1)           (1)
Income tax (expense) benefit.......................           1            --            --
                                                    -----------   -----------   -----------
  Amortization of defined benefit plan items, net
   of income tax...................................          --            (1)           (1)
                                                    -----------   -----------   -----------
  Total reclassifications, net of income tax....... $        (5)  $        (7)  $        --
                                                    ===========   ===========   ===========

-----------
(1) These AOCI components are included in the computation of net periodic benefit costs.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)



10. Other Expenses

   Information on other expenses was as follows:

                                                               Years Ended December 31,
                                                          ----------------------------------
                                                             2017        2016        2015
                                                          ----------  ----------  ----------
                                                                     (In millions)
General and administrative expenses...................... $       19  $       10  $       27
Pension, postretirement and postemployment benefit costs.          3           3           3
Premium taxes, other taxes, and licenses & fees..........         15           4           6
Commissions and other variable expenses..................         87         164         175
Capitalization of DAC....................................        (81)       (128)       (143)
Amortization of DAC and VOBA.............................          1          81          76
Interest expense on debt.................................          9           9           9
                                                          ----------  ----------  ----------
 Total other expenses.................................... $       53  $      143  $      153
                                                          ==========  ==========  ==========

   Certain prior year amounts have been reclassified to conform to the current year presentation, which has been revised to align the expense categories with the Company's businesses. The reclassifications did not result in a change to total other expenses.

Capitalization of DAC and Amortization of DAC and VOBA

   See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

   See Note 8 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 4 and 13 for a discussion of affiliated expenses included in the table above.

11. Income Tax

   On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018, and a territorial international tax system which generally eliminates U.S. federal income tax on dividends received from foreign subsidiaries.

   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                                      U.S. Tax Reform
                                                                                    ------------------
                                                                                       (In millions)
Income (loss) before provision for income tax...................................... $               --
Provision for income tax expense (benefit):
Deferred tax revaluation...........................................................               (103)
                                                                                    ------------------
 Total provision for income tax expense (benefit)..................................               (103)
                                                                                    ------------------
Income (loss), net of income tax...................................................                103
Income tax (expense) benefit related to items of other comprehensive income (loss).                  5
                                                                                    ------------------
Increase to net equity from U.S. Tax Reform........................................ $              108
                                                                                    ==================

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Income Tax (continued)


   In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company has recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company has recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates will be reported as provisional amounts during a measurement period, which will not exceed one year from the date of enactment of U.S. Tax Reform. The Company may reflect adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   The following item is considered a provisional estimate due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis will be required to complete the accounting for this item:

   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded over the next few years. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.6%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. The Company has recorded a less than $1 million tax charge included within the deferred tax revaluation.

   The provision for income tax was as follows:

                                                  Years Ended December 31,
                                            ------------------------------------
                                               2017        2016         2015
                                            ----------  ----------  ------------
                                                       (In millions)
Current:
Federal.................................... $      (21) $       18  $          7
Foreign....................................         --          --            20
                                            ----------  ----------  ------------
Subtotal...................................        (21)         18            27
                                            ----------  ----------  ------------
Deferred:
Federal....................................        (50)        (38)           76
                                            ----------  ----------  ------------
Provision for income tax expense (benefit). $      (71) $      (20) $        103
                                            ==========  ==========  ============

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    Years Ended December 31,
                                             --------------------------------------
                                                 2017          2016         2015
                                             ------------  -----------  -----------
                                                          (In millions)
Tax provision at U.S. statutory rate........ $         44  $        (6) $       104
Tax effect of:..............................
Tax-exempt income...........................           (3)          (5)          --
Prior year tax..............................           (7)          (8)          --
U.S. Tax Reform impact......................         (103)          --           --
Dividend received deduction.................           (1)          (1)          (1)
Other, net..................................           (1)          --           --
                                             ------------  -----------  -----------
 Provision for income tax expense (benefit). $       (71)  $      (20)  $       103
                                             ============  ===========  ===========

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                       December 31,
                                                  ----------------------
                                                     2017        2016
                                                  ----------  ----------
                                                       (In millions)
       Deferred income tax assets:
       Tax credit carryforwards.................. $       26  $       55
       Policyholder liabilities and receivables..          8          45
       Employee benefits.........................          7          12
       Investments, including derivatives........         36          71
       Other.....................................          9          --
                                                  ----------  ----------
       Total deferred income tax assets..........         86         183
                                                  ----------  ----------
       Deferred income tax liabilities:
       Net unrealized investment gains...........        129         141
       DAC.......................................         85         131
       Intangibles...............................          9          17
       Other.....................................         --          11
                                                  ----------  ----------
       Total deferred income tax liabilities.....        223         300
                                                  ----------  ----------
       Net deferred income tax asset (liability). $     (137) $     (117)
                                                  ==========  ==========

   Tax credit carryforwards of $28 million at December 31, 2017 will expire beginning in 2022.

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $26 million and $1 million for the years ended December 31, 2017 and 2016, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations in major taxing jurisdictions for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the year 2006 is not expected to have a material impact on the Company's consolidated financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   The Company had no unrecognized tax benefits for the year ended December 31, 2017. Unrecognized tax benefits were $7 million for both of the years ended December 31, 2016 and 2015. Unrecognized tax benefits, that if recognized, would impact the effective tax rate were $7 million for both of the years ended December 31, 2016 and 2015.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Income Tax (continued)


   Interest recognized on the consolidated statements of operations was ($2) million for the year ended December 31, 2017. The Company had no interest recognized on the consolidated statements of operations for both of the years ended December 31, 2016 and 2015. There was no interest included in other liabilities on the consolidated balance sheet at December 31, 2017. The Company had $2 million of interest included in other liabilities on the consolidated balance sheet at December 31, 2016.

   The Company had no penalties for the years ended December 31, 2017, 2016 and 2015.

   Prior to U.S. Tax Reform, the dividends received deduction ("DRD") related to variable life insurance and annuity contracts was generally based on a company specific percentage referred to as the company's share. The calculation of this amount was subject to significant dispute between taxpayers and the IRS. U.S. Tax Reform eliminated this dispute by fixing the calculation to a specific percentage subsequent to 2017.

   The Company recognized an income tax benefit of $1 million related to the separate account DRD for each of the years ended December 31, 2017, 2016 and 2015.

12. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Sales Practices Claims

      The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Regulatory authorities in a small number of states and the Financial Industry Regulatory Authority, and occasionally the SEC, have also conducted investigations or inquiries relating to sales of individual life insurance policies or annuities or other products issued by the Company. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

  Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Contingencies, Commitments and Guarantees (continued)

  premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                           December 31,
                                                                       ---------------------
                                                                          2017       2016
                                                                       ---------- ----------
                                                                           (In millions)
Other Assets:
Premium tax offset for future discounted and undiscounted assessments. $        3 $        4
Premium tax offset currently available for paid assessments...........          1         --
                                                                       ---------- ----------
Total................................................................. $        4 $        4
                                                                       ========== ==========
Other Liabilities:
Insolvency assessments................................................ $        4 $        5
                                                                       ========== ==========

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $4 million and $19 million at December 31, 2017 and 2016, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $112 million and $160 million at December 31, 2017 and 2016, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation of less than $1 million, with a cumulative maximum of less than $1 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2017 and 2016.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)



13. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $36 million, $29 million and $31 million for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $1 million, $1 million and $2 million for the years ended
December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $0, $1 million and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company had net receivables from affiliates, related to the items discussed above, of $4 million and $5 million at December 31, 2017 and 2016, respectively.

   See Notes 4 and 5 for additional information on related party transactions.

14. Subsequent Event

   The Company has evaluated events subsequent to December 31, 2017, through April 12, 2018, which is the date these consolidated financial statements were available to be issued.

Merger

   In February 2018, the Company's Board of Directors approved the merger of General American and Metropolitan Tower Life Insurance Company ("MTL"), a wholly-owned subsidiary of MetLife, Inc. MTL will be the surviving entity and expects to redomicile from Delaware to Nebraska. The Company expects the completion of the merger in the first half of 2018, subject to certain regulatory approvals.

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                                     PART C


                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

     1. Report of Independent Registered Public Accounting Firm.



     2. Statements of Assets and Liabilities as of December 31, 2017.


     3. Statements of Operations for the year ended December 31, 2017.


     4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.



     5. Notes to the Financial Statements.



The following financial statements and financial statement schedules of the Company are included in Part B hereof:


     1. Report of Independent Registered Public Accounting Firm.



     2. Balance Sheets as of December 31, 2017 and 2016.


     3. Statements of Operations for the years ended December 31, 2017, 2016 and 2015.


     4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.


     5. Statements of Stockholder's Equity for the years ended December 31, 2017, 2016 and 2015.


     6. Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.



     7. Notes to the Financial Statements.



     8. Financial Statement Schedules.


The following consolidated financial statements of Metropolitan Tower Life Insurance Company (the "Guarantor") and subsidiaries are included in Part B hereof:

     1. Independent Auditors' Report.


     2. Consolidated Balance Sheets as of December 31, 2017 and 2016.


     3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.


     4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.


     5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2017, 2016 and 2015.


     6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.


     7. Notes to the Consolidated Financial Statements.


Narrative description of the pro forma effects of the merger of Metropolitan Tower Life Insurance Company and General American Life Insurance Company.


The following consolidated financial statements of General American Life Insurance Company and subsidiary are included in Part B hereof:


     1. Independent Auditors' Report.



     2. Consolidated Balance Sheets as of December 31, 2017 and 2016.


     3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.




     4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.


     5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2017, 2016 and 2015.

     6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.



     7.  Notes to the Consolidated Financial Statements.



b. Exhibits


1. (i) Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.(1)



   (ii) Certificate of Assistant Secretary of the Resolutions of Board of Directors of the Company authorizing the name change of the Separate Account (effective August 24, 2016) (36)



2.             Not Applicable.


3. (i)         Principal Underwriter's Agreement.(4)


   (ii)        Form of Retail Sales Agreement (MLIDC 11-01-05 (LTC)) (13)


   (iii)       Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (16)


   (iv)        Form of Retail Sales Agreement (2-10) and Schedule of
               Differences (22)


   (v)         Retail Sales Agreement and Amendments (Edward Jones) (23)


   (vi)        Selling Agreement and Amendments (UBS Financial Services Inc.)
               (22)


   (vii)       Selling Agreement and Amendments (Merrill Lynch) (25)


   (viii)      Selling Agreement and Amendments (Citigroup Global Markets
               Inc.) (25)


   (ix)        Selling Agreement and Amendments (Citicorp Investment Services)
               (25)


   (x) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (30)


   (xi) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities. LLC (effective March 6, 2017) (35)



   (xii)       Form of Brighthouse Securities, LLC Sales Agreement (36)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract.(2)


   (ii)        Fixed Account Rider.(2)


   (iii)       Enhanced Dollar Cost Averaging Rider.(2)


   (iv)        Three Month Market Entry Rider.(2)


   (v)         Death Benefit Rider - (Annual Step-Up).(2)


   (vi) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider.(2)


   (vii)       Waiver of Withdrawal Charge for Terminal Illness Rider.(2)


   (viii)      Individual Retirement Annuity Endorsement.(2)


   (ix)        Roth Individual Retirement Annuity Endorsement.(2)


   (x)         401 Plan Endorsement.(2)


   (xi)        Tax Sheltered Annuity Endorsement.(2)


   (xii)       Unisex Annuity Rates Rider.(2)


   (xiii)      Simple Individual Retirement Annuity Endorsement.(2)


   (xiv) Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company; formerly First Cova Life Insurance Company.(4)


   (xv)        Individual Retirement Annuity Endorsement 6023.1 (9/02)(6)


   (xvi)       Tax Sheltered Annuity Endorsement 6026.1 (9/02)(6)


   (xvii)      Roth Individual Retirement Annuity Endorsement 6024.1 (9/02)(6)

   (xviii)     401 (a)/403 (a) Plan Endorsement 6025.1 (9/02)(6)


   (xix)       Simple Individual Retirement Annuity Endorsement 6276 (9/02)(6)


   (xx)        Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05)(7)


   (xxi)       Guaranteed Withdrawal Benefit Endorsement FMLI-GWB (11/05)-E
               (7)


   (xxii)      Guaranteed Minimum Accumulation Benefit Rider - Living Benefit
               (GMAB) FMLI-670-1 (11/05)(7)


   (xxiii)     Form of Contract Schedule 6028-3 (11/05)-C (Class L)(8)


   (xxiv)      Form of Contract Schedule 6028-3 (11/05)-L (Class L-4 Year)(8)


   (xxv) Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (9)


   (xxvi)      Form of Lifetime Guaranteed Withdrawal Benefit Rider (11)


   (xxvii)     Form of Guaranteed Minimum Income Benefit Rider (11)


   (xxviii)    Form of Contract Schedule (enhanced GMIB Plus) (11)


   (xxix)      Lifetime Guaranteed Withdrawal Benefit Rider (12)


   (xxx)       Form of Contract Schedule (Class L) 6028-3 (11/05)-C (14)


   (xxxi)      Form of Contract Schedule (Class L) 6028-3 (11/05)-L (14)


   (xxxii)     Death Benefit Rider - (Principal Protection) 6016 (02/02). (16)


   (xxxiii)    Form of Contract Schedule 6028 (7/08) (21)


   (xxxiv)     Form of Contract Schedule MLIU-ELGWB (4/08) (21)


   (xxxv) Form of Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-4 (7/08) (21)


   (xxxvi) Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-4 (7/08) (21)


   (xxxvii) Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E (25)


   (xxxviii)   Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08)
               (26)


   (xxxix)     Form of Contract Schedule 6028-5 (9/10)-L (27)


   (xl)        401 (a)/403 (a) Plan Endorsement 401-3 (5/11) (28)


   (xli) Brighthouse Life Insurance Company of NY Name Change Endorsement (effective March 6, 2017) 5-E133-16-NY (35)


5. (i)         Variable Annuity Application.(3)


   (ii)        Form of Variable Annuity Application Class L 4477 (7/05)
               APPVA1105LNY (8)


   (iii)       Form of Variable Annuity Application Class L (14)


   (iv)        Form of Variable Annuity Application (21)


   (v)         Form of Variable Annuity Application Class L 4477 (1/11) (27)


   (vi)        Form of Variable Annuity Application Class L 6280 (1/11) (27)


6. (i)         Copy of Articles of Incorporation of the Company.(1)


   (ii)        Copy of Amended and Restated Bylaws of the Company.(3)


   (iii)       Copy of Amended Charter of the Company (34)


   (iv)        Copy of Amended and Restated By-Laws of the Company (34)


7. (i) (a)     Reinsurance Agreement between First MetLife Investors Insurance
               Company and Metropolitan Life Insurance Company. (effective July
               1, 2002) (5)


       (b) Amendment No. 1, as of May 1, 2003 and Amendment No.2, as of May 1, 2004 to the Reinsurance Agreement (the "Agreement") between First MetLife Investors Insurance Company

              (the"Cedent") and Metropolitan Life Insurance Company (the "Reinsurer") (effective July 1, 2002) (38)




   (c) Modified Coinsurance Agreement between MetLife Investors Insurance Company, First MetLife Investors Insurance Company and Metropolitan Life Insurance Company, effective July 1, 2002 ("Agreement"), Recapture of Reinsurance (dated October 27, 2004 and effective November 30, 2004)(38)



   (ii) Reinsurance Agreement and Administrative Services Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company. (effective January 1, 2006)
              (20)


   (iii)(a) Automatic Reinsurance Agreement between First MetLife Investors Insurance Company and ExeterReassurance Company, Ltd. (effective December 1, 2004) (28)


   (b) Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent")and Exeter Reassurance Company, Ltd. (the "Reinsurer") (28)


   (c) Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (30)


   (d) Amendment No. 20 and Amendment No. 21 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (31)


   (iv) Partial Commutation Agreement between FirstMetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (dated November 1, 2014) (33)


   (v) Reinsurance Agreement between FirstMetLife Investors Insurance Company and Metropolitan Life Insurance Company (dated November 1, 2014) (33)



   (vi) Assignment and Novation Agreement for Reinsurance Agreement (Treaty ID Number NYC10003153.T01.27259 between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company and MetLife Insurance Company USA (effective January 30,
              2017) (37)



8. (i) (a)    Participation Agreement Among Met Investors Series Trust, Met
              Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (February 12,
              2001) (3)


   (b) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated May 1, 2009) (29)


   (c) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (29)


   (d) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (35)


   (ii) Participation Agreement Among Metropolitan Series Fund Inc., Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (February 1, 2001)(3)



   (iii) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company, and First MetLife Investors Insurance Company (effective July 1,
              2004)(10)


   (iv) Guarantee Agreement (General American Life Insurance Company) (June 1, 1995)(15)


   (v) Participation Agreement Among Metropolitan Series Fund Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and First MetLife Investors Insurance Company (effective April 30,
              2007)(16)


   (vi)(a) Participation Agreement Among Metropolitan Series Fund Inc., MetLife Advisors, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31, 2007)(19)

     (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (29)


     (c) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (35)


9. (i)         Opinion of Counsel (17)


   (ii)        Opinion of Counsel (General American Life Insurance Company)
               (15)



10. (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Registrant and the Depositor (Filed herewith.)




   (ii) Consent of Independent Auditors (Deloitte & Touche LLP) for the Guarantor (Metropolitan Tower Life Insurance Company) (Filed herewith.)


   (iii) Consent of Independent Auditors (Deloitte & Touche LLP) (General American Life Insurance Company) (Filed herewith.)



11.            Not Applicable.


12.            Not Applicable.



13. (i) Powers of Attorney for Brighthouse Life Insurance Company of NY for Peter M. Carlson, Kimberly A. Berwanger, Norse N. Blazzard, David W. Chamberlin, Richard A. Hemmings, Richard C. Pearson, Conor E. Murphy, Mayer Naiman and Lynn A. Dumais (Filed herewith.)




(ii) Powers of Attorney for Metropolitan Tower Life Insurance Company for Marlene Debel, William O'Donnell, Anne Belden,
               Michael D. Borowski, Frank Cassandra, Andrew Kaniuk,
               John D. McCallion, Richard J. Leist, Alessandro Papa and
               Michael Zarcone. (Filed herewith.)

(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.


(2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 19, 2002.


(3) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on October 15, 2002.


(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.


(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on May 1, 2003.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.


(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 15, 2005.


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.

(13) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 24, 2006.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 21, 2006.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed on July 27, 2006.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 18, 2007.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on July 12, 2007.


(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.


(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.


(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.


(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.


(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on October 9, 2009.


(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 15, 2010.


(25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.


(26) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.


(27) incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 14, 2011.


(28) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.


(29) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.


(30) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.

(31) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2014.

(32) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 19, 2013.

(33) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2015.

(34) incorporated herein by reference to Company's Amendment No. 1 to Form 10 (File No. 000-55705) as electronically filed on December 23, 2016.

(35) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.


(36) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) filed electronically on December 14, 2017.

(37) incorporated herein by reference to Registrants Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed April 18, 2018.

(38) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 18, 2012.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------





Peter M. Carlson                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Kimberly A. Berwanger               Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Norse N. Blazzard       Director
285 Madison Avenue
New York, NY 10017

David W. Chamberlin        Director, Vice President and Controller
18205 Crane Nest Drive     (principal accounting officer)
Tampa, FL 33647





Richard A. Hemmings     Director
285 Madison Avenue
New York, NY 10017





Richard C. Pearson      Director
285 Madison Avenue
New York, NY 10017





Mayer Naiman            Director
285 Madison Avenue
New York, NY 10017





Conor E. Murphy                     Director, Vice President and Head of Client Solutions and Strategy
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277

Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                 Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President-Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Lynn Dumais                         Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott             Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277

D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277




Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277




Mathew Quale                        Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company of NY under New York state insurance law. Brighthouse Life Insurance Company of NY is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                b.   Brighthouse Life Insurance Company of NY (NY)
                                                c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                d.   Brighthouse Renewables Holdings, LLC (DE)
                                                e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                f.   Brighthouse Assignment Company (CT)

                                                 g.   ML 1065 Hotel, LLC (DE)
                                                 h.   TIC European Real Estate LP, LLC (DE)
                                                 i.   Euro TL Investments LLC (DE)
                                                 j.   Greater Sandhill I, LLC (DE)
                                                 k.   1075 Peachtree, LLC (DE)
                                                 l.   TLA Holdings LLC (DE)
                                                 m.   The Prospect Company (DE)
                                                 n.   Euro T1 Investments LLC (DE)
                                                 o.   TLA Holdings II LLC (DE)
    3. Brighthouse Securities, LLC (DE)
    4. Brighthouse Services, LLC (DE)
    5. Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 20,992 owners of qualified contracts and 12,085 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account B).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company of NY's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company of NY or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company of NY and of Brighthouse Life Insurance Company of NY's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities

Brighhouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------




Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277







Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277

Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:





                                             (2)
                                      NET UNDERWRITING        (3)            (4)           (5)
                 (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
    NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$39,562,157        $0              $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant



(b) Brighthouse Financial Annuity Operations, 47000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266



(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



(d) Brighthouse Securities, LLC 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company of NY, 285 Madison Avenue, Suite 1400, New York, NY 10017


(f)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647


(g)        Brighthouse Financial, Once Financial Center, 21st Floor, Boston, MA
           02111


(h)        Metropolitan Tower Life Insurance Company, 200 Park Avenue, New
           York, NY 10166




ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by Metropolitan Tower Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract Owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract Owners, an offer to supply the annual audited financial statements of Metropolitan Tower Life Insurance Company ("Guarantor"), free of charge upon a contract Owner's request.

Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months from the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of the Guarantor regarding such financial statements.



                                REPRESENTATIONS


Brighthouse Life Insurance Company of NY (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Charlotte, and state of North Carolina, on the 27th day of April, 2018.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
   By:   /s/ Gregory E. Illson
         -----------------------------------------
         Gregory E. Illson
         Vice President



   BRIGHTHOUSE LIFE INSURANCE
   COMPANY OF NY
   (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2018.


/s/ Peter M. Carlson*              Chairman of the Board, President and Chief Executive
-------------------------------    Officer and a Director
Peter M. Carlson

/s/ Kimberly A. Berwanger*         Director and Vice President
-------------------------------
Kimberly A. Berwanger

/s/ Norse N. Blazzard*             Director
-------------------------------
Norse N. Blazzard

/s/ David W. Chamberlin*           Director, Vice President and Controller (principal
-------------------------------    accounting officer)
David W. Chamberlin

/s/ Lynn A. Dumais*                Vice President and Chief Financial Officer
-------------------------------
Lynn A. Dumais

/s/ Richard A. Hemmings*           Director
-------------------------------
Richard A. Hemmings

/s/ Richard C. Pearson*            Director
-------------------------------
Richard C. Pearson

/s/ Conor E. Murphy*               Director, Vice President and Head of Client Solutions and
-------------------------------    Strategy
Conor E. Murphy

/s/ Mayer Naiman*                  Director

-------------------------------
Mayer Naiman



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 27, 2018

* Brighthouse Life Insurance Company of NY. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                   SIGNATURES

     As required by the Securities Act of 1933, Metropolitan Tower Life Insurance Company has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and state of New York, on the 27th day of April 2018.


   METROPOLITAN TOWER LIFE
   INSURANCE COMPANY
   (Guarantor)
   By:   /s/ Darrell Hall
         ----------------------
         Darrell Hall
         Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2018.


*                                 President and Presiding Officer of the Board
-------------------------------
Marlene Debel

*                                 Executive Vice President and Chief Accounting Officer
-------------------------------
William O'Donnell

*                                 Vice President and Chief Financial Officer
-------------------------------
Anne Belden

*                                 Director
-------------------------------
Michael D, Borowski

*                                 Director
-------------------------------
Frank Cassandra

*                                 Director
-------------------------------
Andrew Kaniuk

*                                 Director
-------------------------------
John D. McCallion

*                                 Director
-------------------------------
Richard J. Leist

*                                 Director
-------------------------------
Alessandro Papa

*                                 Director

-------------------------------
Michael Zarcone



   *By:   /s/ Heather Harker
          -------------------
          Heather Harker
          Attorney-In Fact
          April 27, 2018

*Metropolitan Tower Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10.(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Registrant and the Depositor

10.(ii) Consent of Independent Auditors (Deloitte & Touche LLP) for the Guarantor (Metropolitan Tower Life Insurance Company)

10.(iii) Consent of Independent Auditors (Deloitte & Touche LLP) (General American Life Insurance Company)

13.(i)    Powers of Attorney for Brighthouse Life Insurance Company of NY
          (Depositor)

13.(ii) Powers of Attorney for Metropolitan Tower Life Insurance Company (Guarantor)